UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Item 1. Reports to Stockholders

This disclosure does not apply to investors who own fund shares beneficially through a variable insurance contract. Each applicable insurance company will provide information regarding delivery of fund shareholder reports to its contract owners.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Registrant’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Registrant. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Registrant or VALIC Retirement Services Company (VRSCO), as your retirement plan recordkeeper, electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.valic.com.

You may elect to receive all future reports in paper free of charge. You can inform the Registrant or VRSCO that you wish to continue receiving paper copies of your shareholder reports by contacting 1-866-345-5954 or visiting FundReports.com and providing the 20-digit unique ID located above or below your mailing address. Your election to receive reports in paper will apply to all funds held within your employer-sponsored retirement plan account with VRSCO.

VALIC Company II

SEMI-ANNUAL REPORT FEBRUARY 28, 2019

VALIC Company II

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the Semi-Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the six-month period ended February 28, 2019. We encourage you to carefully read this report and thank you for your investment with VALIC Company II.

As anticipated, the Federal Reserve (the “Fed”) continued to raise the federal funds target rate, increasing the rate from 2.00% at the start of the period to 2.50% with two rate hikes during the reporting period. However, toward the end of the period, the Fed signaled a pause with respect to further interest rate increases, citing concern over global growth and trade policy uncertainty. The Fed reiterated that future interest rate policy would be data dependent and not run on a preordained schedule.

Domestically, the total return for the S&P 500® Index,* widely regarded as the best single gauge of the U.S. equity market, declined 3.04% over the six-month period. The period started strong with the September jobs report showing unemployment at 3.7% in an environment of modest wage growth and stable inflation. Furthermore, consumer confidence hit an 18-year high in September, according to The Conference Board.

However, the fourth quarter hit investors hard; equity markets posted double-digit losses and saw their first annual decline since 2008. Concerns over the US-China trade disputes and impact of higher tariffs combined with worries that corporate earnings may have peaked took its toll on the equity markets. The final month of the year saw a steep decline in the markets, with the S&P 500 falling 9.03%.

Relief came in early 2019 with the 312,000 new jobs in December’s jobs report doubling expectations, wage growth increasing to 3.2% annually and the employment participation rate rising from 62.9% to 63.1%. These conditions combined with the aforementioned pause of the Fed’s interest rate increases reinvigorated the markets and the S&P 500 returned 11.48% over the first two months of 2019.

Fixed income markets benefited from the flight from equity volatility, with the Bloomberg Barclays U.S. Aggregate Bond Index,** a broad measure of the U.S. bond market, returning 1.99% for the six-month period. The treasury yield curve continued to flatten as the spread narrowed between the 2- and 10-Year Treasuries. Long Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Long Index,*** returned 0.54% for the period. Risk assets, predominantly high yield assets, also gained ground as evidenced by the 1.94% return of the FTSE High Yield Market Index. ****

The MSCI EAFE Index (net),***** designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, declined 3.58%. The period began with increased tariffs on Chinese goods brought into the US, intensifying the trade war. However, these were later suspended, creating policy uncertainty. The European Union’s economic growth continued its slowdown, compounded by complications with Brexit, decreased exports to China and political tensions in Italy and France. Both the European Central Bank and the Bank of Japan maintained their negative interest rate policies. The MSCI Emerging Markets Index (net), ****** designed to measure equity market performance in global emerging markets, returned 0.33%. Currency depreciation in several emerging markets, notably Turkey, Argentina and India, increased inflation in those countries. Chinese stimulus to counteract their economic slowdown helped to lift other Asian equities; however Chinese imports and exports continued to decrease.

Planning for your financial future in such an uncertain world should be a top priority. We believe your investment with VALIC Company II is an important step that may help you reach your long-term financial goals. Another important step is to meet with your financial advisor periodically to ensure that you maintain a diversified portfolio appropriate for your goals and risk tolerance.

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to helping you meet your investment goals in the years ahead.

Sincerely,

John T. Genoy, President

VALIC Company II

Past performance is no guarantee of future results.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

***

The Bloomberg Barclays U.S. Treasury Long Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

1

****

The FTSE High Yield Market Index measures the performance of high-yield debt issued by corporations domiciled in the US or Canada, including cash-pay, deferred interest securities, and debt issued under Rule 144A in unregistered form.

*****

The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

******

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

2

VALIC Company II

EXPENSE EXAMPLE — February 28, 2019 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2018 and held until February 28, 2019. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with your Variable Contract, Plan or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended February 28, 2019” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended February 28, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2019” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended February 28, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2019” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

VALIC Company II

EXPENSE EXAMPLE — February 28, 2019 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at September 1, 2018	Ending Account Value Using Actual Return at February 28, 2019	Expenses Paid During the Six Months Ended February 28, 2019*	Beginning Account Value at September 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at February 28, 2019	Expenses Paid During the Six Months Ended February 28, 2019*	Annualized Expense Ratio
Aggressive Growth Lifestyle#	$1,000.00	$968.25	$0.49	$1,000.00	$1,024.30	$0.50	0.10%
Capital Appreciation#	$1,000.00	$954.30	$4.12	$1,000.00	$1,020.58	$4.26	0.85%
Conservative Growth Lifestyle#	$1,000.00	$991.88	$0.49	$1,000.00	$1,024.30	$0.50	0.10%
Core Bond#	$1,000.00	$1,017.69	$3.85	$1,000.00	$1,020.98	$3.86	0.77%
Government Money Market II#	$1,000.00	$1,008.28	$2.74	$1,000.00	$1,022.07	$2.76	0.55%
High Yield Bond#	$1,000.00	$1,019.92	$4.81	$1,000.00	$1,020.03	$4.81	0.96%
International Opportunities#	$1,000.00	$899.58	$4.71	$1,000.00	$1,019.84	$5.01	1.00%
Large Cap Value#	$1,000.00	$949.03	$3.91	$1,000.00	$1,020.78	$4.06	0.81%
Mid Cap Growth#	$1,000.00	$961.72	$4.13	$1,000.00	$1,020.58	$4.26	0.85%
Mid Cap Value#	$1,000.00	$943.97	$5.06	$1,000.00	$1,019.59	$5.26	1.05%
Moderate Growth Lifestyle#	$1,000.00	$977.33	$0.49	$1,000.00	$1,024.30	$0.50	0.10%
Small Cap Growth#	$1,000.00	$937.79	$5.57	$1,000.00	$1,019.04	$5.81	1.16%
Small Cap Value#	$1,000.00	$902.80	$4.48	$1,000.00	$1,020.08	$4.76	0.95%
Socially Responsible#	$1,000.00	$974.45	$2.74	$1,000.00	$1,022.02	$2.81	0.56%
Strategic Bond	$1,000.00	$1,023.02	$4.36	$1,000.00	$1,020.48	$4.36	0.87%

*

Expenses are equal to each Fund‘s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period) . These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA‘s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.

#

During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended February 28, 2019” and the “Annualized Expense Ratio” would have been higher.

4

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	56.4%
Domestic Fixed Income Investment Companies	18.3
International Equity Investment Companies	17.8
Real Estate Investment Companies	4.9
International Fixed Income Investment Companies	2.6

100.0%

*	Calculated as a percentage of net assets

5

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(2) — 100.0%
Domestic Equity Investment Companies — 56.4%
VALIC Co. I Blue Chip Growth Fund	97,747	$2,135,765
VALIC Co. I Dividend Value Fund	2,520,832	32,392,689
VALIC Co. I Large Cap Core Fund	730,189	8,813,381
VALIC Co. I Large Capital Growth Fund	253,088	4,175,951
VALIC Co. I Mid Cap Index Fund	893,284	24,824,372
VALIC Co. I Mid Cap Strategic Growth Fund	589,091	9,902,623
VALIC Co. I Nasdaq-100 Index Fund	1,250,737	17,873,028
VALIC Co. I Science & Technology Fund	832,524	26,607,456
VALIC Co. I Small Cap Index Fund	375,110	8,319,941
VALIC Co. I Small Cap Special Values Fund	759,753	10,332,646
VALIC Co. I Stock Index Fund	1,340,763	55,132,177
VALIC Co. I Value Fund	752,231	13,645,466
VALIC Co. II Capital Appreciation Fund	1,096,261	21,059,182
VALIC Co. II Large Cap Value Fund	1,647,014	35,575,511
VALIC Co. II Mid Cap Growth Fund	939,168	9,673,429
VALIC Co. II Mid Cap Value Fund	976,584	20,400,844
VALIC Co. II Small Cap Growth Fund	414,076	9,051,693
VALIC Co. II Small Cap Value Fund	1,223,956	17,392,419

Total Domestic Equity Investment Companies
(cost $303,321,673)		327,308,573

Domestic Fixed Income Investment Companies — 18.3%
VALIC Co. I Capital Conservation Fund	917,005	8,959,139
VALIC Co. I Government Securities Fund	477,900	4,998,838
VALIC Co. I Inflation Protected Fund	2,219,683	24,305,534
VALIC Co. II Core Bond Fund	1,043,387	11,404,220
VALIC Co. II High Yield Bond Fund	3,689,435	28,334,862
VALIC Co. II Strategic Bond Fund	2,517,070	27,964,643

Total Domestic Fixed Income Investment Companies
(cost $105,246,114)		105,967,236

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 17.8%
VALIC Co. I Emerging Economies Fund	3,557,570	$29,278,799
VALIC Co. I Foreign Value Fund	3,026,952	29,845,750
VALIC Co. I International Equities Index Fund	2,026,623	14,328,227
VALIC Co. I International Growth Fund	583,000	8,412,694
VALIC Co. II International Opportunities Fund	1,115,585	21,385,773

Total International Equity Investment Companies
(cost $105,889,342)		103,251,243

International Fixed Income Investment Companies — 2.6%
VALIC Co. I International Government Bond Fund
(cost $15,297,354)	1,306,780	15,393,873

Real Estate Investment Companies — 4.9%
VALIC Co. I Global Real Estate Fund
(cost $27,561,637)	3,541,543	28,367,758

TOTAL INVESTMENTS
(cost $557,316,120)(1)	100.0%	580,288,683
Other assets less liabilities	0.0	112,644

NET ASSETS	100.0%	$580,401,327

#

The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 5 for cost of investments on a tax basis.
(2)	See Note 3

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$580,288,683	$—	$—	$580,288,683

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

6

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited)

Industry Allocation*

Finance — Credit Card	11.1%
Applications Software	8.0
Medical — Drugs	6.8
E-Commerce/Products	5.0
Electronic Components — Semiconductors	4.9
Computers	4.6
Web Portals/ISP	4.5
Aerospace/Defense	3.3
E-Commerce/Services	2.7
Real Estate Investment Trusts	2.5
Medical — Biomedical/Gene	2.3
Oil Companies — Exploration & Production	2.2
Retail — Auto Parts	2.0
Cable/Satellite TV	2.0
Internet Security	1.9
Computer Data Security	1.9
Airlines	1.8
Containers — Paper/Plastic	1.7
Transport — Rail	1.7
Electronic Forms	1.7
Auto/Truck Parts & Equipment — Original	1.6
Building Products — Wood	1.6
Distribution/Wholesale	1.5
Computers — Memory Devices	1.5
Retail — Discount	1.5
Internet Infrastructure Software	1.4
Pharmacy Services	1.4
Insurance — Property/Casualty	1.2
Medical Instruments	1.2
Insurance — Multi-line	1.2
Retail — Apparel/Shoe	1.1
Food — Misc./Diversified	1.1
Banks — Super Regional	0.9
Internet Content — Entertainment	0.9
Food — Confectionery	0.8
Food — Wholesale/Distribution	0.8
Radio	0.8
Finance — Investment Banker/Broker	0.8
Apparel Manufacturers	0.7
Retail — Mail Order	0.7
Medical — Hospitals	0.7
Commercial Services	0.5
Chemicals — Diversified	0.5
Retail — Major Department Stores	0.5
Commercial Services — Finance	0.4
Registered Investment Companies	0.4
Enterprise Software/Service	0.3
Batteries/Battery Systems	0.3

98.9%

*	Calculated as a percentage of net assets

7

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Aerospace/Defense — 3.3%
Boeing Co.	7,710	$3,392,092

Airlines — 1.8%
Southwest Airlines Co.	33,209	1,861,032

Apparel Manufacturers — 0.7%
Deckers Outdoor Corp.†	5,194	768,452

Applications Software — 8.0%
Microsoft Corp.	51,606	5,781,420
salesforce.com, Inc.†	15,559	2,546,231

		8,327,651

Auto/Truck Parts & Equipment-Original — 1.6%
Allison Transmission Holdings, Inc.	34,397	1,709,531

Banks - Super Regional — 0.9%
US Bancorp	18,570	959,883

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	7,181	329,464

Building Products - Wood — 1.6%
Masco Corp.	43,167	1,621,353

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	53,611	2,073,137

Chemicals - Diversified — 0.5%
Westlake Chemical Corp.	7,159	500,199

Commercial Services — 0.5%
CoStar Group, Inc.†	1,245	569,625

Commercial Services - Finance — 0.4%
Sabre Corp.	16,573	371,732

Computer Data Security — 1.9%
Fortinet, Inc.†	22,753	1,974,733

Computers — 4.6%
Apple, Inc.	27,582	4,775,823

Computers - Memory Devices — 1.5%
NetApp, Inc.	23,754	1,548,761

Containers - Paper/Plastic — 1.7%
Berry Global Group, Inc.†	33,452	1,755,226

Distribution/Wholesale — 1.5%
WW Grainger, Inc.	5,231	1,594,252

E-Commerce/Products — 5.0%
Amazon.com, Inc.†	3,198	5,244,176

E-Commerce/Services — 2.7%
Expedia Group, Inc.	14,278	1,760,620
TripAdvisor, Inc.†#	20,668	1,098,918

		2,859,538

Electronic Components - Semiconductors — 4.9%
Intel Corp.	35,985	1,905,766
Texas Instruments, Inc.	6,781	717,294
Xilinx, Inc.	19,647	2,461,769

		5,084,829

Electronic Forms — 1.7%
Adobe, Inc.†	6,622	1,738,275

Enterprise Software/Service — 0.3%
Ultimate Software Group, Inc.†	1,092	361,998

Finance - Credit Card — 11.1%
Alliance Data Systems Corp.	7,232	1,251,136
American Express Co.	21,573	2,324,275
Discover Financial Services	13,639	976,689

Security Description	Shares	Value (Note 2)

Finance - Credit Card (continued)
Mastercard, Inc., Class A	13,654	$3,069,010
Visa, Inc., Class A	26,318	3,898,222

		11,519,332

Finance - Investment Banker/Broker — 0.8%
Evercore, Inc., Class A	8,733	804,309

Food - Confectionery — 0.8%
Hershey Co.	7,770	859,984

Food - Misc./Diversified — 1.1%
Post Holdings, Inc.†	11,130	1,133,924

Food - Wholesale/Distribution — 0.8%
Sysco Corp.	12,709	858,493

Insurance - Multi-line — 1.2%
Allstate Corp.	13,426	1,267,146

Insurance - Property/Casualty — 1.2%
Progressive Corp.	17,745	1,293,611

Internet Content - Entertainment — 0.9%
Facebook, Inc., Class A†	5,841	943,029

Internet Infrastructure Software — 1.4%
F5 Networks, Inc.†	8,796	1,478,959

Internet Security — 1.9%
Palo Alto Networks, Inc.†	8,214	2,022,862

Medical Instruments — 1.2%
Edwards Lifesciences Corp.†	3,609	610,968
Intuitive Surgical, Inc.†	1,220	668,084

		1,279,052

Medical - Biomedical/Gene — 2.3%
Amgen, Inc.	12,869	2,446,140

Medical - Drugs — 6.8%
AbbVie, Inc.	30,943	2,451,923
Eli Lilly & Co.	20,569	2,597,659
Jazz Pharmaceuticals PLC†	6,790	950,804
Zoetis, Inc.	11,441	1,078,086

		7,078,472

Medical - Hospitals — 0.7%
HCA Healthcare, Inc.	4,939	686,719

Oil Companies - Exploration & Production — 2.2%
ConocoPhillips	21,481	1,457,486
EOG Resources, Inc.	8,510	799,940

		2,257,426

Pharmacy Services — 1.4%
Cigna Corp.	8,312	1,449,945

Radio — 0.8%
Sirius XM Holdings, Inc.#	140,822	835,074

Real Estate Investment Trusts — 2.5%
Equity LifeStyle Properties, Inc.	5,866	637,282
Essex Property Trust, Inc.	6,977	1,952,444

		2,589,726

Retail - Apparel/Shoe — 1.1%
Burlington Stores, Inc.†	6,739	1,143,878

Retail - Auto Parts — 2.0%
AutoZone, Inc.†	554	520,189
O’Reilly Automotive, Inc.†	4,284	1,593,477

		2,113,666

8

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount — 1.5%
Walmart, Inc.	15,533	$1,537,612

Retail - Mail Order — 0.7%
Williams-Sonoma, Inc.#	12,539	729,268

Retail - Major Department Stores — 0.5%
Nordstrom, Inc.#	10,269	485,518

Transport - Rail — 1.7%
Genesee & Wyoming, Inc., Class A†	21,386	1,753,652

Web Portals/ISP — 4.5%
Alphabet, Inc., Class A†	1,044	1,176,118
Alphabet, Inc., Class C†	3,093	3,463,913

		4,640,031

Total Long-Term Investment Securities
(cost $89,943,260)		102,629,590

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(2)
(cost $359,572)	359,572	359,572

TOTAL INVESTMENTS
(cost $90,302,832)(3)	98.9%	102,989,162
Other assets less liabilities	1.1	1,183,270

NET ASSETS	100.0%	$104,172,432

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of February 28, 2019.
(2)

At February 28, 2019, the Fund had loaned securities with a total value of $2,289,924. This was secured by collateral of $359,572, which was received in cash and subsequently invested in short-term investments currently valued at $359,572 as reported in the Portfolio of Investments. Additional collateral of $1,991,611 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/28/2019 to 06/20/2019	$62,502
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	1,929,109

(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$102,629,590	$—	$—	$102,629,590
Short-Term Investment Securities	359,572	—	—	359,572

Total Investments at Value	$102,989,162	$—	$—	$102,989,162

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

9

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	55.6%
Domestic Equity Investment Companies	28.4
International Equity Investment Companies	8.5
International Fixed Income Investment Companies	4.7
Real Estate Investment Companies	2.8

100.0%

*	Calculated as a percentage of net assets

10

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 28.4%
VALIC Co. I Dividend Value Fund	1,035,703	$13,308,788
VALIC Co. I Large Cap Core Fund	197,475	2,383,525
VALIC Co. I Large Capital Growth Fund	643	10,603
VALIC Co. I Mid Cap Index Fund	224,722	6,245,032
VALIC Co. I Mid Cap Strategic Growth Fund	105,040	1,765,729
VALIC Co. I Nasdaq-100 Index Fund	378,052	5,402,369
VALIC Co. I Science & Technology Fund	242,502	7,750,367
VALIC Co. I Small Cap Index Fund	57,677	1,279,275
VALIC Co. I Small Cap Special Values Fund	348,822	4,743,975
VALIC Co. I Stock Index Fund	374,476	15,398,470
VALIC Co. I Value Fund	177,437	3,218,710
VALIC Co. II Capital Appreciation Fund	268,561	5,159,065
VALIC Co. II Large Cap Value Fund	453,801	9,802,109
VALIC Co. II Mid Cap Growth Fund	170,377	1,754,881
VALIC Co. II Mid Cap Value Fund	317,958	6,642,146
VALIC Co. II Small Cap Growth Fund	80,930	1,769,137
VALIC Co. II Small Cap Value Fund	327,277	4,650,607

Total Domestic Equity Investment Companies
(cost $86,805,109)		91,284,788

Domestic Fixed Income Investment Companies — 55.6%
VALIC Co. I Capital Conservation Fund	1,696,012	16,570,036
VALIC Co. I Government Securities Fund	792,988	8,294,655
VALIC Co. I Inflation Protected Fund	1,242,824	13,608,920
VALIC Co. II Core Bond Fund	4,006,795	43,794,266
VALIC Co. II High Yield Bond Fund	4,473,148	34,353,774
VALIC Co. II Strategic Bond Fund	5,599,820	62,214,004

Total Domestic Fixed Income Investment Companies
(cost $177,820,082)		178,835,655

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 8.5%
VALIC Co. I Emerging Economies Fund	1,043,873	$8,591,073
VALIC Co. I Foreign Value Fund	1,001,505	9,874,842
VALIC Co. I International Equities Index Fund	270,541	1,912,723
VALIC Co. I International Growth Fund	92,925	1,340,908
VALIC Co. II International Opportunities Fund	290,621	5,571,200

Total International Equity Investment Companies
(cost $27,811,589)		27,290,746

International Fixed Income Investment Companies — 4.7%
VALIC Co. I International Government Bond Fund (cost $15,059,039)	1,286,102	15,150,281

Real Estate Investment Companies — 2.8%
VALIC Co. I Global Real Estate Fund (cost $8,582,216)	1,114,502	8,927,164

TOTAL INVESTMENTS
(cost $316,078,035)(2)	100.0%	321,488,634
Liabilities in excess of other assets	(0.0)	(437)

NET ASSETS	100.0%	$321,488,197

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$321,488,634	$—	$—	$321,488,634

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

11

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	23.7%
Federal Home Loan Mtg. Corp.	9.1
United States Treasury Notes	8.1
Registered Investment Companies	7.7
Diversified Banking Institutions	5.4
Government National Mtg. Assoc.	4.5
United States Treasury Bonds	3.2
Diversified Financial Services	2.8
Banks — Commercial	2.4
Electric — Integrated	2.4
U.S. Government Treasuries	2.2
Pipelines	1.9
Telephone — Integrated	1.5
Cable/Satellite TV	1.2
Auto — Cars/Light Trucks	1.2
Oil Companies — Exploration & Production	1.1
Real Estate Investment Trusts	1.0
Banks — Super Regional	0.8
Oil Companies — Integrated	0.8
Food — Misc./Diversified	0.7
Medical — Drugs	0.7
Diversified Manufacturing Operations	0.7
Medical Labs & Testing Services	0.6
Machinery — Farming	0.6
Cellular Telecom	0.6
Chemicals — Diversified	0.6
Medical — HMO	0.5
Aerospace/Defense — Equipment	0.5
Pharmacy Services	0.5
Retail — Restaurants	0.5
Brewery	0.5
Computer Services	0.5
Paper & Related Products	0.4
Insurance — Life/Health	0.4
Savings & Loans/Thrifts	0.4
Finance — Credit Card	0.4
Finance — Other Services	0.4
Broadcast Services/Program	0.3
Electric — Distribution	0.3
Oil — Field Services	0.3
Finance — Consumer Loans	0.3
Networking Products	0.3
Beverages — Non-alcoholic	0.3
Computers	0.3
Electronic Components — Semiconductors	0.3
Transport — Equipment & Leasing	0.3
Machinery — Construction & Mining	0.3
SupraNational Banks	0.3
Satellite Telecom	0.2
Transport — Rail	0.2
Television	0.2
Medical — Hospitals	0.2
Insurance — Mutual	0.2
Retail — Mail Order	0.2
Electronic Measurement Instruments	0.2
Enterprise Software/Service	0.2
Food — Meat Products	0.2
Trucking/Leasing	0.2
Tools — Hand Held	0.2
Banks — Special Purpose	0.2
Medical — Wholesale Drug Distribution	0.2
Retail — Discount	0.2
Insurance — Multi-line	0.2
Medical Instruments	0.2
Building & Construction Products — Misc.	0.2
Machinery — General Industrial	0.2
Agricultural Chemicals	0.2
Medical — Biomedical/Gene	0.2
Sovereign Agency	0.2

Real Estate Management/Services	0.2
Medical — Generic Drugs	0.2
Retail — Building Products	0.2
Office Supplies & Forms	0.2
Auto/Truck Parts & Equipment — Original	0.3
Sovereign	0.1
Electric — Generation	0.1
Gas — Distribution	0.1
Food — Retail	0.1
Electronic Parts Distribution	0.1
Insurance — Property/Casualty	0.1
Retail — Automobile	0.1
Machinery — Electrical	0.1
Transport — Truck	0.1
Insurance Brokers	0.1
Finance — Investment Banker/Broker	0.1
Multimedia	0.1
Semiconductor Equipment	0.1
Aerospace/Defense	0.1
Cosmetics & Toiletries	0.1
Oil Field Machinery & Equipment	0.1
Chemicals — Specialty	0.1
Building — Heavy Construction	0.1
Semiconductor Components — Integrated Circuits	0.1
Building & Construction — Misc.	0.1
Diversified Minerals	0.1
Security Services	0.1
Computers — Integrated Systems	0.1
Steel — Producers	0.1
Building — Residential/Commercial	0.1
Metal — Copper	0.1
Auto — Heavy Duty Trucks	0.1
Advertising Agencies	0.1
Hotels/Motels	0.1
Banks — Money Center	0.1
Rental Auto/Equipment	0.1
Batteries/Battery Systems	0.1
Commercial Services	0.1
Containers — Metal/Glass	0.1
Oil & Gas Drilling	0.1
Retail — Office Supplies	0.1
Transport — Marine	0.1
Transport — Services	0.1
Medical Products	0.1
Finance — Mortgage Loan/Banker	0.1
Petrochemicals	0.1
Coal	0.1
Commercial Services — Finance	0.1
E-Commerce/Products	0.1
Retail — Appliances	0.1
Energy — Alternate Sources	0.1
Internet Content — Entertainment	0.1
Poultry	0.1
Metal Processors & Fabrication	0.1
Metal — Iron	0.1
Building Societies	0.1
Real Estate Operations & Development	0.1
Casino Services	0.1
Chemicals — Fibers	0.1
Investment Companies	0.1
Containers — Paper/Plastic	0.1
Internet Connectivity Services	0.1
Retail — Drug Store	0.1

104.9%

*	Calculated as a percentage of net assets

12

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited) — (continued)

Credit Quality†#

Aaa	53.0%
Aa	2.9
A	10.0
Baa	19.3
Ba	5.0
B	4.4
Caa	1.1
Not Rated@	4.3

100.0%

†	Source: Moody's
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

13

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 2.8%
Diversified Financial Services — 2.8%
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	$150,000	$150,790
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	167,000	168,883
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	850,000	844,311
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	1,332,000	1,340,001
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	2,377,000	2,453,564
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,233,000	1,255,228
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	2,985,000	3,088,606
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 3.56% (1 ML + 1.07%) due 12/15/2037*(1)	750,000	752,347
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	1,042,000	1,020,156
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	1,000,000	1,013,617
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	1,605,412	1,609,053
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	1,554,000	1,539,682
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	150,000	149,263
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	150,000	152,036
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(3)	754,000	762,971
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	5,692	5,699
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,770,000	1,764,312
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	1,447,366	1,492,238
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 3.19% (1 ML+0.70%) due 06/15/2034*(1)	300,000	298,310
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	2,256,000	2,236,373
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	500,000	503,239

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	$400,000	$402,677
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	1,023,000	1,013,029
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	1,000,000	984,754
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	61,008
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	700,000	700,287
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	2,216,912	2,202,331
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	188,000	188,617
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	1,000,000	997,321
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,351,385
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(3)	4,520,000	4,457,186
MTRO Commercial Mtg. Trust-TECH FRS Series 2019 -TECH, Class A 3.39% (1 ML+0.90%) due 12/15/2033*(1)	2,950,000	2,951,848
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	247,542	245,937
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	1,908,998	1,867,873
Synchrony Credit Card Master Note Trust Series 2016-3, Class B 1.91% due 09/15/2022	1,200,000	1,192,930
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	850,000	837,558
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	126,019
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	300,000	299,823
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	500,000	507,719
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31% due 08/15/2024	200,000	198,049

Total Asset Backed Securities
(cost $44,406,162)		44,187,030

14

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 33.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	$644,000	$649,487
Interpublic Group of Cos., Inc. Senior Notes 5.40% due 10/01/2048	865,000	840,051

		1,489,538

Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	1,816,000	1,818,328

Aerospace/Defense - Equipment — 0.5%
Harris Corp. Senior Notes 4.40% due 06/15/2028	2,611,000	2,687,692
L3 Technologies, Inc. Company Guar. Notes 4.40% due 06/15/2028	970,000	996,418
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	459,000	466,266
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	720,000	709,200
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	3,097,000	3,158,796

		8,018,372

Airlines — 0.0%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(4)(5)	37,452	37,670
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	481,461	484,735

		522,405

Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	110,000	110,000

Applications Software — 0.0%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	679,000	700,219

Auto - Cars/Light Trucks — 1.2%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	2,545,000	2,549,022
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	1,935,000	1,873,685
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	852,000	844,030
Daimler Finance North America LLC Company Guar. Notes 3.75% due 11/05/2021*	1,574,000	1,587,080
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/18/2021	3,478,000	3,412,127

Security Description	Principal Amount	Value (Note 2)

Auto - Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	$1,485,000	$1,464,193
Hyundai Capital America Senior Notes 3.95% due 02/01/2022*#	3,811,000	3,832,732
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	1,655,000	1,591,792
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	2,045,000	2,073,691

		19,228,352

Auto - Heavy Duty Trucks — 0.1%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	709,000	713,431
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	790,000	776,175

		1,489,606

Banks - Commercial — 1.0%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	6,016,000	6,142,873
Citizens Bank NA Senior Notes 3.75% due 02/18/2026	1,004,000	1,003,609
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,578,758
KeyBank NA Senior Notes 3.30% due 02/01/2022	786,000	791,170
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037(5)	4,032,000	5,201,915
SunTrust Bank Senior Notes 3.50% due 08/02/2022	1,374,000	1,383,205

		16,101,530

Banks - Super Regional — 0.7%
Bank of America NA Senior Notes 3.34% due 01/25/2023	2,372,000	2,383,984
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	4,631,000	4,507,979
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	2,403,000	2,386,549
Wells Fargo Bank NA Senior Notes 3.55% due 08/14/2023	2,458,000	2,494,794

		11,773,306

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*#	890,000	898,900

15

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Batteries/Battery Systems (continued)
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	$528,000	$525,360

		1,424,260

Beverages - Non-alcoholic — 0.3%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023*	869,000	878,553
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	2,245,000	2,286,059
PepsiCo., Inc. Senior Notes 2.75% due 04/30/2025	1,617,000	1,592,361

		4,756,973

Brewery — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	36,000	35,584
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	1,311,000	1,265,525
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*	1,376,000	1,320,228
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	716,000	659,401
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	3,881,000	4,077,598

		7,358,336

Broadcast Services/Program — 0.3%
Fox Corp. Company Guar. Notes 4.03% due 01/25/2024*	1,998,000	2,039,301
Fox Corp. Company Guar. Notes 5.48% due 01/25/2039*	1,148,000	1,207,753
Fox Corp. Company Guar. Notes 5.58% due 01/25/2049*	1,410,000	1,486,607
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	1,040,000	943,800

		5,677,461

Building & Construction Products - Misc. — 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047	2,432,000	1,890,754
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	975,000	1,017,656

		2,908,410

Building & Construction - Misc. — 0.1%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*#	649,000	659,546

Security Description	Principal Amount	Value (Note 2)

Building & Construction - Misc. (continued)
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	$1,000,000	$945,000

		1,604,546

Building - Heavy Construction — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	630,000	660,555
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	985,000	985,000

		1,645,555

Building - Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	1,004,000	942,505

Cable/Satellite TV — 1.0%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	858,000	885,885
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	361,000	347,237
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	420,000	429,975
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	302,000	308,795
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	263,000	273,849
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	2,029,000	2,072,416
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	181,000	174,493
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	804,000	803,828
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	689,000	737,644
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	2,437,000	2,473,817
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	461,000	433,327
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,890,000	1,950,416
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	1,477,000	1,536,688

16

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	$2,520,000	$2,525,645
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023#	266,000	236,740

		15,190,755

Casino Services — 0.1%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026*#	855,000	869,963

Cellular Telecom — 0.5%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	4,175,000	4,468,335
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	2,980,000	2,983,725

		7,452,060

Chemicals - Diversified — 0.4%
Dow Chemical Co. Senior Notes 5.55% due 11/30/2048*	1,409,000	1,482,530
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	2,098,000	2,189,393
DowDuPont, Inc. Senior Notes 5.42% due 11/15/2048	2,069,000	2,208,215

		5,880,138

Chemicals - Fibers — 0.1%
Rayonier AM Products, Inc. Company Guar. Notes 5.50% due 06/01/2024*	935,000	864,875

Chemicals - Specialty — 0.1%
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	1,005,000	1,016,306
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	507,000	665,891

		1,682,197

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	1,104,000	1,123,320

Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	134,000	110,602

Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,444,000	1,409,409

Security Description	Principal Amount	Value (Note 2)

Commercial Services - Finance — 0.1%
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	$1,087,000	$1,063,562

Computer Services — 0.5%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	565,000	527,569
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	5,574,000	5,543,058
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022	1,104,000	1,089,268

		7,159,895

Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*#	865,000	756,875

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	1,139,000	1,141,377
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,700,000	1,803,607
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,243,000	1,406,242
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	56,000	57,653

		4,408,879

Computers - Integrated Systems — 0.1%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	1,054,000	895,900
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	695,000	695,000

		1,590,900

Consumer Products - Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	725,000	672,438

Containers - Metal/Glass — 0.1%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	583,000	638,385
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	726,000	740,484

		1,378,869

Cosmetics & Toiletries — 0.1%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*#	1,065,000	1,026,340

17

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries (continued)
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	$734,000	$717,485

		1,743,825

Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*#	790,000	760,375

Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	725,000	717,750

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	705,000	697,950

Diversified Banking Institutions — 2.9%
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	2,286,000	2,294,950
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	1,949,000	1,980,869
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	3,882,000	3,865,955
Bank of America Corp. Senior Notes 4.27% due 07/23/2029	1,053,000	1,081,542
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037(5)	1,734,000	2,002,005
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	3,486,000	3,337,756
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	782,000	771,371
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	1,801,000	1,808,217
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	2,080,000	2,169,636
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033(5)	1,253,000	1,400,767
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033(5)	641,000	726,811
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	1,702,000	1,670,567
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/20/2024#	1,996,000	1,997,803
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,315,000	1,214,309
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,940,000	1,948,956

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037(5)	$2,373,000	$2,821,156
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	2,748,000	2,722,915
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	640,000	606,834
Morgan Stanley Senior Notes 4.43% due 01/23/2030	1,656,000	1,711,401
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	7,947,000	8,358,158

		44,491,978

Diversified Manufacturing Operations — 0.5%
3M Co. Senior Notes 3.25% due 02/14/2024	1,269,000	1,288,055
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	4,240,000	4,361,452
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	1,408,000	1,435,237

		7,084,744

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	934,000	1,041,429

Electric - Distribution — 0.3%
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	1,667,000	1,686,517
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048*	3,187,000	3,306,721

		4,993,238

Electric - Generation — 0.0%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	164,000	167,370

Electric - Integrated — 2.0%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,540,000	1,677,513
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	2,939,000	2,870,134
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	938,000	935,008
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	4,157,000	4,222,534
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	723,000	722,117
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	1,832,000	1,814,764

18

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	$4,183,000	$5,394,063
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	864,000	852,416
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	853,000	870,939
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	1,671,000	1,560,958
MidAmerican Energy Co. 1st Mtg. Notes 4.25% due 07/15/2049	2,634,000	2,690,618
Nevada Power Co. General Refunding Mtg. 2.75% due 04/15/2020	1,205,000	1,205,815
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	1,696,000	1,725,931
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	1,165,000	1,172,722
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	771,000	793,778
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	2,621,000	2,853,856

		31,363,166

Electronic Components - Semiconductors — 0.3%
Intel Corp. Senior Notes 2.45% due 07/29/2020	1,972,000	1,966,158
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	597,000	601,097
Micron Technology, Inc. Senior Notes 5.33% due 02/06/2029	1,738,000	1,741,111

		4,308,366

Electronic Measurement Instruments — 0.2%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	172,000	173,126
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	3,273,000	3,251,953

		3,425,079

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	1,063,000	1,029,392
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,200,000	1,177,143

		2,206,535

Energy - Alternate Sources — 0.1%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	997,000	1,015,325

Security Description	Principal Amount	Value (Note 2)

Enterprise Software/Service — 0.2%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	$1,025,000	$1,021,156
Oracle Corp. Senior Notes 2.95% due 11/15/2024	2,373,000	2,345,352

		3,366,508

Finance - Consumer Loans — 0.3%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,080,000	1,034,100
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	621,000	588,398
SLM Corp. Senior Notes 5.63% due 08/01/2033	1,133,000	875,242
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	925,000	946,969
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	560,000	567,000
Synchrony Financial Senior Notes 4.25% due 08/15/2024	1,415,000	1,387,727

		5,399,436

Finance - Credit Card — 0.4%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	800,000	814,000
American Express Co. Senior Notes 2.50% due 08/01/2022	599,000	586,680
American Express Co. Senior Notes 3.40% due 02/22/2024	3,090,000	3,098,269
American Express Co. Senior Notes 4.20% due 11/06/2025	988,000	1,026,683

		5,525,632

Finance - Investment Banker/Broker — 0.1%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	975,000	851,885
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)(5)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)(5)	230,000	23
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,085,000	1,097,206

		1,949,132

Finance - Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,160,000	1,144,920

19

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	$2,496,000	$2,472,644
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	1,089,000	1,057,773
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	794,000	779,113

		4,309,530

Food - Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	565,000	536,138
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	1,746,000	1,692,108

		2,228,246

Food - Misc./Diversified — 0.7%
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048#	1,815,000	1,702,975
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	1,529,000	1,726,691
General Mills, Inc. Senior Notes 4.70% due 04/17/2048#	2,188,000	2,040,115
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	1,487,000	1,511,255
Mondelez International, Inc. Senior Notes 3.63% due 02/13/2026	1,995,000	1,968,920
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	1,771,000	1,801,123
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	603,000	604,508

		11,355,587

Food - Retail — 0.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,102,000	1,046,900
Kroger Co. Senior Notes 5.40% due 01/15/2049	1,211,000	1,193,474

		2,240,374

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*	675,000	653,906
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*(4)(5)†	5,223	97

		654,003

Security Description	Principal Amount	Value (Note 2)

Gas - Distribution — 0.1%
Brooklyn Union Gas Co. Senior Notes 4.49% due 03/04/2049*	$1,096,000	$1,093,590
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	1,083,000	1,205,416

		2,299,006

Hotels/Motels — 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	413,000	426,423
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	316,000	317,580
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027#	749,000	743,382

		1,487,385

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Senior Notes 4.20% due 03/01/2049	760,000	763,300

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	955,000	963,917
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	1,004,000	991,698

		1,955,615

Insurance - Life/Health — 0.1%
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048	550,000	514,114
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	1,389,000	1,099,088

		1,613,202

Insurance - Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	909,000	1,006,910

Insurance - Mutual — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	908,000	886,310
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	2,825,000	2,786,086

		3,672,396

Insurance - Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	1,453,000	1,456,614
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	645,000	661,125

		2,117,739

20

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	$800,000	$814,000

Internet Content - Entertainment — 0.1%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025#	939,000	995,340

Investment Companies — 0.1%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	847,000	857,003

Machinery - Construction & Mining — 0.3%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	1,094,000	1,076,505
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	798,000	802,976
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	1,495,000	1,515,732
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	757,000	736,183

		4,131,396

Machinery - Electrical — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	1,988,000	2,000,266

Machinery - Farming — 0.4%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,743,000	2,741,285
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	1,190,000	1,180,677
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	1,954,000	1,992,072
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	866,000	893,203

		6,807,237

Machinery - General Industrial — 0.2%
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	2,813,000	2,830,216

Machinery - Thermal Process — 0.0%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	104,000	101,660

Medical Instruments — 0.2%
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049	1,074,000	1,072,258
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	1,893,000	1,888,927

		2,961,185

Security Description	Principal Amount	Value (Note 2)

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	$1,882,000	$1,829,128
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	1,506,000	1,413,267
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	1,138,000	1,150,803
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	2,027,000	1,962,700
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,795,000	1,790,701
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	1,240,000	1,239,395

		9,385,994

Medical Products — 0.1%
Baxter International, Inc. Senior Notes 3.50% due 08/15/2046	1,391,000	1,149,616

Medical - Biomedical/Gene — 0.2%
Celgene Corp. Senior Notes 3.63% due 05/15/2024	1,707,000	1,704,699
Celgene Corp. Senior Notes 4.63% due 05/15/2044	995,000	928,800

		2,633,499

Medical - Drugs — 0.3%
AbbVie, Inc. Senior Notes 4.45% due 05/14/2046	1,062,000	932,782
AbbVie, Inc. Senior Notes 4.88% due 11/14/2048	1,193,000	1,120,560
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	1,284,000	1,300,069
Pfizer, Inc. Senior Notes 3.00% due 09/15/2021#	770,000	774,920

		4,128,331

Medical - Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	1,521,000	1,433,007

Medical - HMO — 0.5%
Centene Corp. Senior Notes 4.75% due 01/15/2025	375,000	377,813
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	5,570,000	5,471,111
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	924,000	948,547
UnitedHealth Group, Inc. Senior Notes 4.45% due 12/15/2048	1,288,000	1,343,388

		8,140,859

21

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	$1,172,000	$1,224,361
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	513,000	541,049
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,325,000	1,374,277
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	550,000	566,456

		3,706,143

Medical - Wholesale Drug Distribution — 0.2%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	499,000	511,072
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	2,986,000	2,622,365

		3,133,437

Metal Processors & Fabrication — 0.1%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	220,000	214,500
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	739,000	744,542

		959,042

Metal - Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	915,000	901,714

Metal - Iron — 0.1%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	952,000	930,580

Multimedia — 0.1%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	937,000	901,863
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	1,108,000	1,044,979

		1,946,842

Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	4,874,000	4,825,542

Office Supplies & Forms — 0.2%
Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028	2,353,000	2,434,936

Oil Companies - Exploration & Production — 0.9%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,674,000	1,883,777

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Apache Corp. Senior Notes 4.38% due 10/15/2028#	$531,000	$522,005
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	835,000	835,000
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	965,000	607,950
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	1,753,000	1,786,637
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	915,000	759,450
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,011,000	971,824
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	865,000	843,375
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	898,000	1,035,902
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	2,608,000	2,440,208
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	636,000	596,250
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	383,000	57,929
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	650,000	674,375
WildHorse Resource Development Corp. Company Guar. Notes 6.88% due 02/01/2025(5)	889,000	901,224

		13,915,906

Oil Companies - Integrated — 0.5%
BP Capital Markets America, Inc. Company Guar. Notes 3.25% due 05/06/2022	1,041,000	1,048,845
BP Capital Markets America, Inc. Company Guar. Notes 4.23% due 11/06/2028	1,760,000	1,851,424
Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,266,000	1,245,686
Chevron Corp. Senior Notes 2.90% due 03/03/2024	3,674,000	3,658,517

		7,804,472

Oil Field Machinery & Equipment — 0.1%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	690,000	605,475
Hi-Crush Partners LP Senior Notes 9.50% due 08/01/2026*#	1,465,000	1,124,387

		1,729,862

22

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil - Field Services — 0.3%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	$698,000	$697,127
Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*	950,000	703,000
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	385,000	385,000
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,170,000	719,550
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	1,581,000	1,588,855
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	527,000	536,223
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 09/01/2027*	283,000	288,660

		4,918,415

Paper & Related Products — 0.4%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	2,536,000	2,508,758
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,700,000	2,729,033
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	679,000	703,606

		5,941,397

Petrochemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	1,145,000	1,140,421

Pharmacy Services — 0.5%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038*	1,457,000	1,447,711
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048*	1,435,000	1,419,477
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,873,000	3,758,478
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	490,181	493,073
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	247,527	264,254
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	484,696	524,774

		7,907,767

Pipelines — 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Senior Notes 5.75% due 03/01/2027*	389,000	391,917

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	$960,000	$1,022,410
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	231,000	255,833
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	1,116,000	1,108,512
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	1,530,000	1,549,431
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	1,256,000	1,291,107
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	1,377,000	1,436,292
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	1,049,000	1,125,730
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	858,000	839,767
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	213,000	179,985
Enterprise Products Operating LLC Company Guar. Notes 4.80% due 02/01/2049	1,528,000	1,553,176
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	400,000	372,004
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	501,245
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	677,000	693,925
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024	1,476,000	1,518,787
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	897,000	1,072,555
Magellan Midstream Partners LP Senior Notes 4.85% due 02/01/2049	1,185,000	1,203,504
MPLX LP Senior Notes 4.00% due 03/15/2028	1,143,000	1,103,832
MPLX LP Senior Notes 4.13% due 03/01/2027	767,000	752,052
MPLX LP Senior Notes 4.80% due 02/15/2029	83,000	85,013
MPLX LP Senior Notes 5.50% due 02/15/2049	2,520,000	2,576,081
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	1,267,000	1,279,670

23

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	$937,000	$912,404
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	217,000	202,895
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	765,000	757,350
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	1,300,000	1,291,003
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	1,201,000	1,265,108

		26,341,588

Poultry — 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,000,000	982,500

Publishing - Books — 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*#	950,000	764,750

Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	700,000	701,750

Real Estate Investment Trusts — 1.0%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	1,396,000	1,409,625
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	1,898,000	1,873,161
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049	1,486,000	1,481,768
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	626,000	629,130
ERP Operating LP Senior Notes 4.15% due 12/01/2028	1,103,000	1,145,852
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,205,000	1,198,975
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	650,000	617,500
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	445,000	421,637
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	600,000	618,216
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	665,000	629,256

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
iStar, Inc. Senior Notes 5.25% due 09/15/2022	$639,000	$626,220
iStar, Inc. Senior Notes 6.00% due 04/01/2022	289,000	288,639
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	305,000	312,244
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	787,000	781,097
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	800,000	760,188
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	1,825,000	1,872,627
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,220,000	1,186,816

		15,852,951

Real Estate Management/Services — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,200,000	1,173,000
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023*	674,000	677,623
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*#	847,000	766,535

		2,617,158

Real Estate Operations & Development — 0.1%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	890,000	894,254

Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	820,000	756,450
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*#	718,000	669,887

		1,426,337

Retail - Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,092,000	1,026,480

Retail - Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024	1,496,000	1,402,623
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	675,000	668,250

		2,070,873

24

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Building Products — 0.2%
Home Depot, Inc. Senior Notes 4.50% due 12/06/2048	$2,379,000	$2,516,343

Retail - Discount — 0.2%
Wal-Mart Stores, Inc. Senior Notes 2.55% due 04/11/2023	3,061,000	3,034,165

Retail - Drug Store — 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 4.80% due 11/18/2044	858,000	801,255

Retail - Mail Order — 0.2%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	3,528,000	3,551,711

Retail - Office Supplies — 0.1%
Staples, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,257,000	1,231,860

Retail - Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	487,000	493,234

Retail - Restaurants — 0.5%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	653,000	628,512
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	2,013,000	1,840,035
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	678,000	698,340
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	1,561,000	1,519,261
McDonald’s Corp. Senior Notes 4.45% due 09/01/2048	2,892,000	2,813,464

		7,499,612

Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	781,000	768,309

Savings & Loans/Thrifts — 0.4%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,331,000	2,556,252
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	3,000,000	3,016,299

		5,572,551

Security Services — 0.1%
ADT Corp. Senior Sec. Notes 4.13% due 06/15/2023	964,000	945,925

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	440,000	432,300

Security Description	Principal Amount	Value (Note 2)

Semiconductor Equipment (continued)
Lam Research Corp. Senior Notes 4.00% due 03/15/2029	$1,395,000	$1,395,369

		1,827,669

Steel - Producers — 0.1%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	720,000	707,400
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	850,000	837,250

		1,544,650

Telecommunication Equipment — 0.0%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025*	465,000	481,275

Telephone - Integrated — 1.0%
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	1,397,000	1,391,393
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	3,912,000	3,684,974
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	3,434,000	3,311,618
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024#	1,700,000	1,798,281
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031#	891,000	490,050
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	1,357,000	766,705
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	516,000	516,954
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	3,440,000	3,744,752

		15,704,727

Television — 0.2%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	799,000	868,912
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	1,678,000	1,667,973
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	552,000	549,930
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	118,000	119,180
Gray Television, Inc. Senior Notes 7.00% due 05/15/2027*	475,000	502,313

		3,708,308

25

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	$1,993,000	$1,986,746
Stanley Black & Decker, Inc. Senior Notes 4.85% due 11/15/2048	1,187,000	1,238,387

		3,225,133

Transport - Equipment & Leasing — 0.2%
GATX Corp. Senior Notes 4.35% due 02/15/2024	2,349,000	2,384,557
GATX Corp. Senior Notes 4.70% due 04/01/2029	756,000	765,963

		3,150,520

Transport - Marine — 0.1%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	1,223,000	1,197,098

Transport - Rail — 0.1%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	753,000	752,378
Norfolk Southern Corp. Senior Notes 5.10% due 08/01/2118	1,435,000	1,436,371

		2,188,749

Transport - Services — 0.1%
FedEx Corp. Company Guar. Notes 4.95% due 10/17/2048#	1,191,000	1,181,691

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	1,992,000	1,987,471

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.65% due 07/29/2021*	1,385,000	1,393,004
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	1,919,000	1,890,286

		3,283,290

Total U.S. Corporate Bonds & Notes
(cost $525,602,135)		525,430,762

FOREIGN CORPORATE BONDS & NOTES — 7.6%
Agricultural Chemicals — 0.2%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	960,000	936,000
Nutrien, Ltd. Senior Notes 3.63% due 03/15/2024	1,284,000	1,267,146
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	583,000	603,405

		2,806,551

Security Description	Principal Amount	Value (Note 2)

Auto/Truck Parts & Equipment - Original — 0.3%
Aptiv PLC Senior Notes 5.40% due 03/15/2049	$822,000	$818,367
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	985,000	876,463
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*	1,473,000	1,470,260

		3,165,090

Banks - Commercial — 1.2%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	2,683,000	2,693,435
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	728,000	725,043
Bank of Montreal Senior Notes 3.30% due 02/05/2024	2,786,000	2,778,341
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	2,705,000	2,670,866
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,607,000	1,560,514
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	2,695,000	2,777,194
ING Groep NV Senior Notes 4.63% due 01/06/2026*	763,000	787,008
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	1,862,000	1,742,763
National Australia Bank, Ltd. Senior Notes 3.63% due 06/20/2023	2,263,000	2,290,063

		18,025,227

Banks - Special Purpose — 0.2%
KFW Government Guar. Notes 2.63% due 02/28/2024	3,210,000	3,205,865

Building Societies — 0.1%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	1,018,000	929,769

Building - Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	616,000	591,938

Cable/Satellite TV — 0.3%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	1,390,000	1,344,825
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	216,075
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#	1,485,000	1,318,866

26

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	$880,000	$863,500
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	701,000	716,772

		4,460,038

Cellular Telecom — 0.1%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	817,000	800,660
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	590,000	595,640

		1,396,300

Chemicals - Diversified — 0.2%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	971,000	954,007
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	1,085,000	1,036,175
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	715,000	672,100

		2,662,282

Computers - Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	760,000	731,189

Containers - Paper/Plastic — 0.1%
Intertape Polymer Group, Inc. Senior Notes 7.00% due 10/15/2026*	823,000	829,172

Diversified Banking Institutions — 1.7%
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	1,776,000	1,773,610
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	2,259,000	2,326,586
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	1,115,000	1,110,421
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	5,310,000	5,309,548
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023	5,790,000	5,815,666
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	454,000	450,195
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	2,008,000	2,018,266
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	2,616,000	2,609,042

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	$269,000	$273,683
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	3,339,000	2,983,570
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	1,048,000	1,073,024

		25,743,611

Diversified Manufacturing Operations — 0.2%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	2,424,000	2,406,224

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	773,000	728,409
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 5.13% due 03/15/2023*	875,000	872,812

		1,601,221

Electric - Generation — 0.1%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	1,040,000	1,024,203
Electricite de France SA Senior Notes 5.00% due 09/21/2048*#	1,233,000	1,212,914

		2,237,117

Electric - Integrated — 0.3%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	1,831,000	1,787,239
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	3,226,000	2,975,371

		4,762,610

Food - Meat Products — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	207,000	209,587
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*#	893,000	918,004

		1,127,591

Gambling (Non-Hotel) — 0.0%
LHMC Finco SARL Senior Sec. Notes 7.88% due 12/20/2023*	670,000	685,075

Insurance - Life/Health — 0.1%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	1,574,000	1,470,052

Machinery - Farming — 0.2%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,549,000	1,436,419

27

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Machinery - Farming (continued)
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	$1,052,000	$1,072,409

		2,508,828

Medical - Drugs — 0.4%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	208,000	209,820
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,510,000	1,502,450
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	1,101,000	1,062,649
Takeda Pharmaceutical Co., Ltd. Senior Notes 4.40% due 11/26/2023*	3,280,000	3,389,444

		6,164,363

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	1,170,000	1,155,710

Metal - Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	308,000	291,830
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	320,000	314,400

		606,230

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	702,000	656,370
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	615,000	587,325

		1,243,695

Oil Companies - Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	642,000	781,045
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,039,000	1,020,818
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	1,535,000	1,527,347

		3,329,210

Oil Companies - Integrated — 0.3%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#	1,629,000	1,552,114
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	1,746,000	1,596,982
Petro-Canada Senior Notes 5.95% due 05/15/2035	828,000	931,257

		4,080,353

Security Description	Principal Amount	Value (Note 2)

Oil - Field Services — 0.0%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*#	$679,000	$541,503

Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	425,000	426,063
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	179,000	175,420

		601,483

Satellite Telecom — 0.2%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*#	835,000	830,825
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023#	1,872,000	1,708,200
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*	357,000	360,463
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	769,000	826,675

		3,726,163

Security Services — 0.0%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	675,000	646,313

Semiconductor Components - Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	1,592,000	1,636,544

SupraNational Banks — 0.3%
European Investment Bank Senior Notes 1.63% due 08/14/2020#	2,399,000	2,364,927
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	1,680,000	1,728,085

		4,093,012

Telephone - Integrated — 0.5%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,280,000	1,312,000
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	2,052,000	1,878,612
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	859,000	822,742
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	3,070,000	3,065,402

		7,078,756

Transport - Equipment & Leasing — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	850,000	858,500

28

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Transport - Equipment & Leasing (continued)
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	$205,000	$210,125

		1,068,625

Transport - Rail — 0.1%
Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021	1,087,000	1,082,431
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	657,000	763,925

		1,846,356

Total Foreign Corporate Bonds & Notes
(cost $120,457,113)		119,164,066

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.1%
United Mexican States Senior Notes 4.50% due 04/22/2029	1,408,000	1,417,166
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,104,000	1,046,603

		2,463,769

Sovereign Agency — 0.2%
Kommunalbanken AS Senior Notes 2.75% due 02/05/2024*	2,561,000	2,563,026

Total Foreign Government Obligations
(cost $5,022,774)		5,026,795

U.S. GOVERNMENT AGENCIES — 37.3%
Federal Home Loan Mtg. Corp. — 9.1%
2.50% due 01/01/2028	625,758	617,659
2.50% due 04/01/2028	1,295,836	1,279,068
2.50% due 03/01/2031	786,151	771,787
2.50% due 10/01/2032	4,233,191	4,155,842
3.00% due 08/01/2027	267,347	268,133
3.00% due 10/01/2042	1,350,152	1,327,754
3.00% due 11/01/2042	1,113,484	1,095,012
3.00% due 02/01/2043	1,398,026	1,370,465
3.00% due 04/01/2043	1,569,049	1,543,017
3.00% due 05/01/2043	566,843	557,440
3.00% due 08/01/2043	5,743,798	5,648,507
3.00% due 07/01/2045	10,162,452	9,968,675
3.00% due 10/01/2045	6,058,783	5,940,434
3.00% due 08/01/2046	10,176,732	9,970,013
3.50% due 01/01/2032	4,526,609	4,608,989
3.50% due 03/01/2042	3,926,590	3,963,160
3.50% due 04/01/2042	1,683,043	1,698,715
3.50% due 08/01/2042	1,312,992	1,325,217
3.50% due 09/01/2043	1,245,592	1,256,965
3.50% due 03/01/2045	1,202,569	1,209,490
3.50% due 07/01/2045	7,604,196	7,644,432
3.50% due 08/01/2045	2,205,498	2,217,167
3.50% due 11/01/2045	4,215,212	4,237,517
3.50% due 01/01/2046	2,545,947	2,559,156
3.50% due 03/01/2046	6,406,711	6,439,950
3.50% due 11/01/2047	13,118,780	13,140,297
3.50% due 03/01/2048	9,843,553	9,880,397
4.00% due 03/01/2023	35,041	36,013
4.00% due 09/01/2040	1,294,394	1,332,003

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
4.00% due 07/01/2044	$92,960	$95,203
4.00% due 10/01/2045	3,363,620	3,444,746
4.00% due 01/01/2046	709,068	729,457
4.50% due 12/01/2039	495,978	522,520
4.50% due 07/01/2044	1,261,369	1,314,343
4.50% due 05/01/2048	6,783,722	7,033,370
5.00% due 10/01/2033	975	1,033
5.00% due 07/01/2040	545,101	584,344
5.00% due 11/01/2043	2,809,258	3,005,084
5.50% due 11/01/2032	6,993	7,555
5.50% due 07/01/2034	26,168	28,423
5.50% due 02/01/2035	35,429	37,585
5.50% due 07/01/2035	981	1,067
5.50% due 01/01/2036	158,872	172,682
5.50% due 05/01/2037	29,426	31,974
6.00% due 07/01/2035	79,443	85,624
6.00% due 03/01/2040	141,696	155,683
6.50% due 02/01/2036	11,944	13,445
6.50% due 09/01/2036	313	344
6.50% due 05/01/2037	33,994	38,452
Federal Home Loan Mtg. Corp. FRS 4.33% (6 ML+1.49%) due 02/01/2037	134,804	138,690
4.38% (12 ML+1.88%) due 11/01/2037	1,262,970	1,328,697
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	3,747,167	3,733,299
Series 4800, Class KG 3.50% due 11/15/2045(2)	4,000,000	3,987,138
Series 3820, Class DA 4.00% due 11/15/2035(2)	1,762,807	1,773,064
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.31% (6.80%-1 ML) due 09/15/2039(2)(6)(7)	855,898	96,688
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 3.69% (1 ML+1.20%) due 08/25/2029(2)	1,884,930	1,890,571
Series 2015-DNA1, Class M2 4.34% (1 ML+1.85%) due 10/25/2027(2)	761,787	770,178
Series 2014-DN1, Class M2 4.69% (1 ML+2.20%) due 02/25/2024(2)	1,101,966	1,124,231
Series 2014-HQ2, Class M2 4.69% (1 ML+2.20%) due 09/25/2024(2)	2,603,993	2,654,843
Series 2015-HQ1, Class M2 4.69% (1 ML+2.20%) due 03/25/2025(2)	27	27
Series 2015-HQA1, Class M2 5.14% (1 ML+2.65%) due 03/25/2028(2)	342,141	346,885
Series 2016-HQA1, Class M2 5.24% (1 ML+2.75%) due 09/25/2028(2)	787,587	799,120
Series 2015-HQA2, Class M2 5.29% (1 ML+2.80%) due 05/25/2028(2)	511,698	522,346

		142,531,985

29

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 23.7%
2.50% due 02/01/2028	$1,328,312	$1,310,467
2.50% due 04/01/2028	330,608	326,168
2.50% due 08/01/2031	13,939,609	13,691,790
2.50% due 01/01/2032	2,421,915	2,376,960
3.00% due 04/01/2027	897,582	899,904
3.00% due 10/01/2027	150,161	150,549
3.00% due 01/01/2028	1,364,325	1,367,877
3.00% due 03/01/2030	2,550,008	2,548,004
3.00% due 10/01/2030	2,534,058	2,530,952
3.00% due 10/01/2032	7,709,553	7,703,508
3.00% due 03/01/2042	2,721,780	2,674,583
3.00% due 12/01/2042	2,535,484	2,491,516
3.00% due 02/01/2043	5,778,615	5,678,395
3.00% due 05/01/2043	3,018,555	2,966,205
3.00% due 05/01/2046	3,602,285	3,524,173
3.00% due 08/01/2046	7,212,397	7,062,703
3.00% due 09/01/2046	1,644,669	1,609,005
3.00% due 04/01/2047	10,144,132	9,923,611
3.00% due 09/01/2048	7,755,590	7,587,263
3.50% due 08/01/2026	957,312	973,141
3.50% due 09/01/2026	876,408	891,074
3.50% due 08/01/2027	109,095	110,899
3.50% due 10/01/2028	2,048,039	2,088,891
3.50% due 03/01/2033	1,763,500	1,792,658
3.50% due 08/01/2033	5,118,957	5,203,594
3.50% due 12/01/2041	407,399	410,933
3.50% due 03/01/2042	557,724	562,563
3.50% due 08/01/2042	3,796,043	3,828,980
3.50% due 09/01/2042	533,284	537,912
3.50% due 02/01/2043	2,655,310	2,683,683
3.50% due 07/01/2045	1,657,332	1,665,047
3.50% due 08/01/2045	2,224,357	2,234,713
3.50% due 09/01/2045	485,024	487,282
3.50% due 10/01/2045	3,044,420	3,058,593
3.50% due 11/01/2045	6,925,520	6,952,407
3.50% due 12/01/2045	12,068,055	12,124,241
3.50% due 02/01/2046	2,039,875	2,049,371
3.50% due 03/01/2046	9,598,094	9,627,030
3.50% due 07/01/2046	6,172,568	6,201,302
3.50% due 01/01/2047	5,568,511	5,586,399
3.50% due 12/01/2047	15,540,211	15,566,553
3.50% due 04/01/2048	28,433,644	28,474,535
3.50% due March 15 TBA	3,170,000	3,220,708
3.50% due March 30 TBA	6,100,000	6,102,859
4.00% due 11/01/2025	69,792	71,847
4.00% due 03/01/2039	6,100,000	6,263,877
4.00% due 09/01/2040	106,960	110,017
4.00% due 10/01/2040	216,276	222,471
4.00% due 12/01/2040	1,803,175	1,854,618
4.00% due 10/01/2041	1,147,006	1,179,831
4.00% due 11/01/2041	1,181,312	1,215,551
4.00% due 01/01/2043	2,075,037	2,139,543
4.00% due 10/01/2043	2,807,005	2,886,021
4.00% due 10/01/2044	3,631,815	3,721,624
4.00% due 02/01/2045	3,796,307	3,908,861
4.00% due 02/01/2046	2,641,576	2,703,860
4.00% due 06/01/2046	737,394	754,636
4.00% due 01/01/2047	4,393,730	4,494,773
4.00% due 05/01/2047	4,471,090	4,573,372
4.00% due 07/01/2047	11,740,302	12,007,980
4.00% due 08/01/2047	6,597,726	6,747,645
4.00% due 06/01/2048	12,982,784	13,294,772
4.00% due 09/01/2048	5,874,002	5,993,250

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.00% due 01/01/2049	$5,482,999	$5,593,053
4.00% due 03/01/2049	5,500,000	5,610,396
4.50% due 10/01/2024	310,258	318,773
4.50% due 03/01/2025	470,205	483,225
4.50% due 02/01/2040	1,048,267	1,109,925
4.50% due 05/01/2040	303,700	320,498
4.50% due 11/01/2040	309,682	325,416
4.50% due 12/01/2040	288,401	303,054
4.50% due 05/01/2041	521,622	542,396
4.50% due 03/01/2042	2,978,115	3,120,274
4.50% due 08/01/2045	7,836,261	8,286,490
4.50% due 11/01/2047	4,862,093	5,036,739
4.50% due 06/01/2048	13,463,293	13,945,129
4.50% due 10/01/2048	5,823,578	6,030,050
4.50% due 11/01/2048	6,861,780	7,107,017
4.50% due 12/01/2048	2,656,775	2,750,898
5.00% due 03/01/2020	738	753
5.00% due 06/01/2022	31,775	32,482
5.00% due 10/01/2024	169,642	173,015
5.00% due 09/01/2033	531,442	567,717
5.00% due 04/01/2040	285,557	299,556
5.00% due 05/01/2040	599,014	641,376
5.00% due 06/01/2040	2,546,594	2,726,676
5.00% due 07/01/2040	651,216	694,457
5.00% due 02/01/2045	1,540,437	1,649,454
5.50% due 12/01/2029	133,987	142,096
5.50% due 12/01/2033	26,555	28,893
5.50% due 07/01/2037	30,512	32,850
5.50% due 08/01/2037	1,249,987	1,359,858
5.50% due 06/01/2038	150,387	162,811
5.50% due 09/01/2039	501,816	539,101
6.00% due 08/01/2034	22,968	25,298
6.00% due 11/01/2035	24,940	26,815
6.00% due 06/01/2036	52,819	58,088
6.00% due 12/01/2036	91,254	100,519
6.00% due 07/01/2038	442,057	486,947
6.00% due 09/01/2038	242,509	266,930
6.00% due 11/01/2038	142,349	156,796
Federal National Mtg. Assoc. FRS 4.12% (6 ML+1.54%) due 09/01/2035	1,033,679	1,068,630
4.20% (12 ML+1.66%) due 07/01/2039	777,071	809,263
4.27% (12 ML+1.57%) due 05/01/2037 .	227,234	236,545
4.29% (1 Yr USTYCR+2.26%) due 11/01/2036	405,144	426,308
4.52% (1 Yr USTYCR+2.22%) due 10/01/2035	1,087,963	1,142,660
4.55% (12 ML+1.91%) due 08/01/2035	708,917	745,582
4.57% (12 ML+1.82%) due 10/01/2040	244,681	255,774
4.63% (12 ML+1.76%) due 05/01/2040	1,068,996	1,118,604
4.67% (12 ML+1.83%) due 10/01/2040	609,809	636,536
Federal National Mtg. Assoc. REMIC Series 2017-94, Class DA 3.00% due 06/25/2045(2)	5,627,449	5,588,946
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	4,715,574	4,603,721
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	4,133,687	4,041,238

30

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	$4,837,168	$4,702,563
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 4.09% (1 ML+1.60%) due 01/25/2024(2)	128,965	129,254

		369,564,995

Government National Mtg. Assoc. — 4.5%
3.00% due 02/20/2045	5,832,697	5,804,403
3.00% due 05/20/2045	1,440,223	1,427,301
3.00% due 07/20/2045	363,253	359,917
3.00% due 11/20/2045	3,088,610	3,059,292
3.00% due 12/20/2045	2,471,391	2,447,424
3.00% due 05/20/2046	7,600,175	7,522,913
3.00% due 09/20/2047	4,531,917	4,477,472
3.50% due 03/20/2045	1,237,291	1,250,573
3.50% due 07/20/2045	609,984	616,538
3.50% due 03/20/2047	4,037,586	4,078,169
4.00% due 03/20/2044	766,542	792,924
4.00% due 07/20/2045	2,157,636	2,226,174
4.00% due 10/20/2045	7,686,430	7,920,567
4.00% due 11/20/2045	4,505,595	4,660,445
4.00% due 05/20/2048	14,338,583	14,730,223
4.50% due 05/15/2039	547,806	576,168
4.50% due 04/20/2047	5,143,132	5,351,800
5.00% due 05/15/2034	171,885	184,119
5.00% due 01/15/2040	520,659	554,564
5.50% due 12/15/2039	691,435	752,201
6.00% due 10/15/2039	455,866	489,174
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	1,700,000	1,588,454

		70,870,815

Total U.S. Government Agencies
(cost $589,314,724)		582,967,795

U.S. GOVERNMENT TREASURIES — 13.5%
United States Treasury Notes — 10.3%
0.13% due 04/15/2019 TIPS(8)	297,027	297,166
0.13% due 04/15/2020 TIPS(8)	289,694	287,453
1.00% due 06/30/2019	32,500,000	32,340,039
1.63% due 12/31/2019#	584,000	579,574
1.63% due 08/31/2022	5,000,000	4,853,516
1.88% due 01/31/2022	2,587,000	2,541,829
2.00% due 11/15/2021	238,000	235,006
2.00% due 07/31/2022	492,000	483,947
2.00% due 11/15/2026	7,000,000	6,686,367
2.13% due 12/31/2021	473,000	468,307
2.25% due 12/31/2024	4,800,000	4,716,375
2.25% due 08/15/2027	4,202,000	4,066,748
2.25% due 11/15/2027	11,770,000	11,371,383
2.38% due 02/29/2024	25,000,000	24,842,773
2.50% due 01/31/2024#	4,140,000	4,137,413
2.50% due 02/28/2026	10,000,000	9,927,344
2.63% due 06/30/2023	2,100,000	2,109,352
2.63% due 12/31/2023	1,000,000	1,004,570
2.63% due 12/31/2025	3,000,000	3,003,398
2.63% due 02/15/2029	10,000,000	9,923,828
2.75% due 06/30/2025	773,000	779,945
2.75% due 02/15/2028	1,250,000	1,255,371
2.88% due 10/31/2023	5,000,000	5,077,149
2.88% due 04/30/2025	5,800,000	5,894,250
2.88% due 07/31/2025	2,104,000	2,138,354

Security Description	Shares/ Principal Amount	Value (Note 2)

United States Treasury Notes (continued)
2.88% due 11/30/2025	$10,000,000	$10,162,891
2.88% due 08/15/2028	3,000,000	3,040,664
3.00% due 10/31/2025	3,300,000	3,378,504
3.13% due 11/15/2028	5,974,000	6,181,690
3.38% due 11/15/2019	262,000	263,464

		162,048,670

United States Treasury Bonds — 3.2%
2.50% due 02/15/2045	1,189,000	1,064,155
2.50% due 05/15/2046	1,426,000	1,270,477
2.75% due 08/15/2047#	1,300,000	1,216,211
3.00% due 05/15/2045	595,000	586,493
3.00% due 11/15/2045	3,015,000	2,971,070
3.00% due 05/15/2047	13,750,000	13,533,545
3.00% due 08/15/2048	3,643,000	3,579,817
3.13% due 11/15/2041	815,000	826,111
3.13% due 02/15/2042	1,908,000	1,932,074
3.13% due 08/15/2044	310,000	312,301
3.38% due 11/15/2048	15,000,000	15,855,469
3.63% due 08/15/2043	476,000	521,090
3.75% due 08/15/2041	37,000	41,320
3.88% due 08/15/2040	140,000	159,348
4.25% due 11/15/2040	713,000	854,040
4.38% due 05/15/2040	2,990,000	3,640,909
4.38% due 05/15/2041	452,000	551,193
4.63% due 02/15/2040	68,000	85,510
5.25% due 11/15/2028	375,000	455,376

		49,456,509

Total U.S. Government Treasuries
(cost $212,573,103)		211,505,179

COMMON STOCKS — 0.1%
Television — 0.1%
ION Media Networks, Inc.†(4)(5)(9) (cost $1)	79	65,087

PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%	22,875	555,176

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†#	6,900	65,274

Total Preferred Securities
(cost $678,289)		620,450

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.0%
Banks-Commercial — 0.2%
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(10)	2,748,000	2,809,830

Banks-Money Center — 0.1%
BBVA Bancomer SA 5.13% due 01/18/2033*	1,607,000	1,438,249

Banks-Super Regional — 0.1%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(10)	997,000	959,612
Wells Fargo Capital X 5.95% due 12/01/2086(5)	437,000	470,868

		1,430,480

31

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions — 0.9%
Bank of Nova Scotia 4.65% due 10/12/2022(10)	$2,845,000	$2,599,619
HSBC Holdings PLC 6.00% due 05/22/2027(10)	1,763,000	1,716,721
HSBC Holdings PLC 6.25% due 03/23/2023(10)	1,925,000	1,920,187
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022(10)	2,565,000	2,377,883
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024#(10)	1,855,000	1,929,200
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(10)	425,000	451,563
Societe Generale SA 7.88% due 12/18/2023*#(10)	993,000	1,027,755
UBS Group Funding Switzerland AG 7.00% due 01/31/2024*(10)	1,691,000	1,702,837

		13,725,765

Electric - Integrated — 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054	795,000	795,199

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)	148,000	15

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	862,000	834,106

Food - Dairy Products — 0.0%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	603,000	643,702

Insurance - Life/Health — 0.2%
Prudential Financial, Inc. 5.63% due 06/15/2043	950,000	985,625
Prudential Financial, Inc. 5.70% due 09/15/2048	2,021,000	1,979,327

		2,964,952

Insurance - Multi-line — 0.1%
Assurant, Inc. 7.00% due 03/27/2048	2,050,000	2,009,000

Pipelines — 0.2%
Energy Transfer Partners LP 6.25% due 02/15/2023(10)	1,086,000	990,975
EnLink Midstream Partners LP 6.00% due 12/15/2022(10)	926,000	752,375
Enterprise Products Operating LLC 5.25% due 08/16/2077	763,000	699,665
TransCanada Trust 5.30% due 03/15/2077	809,000	752,370
TransCanada Trust 5.63% due 05/20/2075	517,000	498,905

		3,694,290

Total Preferred Securities/Capital Securities
(cost $31,139,259)		30,345,588

Total Long-Term Investment Securities
(cost $1,529,193,560)		1,519,312,752

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 7.7%
Registered Investment Companies — 7.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35%(11)	101,593,129	$101,593,129
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(11)(13)	18,909,203	18,909,203

Total Short-Term Investment Securities
(cost $120,502,332)		120,502,332

TOTAL INVESTMENTS
(cost $1,649,695,892)(12)	104.9%	1,639,815,084
Liabilities in excess of other assets	(4.9)	(76,720,177)

NET ASSETS	100.0%	$1,563,094,907

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $220,386,905 representing 14.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 2).
(5)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $13,627,656 representing 0.9% of net assets.
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2019.
(8)	Principal amount of security is adjusted for inflation.
(9)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ION Media Networks, Inc.	03/05/2014	79	$1	$65,087	$823.89	0.00%

(10)	Perpetual maturity — maturity date reflects the next call date.
(11)	The rate shown is the 7-day yield as of February 28, 2019.
(12)	See Note 5 for cost of investments on a tax basis.
(13)

At February 28, 2019, the Fund had loaned securities with a total value of $35,166,107. This was secured by collateral of $18,909,203, which was received in cash and subsequently invested in short-term investments currently valued at $18,909,203 as reported in the Portfolio of Investments. Additional collateral of $17,154,993 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

32

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	1.09% to 15.07%	10/25/2025 to 04/15/2051	$599,693
Federal National Mtg. Assoc.	2.41% to 16.44%	05/25/2023 to 07/25/2054	429,387
Government National Mtg. Assoc.	2.25% to 24.63%	01/16/2034 to 08/16/2059	221,493
United States Treasury Notes/Bonds	0.13% to 8.75%	07/15/2019 to 11/15/2045	15,904,420

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2019 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$44,187,030	$—	$44,187,030
U.S. Corporate Bonds & Notes:
Airlines	—	484,735	37,670	522,405
Finance - Investment Banker/Broker	—	1,949,091	41	1,949,132
Gambling (Non-Hotel)	—	653,906	97	654,003
Other Industries	—	522,305,222	—	522,305,222
Foreign Corporate Bonds & Notes	—	119,164,066	—	119,164,066
Foreign Government Obligations	—	5,026,795	—	5,026,795
U.S. Government Agencies	—	582,967,795	—	582,967,795
U.S. Government Treasuries	—	211,505,179	—	211,505,179
Common Stocks	—	—	65,087	65,087
Preferred Securities	620,450	—	—	620,450
Preferred Securities/Capital Securities:
Finance - Investment Banker/Broker	—	—	15	15
Other Industries	—	30,345,573	—	30,345,573
Short-Term Investments	120,502,332	—	—	120,502,332

Total Investments at Value	$121,122,782	$1,518,589,392	$102,910	$1,639,815,084

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

33

VALIC Company II Government Money Market II Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited)

Industry Allocation*

U.S. Government Agencies	76.3%
U.S. Government Treasuries	25.3

101.6%

Credit Quality@#

A-1+	100.0%

*	Calculated as a percentage of net assets
@	Source: Standards & Poor’s
#	Calculated as a percentage of total debt issues

Weighted Average days to Maturity — 27.0 days

34

VALIC Company II Government Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 101.6%
U.S. Government Agencies — 76.3%
Federal Home Loan Bank
2.40% due 03/04/2019	$4,000,000	$3,999,212
2.40% due 03/13/2019	6,900,000	6,894,560
2.41% due 03/04/2019	2,000,000	1,999,605
2.41% due 03/21/2019	4,000,000	3,994,722
2.41% due 04/01/2019	7,200,000	7,185,275
2.42% due 03/06/2019	900,000	899,702
2.42% due 04/09/2019	4,000,000	3,989,687
2.43% due 03/13/2019	5,100,000	5,095,937
2.43% due 04/01/2019	6,000,000	5,987,652
2.43% due 04/10/2019	5,000,000	4,986,750
2.44% due 04/09/2019	3,000,000	2,992,200
2.44% due 05/01/2019	2,000,000	1,991,884
2.45% due 04/16/2019	7,000,000	6,978,444
2.46% due 05/01/2019	2,000,000	1,991,816
2.47% due 03/05/2019	2,500,000	2,499,325
Federal Home Loan Bank FRS
2.38% (1 ML - 0.13%) due 03/01/2019	1,000,000	1,000,000
2.44% (1 ML - 0.06%) due 01/14/2020	2,000,000	1,999,609
2.49% (3 ML - 0.16%) due 05/24/2019	2,000,000	2,000,207
Federal Home Loan Mtg. Corp.
1.13% due 04/15/2019	1,057,000	1,055,373
2.43% due 04/17/2019	4,000,000	3,987,571
Federal Home Loan Mtg. Corp. FRS 2.39% (SOFR + 0.01%) due 07/09/2019	1,000,000	1,000,000
Federal National Mtg. Assoc. 2.31% due 03/01/2019	15,000,000	15,000,000
Federal National Mtg. Assoc. FRS 2.51% (1 ML+0.00%) due 03/08/2019	3,000,000	3,000,043

Total U.S. Government Agencies
(amortized cost $90,529,574)		90,529,574

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 25.3%
United States Treasury Bills
2.35% due 03/05/2019	$1,000,000	$998,829
2.35% due 03/19/2019	3,000,000	2,999,219
2.37% due 03/26/2019	5,100,000	5,091,610
2.39% due 04/04/2019	4,000,000	3,991,062
2.40% due 04/04/2019	7,000,000	6,984,289
2.51% due 06/06/2019	2,000,000	1,986,635
United States Treasury Notes
1.25% due 03/31/2019	4,000,000	3,996,165
1.63% due 03/31/2019	4,000,000	3,997,163

Total U.S. Government Treasuries
(amortized cost $30,044,972)		30,044,972

TOTAL INVESTMENTS
(amortized cost $120,574,546)(1)	101.6%	120,574,546
Liabilities in excess of other assets	(1.6)	(1,943,818)

NET ASSETS	100.0%	$118,630,728

(1)	See Note 5 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

3 ML—3 Month USD LIBOR

SOFR—Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Short-Term Investment Securities	$—	120,574,546	$—	$120,574,546

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

35

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited)

Industry Allocation*

Repurchase Agreements	9.0%
Oil Companies — Exploration & Production	7.8
Cable/Satellite TV	6.9
Registered Investment Companies	5.7
Pipelines	4.2
Finance — Consumer Loans	4.1
Medical — Drugs	4.0
Television	3.3
Medical — Hospitals	2.8
Building — Residential/Commercial	2.7
Cellular Telecom	2.6
Containers — Paper/Plastic	2.5
Telephone — Integrated	2.4
Casino Hotels	2.3
Rental Auto/Equipment	2.2
Diversified Banking Institutions	2.0
Food — Misc./Diversified	1.9
Banks — Commercial	1.7
Gambling (Non-Hotel)	1.6
Electronic Components — Semiconductors	1.5
Data Processing/Management	1.5
Aerospace/Defense	1.2
Medical Labs & Testing Services	1.2
Retail — Restaurants	1.1
Security Services	1.0
Steel — Producers	1.0
Insurance — Multi-line	1.0
Diagnostic Equipment	0.9
Hazardous Waste Disposal	0.9
Finance — Other Services	0.9
Aerospace/Defense — Equipment	0.9
Transport — Equipment & Leasing	0.8
Office Automation & Equipment	0.8
Enterprise Software/Service	0.8
Metal — Aluminum	0.8
Disposable Medical Products	0.8
Real Estate Investment Trusts	0.8
Chemicals — Specialty	0.8
Electric — Integrated	0.7
Gas — Distribution	0.7
Coal	0.7
Racetracks	0.7
Metal Processors & Fabrication	0.7
Containers — Metal/Glass	0.6
Insurance — Property/Casualty	0.6
Retail — Propane Distribution	0.6
Soap & Cleaning Preparation	0.5
Commercial Services — Finance	0.5
Casino Services	0.5
Retail — Apparel/Shoe	0.5
Electronic Components — Misc.	0.5
Retail — Leisure Products	0.5
Banks — Mortgage	0.5
Machinery — General Industrial	0.5
Commercial Services	0.4
Metal Products — Fasteners	0.4
Textile — Products	0.4
Machinery — Material Handling	0.4
Internet Connectivity Services	0.4
Cosmetics & Toiletries	0.4
Building & Construction Products — Misc.	0.4
Building — Heavy Construction	0.4
Agricultural Chemicals	0.4
Retail — Office Supplies	0.4
Computers — Memory Devices	0.4
Telecom Services	0.4
Music	0.3
E-Commerce/Services	0.3
Broadcast Services/Program	0.3

Applications Software	0.3
Retail — Pet Food & Supplies	0.3
Advertising Services	0.3
Retail — Building Products	0.3
Medical Information Systems	0.3
Oil — Field Services	0.3
Medical — Generic Drugs	0.3
Insurance Brokers	0.3
Theaters	0.3
Finance — Credit Card	0.2
Semiconductor Equipment	0.2
Distribution/Wholesale	0.2
Financial Guarantee Insurance	0.2
Non-Hazardous Waste Disposal	0.2
Oil Refining & Marketing	0.2
E-Commerce/Products	0.2
Medical — Biomedical/Gene	0.1
Funeral Services & Related Items	0.1
Industrial Gases	0.1
Food — Flour & Grain	0.1
Building Products — Doors & Windows	0.1

108.0%

Credit Quality†#

Baa	1.1%
Ba	27.7
B	49.9
Caa	14.6
Ca	0.5
Not Rated@	6.2

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

36

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited)

Security Description	Principal Amount(14)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 1.1%
Cable/Satellite TV — 0.2%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	$1,520,000	$1,305,528

Casino Hotels — 0.2%
Caesars Entertainment Corp. Senior Notes 5.00% due 10/01/2024	720,000	1,024,927

Commercial Services - Finance — 0.2%
Cardtronics, Inc. Company Guar. Notes 1.00% due 12/01/2020	1,360,000	1,304,674

Computers - Memory Devices — 0.3%
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024*	2,015,000	1,776,003

Electronic Components - Semiconductors — 0.2%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027	643,000	738,922
Microchip Technology, Inc. Junior Sub. Notes 2.25% due 02/15/2037	663,000	770,675

		1,509,597

Total Convertible Bonds & Notes
(cost $8,160,740)		6,920,729

U.S. CORPORATE BONDS & NOTES — 67.4%
Advertising Services — 0.3%
Lamar Media Corp. Company Guar. Notes 5.75% due 02/01/2026*	1,785,000	1,867,556

Aerospace/Defense - Equipment — 0.9%
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	5,240,000	5,357,900

Agricultural Chemicals — 0.4%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	325,000	271,781
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	1,793,000	1,685,349
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	515,000	449,981

		2,407,111

Banks - Mortgage — 0.5%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	3,045,000	2,854,688

Broadcast Services/Program — 0.3%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	1,991,000	2,035,798

Building & Construction Products - Misc. — 0.4%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	2,465,000	2,501,975

Security Description	Principal Amount(14)	Value (Note 2)

Building Products - Doors & Windows — 0.1%
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	$170,000	$160,013
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*#	270,000	250,087

		410,100

Building - Heavy Construction — 0.4%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	2,727,000	2,461,118

Building - Residential/Commercial — 2.7%
AV Homes, Inc. Company Guar. Notes 6.63% due 05/15/2022	3,215,000	3,315,469
Beazer Homes USA, Inc. Company Guar. Notes 5.88% due 10/15/2027#	1,560,000	1,361,100
Beazer Homes USA, Inc. Company Guar. Notes 6.75% due 03/15/2025	1,145,000	1,067,713
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,905,000	3,072,037
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,524,919
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	1,750,000	1,640,625
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	3,295,000	3,344,425
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	1,460,000	1,429,431

		16,755,719

Cable/Satellite TV — 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 02/15/2023	150,000	152,438
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	3,695,000	3,760,032
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 09/01/2023	715,000	728,406
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	360,000	368,775
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	3,740,000	3,851,041
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,490,000	1,551,463
CSC Holdings LLC Senior Notes 5.13% due 12/15/2021*	1,730,000	1,735,432
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	1,899,354

37

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	$825,000	$826,848
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	7,250,000	7,585,385
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	886,000	1,027,760
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023#	1,695,000	1,508,550
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	5,951,000	6,084,897

		31,080,381

Casino Hotels — 2.1%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	960,000	984,600
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	3,425,000	3,570,563
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	3,015,000	3,105,450
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	2,125,000	2,063,906
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	3,020,000	2,982,250

		12,706,769

Casino Services — 0.5%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	2,695,000	2,742,432
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026*	450,000	457,875

		3,200,307

Cellular Telecom — 2.6%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,189,000	4,314,670
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	4,340,000	4,584,125
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	2,125,000	2,225,937
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	4,576,000	4,897,510

		16,022,242

Chemicals - Specialty — 0.5%
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	2,260,000	2,344,863

Security Description	Principal Amount(14)	Value (Note 2)

Chemicals - Specialty (continued)
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	$455,000	$474,338

		2,819,201

Coal — 0.7%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. Sec. Notes 12.00% due 11/01/2021	2,605,000	1,250,400
Foresight Energy LLC/Foresight Energy Finance Corp. Sec. Notes 11.50% due 04/01/2023*	3,410,000	2,830,300
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*	390,000	383,955

		4,464,655

Commercial Services - Finance — 0.1%
ACE Cash Express, Inc. Senior Sec. Notes 12.00% due 12/15/2022*	620,000	586,675

Computers - Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	449,000	424,305

Containers - Paper/Plastic — 2.1%
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	2,760,000	2,835,900
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	2,005,000	2,011,266
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	3,720,000	3,515,400
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,340,000	1,283,050
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	3,080,000	3,080,000

		12,725,616

Cosmetics & Toiletries — 0.4%
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024	4,530,000	2,616,075

Data Processing/Management — 0.9%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	3,305,000	3,381,444
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	2,415,000	2,486,122

		5,867,566

Diagnostic Equipment — 0.9%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	5,630,000	5,746,119

Disposable Medical Products — 0.8%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	5,015,000	5,052,612

38

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	$1,370,000	$1,404,250

Electric - Integrated — 0.7%
AES Corp. Senior Notes 5.13% due 09/01/2027	4,355,000	4,474,762
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(1)	3,873,748	21,306

		4,496,068

Electronic Components - Semiconductors — 1.2%
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	785,000	790,387
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	2,050,000	2,043,978
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	1,490,000	1,530,900
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026*	2,850,000	2,899,875

		7,265,140

Enterprise Software/Service — 0.8%
Infor Software Parent LLC/Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(2)	595,000	597,380
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	4,478,000	4,566,530

		5,163,910

Finance - Consumer Loans — 3.6%
Navient Corp. Senior Notes 5.88% due 10/25/2024	2,816,000	2,699,840
Navient Corp. Senior Notes 6.50% due 06/15/2022	2,629,000	2,701,297
Navient Corp. Senior Notes 7.25% due 09/25/2023	1,460,000	1,505,625
SLM Corp. Senior Notes 5.50% due 01/25/2023	1,707,000	1,685,662
SLM Corp. Senior Notes 5.63% due 08/01/2033	350,000	270,375
SLM Corp. Senior Notes 6.13% due 03/25/2024	3,270,000	3,188,250
Springleaf Finance Corp. Company Guar. Notes 5.25% due 12/15/2019	970,000	984,550
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	165,000	171,188
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	485,000	490,456

Security Description	Principal Amount(14)	Value (Note 2)

Finance - Consumer Loans (continued)
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	$1,120,000	$1,146,600
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	2,710,000	2,743,875
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021	2,585,000	2,774,765
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	1,845,000	1,975,534

		22,338,017

Finance - Other Services — 0.9%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	4,240,000	4,282,400
Vantiv LLC/Vanity Issuer Corp. Company Guar. Notes 4.38% due 11/15/2025*	1,250,000	1,206,250

		5,488,650

Financial Guarantee Insurance — 0.2%
Radian Group, Inc. Senior Notes 4.50% due 10/01/2024	1,270,000	1,235,075

Food - Misc./Diversified — 1.9%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	4,040,000	3,883,450
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	2,873,627
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,416,600
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	2,405,000	2,414,861
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*#	1,230,000	1,266,900

		11,855,438

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.63% due 12/15/2027	735,000	725,813

Gambling (Non-Hotel) — 1.0%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	3,025,000	2,869,969
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	3,285,000	3,441,037

		6,311,006

Gas - Distribution — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	731,000	723,690
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	875,000	857,500

39

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Gas - Distribution (continued)
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	$2,904,000	$2,910,389

		4,491,579

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	1,320,000	1,320,000

Insurance - Multi-line — 0.9%
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	2,744,000	2,809,170
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	260,000	214,500
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,025,095
Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021	990,000	970,200
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021	539,000	525,660
Genworth Holdings, Inc. Company Guar. Notes 7.70% due 06/15/2020#	86,000	85,570

		5,630,195

Internet Connectivity Services — 0.4%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	2,680,000	2,713,500

Machinery - General Industrial — 0.3%
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	1,665,000	1,698,300

Machinery - Material Handling — 0.4%
Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	2,570,000	2,737,050

Medical Information Systems — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Notes 5.75% due 03/01/2025*	1,890,000	1,844,546

Medical Labs & Testing Services — 0.9%
Catalent Pharma Solutions, Inc. Company Guar. Notes 4.88% due 01/15/2026*	520,000	514,800
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	5,180,000	4,830,350

		5,345,150

Medical - Biomedical/Gene — 0.1%
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(2)	745,000	733,825

Medical - Drugs — 0.0%
Valeant Pharmaceuticals International Company Guar. Notes 8.50% due 01/31/2027*	20,000	20,775

Security Description	Principal Amount(14)	Value (Note 2)

Medical - Generic Drugs — 0.3%
Teva Pharmaceutical Finance IV LLC Company Guar. Notes 2.25% due 03/18/2020	$1,725,000	$1,699,127

Medical - Hospitals — 2.2%
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*#	1,810,000	1,520,400
HCA Healthcare, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,239,200
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	4,590,000	4,704,750
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	105,000	108,543
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	85,000	89,144
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,820,000	1,829,100

		13,491,137

Metal Processors & Fabrication — 0.7%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,145,000	1,116,375
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	2,920,000	2,941,900

		4,058,275

Metal Products - Fasteners — 0.4%
TriMas Corp. Company Guar. Notes 4.88% due 10/15/2025*	2,825,000	2,775,563

Metal - Aluminum — 0.3%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	1,940,000	1,983,650

Music — 0.3%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	555,000	556,388
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	1,578,000	1,587,862

		2,144,250

Non-Hazardous Waste Disposal — 0.2%
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	1,095,000	1,062,150

Office Automation & Equipment — 0.8%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024#	570,000	521,550
Pitney Bowes, Inc. Senior Notes 4.95% due 04/01/2023	795,000	747,300
Xerox Corp. Senior Notes 3.63% due 03/15/2023	4,060,000	3,968,650

		5,237,500

40

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production — 6.9%
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*#	$1,845,000	$1,473,694
Centennial Resource Production LLC Company Guar. Notes 5.38% due 01/15/2026*	1,635,000	1,561,425
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024#	3,200,000	3,160,000
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 10/01/2026#	2,075,000	2,043,875
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027#	2,650,000	2,623,500
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	425,000	429,395
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,186,275
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026*	3,615,000	3,652,280
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022#	3,216,000	3,046,420
Matador Resources Co. Company Guar. Notes 5.88% due 09/15/2026#	2,400,000	2,388,000
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	2,516,000	2,421,650
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	202,395
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	2,810,000	2,634,375
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020	245,000	251,431
SM Energy Co. Senior Notes 5.00% due 01/15/2024	3,150,000	2,964,937
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	1,100,000	1,028,500
SM Energy Co. Senior Notes 6.13% due 11/15/2022	365,000	363,175
SM Energy Co. Senior Notes 6.63% due 01/15/2027#	1,275,000	1,214,438
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	4,000,000	3,230,000
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	2,870,000	2,859,237
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	740,000	744,625
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	841,000	868,333

Security Description	Principal Amount(14)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	$970,000	$1,087,613

		42,435,573

Oil Refining & Marketing — 0.2%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	600,000	595,980
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	375,000	369,375

		965,355

Pipelines — 4.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	4,060,000	4,115,825
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	2,585,000	2,636,700
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	1,830,000	1,948,968
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	3,790,000	3,941,600
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	3,605,000	3,785,250
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,434,375
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 4.75% due 10/01/2023*	1,980,000	1,975,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027*	4,360,000	4,610,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.75% due 03/15/2024#	1,650,000	1,728,375

		26,176,843

Racetracks — 0.7%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	4,555,000	4,352,849

Real Estate Investment Trusts — 0.8%
FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	4,775,000	4,959,983

Rental Auto/Equipment — 2.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023#	2,060,000	2,083,175
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	1,372,000	1,430,310
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*#	2,114,000	2,254,687

41

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	$970,000	$943,325
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	6,370,000	6,075,387
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,048,063

		13,834,947

Retail - Apparel/Shoe — 0.5%
L Brands, Inc. Company Guar. Notes 5.25% due 02/01/2028	2,895,000	2,504,175
L Brands, Inc. Company Guar. Notes 6.75% due 07/01/2036	465,000	392,925
L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035	205,000	176,812

		3,073,912

Retail - Building Products — 0.3%
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*#	1,995,000	1,857,220

Retail - Leisure Products — 0.5%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*#	2,830,000	2,868,912

Retail - Office Supplies — 0.4%
Staples, Inc. Company Guar. Notes 8.50% due 09/15/2025*#	2,280,000	2,234,400

Retail - Pet Food & Supplies — 0.3%
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	2,365,000	1,880,175

Retail - Propane Distribution — 0.6%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,323,000	1,184,085
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	1,271,000	1,131,190
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023	1,242,000	1,111,590

		3,426,865

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(4)(5)	50,000	0

Security Services — 0.6%
APX Group, Inc. Company Guar. Notes 7.63% due 09/01/2023#	2,155,000	1,899,094
APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022	2,065,000	2,049,512

		3,948,606

Security Description	Principal Amount(14)	Value (Note 2)

Semiconductor Equipment — 0.2%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	$1,500,000	$1,473,750

Steel - Producers — 1.0%
AK Steel Corp. Company Guar. Notes 7.00% due 03/15/2027#	2,400,000	2,016,000
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	2,170,000	2,109,978
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	920,147
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,130,000	1,161,075

		6,207,200

Telecom Services — 0.4%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	2,240,000	2,161,600

Telephone - Integrated — 1.9%
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025#	5,380,000	5,129,615
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024#	890,000	941,453
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025	2,690,000	1,452,600
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	2,920,000	2,715,600
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,700,000	1,677,687

		11,916,955

Television — 2.7%
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	2,490,000	2,480,662
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,060,000	1,070,600
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	1,015,000	951,563
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,120,000	1,129,800
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,585,000	1,561,225
Sinclair Television Group, Inc. Company Guar. Notes 6.13% due 10/01/2022	600,000	613,320
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	2,990,000	3,004,950
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	2,380,000	2,385,950

42

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Television (continued)
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	$3,153,000	$3,208,177

		16,406,247

Transport - Equipment & Leasing — 0.3%
DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*#	675,000	668,250
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*	1,345,000	1,333,231

		2,001,481

Total U.S. Corporate Bonds & Notes
(cost $420,477,896)		417,417,300

FOREIGN CORPORATE BONDS & NOTES — 16.0%
Aerospace/Defense — 1.2%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,605,000	4,639,538
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	2,755,000	2,734,227

		7,373,765

Cable/Satellite TV — 1.7%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	600,000	613,500
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	2,210,000	2,138,175
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	4,115,000	4,135,575
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*#	1,430,000	1,421,062
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,415,000	1,465,852
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	835,000	805,775

		10,579,939

Chemicals - Specialty — 0.2%
Starfruit Finco BV/Starfruit US Holdco LLC Senior Notes 8.00% due 10/01/2026*#	950,000	942,875

Containers - Metal/Glass — 0.6%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(2)	3,055,000	3,062,638
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	845,000	877,490

		3,940,128

Containers - Paper/Plastic — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	2,320,000	2,372,200

Security Description	Principal Amount(14)	Value (Note 2)

Diversified Banking Institutions — 0.1%
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	$665,000	$680,879

Electronic Components - Misc. — 0.5%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,435,000	1,449,350
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	1,430,000	1,501,500

		2,950,850

Finance - Consumer Loans — 0.5%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	2,885,000	3,029,250

Hazardous Waste Disposal — 0.7%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	4,285,000	4,274,287

Medical - Drugs — 4.0%
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	11,800,000	11,741,000
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	2,035,000	1,958,688
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	455,000	479,456
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*	445,000	476,706
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	3,995,000	3,310,856
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	925,000	712,250
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	2,220,000	1,837,591
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 6.75% due 03/01/2028#	1,350,000	1,380,784
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	2,990,000	2,975,050

		24,872,381

Medical - Hospitals — 0.6%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	3,520,000	3,650,909

Metal - Aluminum — 0.5%
Alcoa Nederland Holding BV Company Guar. Notes 6.13% due 05/15/2028*	345,000	353,194
Constellium NV Company Guar. Notes 5.88% due 02/15/2026*	2,870,000	2,791,075

		3,144,269

43

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production — 0.9%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		$1,680,000	$1,533,000
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		1,490,000	1,463,925
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		1,190,000	1,088,850
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*#		1,745,000	1,745,872

			5,831,647

Oil - Field Services — 0.3%
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042		640,000	379,200
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036		1,700,000	1,011,500
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038		640,000	382,400

			1,773,100

Retail - Restaurants — 1.1%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		7,185,000	6,955,978

Security Services — 0.4%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*		2,855,000	2,733,662

Soap & Cleaning Preparation — 0.4%
Diamond BC BV Senior Notes 5.63% due 08/15/2025*	EUR	2,385,000	2,448,860

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015†*(1)(3)(4)(5)		925,000	0

Telephone - Integrated — 0.5%
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*		2,890,000	2,824,975

Television — 0.5%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		2,720,000	2,781,200

Textile - Products — 0.4%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC Senior Sec. Notes 7.50% due 05/01/2025*		2,830,000	2,746,515

Transport - Equipment & Leasing — 0.5%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*		2,125,000	2,178,125
Fly Leasing, Ltd. Senior Notes 5.25% due 10/15/2024		1,140,000	1,083,000

			3,261,125

Total Foreign Corporate Bonds & Notes
(cost $99,881,640)			99,168,794

Security Description	Principal Amount(14)	Value (Note 2)

LOANS(6)(7)(8) — 5.1%
Applications Software — 0.3%
SS&C European Holdings SARL FRS BTL-B4 4.74% (1 ML+2.25%) due 04/16/2025	$450,278	$448,188
SS&C Technologies, Inc. FRS BTL-B3 4.74% (1 ML+2.25%) due 04/16/2025	1,175,463	1,170,005
SS&C Technologies, Inc. FRS BTL-B5 4.74% (1 ML+2.25%) due 04/16/2025	364,082	362,444

		1,980,637

Building - Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(1)(5)	2,037,810	0

Chemicals - Specialty — 0.1%
Starfruit US HoldCo. LLC FRS BTL-B 5.76% (1 ML+3.25%) due 10/01/2025	505,000	502,475

Commercial Services — 0.4%
AVSC Holding Corp. FRS BTL-B 5.75% (1 ML+3.25%) due 03/01/2025	1,364,531	1,344,063
AVSC Holding Corp. FRS BTL-B 5.88%-6.05% (3 ML+3.25%) due 03/01/2025	1,469,056	1,447,021

		2,791,084

Commercial Services - Finance — 0.2%
Trans Union LLC FRS BTL-B4 4.49% (1 ML+2.00%) due 06/19/2025	1,323,350	1,314,748

Data Processing/Management — 0.6%
Dun & Bradstreet Corp. FRS BTL 7.48% (1 ML+5.00%) due 02/08/2026	1,580,000	1,581,975
Dun & Bradstreet Corp. FRS BTL coupon TBD due 02/08/2026	1,960,000	1,962,450

		3,544,425

E-Commerce/Products — 0.2%
Lands’ End, Inc. FRS BTL-B 5.76% (1 ML+3.25%) due 04/04/2021	989,927	940,430

E-Commerce/Services — 0.3%
Shutterfly, Inc. FRS BTL-B2 5.25% (1ML+2.75%) due 08/17/2024	2,130,414	2,101,121

Electronic Components - Semiconductors — 0.1%
Microchip Technology, Inc. FRS BTL-B 4.49% (1ML+2.00%) due 05/29/2025	921,920	918,750

44

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

LOANS (continued)
Finance - Credit Card — 0.2%
Blackhawk Network Holdings LLC FRS 1st Lien 5.49% (1 ML+3.00%) due 06/15/2025	$1,567,125	$1,549,887

Food - Flour & Grain — 0.1%
C.H. Guenther & Son, Inc. FRS 1st Lein 5.24% (1 ML+2.75%) due 03/31/2025	492,525	487,600

Gambling (Non-Hotel) — 0.6%
Golden Entertainment, Inc. FRS BTL-B 5.50% (1 ML+3.00%) due 10/20/2024	3,514,500	3,488,141

Industrial Gases — 0.1%
Messer Industries USA, Inc. FRS BTL coupon TBD due 10/02/2025	575,000	571,047

Insurance Brokers — 0.3%
HUB International, Ltd. FRS BTL-B1 5.38% (2 ML+2.75%) due 04/25/2025	4,275	4,237
HUB International, Ltd. FRS BTL-B1 5.51% (3 ML+2.75%) due 04/25/2025	1,697,175	1,681,900

		1,686,137

Insurance - Multi-line — 0.1%
Genworth Holdings, Inc. FRS BTL 6.98% (1 ML+4.50%) due 03/07/2023	347,375	347,375

Insurance - Property/Casualty — 0.6%
Asurion LLC FRS BTL-B7 5.49% (1 ML+ 3.00%) due 11/03/2024	3,681,500	3,679,199

Machinery - General Industrial — 0.2%
Gardner Denver, Inc. FRS BTL-B1 5.24% (1 ML+2.75%) due 07/30/2024	948,327	947,537

Medical Labs & Testing Services — 0.3%
Syneos Health, Inc. FRS BTL-B 4.49% (1ML+2.00%) due 08/01/2024	1,637,025	1,596,099

Soap & Cleaning Preparation — 0.1%
Diamond BC BV FRS BTL 5.63% (2 ML+3.00%) due 09/06/2024	2,163	2,083
Diamond BC BV FRS BTL 5.74% (3 ML+3.00%) due 09/06/2024	854,188	822,867

		824,950

Security Description	Principal Amount(14)		Value (Note 2)

Theaters — 0.3%
Cineworld, Ltd. FRS BTL 4.99% (1 ML+2.50%) due 02/28/2025		$2,374,553	$2,356,744

Total Loans
(cost $31,848,531)			31,628,386

COMMON STOCKS — 0.1%
Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(5)(9)		10,439	0

Television — 0.1%
ION Media Networks, Inc.†(1)(5)(9)		616	507,514

Total Common Stocks
(cost $82,165)			507,514

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.6%
Banks - Commercial — 1.7%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027#(10)		$2,400,000	2,163,000
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(10)	EUR	1,800,000	2,305,894
Banco de Sabadell SA 6.50% due 05/18/2022(10)	EUR	4,400,000	4,732,317
Intesa Sanpaolo SpA 7.70% due 09/17/2025*#(10)		1,435,000	1,330,963

			10,532,174

Diversified Banking Institutions — 1.9%
BNP Paribas SA 5.13% due 11/15/2027*(10)		1,855,000	1,637,037
BNP Paribas SA 7.63% due 03/30/2021*(10)		1,040,000	1,095,900
Credit Agricole SA 8.13% due 12/23/2025*(10)		2,520,000	2,810,506
Credit Suisse Group AG 6.25% due 12/18/2024(10)		4,435,000	4,443,870
UniCredit SpA 8.00% due 06/03/2024(10)		1,949,000	1,812,570

			11,799,883

Total Preferred Securities/Capital Securities
(cost $22,986,539)			22,332,057

Total Long-Term Investment Securities
(cost $583,437,511)			577,974,780

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Registered Investment Companies — 5.7%
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(11)(12) (cost $35,206,758)		35,206,758	35,206,758

REPURCHASE AGREEMENTS — 9.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019 to be repurchased 03/01/2019 in the Amount of $55,862,776 and collateralized by $56,785,000 of United States Treasury Notes, bearing interest at 2.50%, due 01/15/2022 and having an approximate value of $56,979,773 (cost $55,862,000)		$55,862,000	55,862,000

TOTAL INVESTMENTS
(cost $674,506,269)(13)		108.0%	669,043,538
Liabilities in excess of other assets		(8.0)	(49,606,753)

NET ASSETS		100.0%	$619,436,785

45

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $270,308,935 representing 43.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $528,820 representing 0.1% of net assets.
(2)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Company has filed for bankruptcy protection.
(4)	Security in default of interest and principal at maturity.
(5)	Securities classified as Level 3 (see Note 2).
(6)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(7)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(8)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(9)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

Haights Cross Communications, Inc.	08/07/2003	2,983	$23,474
	01/27/2004	4,474	35,211
	06/06/2005	2,982	23,474

		10,439	82,159	$0	$0.00	0.00%

ION Media Networks, Inc.	12/21/2016	616	6	507,514	823.89	0.08

				$507,514		0.08%

(10)	Perpetual maturity — maturity date reflects the next call date.
(11)	The rate shown is the 7-day yield as of February 28, 2019.
(12)

At February 28, 2019, the Fund had loaned securities with a total value of $42,844,791. This was secured by collateral of $35,206,758, which was received in cash and subsequently invested in short-term investments currently valued at $35,206,758 as reported in the Portfolio of Investments. Additional collateral of $8,497,726 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Notes/Bonds	0.13% to 8.75%	07/15/2019 to 11/15/2045	$8,497,726

(13)	See Note 5 for cost of investments on a tax basis.
(14)	Denominated in United States dollars unless otherwise indicated.

BTL—Bank Term Loan

TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR—Euro Currency

Index Legend

1 ML—1 Month USD Libor

2 ML—2 Month USD Libor

3 ML—3 Month USD Libor

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	USD	1,761,405	EUR	1,548,000	03/29/2019	$3,081	$–

HSBC Bank USA	EUR	9,727,000	USD	11,056,535	03/29/2019	–	(30,771)

Net Unrealized Appreciation/(Depreciation)						$3,081	$(30,771)

EUR—Euro Currency

USD—United States Dollar

46

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Convertible Bonds & Notes	$—	$6,920,729	$—	$6,920,729
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	417,417,300	—	417,417,300
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	99,168,794	—	99,168,794
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	31,628,386	—	31,628,386
Common Stocks	—	—	507,514	507,514
Preferred Securities/Capital Securities	—	22,332,057	—	22,332,057
Short-Term Investment Securities	35,206,758	—	—	35,206,758
Repurchase Agreements	—	55,862,000	—	55,862,000

Total Investments at Value	$35,206,758	$633,329,266	$507,514	$669,043,538

Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$3,081	$—	$3,081

LIABILITIES
Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$30,771	$—	$30,771

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

47

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited)

Industry Allocation*

Real Estate Operations & Development	3.4%
Banks — Commercial	2.8
Machinery — General Industrial	2.5
E-Commerce/Services	2.5
Registered Investment Companies	2.4
Building Products — Cement	2.2
Computers — Integrated Systems	2.0
Electronic Components — Misc.	2.0
Cosmetics & Toiletries	1.9
Retail — Drug Store	1.8
Chemicals — Diversified	1.8
Applications Software	1.7
Commercial Services	1.7
Beverages — Wine/Spirits	1.6
Finance — Commercial	1.6
Insurance — Property/Casualty	1.6
Fisheries	1.6
Brewery	1.5
Auto/Truck Parts & Equipment — Original	1.5
Hotels/Motels	1.5
Beverages — Non-alcoholic	1.5
Engineering/R&D Services	1.4
Medical — Biomedical/Gene	1.3
Oil Companies — Exploration & Production	1.2
Chemicals — Specialty	1.2
Medical Labs & Testing Services	1.2
Finance — Credit Card	1.2
Gambling (Non-Hotel)	1.2
Medical — Drugs	1.2
Multimedia	1.2
Computer Services	1.1
Electric — Generation	1.1
Real Estate Investment Trusts	1.1
Transport — Services	1.0
Food — Retail	1.0
Transactional Software	1.0
Textile — Products	1.0
Retail — Discount	0.9
U.S. Government Agencies	0.9
Commercial Services — Finance	0.9
Machinery — Material Handling	0.9
Machinery — Construction & Mining	0.8
Investment Management/Advisor Services	0.8
Electronic Components — Semiconductors	0.8
Building & Construction Products — Misc.	0.8
Hazardous Waste Disposal	0.8
Food — Catering	0.8
Medical Products	0.8
Containers — Paper/Plastic	0.8
Human Resources	0.8
Food — Dairy Products	0.7
Oil — Field Services	0.7
Apparel Manufacturers	0.7
Transport — Truck	0.7
Food — Confectionery	0.7
Distribution/Wholesale	0.6
Building & Construction — Misc.	0.6
Cable/Satellite TV	0.6
Chemicals — Other	0.6
Power Converter/Supply Equipment	0.6
Computers — Periphery Equipment	0.6
Veterinary Products	0.6
E-Services/Consulting	0.6
Precious Metals	0.6
Leisure Products	0.6
Insurance Brokers	0.6
Transport — Marine	0.6
Aerospace/Defense	0.6
Diversified Financial Services	0.5

Food — Misc./Diversified	0.5
Machine Tools & Related Products	0.5
Dental Supplies & Equipment	0.5
Building — Residential/Commercial	0.5
Energy — Alternate Sources	0.5
Miscellaneous Manufacturing	0.5
Transport — Rail	0.5
Consulting Services	0.5
Instruments — Controls	0.5
Retail — Misc./Diversified	0.5
Retirement/Aged Care	0.4
Finance — Other Services	0.4
Internet Financial Services	0.4
Retail — Consumer Electronics	0.4
Repurchase Agreements	0.4
Internet Content — Entertainment	0.4
Retail — Restaurants	0.3
Retail — Apparel/Shoe	0.3
Electric Products — Misc.	0.3
Insurance — Multi-line	0.3
Retail — Automobile	0.3
Coatings/Paint	0.3
Airport Development/Maintenance	0.3
Metal Processors & Fabrication	0.3
Oil Refining & Marketing	0.3
Audio/Video Products	0.3
Casino Hotels	0.3
Appliances	0.3
Satellite Telecom	0.3
Aerospace/Defense — Equipment	0.3
Computer Software	0.2
Enterprise Software/Service	0.2
E-Marketing/Info	0.2
Electronic Measurement Instruments	0.2
Telephone — Integrated	0.2
Rental Auto/Equipment	0.2
Diversified Operations	0.2
E-Commerce/Products	0.2
Real Estate Management/Services	0.2
Building — Maintenance & Services	0.2
Medical Instruments	0.2
Gold Mining	0.2
Rubber/Plastic Products	0.2
Gas — Distribution	0.2
Food — Flour & Grain	0.2
Diversified Manufacturing Operations	0.2
Electric — Integrated	0.2
Web Portals/ISP	0.2
MRI/Medical Diagnostic Imaging	0.2
Schools	0.2
Electronic Connectors	0.2
Semiconductor Equipment	0.2
Tobacco	0.1
Theaters	0.1
Paper & Related Products	0.1
Soap & Cleaning Preparation	0.1
Insurance — Life/Health	0.1
Medical — Hospitals	0.1
Food — Meat Products	0.1
Resorts/Theme Parks	0.1
Water	0.1
Finance — Consumer Loans	0.1
Retail — Home Furnishings	0.1
Agricultural Operations	0.1
Internet Content — Information/News	0.1
Explosives	0.1
Industrial Automated/Robotic	0.1

48

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Diversified Minerals	0.1%
Auto — Heavy Duty Trucks	0.1
Home Furnishings	0.1
Wireless Equipment	0.1
Finance — Investment Banker/Broker	0.1
Metal — Iron	0.1
Television	0.1
Footwear & Related Apparel	0.1
Security Services	0.1
Machinery — Thermal Process	0.1
Consumer Products — Misc.	0.1
Instruments — Scientific	0.1
Medical — HMO	0.1
Diagnostic Equipment	0.1
Therapeutics	0.1
Retail — Auto Parts	0.1
Computers	0.1
Electric — Distribution	0.1
Steel — Producers	0.1
Medical Information Systems	0.1
Oil Companies — Integrated	0.1
Industrial Gases	0.1
Building Products — Air & Heating	0.1

101.9%

Country Allocation*

Japan	22.0%
United Kingdom	14.9
Canada	6.1
Germany	5.6
Cayman Islands	4.6
Australia	4.2
United States	3.8
Ireland	3.6
France	3.6
Bermuda	3.2
Brazil	2.4
Norway	2.4
Switzerland	2.1
Spain	1.9
Italy	1.8
Denmark	1.7
South Korea	1.6
Netherlands	1.5
Sweden	1.4
Guernsey	1.4
India	1.3
Israel	1.2
Taiwan	1.1
Singapore	1.0
Austria	1.0
Indonesia	0.8
Hong Kong	0.7
Finland	0.7
Portugal	0.7
Mexico	0.6
Luxembourg	0.5
Belgium	0.5
Faroe Islands	0.3
Mauritius	0.2
Thailand	0.2
Philippines	0.2
South Africa	0.2
Chile	0.2
Malaysia	0.2
Greece	0.2
New Zealand	0.1

Czech Republic	0.1
China	0.1

101.9%

*	Calculated as a percentage of net assets

49

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Australia — 4.2%
Afterpay Touch Group, Ltd.†#	485,262	$6,347,429
Ansell, Ltd.	62,512	1,091,722
ARB Corp, Ltd.	31,272	375,333
ASX, Ltd.	8,484	419,885
AUB Group, Ltd.	114,315	1,004,697
Bapcor, Ltd.#	85,687	367,124
Cleanaway Waste Management, Ltd.	2,413,309	3,714,782
Computershare, Ltd.	43,525	532,585
Crown Resorts, Ltd.	64,842	527,111
DuluxGroup, Ltd.	124,611	643,500
Iluka Resources, Ltd.	99,282	645,804
IPH, Ltd.	210,365	904,288
Orica, Ltd.	52,930	662,685
Ramsay Health Care, Ltd.#	16,536	759,857
Reliance Worldwide Corp., Ltd.#	301,357	964,092
Ridley Corp., Ltd.	510,294	506,768
Sonic Healthcare, Ltd.#	58,582	1,002,310
Steadfast Group, Ltd.	219,324	485,402
Technology One, Ltd.	591,878	3,098,484
Webjet, Ltd.	38,384	426,113
WiseTech Global, Ltd.	52,519	717,519

		25,197,490

Austria — 1.0%
CA Immobilien Anlagen AG	83,310	2,812,504
Mayr-Melnhof Karton AG	6,715	904,336
Vienna Insurance Group AG Wiener Versicherung Gruppe	81,336	1,961,330

		5,678,170

Belgium — 0.5%
Fagron	152,233	2,820,733

Bermuda — 3.2%
BW Offshore, Ltd.†	596,945	2,717,303
Cafe de Coral Holdings, Ltd.	776,000	2,056,218
Credicorp, Ltd.	5,483	1,332,863
Dairy Farm International Holdings, Ltd.	198,600	1,775,484
Esprit Holdings, Ltd.†#	289,650	67,895
Geopark, Ltd.†#	215,327	4,132,125
Hiscox, Ltd.	176,264	3,738,265
Midland Holdings, Ltd.	2,020,000	476,066
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0
Shangri-La Asia, Ltd.	800,000	1,137,361
VTech Holdings, Ltd.	161,049	1,687,478

		19,121,058

Brazil — 2.4%
Anima Holding SA	132,744	661,573
BRF SA†	40,600	222,340
Cia de Saneamento Basico do Estado de Sao Paulo	24,200	253,523
Construtora Tenda SA	299,000	2,666,693
Cyrela Brazil Realty SA Empreendimentos e Participacoes	72,500	330,059
Embraer SA ADR	14,721	302,075
Equatorial Energia SA	16,100	352,034
Fleury SA	59,438	316,484
Gerdau SA (Preference Shares)	86,300	347,851
Instituto Hermes Pardini SA	55,300	282,084
Kroton Educacional SA	114,788	335,243
Linx SA	115,500	876,978
Localiza Rent a Car SA	70,633	649,700
Lojas Americanas SA (Preference Shares)	129,500	686,433
Lojas Renner SA	62,100	715,543
Magazine Luiza SA	5,600	258,610
Multiplan Empreendimentos Imobiliarios SA	154,501	1,035,313
Notre Dame Intermedica Participacoes SA†	44,288	391,690

Security Description	Shares	Value (Note 2)

Brazil (continued)
Rumo SA†	485,600	$2,515,814
Suzano Papel e Celulose SA	67,800	860,282

		14,060,322

Canada — 6.1%
Agnico Eagle Mines, Ltd.#	28,141	1,196,893
ATS Automation Tooling Systems, Inc.†	220,100	3,099,246
Canada Goose Holdings, Inc.†#	61,800	3,520,292
Capital Power Corp.	131,100	3,009,636
Descartes Systems Group, Inc.†	178,097	6,151,076
Dollarama, Inc.	125,666	3,401,514
Enerplus Corp.#	317,500	2,798,739
Finning International, Inc.	75,400	1,405,496
Quebecor, Inc., Class B	281,900	6,848,545
Seven Generations Energy, Ltd., Class A†	32,874	240,319
SSR Mining, Inc.†	240,000	3,330,218
TMX Group, Ltd.	22,464	1,410,370
TORC Oil & Gas, Ltd.	37,166	130,764

		36,543,108

Cayman Islands — 4.6%
51job, Inc. ADR†	17,502	1,264,695
Airtac International Group	185,535	2,308,902
Ajisen China Holdings, Ltd.	493,078	140,076
China Resources Cement Holdings, Ltd.	8,320,000	8,860,817
CIFI Holdings Group Co., Ltd.	4,548,000	2,966,433
Haitian International Holdings, Ltd.	603,000	1,318,192
Lonking Holdings, Ltd.	11,277,000	3,778,275
Midland IC&I, Ltd.†	1,016,000	29,510
Pacific Textiles Holdings, Ltd.	1,821,000	1,702,747
Shenguan Holdings Group, Ltd.	596,000	33,408
Silicon Motion Technology Corp. ADR	28,863	1,185,692
Stella International Holdings, Ltd.	332,000	446,628
Tingyi Cayman Islands Holding Corp.	798,000	1,108,086
YY, Inc. ADR†	29,400	2,072,700

		27,216,161

Chile — 0.2%
Aguas Andinas SA, Class A	800,417	468,662
Compania Cervecerias Unidas SA ADR	24,691	709,125

		1,177,787

China — 0.1%
Yunnan Baiyao Group Co., Ltd.(2)	30,100	383,014

Czech Republic — 0.1%
Komercni banka AS	13,132	551,312

Denmark — 1.7%
Carlsberg A/S, Class B	7,094	859,367
Dfds A/S#	9,479	433,245
DSV A/S	8,329	692,798
Jyske Bank A/S	31,411	1,230,226
Royal Unibrew A/S	83,512	6,174,898
Sydbank A/S	15,677	373,322
William Demant Holding A/S†	14,550	436,987

		10,200,843

Faroe Islands — 0.3%
Bakkafrost P/F	39,100	2,003,289

Finland — 0.7%
Tikkurila Oyj	7,037	116,061
Valmet Oyj	159,439	3,971,648

		4,087,709

50

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
France — 3.6%
Alten SA	60,353	$6,222,985
Edenred	9,778	433,980
Elior Group SA*	37,534	541,347
Legrand SA	25,858	1,705,906
LISI	30,322	931,223
Plastic Omnium SA	18,009	505,553
Remy Cointreau SA	36,607	4,767,621
SEB SA	6,266	1,079,067
Sodexo SA	10,078	1,107,117
SOITEC†	37,826	3,018,215
Somfy SA	3,126	257,430
Virbac SA†	5,090	669,280

		21,239,724

Germany — 5.6%
Amadeus Fire AG	8,855	929,656
Beiersdorf AG	9,358	868,145
Brenntag AG	21,454	1,063,964
CTS Eventim AG & Co. KGaA	61,101	2,745,222
Deutsche Wohnen SE	14,964	697,852
Evotec AG†	279,893	6,577,403
Fuchs Petrolub SE (Preference Shares)	30,052	1,343,377
GEA Group AG	55,266	1,324,508
Hella GmbH & Co. KGaA	23,993	1,086,175
Henkel AG & Co. KGaA (Preference Shares)	8,297	828,983
Infineon Technologies AG	26,034	571,667
LEG Immobilien AG	28,036	3,130,276
MTU Aero Engines AG	7,514	1,611,071
Rocket Internet SE†*	23,110	543,604
Scout24 AG*	10,199	537,119
Symrise AG	48,343	4,260,448
TAG Immobilien AG	235,864	5,499,809

		33,619,279

Greece — 0.2%
Hellenic Telecommunications Organization SA	83,874	1,063,737

Guernsey — 1.4%
Burford Capital, Ltd.	364,520	8,557,613

Hong Kong — 0.7%
China Resources Beer Holdings Co., Ltd.	690,000	2,571,101
Techtronic Industries Co., Ltd.	282,500	1,887,592

		4,458,693

India — 1.3%
Bharat Heavy Electricals, Ltd.	673,738	611,445
CESC, Ltd.	112,332	1,062,575
CESC Ventures, Ltd.†	12,032	83,829
Dabur India, Ltd.	161,324	997,186
Federal Bank, Ltd.	1,091,315	1,291,910
Mahindra & Mahindra, Ltd.	69,515	630,926
MOIL, Ltd.	286,075	579,179
PVR, Ltd.	42,720	897,960
RP-SG Retail, Ltd.†	36,098	72,042
Shriram Transport Finance Co., Ltd.	68,758	1,103,976
Tata Global Beverages, Ltd.	192,396	524,633

		7,855,661

Indonesia — 0.8%
Ace Hardware Indonesia Tbk PT	11,725,700	1,462,847
Astra Agro Lestari Tbk PT	756,200	666,563
Indocement Tunggal Prakarsa Tbk PT	943,000	1,288,728
Kalbe Farma Tbk PT	13,131,800	1,395,560

		4,813,698

Security Description	Shares	Value (Note 2)

Ireland — 3.6%
Bank of Ireland Group PLC	47,781	$310,602
C&C Group PLC	977,519	3,402,348
Dalata Hotel Group PLC	762,066	5,261,546
DCC PLC	19,732	1,707,692
Glanbia PLC	206,921	4,196,507
Greencore Group PLC	60,618	157,585
Hibernia REIT PLC	2,359,823	3,446,486
Kerry Group PLC, Class A	11,071	1,139,640
Paddy Power Betfair PLC	23,387	1,870,466

		21,492,872

Israel — 1.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	292,726	256,672
Israel Discount Bank, Ltd., Class A	2,031,507	7,180,114

		7,436,786

Italy — 1.8%
Cerved Group SpA	240,409	2,216,337
Davide Campari-Milano SpA	99,523	949,202
Enav SpA*	130,322	670,021
FinecoBank Banca Fineco SpA	123,874	1,539,337
Infrastrutture Wireless Italiane SpA*	66,888	589,633
Italgas SpA	191,097	1,157,676
Reply SpA	57,441	3,446,486

		10,568,692

Japan — 22.0%
ABC-Mart, Inc.#	17,400	995,936
Aeon Delight Co., Ltd.#	13,700	508,841
AEON Financial Service Co., Ltd.	47,300	928,899
Air Water, Inc.	18,300	291,579
Amano Corp.	32,141	681,661
Anritsu Corp.	277,500	5,482,035
As One Corp.	5,800	451,137
Asante, Inc.	8,000	158,400
Bic Camera, Inc.	192,600	2,184,061
Chiba Bank, Ltd.	121,300	735,646
Cosmos Pharmaceutical Corp.	2,600	475,844
Daifuku Co., Ltd.	105,700	5,177,607
Daikyonishikawa Corp.	15,787	175,482
Daiseki Co., Ltd.	37,900	935,047
Daiwa Securities Group, Inc.	114,400	580,390
Doshisha Co., Ltd.	6,800	109,322
Ezaki Glico Co., Ltd.	21,000	1,062,576
Fancl Corp.	198,200	4,489,795
Fuji Seal International, Inc.	78,500	2,936,751
Fujitsu General, Ltd.#	24,700	330,175
GMO Payment Gateway, Inc.#	89,500	5,315,480
Hamakyorex Co., Ltd.	6,100	248,181
Heian Ceremony Service Co., Ltd.	18,200	151,687
Hirose Electric Co., Ltd.	4,300	441,708
Hogy Medical Co., Ltd.	3,900	134,181
Iriso Electronics Co., Ltd.	10,200	450,680
Japan Elevator Service Holdings Co., Ltd.	166,000	3,124,461
Japan Exchange Group, Inc.	7,000	123,402
Japan Meat Co, Ltd.#	11,800	188,224
Japan Pure Chemical Co., Ltd.#	1,900	39,853
Jeol, Ltd.	24,200	396,440
JGC Corp.	12,260	178,073
Kakaku.com, Inc.	13,700	263,147
Kansai Paint Co., Ltd.	49,600	910,880
Kikkoman Corp.	12,300	611,331
Kintetsu World Express, Inc.	13,200	208,898
Kobayashi Pharmaceutical Co., Ltd.	12,600	1,015,099
Koito Manufacturing Co., Ltd.	30,300	1,750,612

51

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Kusuri no Aoki Holdings Co., Ltd.#	72,500	$5,027,811
Lion Corp.	49,800	1,019,992
Maeda Corp.	360,300	3,807,773
Matsumotokiyoshi Holdings Co., Ltd.	142,100	4,869,887
Meitec Corp.	14,900	681,739
Milbon Co., Ltd.	14,500	649,778
Miraca Holdings, Inc.	4,700	125,696
Mitsubishi Pencil Co., Ltd.	10,800	217,715
MonotaRO Co., Ltd.	27,600	650,227
Morinaga & Co., Ltd.	20,300	908,779
Nabtesco Corp.	22,800	601,168
Nakanishi, Inc.	59,000	1,054,394
Net One Systems Co., Ltd.	158,500	3,702,813
NGK Spark Plug Co., Ltd.#	40,100	851,178
Nihon Kohden Corp.	24,900	747,235
Nihon Parkerizing Co., Ltd.	48,100	634,774
Nippon Television Holdings, Inc.	29,200	458,178
Nissei ASB Machine Co., Ltd.#	11,400	409,608
Nitori Holdings Co., Ltd.	5,400	672,669
NOF Corp.	4,100	141,062
Nomura Research Institute, Ltd.	42,900	1,743,480
NS Solutions Corp.	30,900	815,573
Obara Group, Inc.	5,900	197,170
OBIC Business Consultants Co., Ltd.	17,300	667,384
OBIC Co., Ltd.	80,700	7,696,057
Omron Corp.	9,500	409,523
Park24 Co., Ltd.	16,400	393,429
Persol Holdings Co., Ltd.	203,300	3,479,984
Proto Corp.	27,300	399,709
Rakuten, Inc.	5,700	44,796
Rinnai Corp.	4,300	288,943
Ryohin Keikaku Co., Ltd.#	2,600	616,265
S Foods, Inc.	13,000	503,252
Sagami Rubber Industries Co., Ltd.	6,000	97,430
San-A Co, Ltd.	4,200	167,488
Sankyu, Inc.	8,700	425,380
Santen Pharmaceutical Co., Ltd.	96,800	1,506,733
Seino Holdings Co., Ltd.	261,500	3,685,610
Senko Group Holdings Co., Ltd.	43,900	365,095
Seria Co., Ltd.#	19,300	652,770
SG Holdings Co., Ltd.	89,100	2,605,894
Shima Seiki Manufacturing, Ltd.#	8,700	284,107
Shimamura Co., Ltd.	2,500	211,053
Shimano, Inc.	1,500	227,560
Shizuoka Bank, Ltd.	48,700	384,043
SK Kaken Co., Ltd.	600	254,609
SMS Co., Ltd.	228,600	4,044,312
Sohgo Security Services Co., Ltd.	9,800	422,895
Solasto Corp.	247,400	2,581,314
Sony Financial Holdings, Inc.	41,800	789,387
Stanley Electric Co., Ltd.	40,900	1,174,180
Sundrug Co., Ltd.	26,900	822,940
Taisei Lamick Co, Ltd.	10,800	275,269
Taiyo Yuden Co., Ltd.#	154,200	3,032,399
TechnoPro Holdings, Inc.	120,300	6,486,368
Terumo Corp.	17,600	1,076,858
THK Co., Ltd.	16,700	409,915
Tokai Carbon Co., Ltd.#	268,400	3,717,845
Toshiba Plant Systems & Services Corp.	13,800	249,840
TOTO, Ltd.	6,900	260,920
Unicharm Corp.	55,900	1,777,827
USS Co., Ltd.	106,200	1,932,208
Yamato Holdings Co., Ltd.	81,400	2,117,065
Zojirushi Corp.#	34,800	371,213

		131,142,089

Security Description	Shares	Value (Note 2)

Luxembourg — 0.5%
B&M European Value Retail SA	157,822	$739,972
Globant SA†	3,363	231,677
Solutions 30 SE†	170,257	2,114,753

		3,086,402

Malaysia — 0.2%
Genting Bhd	603,100	1,093,040

Mauritius — 0.2%
MakeMyTrip, Ltd.†#	51,649	1,458,051

Mexico — 0.6%
Arca Continental SAB de CV	70,413	398,090
Concentradora Fibra Danhos SA de CV	305,146	434,897
Concentradora Fibra Hotelera Mexicana SA de CV*	62,873	33,358
Genomma Lab Internacional SAB de CV, Class B†#	482,069	319,773
GMexico Transportes SAB de CV#*	250,600	334,672
Grupo Aeroportuario del Sureste SAB de CV ADR	3,869	654,944
Grupo Financiero Inbursa SAB de CV, Class O	260,947	389,768
Grupo Lala SAB de CV#	241,985	292,419
Mexichem SAB de CV	82,741	201,216
Prologis Property Mexico SA de CV	217,591	405,132

		3,464,269

Netherlands — 1.5%
Aalberts Industries NV	13,387	494,726
ASM International NV	13,815	753,323
Euronext NV*	2,096	127,907
IMCD NV	61,783	4,848,977
Takeaway.com NV†*	33,331	2,441,554

		8,666,487

New Zealand — 0.1%
Fletcher Building, Ltd.†	90,419	301,103
Freightways, Ltd.	27,268	146,513
Mainfreight, Ltd.	6,799	151,220

		598,836

Norway — 2.4%
Aker Solutions ASA†	141,428	676,674
Leroy Seafood Group ASA	577,988	4,356,872
Mowi ASA#	35,073	809,126
Norway Royal Salmon ASA	90,338	2,127,364
Scatec Solar ASA*	309,242	3,003,279
TGS NOPEC Geophysical Co. ASA	112,707	3,065,092

		14,038,407

Philippines — 0.2%
Metropolitan Bank & Trust Co.	934,940	1,373,848

Portugal — 0.7%
Galp Energia SGPS SA	19,285	316,532
NOS SGPS SA	626,489	3,741,148

		4,057,680

Singapore — 1.0%
Ascendas India Trust	1,494,900	1,249,436
City Developments, Ltd.	201,300	1,328,103
Singapore Technologies Engineering, Ltd.	574,100	1,588,117
Venture Corp., Ltd.	131,963	1,737,383

		5,903,039

South Africa — 0.2%
AVI, Ltd.	196,764	1,250,075

South Korea — 1.6%
Dentium Co., Ltd.†	35,560	1,969,759

52

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Korea (continued)
Doosan Bobcat, Inc.	49,619	$1,407,350
DuzonBizon Co, Ltd.	38,406	1,451,280
Lock&Lock Co., Ltd.	23,829	402,553
LS Industrial Systems Co., Ltd.	31,673	1,492,548
Orion Corp.	15,174	1,504,313
Samsung Fire & Marine Insurance Co., Ltd.	4,118	1,103,919
TK Corp.	38,780	358,595

		9,690,317

Spain — 1.9%
Aena SME SA*	2,882	514,338
Amadeus IT Group SA	78,332	5,898,333
Cellnex Telecom SA#*	54,031	1,396,930
CEMEX Latam Holdings SA†	92,490	150,073
CIE Automotive SA	89,944	2,557,669
Viscofan SA#	11,774	687,696

		11,205,039

Sweden — 1.4%
Essity AB, Class B	44,195	1,233,115
Evolution Gaming Group AB*	71,298	5,322,648
Saab AB, Series B	12,015	411,991
Swedish Match AB	23,218	1,088,501
Thule Group AB*	25,746	572,567

		8,628,822

Switzerland — 2.1%
Coca-Cola HBC AG	15,435	519,175
DKSH Holding AG	2,455	144,021
Dufry AG#	5,109	518,041
Geberit AG	1,727	689,381
Julius Baer Group, Ltd.	17,703	773,181
Kardex AG	1,859	246,985
Logitech International SA	91,991	3,459,168
Lonza Group AG	1,402	389,815
Sika AG	24,251	3,280,282
Sonova Holding AG	6,084	1,137,797
Temenos AG	4,738	686,928
VAT Group AG*	3,800	395,211

		12,239,985

Taiwan — 1.1%
Advantech Co., Ltd.	47,256	360,832
E.Sun Financial Holding Co., Ltd.	2,805,194	2,014,355
PChome Online, Inc.†	230,932	1,057,996
Voltronic Power Technology Corp.	81,950	1,525,753
Yuanta Financial Holding Co., Ltd.	2,443,807	1,385,617

		6,344,553

Thailand — 0.2%
AEON Thana Sinsap Thailand PCL(2)	125,300	713,728
PTT Global Chemical PCL	292,800	668,992

		1,382,720

United Kingdom — 14.9%
Abcam PLC	440,504	7,507,771
Admiral Group PLC	17,107	495,093
Ashtead Group PLC	25,144	667,995
Auto Trader Group PLC*	282,714	1,783,768
Babcock International Group PLC	74,651	535,662
Beazley PLC	592,866	4,305,253
Bellway PLC	7,687	308,418
Britvic PLC	35,105	427,900
Bunzl PLC	118,205	3,720,417
Burberry Group PLC	29,078	728,735

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Cairn Energy PLC†	33,158	$89,278
Coats Group PLC	3,519,341	4,135,739
Cobham PLC†	264,195	412,263
Compass Group PLC	134,577	2,971,961
Countryside Properties PLC*	626,022	2,706,856
Croda International PLC	80,412	5,131,144
Dechra Pharmaceuticals PLC	84,710	2,777,417
Drax Group PLC	701,480	3,394,127
Elementis PLC	44,949	107,014
EMIS Group PLC	26,199	330,116
Essentra PLC	98,596	492,752
Fevertree Drinks PLC	186,238	6,615,107
Forterra PLC*	40,664	152,365
GB Group PLC	297,327	1,930,390
Greggs PLC	79,443	1,886,109
Halma PLC	66,745	1,375,713
Hargreaves Lansdown PLC	41,251	953,105
Howden Joinery Group PLC	95,953	627,046
Ibstock PLC*	846,722	2,832,331
IG Group Holdings PLC	66,508	497,962
IMI PLC	46,259	580,424
Intertek Group PLC	26,740	1,803,831
Jardine Lloyd Thompson Group PLC	71,257	1,803,283
Just Eat PLC†	309,743	3,066,417
Keywords Studios PLC	187,241	2,781,487
Meggitt PLC	77,396	553,511
Merlin Entertainments PLC*	155,220	744,448
Moneysupermarket.com Group PLC	307,089	1,403,989
PZ Cussons PLC	19,515	49,334
Rathbone Brothers PLC	45,326	1,385,122
Rightmove PLC	365,451	2,336,815
Rotork PLC	719,765	2,716,008
Schroders PLC	55,763	2,022,840
Shaftesbury PLC	46,646	544,756
Smith & Nephew PLC	90,134	1,717,324
Spectris PLC	16,378	573,269
Spirax-Sarco Engineering PLC	13,428	1,187,051
Stagecoach Group PLC	122,943	259,926
Tate & Lyle PLC	23,554	217,124
TechnipFMC PLC	23,184	510,535
UNITE Group PLC	93,096	1,130,440
Weir Group PLC	11,108	241,623
Whitbread PLC	14,670	944,275

		88,473,639

United States — 0.1%
Autoliv, Inc. SDR	3,889	316,981
Gran Tierra Energy, Inc.†	120,154	271,179

		588,160

Total Long-Term Investment Securities
(cost $496,784,495)		584,833,209

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Registered Investment Companies — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(3)(4)	14,063,361	14,063,361

U.S. Government Agencies — 0.9%
Federal Home Loan Bank Disc. Notes 2.23% due 03/01/2019	$5,655,000	5,655,000

Total Short-Term Investment Securities
(cost $19,718,361)		19,718,361

53

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount of $2,161,030 and collateralized by $2,240,000 of United States Treasury Notes, bearing interest at 1.88%, due 01/31/2022 and having an approximate value of $2,204,859 (cost $2,161,000)	$2,161,000	$2,161,000

TOTAL INVESTMENTS
(cost $518,663,856)(5)	101.9%	606,712,570
Liabilities in excess of other assets	(1.9)	(11,364,722)

NET ASSETS	100.0%	$595,347,848

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $25,243,956 representing 4.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $1,096,742 representing 0.2% of net assets.
(3)	The rate shown is the 7-day yield as of February 28, 2019.
(4)

At February 28, 2019, the Fund had loaned securities with a total value of $26,882,974. This was secured by collateral of $14,063,361, which was received in cash and subsequently invested in short-term investments currently valued at $14,063,361 as reported in the Portfolio of Investments. Additional collateral of $14,582,603 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	02/28/2019 to 06/20/2019	$256,905
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	14,325,698

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

SDR—Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Bermuda	$19,121,058	$—	$0	$19,121,058
China	—	383,014	—	383,014
Other Countries	565,329,137	—	—	565,329,137
Short Term Investment Securities:
Registered Investment Companies	14,063,361	—	—	14,063,361
U.S. Government Agencies	—	5,655,000	—	5,655,000
Repurchase Agreements	—	2,161,000	—	2,161,000

Total Investments at Value	$598,513,556	$8,199,014	$0	$606,712,570

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

54

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.8%
Medical — Drugs	5.5
Insurance — Multi-line	4.8
Oil Companies — Exploration & Production	4.6
Banks — Super Regional	4.6
Telephone — Integrated	4.1
Insurance — Property/Casualty	4.0
Oil Refining & Marketing	3.5
Agricultural Chemicals	2.7
Cosmetics & Toiletries	2.7
Aerospace/Defense — Equipment	2.6
Networking Products	2.5
Building Products — Cement	2.3
Computer Services	2.1
Medical Instruments	2.0
Food — Misc./Diversified	1.9
Enterprise Software/Service	1.8
Electronic Components — Semiconductors	1.7
Banks — Commercial	1.7
Instruments — Controls	1.6
Investment Management/Advisor Services	1.6
Beverages — Non-alcoholic	1.6
Electric — Integrated	1.6
Real Estate Investment Trusts	1.5
Oil Companies — Integrated	1.1
Medical Products	1.1
Cable/Satellite TV	1.1
Web Portals/ISP	1.1
Commercial Paper	1.1
Chemicals — Diversified	1.0
Medical — HMO	1.0
Pharmacy Services	1.0
Finance — Credit Card	1.0
Electronic Components — Misc.	1.0
Semiconductor Components — Integrated Circuits	0.9
Oil — Field Services	0.9
Diversified Manufacturing Operations	0.9
Airlines	0.9
Medical — Biomedical/Gene	0.8
Advertising Agencies	0.8
Transport — Rail	0.8
Casino Hotels	0.7
Exchange-Traded Funds	0.7
Containers — Metal/Glass	0.7
Medical Labs & Testing Services	0.6
Auto — Cars/Light Trucks	0.6
Insurance — Reinsurance	0.6
Data Processing/Management	0.6
Multimedia	0.5
Banks — Fiduciary	0.5
Gold Mining	0.5
Metal — Copper	0.5
Internet Security	0.4
Aerospace/Defense	0.4
Cellular Telecom	0.4
Commercial Services	0.4
Medical — Hospitals	0.4
Transport — Truck	0.3
Retail — Discount	0.3
Computer Data Security	0.3
Auto/Truck Parts & Equipment — Original	0.3
Commercial Services — Finance	0.3
Retail — Drug Store	0.2
Non-Hazardous Waste Disposal	0.2

99.7%

*	Calculated as a percentage of net assets

55

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Advertising Agencies — 0.8%
Omnicom Group, Inc.	29,557	$2,237,465

Aerospace/Defense — 0.4%
Raytheon Co.	5,274	983,601

Aerospace/Defense - Equipment — 2.6%
Harris Corp.	14,423	2,378,785
United Technologies Corp.	36,610	4,600,779

		6,979,564

Agricultural Chemicals — 2.7%
CF Industries Holdings, Inc.	90,827	3,832,899
Mosaic Co.	85,964	2,688,094
Nutrien, Ltd.	15,497	843,657

		7,364,650

Airlines — 0.9%
Delta Air Lines, Inc.	47,191	2,339,730

Auto - Cars/Light Trucks — 0.6%
General Motors Co.	43,642	1,722,986

Auto/Truck Parts & Equipment - Original — 0.3%
Aptiv PLC	10,881	904,320

Banks - Commercial — 1.7%
BB&T Corp.	23,062	1,175,470
Citizens Financial Group, Inc.	39,988	1,477,157
M&T Bank Corp.	10,891	1,884,796

		4,537,423

Banks - Fiduciary — 0.5%
Bank of New York Mellon Corp.	27,400	1,437,952

Banks - Super Regional — 4.6%
PNC Financial Services Group, Inc.	4,390	553,228
SunTrust Banks, Inc.	15,174	984,337
US Bancorp	136,801	7,071,244
Wells Fargo & Co.	76,987	3,840,881

		12,449,690

Beverages - Non-alcoholic — 1.6%
Coca-Cola European Partners PLC	18,951	893,350
PepsiCo, Inc.	29,111	3,366,396

		4,259,746

Building Products - Cement — 2.3%
Martin Marietta Materials, Inc.	14,963	2,810,052
Vulcan Materials Co.	30,531	3,402,985

		6,213,037

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	76,451	2,956,360

Casino Hotels — 0.7%
Las Vegas Sands Corp.	31,367	1,926,875

Cellular Telecom — 0.4%
Vodafone Group PLC ADR	55,077	983,124

Chemicals - Diversified — 1.0%
DowDuPont, Inc.	53,742	2,860,687

Commercial Services — 0.4%
Quanta Services, Inc.	27,324	973,827

Commercial Services - Finance — 0.3%
Total System Services, Inc.	9,376	885,094

Security Description	Shares	Value (Note 2)

Computer Data Security — 0.3%
Check Point Software Technologies, Ltd.†	7,575	$926,423

Computer Services — 2.1%
Cognizant Technology Solutions Corp., Class A	11,551	819,890
International Business Machines Corp.	24,615	3,400,070
Teradata Corp.†	31,193	1,508,805

		5,728,765

Containers - Metal/Glass — 0.7%
Crown Holdings, Inc.†	32,745	1,777,726

Cosmetics & Toiletries — 2.7%
Colgate-Palmolive Co.	54,868	3,614,155
Procter & Gamble Co.	20,594	2,029,539
Unilever PLC ADR	31,501	1,676,798

		7,320,492

Data Processing/Management — 0.6%
First Data Corp., Class A†	30,366	763,401
Fiserv, Inc.†#	8,980	760,516

		1,523,917

Diversified Banking Institutions — 9.8%
Bank of America Corp.	219,384	6,379,687
Citigroup, Inc.	106,006	6,782,264
Goldman Sachs Group, Inc.	10,018	1,970,540
JPMorgan Chase & Co.	82,842	8,645,391
Morgan Stanley	69,898	2,934,318

		26,712,200

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	7,476	920,146
General Electric Co.	138,082	1,434,672

		2,354,818

Electric - Integrated — 1.6%
Entergy Corp.	5,840	545,047
Evergy, Inc.	37,462	2,094,500
PPL Corp.	50,350	1,619,760

		4,259,307

Electronic Components - Misc. — 1.0%
Corning, Inc.	76,726	2,670,832

Electronic Components - Semiconductors — 1.7%
Broadcom, Inc.	6,860	1,888,969
Microchip Technology, Inc.#	10,732	932,289
Texas Instruments, Inc.	18,269	1,932,495

		4,753,753

Enterprise Software/Service — 1.8%
Oracle Corp.	94,124	4,906,684

Finance - Credit Card — 1.0%
American Express Co.	13,359	1,439,299
Discover Financial Services	17,680	1,266,065

		2,705,364

Food - Misc./Diversified — 1.9%
Conagra Brands, Inc.#	158,376	3,701,247
Kraft Heinz Co.	18,057	599,312
Mondelez International, Inc., Class A	21,089	994,557

		5,295,116

56

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Gold Mining — 0.5%
Newmont Mining Corp.	41,232	$1,406,836

Instruments - Controls — 1.6%
Honeywell International, Inc.	29,168	4,493,914

Insurance - Multi-line — 4.8%
Assurant, Inc.	13,733	1,414,362
Chubb, Ltd.	16,200	2,169,180
Hartford Financial Services Group, Inc.	131,773	6,504,315
Voya Financial, Inc.	58,832	2,975,134

		13,062,991

Insurance - Property/Casualty — 4.0%
Berkshire Hathaway, Inc., Class B†	53,788	10,827,524

Insurance - Reinsurance — 0.6%
RenaissanceRe Holdings, Ltd.	10,648	1,565,788

Internet Security — 0.4%
Palo Alto Networks, Inc.†	4,288	1,056,006

Investment Management/Advisor Services — 1.6%
Ameriprise Financial, Inc.	15,219	2,003,277
LPL Financial Holdings, Inc.	18,479	1,393,501
Raymond James Financial, Inc.	11,517	951,074

		4,347,852

Machinery - General Industrial — 0.0%
Wabtec Corp.	742	54,332

Medical Instruments — 2.0%
Boston Scientific Corp.†	24,376	977,965
Medtronic PLC	49,403	4,470,972

		5,448,937

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings†	11,786	1,747,157

Medical Products — 1.1%
Abbott Laboratories	38,347	2,976,494

Medical - Biomedical/Gene — 0.8%
Biogen, Inc.†	3,011	987,638
Gilead Sciences, Inc.	19,895	1,293,573

		2,281,211

Medical - Drugs — 5.5%
Bristol-Myers Squibb Co.	18,705	966,301
Johnson & Johnson	17,727	2,422,217
Merck & Co., Inc.	67,757	5,507,967
Novartis AG ADR	11,749	1,071,861
Pfizer, Inc.	113,226	4,908,347

		14,876,693

Medical - HMO — 1.0%
Anthem, Inc.	3,173	954,216
Centene Corp.†	14,828	902,877
Humana, Inc.	3,362	958,305

		2,815,398

Medical - Hospitals — 0.4%
HCA Healthcare, Inc.	6,876	956,039

Metal - Copper — 0.5%
Freeport-McMoRan, Inc.	103,784	1,338,814

Multimedia — 0.5%
Twenty-First Century Fox, Inc., Class B	29,007	1,454,991

Security Description	Shares	Value (Note 2)

Networking Products — 2.5%
Cisco Systems, Inc.	130,997	$6,781,715

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	7,551	592,225

Oil Companies - Exploration & Production — 4.6%
Anadarko Petroleum Corp.	22,733	988,885
Cimarex Energy Co.	12,345	887,729
ConocoPhillips	41,679	2,827,920
Hess Corp.	68,143	3,942,073
Occidental Petroleum Corp.	60,506	4,002,472

		12,649,079

Oil Companies - Integrated — 1.1%
Chevron Corp.	16,834	2,013,010
Royal Dutch Shell PLC, Class A ADR	15,843	985,593

		2,998,603

Oil Refining & Marketing — 3.5%
Marathon Petroleum Corp.	70,811	4,390,990
Phillips 66	45,122	4,347,956
Valero Energy Corp.	10,910	889,820

		9,628,766

Oil - Field Services — 0.9%
Apergy Corp.†	39,367	1,652,627
Schlumberger, Ltd.	18,283	805,549

		2,458,176

Pharmacy Services — 1.0%
Cigna Corp.	5,045	880,050
CVS Health Corp.	32,378	1,872,420

		2,752,470

Real Estate Investment Trusts — 1.5%
Equity Residential	34,923	2,573,476
Public Storage	2,077	439,264
Weyerhaeuser Co.	42,866	1,066,935

		4,079,675

Retail - Discount — 0.3%
Target Corp.	12,852	933,569

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	8,588	611,380

Semiconductor Components - Integrated Circuits — 0.9%
QUALCOMM, Inc.	47,380	2,529,618

Telephone - Integrated — 4.1%
AT&T, Inc.	174,544	5,431,809
Verizon Communications, Inc.	99,848	5,683,348

		11,115,157

Transport - Rail — 0.8%
Union Pacific Corp.	13,221	2,217,162

Transport - Truck — 0.3%
Knight - Swift Transportation Holdings, Inc.#	28,189	947,996

Web Portals/ISP — 1.1%
Alphabet, Inc., Class A†	2,619	2,950,435

Total Common Stocks
(cost $256,228,077)		266,908,531

57

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell 1000 Value ETF (cost $2,005,135)	16,209	$1,999,380

Total Long-Term Investment Securities
(cost $258,233,212)		268,907,911

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Commercial Paper — 1.1%
Credit Agricole Corporate and Investment Bank 2.37% due 03/01/2019 (cost $2,900,000)	$2,900,000	2,899,808

TOTAL INVESTMENTS
(cost $261,133,212)(1)	99.7%	271,807,719
Other assets less liabilities	0.3	829,346

NET ASSETS	100.0%	$272,637,065

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At February 28, 2019, the Fund had loaned securities with a total value of $6,342,048. This was secured by collateral of $6,527,054 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	$42,507
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	6,484,547

(1)	See Note 5 for cost of investments on a tax basis.

ADR— American Depositary Receipt

ETF— Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$266,908,531	$—	$—	$266,908,531
Exchange-Traded Funds	1,999,380	—	—	1,999,380
Short-Term Investment Securities	—	2,899,808	—	2,899,808

Total Investments at Value	$268,907,911	$2,899,808	$—	$271,807,719

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

58

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	6.4%
Commercial Services — Finance	6.3
Banks — Commercial	6.0
Computer Services	5.2
Medical Instruments	4.5
Insurance — Property/Casualty	4.4
Enterprise Software/Service	4.3
Oil Companies — Exploration & Production	2.7
Medical — Drugs	2.6
E-Commerce/Services	2.6
Medical Products	2.3
Machinery — General Industrial	2.2
Commercial Services	2.2
Electronic Measurement Instruments	2.2
Containers — Metal/Glass	2.1
Web Hosting/Design	2.0
Distribution/Wholesale	2.0
Building Products — Air & Heating	1.9
Gas — Distribution	1.8
Apparel Manufacturers	1.7
E-Services/Consulting	1.7
Electronic Components — Semiconductors	1.6
Building — Residential/Commercial	1.3
Lasers — System/Components	1.3
Transport — Rail	1.3
Data Processing/Management	1.2
Airlines	1.1
Hotels/Motels	1.1
Applications Software	1.1
Finance — Auto Loans	1.1
Multimedia	1.1
Disposable Medical Products	1.1
Non-Hazardous Waste Disposal	1.0
Rental Auto/Equipment	1.0
Instruments — Controls	1.0
Telecommunication Equipment	1.0
Machine Tools & Related Products	0.9
Internet Infrastructure Software	0.9
Semiconductor Equipment	0.9
Computer Software	0.9
Auto — Heavy Duty Trucks	0.9
Aerospace/Defense — Equipment	0.9
Banks — Fiduciary	0.8
Therapeutics	0.8
Real Estate Investment Trusts	0.8
Retail — Automobile	0.8
Schools	0.8
E-Commerce/Products	0.7
Containers — Paper/Plastic	0.7
Real Estate Management/Services	0.6
Food — Catering	0.6
Insurance — Reinsurance	0.6
Electric — Integrated	0.6
Registered Investment Companies	0.6
Diagnostic Equipment	0.5
Printing — Commercial	0.5
Audio/Video Products	0.4
Funeral Services & Related Items	0.3
Machinery — Pumps	0.2
Medical — HMO	0.2
Linen Supply & Related Items	0.2

100.5%

*	Calculated as a percentage of net assets

59

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.9%
Aerospace/Defense - Equipment — 0.9%
HEICO Corp., Class A	24,781	$1,982,232

Airlines — 1.1%
JetBlue Airways Corp.†	96,426	1,610,314
Spirit Airlines, Inc.†	18,300	1,029,375

		2,639,689

Apparel Manufacturers — 1.7%
Carter’s, Inc.	23,617	2,301,241
Under Armour, Inc., Class C†#	79,041	1,587,143

		3,888,384

Applications Software — 1.1%
PTC, Inc.†	27,514	2,553,849

Audio/Video Products — 0.4%
Roku, Inc.†	14,416	955,637

Auto - Heavy Duty Trucks — 0.9%
PACCAR, Inc.	29,608	2,007,422

Banks - Commercial — 6.0%
Cullen/Frost Bankers, Inc.#	22,389	2,321,291
First Citizens BancShares, Inc., Class A	3,845	1,678,650
First Republic Bank	27,649	2,902,592
M&T Bank Corp.	15,583	2,696,794
Pinnacle Financial Partners, Inc.	16,345	959,288
Prosperity Bancshares, Inc.#	26,868	2,000,323
South State Corp.	18,673	1,326,530

		13,885,468

Banks - Fiduciary — 0.8%
Northern Trust Corp.	20,852	1,943,406

Building Products - Air & Heating — 1.9%
Lennox International, Inc.	17,431	4,274,953

Building - Residential/Commercial — 1.3%
NVR, Inc.†	1,173	3,073,260

Commercial Services — 2.2%
Cintas Corp.	11,553	2,386,850
CoStar Group, Inc.†	5,899	2,698,969

		5,085,819

Commercial Services - Finance — 6.3%
Global Payments, Inc.	26,244	3,421,693
Total System Services, Inc.	22,585	2,132,024
TransUnion	60,247	3,889,546
WEX, Inc.†	28,628	5,097,502

		14,540,765

Computer Services — 5.2%
EPAM Systems, Inc.†	14,287	2,311,351
Genpact, Ltd.	169,959	5,646,038
Teradata Corp.†	83,550	4,041,313

		11,998,702

Computer Software — 0.9%
Akamai Technologies, Inc.†	30,339	2,113,415

Containers - Metal/Glass — 2.1%
Ball Corp.	66,787	3,658,592
Silgan Holdings, Inc.	39,057	1,105,704

		4,764,296

Containers - Paper/Plastic — 0.7%
Packaging Corp. of America	17,212	1,645,295

Security Description	Shares	Value (Note 2)

Data Processing/Management — 1.2%
Fair Isaac Corp.†	11,254	$2,788,966

Diagnostic Equipment — 0.5%
Repligen Corp.†#	20,220	1,203,494

Disposable Medical Products — 1.1%
STERIS PLC	20,340	2,460,326

Distribution/Wholesale — 2.0%
Fastenal Co.#	37,576	2,365,034
KAR Auction Services, Inc.	45,154	2,129,011

		4,494,045

E-Commerce/Products — 0.7%
Etsy, Inc.†	24,224	1,726,444

E-Commerce/Services — 2.6%
Cargurus, Inc.†#	30,763	1,314,503
GrubHub, Inc.†	1,200	97,896
TripAdvisor, Inc.†	46,215	2,457,252
Zillow Group, Inc., Class A†#	12,440	515,389
Zillow Group, Inc., Class C†#	36,345	1,519,221

		5,904,261

E-Services/Consulting — 1.7%
CDW Corp.	40,738	3,824,891

Electric - Integrated — 0.6%
Black Hills Corp.	18,408	1,306,600

Electronic Components - Semiconductors — 1.6%
Monolithic Power Systems, Inc.	14,938	2,003,335
Silicon Laboratories, Inc.†	22,134	1,793,297

		3,796,632

Electronic Measurement Instruments — 2.2%
Keysight Technologies, Inc.†	31,514	2,660,097
National Instruments Corp.	51,449	2,404,726

		5,064,823

Enterprise Software/Service — 4.3%
Black Knight, Inc.†	32,745	1,710,926
Blackbaud, Inc.	35,083	2,709,811
Guidewire Software, Inc.†	27,995	2,568,262
Veeva Systems, Inc., Class A†	24,099	2,841,513

		9,830,512

Finance - Auto Loans — 1.1%
Credit Acceptance Corp.†#	5,798	2,550,308

Food - Catering — 0.6%
Aramark	45,916	1,391,255

Funeral Services & Related Items — 0.3%
Service Corp. International	17,708	732,049

Gas - Distribution — 1.8%
NiSource, Inc.	36,426	982,774
UGI Corp.	55,666	3,056,063

		4,038,837

Hotels/Motels — 1.1%
Choice Hotels International, Inc.	32,619	2,604,301

Instruments - Controls — 1.0%
Mettler-Toledo International, Inc.†	3,325	2,264,026

Insurance - Property/Casualty — 4.4%
Alleghany Corp.†	2,697	1,734,063
Fidelity National Financial, Inc.	35,123	1,232,466
Markel Corp.†	3,622	3,639,675

60

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty (continued)
White Mountains Insurance Group, Ltd.	1,899	$1,783,902
WR Berkley Corp.	19,564	1,636,724

		10,026,830

Insurance - Reinsurance — 0.6%
Fairfax Financial Holdings, Ltd.	2,723	1,348,164

Internet Infrastructure Software — 0.9%
F5 Networks, Inc.†	12,816	2,154,882

Lasers - System/Components — 1.3%
II-VI, Inc.†#	70,249	2,984,178

Linen Supply & Related Items — 0.2%
UniFirst Corp.	2,403	345,599

Machine Tools & Related Products — 0.9%
Lincoln Electric Holdings, Inc.	25,223	2,179,772

Machinery - General Industrial — 2.2%
IDEX Corp.	25,527	3,678,441
Middleby Corp.†#	11,501	1,409,907

		5,088,348

Machinery - Pumps — 0.2%
Gardner Denver Holdings, Inc.†	18,248	489,959

Medical Instruments — 4.5%
Bio-Techne Corp.	12,181	2,361,896
Integra LifeSciences Holdings Corp.†#	41,027	2,260,177
NuVasive, Inc.†	43,019	2,533,819
Teleflex, Inc.	11,170	3,237,513

		10,393,405

Medical Products — 2.3%
Hill-Rom Holdings, Inc.	23,605	2,503,310
Varian Medical Systems, Inc.†	19,995	2,686,528

		5,189,838

Medical - Biomedical/Gene — 6.4%
Alnylam Pharmaceuticals, Inc.†#	21,790	1,852,150
Bluebird Bio, Inc.†#	15,498	2,405,600
Ionis Pharmaceuticals, Inc.†#	36,679	2,603,842
Sage Therapeutics, Inc.†#	16,771	2,670,782
Seattle Genetics, Inc.†#	41,596	3,089,751
Ultragenyx Pharmaceutical, Inc.†#	33,353	2,139,261

		14,761,386

Medical - Drugs — 2.6%
Aerie Pharmaceuticals, Inc.†#	41,438	1,933,911
Alkermes PLC†#	55,225	1,837,336
PRA Health Sciences, Inc.†	21,119	2,259,311

		6,030,558

Medical - HMO — 0.2%
Molina Healthcare, Inc.†	3,198	430,547

Multimedia — 1.1%
FactSet Research Systems, Inc.#	10,500	2,469,285

Non-Hazardous Waste Disposal — 1.0%
Waste Connections, Inc.	28,764	2,398,918

Oil Companies - Exploration & Production — 2.7%
Diamondback Energy, Inc.	18,054	1,858,298
Encana Corp.	234,614	1,700,952
WPX Energy, Inc.†	215,451	2,658,665

		6,217,915

Security Description	Shares	Value (Note 2)

Printing - Commercial — 0.5%
Cimpress NV†	13,764	$1,135,530

Real Estate Investment Trusts — 0.8%
Equity Commonwealth	57,391	1,873,816

Real Estate Management/Services — 0.6%
Redfin Corp.†#	74,341	1,484,590

Rental Auto/Equipment — 1.0%
AMERCO	6,020	2,315,232

Retail - Automobile — 0.8%
CarMax, Inc.†#	29,159	1,810,774

Schools — 0.8%
2U, Inc.†#	23,635	1,741,899

Semiconductor Equipment — 0.9%
MKS Instruments, Inc.	25,818	2,139,538

Telecommunication Equipment — 1.0%
CommScope Holding Co., Inc.†	96,203	2,242,492

Therapeutics — 0.8%
Agios Pharmaceuticals, Inc.†#	29,051	1,884,538

Transport - Rail — 1.3%
Genesee & Wyoming, Inc., Class A†	36,149	2,964,218

Web Hosting/Design — 2.0%
VeriSign, Inc.†	25,693	4,574,382

Total Long-Term Investment Securities
(cost $205,875,216)		230,010,955

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(2) (cost $1,232,672)	1,232,672	1,232,672

TOTAL INVESTMENTS
(cost $207,107,888)(3)	100.5%	231,243,627
Liabilities in excess of other assets	(0.5)	(1,046,829)

NET ASSETS	100.0%	$230,196,798

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At February 28, 2019, the Fund had loaned securities with a total value of $44,572,459. This was secured by collateral of $1,232,672, which was received in cash and subsequently invested in short-term investments currently valued at $1,232,672 as reported in the Portfolio of Investments. Additional collateral of $44,340,238 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/15/2040 to 12/01/2047	$1,854,937
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2041 to 05/01/2048	1,256,433
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	1,020,424
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	1,626,937
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	38,581,507

(2)	The rate shown is the 7-day yield as of February 28, 2019.
(3)	See Note 5 for cost of investments on a tax basis.

61

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$230,010,955	$—	$—	$230,010,955
Short-Term Investment Securities	1,232,672	—	—	1,232,672

Total Investments at Value	$231,243,627	$—	$—	$231,243,627

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

62

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	10.1%
Electric — Integrated	4.9
Banks — Commercial	4.8
Oil Companies — Exploration & Production	4.8
Banks — Super Regional	3.3
Insurance — Property/Casualty	3.3
Aerospace/Defense — Equipment	2.5
Computer Services	2.2
Insurance — Reinsurance	2.1
Chemicals — Diversified	2.1
Diversified Manufacturing Operations	1.7
Insurance — Life/Health	1.7
Finance — Credit Card	1.5
Insurance — Multi-line	1.5
Registered Investment Companies	1.4
Steel — Producers	1.4
Airlines	1.4
Medical Products	1.4
Medical Labs & Testing Services	1.4
Electronic Parts Distribution	1.4
Finance — Investment Banker/Broker	1.3
Insurance Brokers	1.2
Finance — Consumer Loans	1.1
Gas — Distribution	1.0
Data Processing/Management	1.0
Auto/Truck Parts & Equipment — Original	1.0
Food — Misc./Diversified	0.9
Chemicals — Specialty	0.9
Agricultural Chemicals	0.9
Electronic Components — Semiconductors	0.9
Electric Products — Misc.	0.9
Medical — Wholesale Drug Distribution	0.9
Electronic Measurement Instruments	0.9
Distribution/Wholesale	0.8
Computer Software	0.8
Human Resources	0.8
Computers	0.8
Electronic Components — Misc.	0.8
Building Products — Doors & Windows	0.8
Hazardous Waste Disposal	0.8
Electronic Connectors	0.8
Commercial Services — Finance	0.7
Food — Wholesale/Distribution	0.7
Transport — Rail	0.7
Building & Construction Products — Misc.	0.7
Retail — Apparel/Shoe	0.7
Machinery — Material Handling	0.7
Hotels/Motels	0.7
Batteries/Battery Systems	0.6
Power Converter/Supply Equipment	0.6
Repurchase Agreements	0.6
Medical — Hospitals	0.6
Savings & Loans/Thrifts	0.6
Semiconductor Equipment	0.6
Machine Tools & Related Products	0.6
E-Commerce/Products	0.6
Cellular Telecom	0.5
Oil Refining & Marketing	0.5
Disposable Medical Products	0.5
E-Commerce/Services	0.5
Medical — HMO	0.5
Semiconductor Components — Integrated Circuits	0.5
Cruise Lines	0.5
Industrial Automated/Robotic	0.4
Building — Residential/Commercial	0.4
Office Supplies & Forms	0.4
Entertainment Software	0.4
Metal — Aluminum	0.4
Home Decoration Products	0.4

Beverages — Non-alcoholic	0.4%
Web Hosting/Design	0.4
Containers — Paper/Plastic	0.4
Office Automation & Equipment	0.4
Building Products — Cement	0.4
Lasers — System/Components	0.4
Computers — Memory Devices	0.3
Television	0.3
Applications Software	0.3
Investment Management/Advisor Services	0.3
Transport — Truck	0.3
Building Products — Wood	0.3
Shipbuilding	0.3
Consulting Services	0.3
Building — Heavy Construction	0.3
Oil — Field Services	0.3
Rubber — Tires	0.3
Capacitors	0.3
Medical — Drugs	0.3
Independent Power Producers	0.3
Auto — Heavy Duty Trucks	0.3
Retail — Discount	0.3
Toys	0.3
Medical Instruments	0.3
Finance — Leasing Companies	0.2
Telecom Equipment — Fiber Optics	0.2
Aerospace/Defense	0.2
Cable/Satellite TV	0.2
Banks — Fiduciary	0.2
Dialysis Centers	0.2
Metal Processors & Fabrication	0.2
Food — Meat Products	0.2
Engines — Internal Combustion	0.2
Containers — Metal/Glass	0.2
Rubber/Plastic Products	0.2
Advertising Agencies	0.1
Retail — Major Department Stores	0.1
Commercial Services	0.1

100.1%

*	Calculated as a percentage of net assets

63

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Advertising Agencies — 0.1%
Omnicom Group, Inc.#	15,092	$1,142,464

Aerospace/Defense — 0.2%
Spirit AeroSystems Holdings, Inc., Class A	16,209	1,601,449

Aerospace/Defense - Equipment — 2.5%
Curtiss-Wright Corp.	25,011	3,083,606
Harris Corp.	72,879	12,019,934
Moog, Inc., Class A	43,869	4,121,931

		19,225,471

Agricultural Chemicals — 0.9%
Mosaic Co.	99,362	3,107,050
Nutrien, Ltd.	71,574	3,896,488

		7,003,538

Airlines — 1.4%
Delta Air Lines, Inc.	65,351	3,240,103
JetBlue Airways Corp.†	216,945	3,622,982
Southwest Airlines Co.	67,486	3,781,915

		10,645,000

Applications Software — 0.3%
CDK Global, Inc.	41,291	2,395,291

Auto - Heavy Duty Trucks — 0.3%
PACCAR, Inc.	28,948	1,962,674

Auto/Truck Parts & Equipment - Original — 1.0%
BorgWarner, Inc.	39,879	1,619,486
Lear Corp.	15,439	2,347,809
WABCO Holdings, Inc.†	24,891	3,423,259

		7,390,554

Banks - Commercial — 4.8%
BancorpSouth Bank	95,671	3,117,918
Bank OZK#	82,679	2,711,871
East West Bancorp, Inc.	88,406	4,827,852
First Midwest Bancorp, Inc.	144,126	3,336,517
IBERIABANK Corp.	59,544	4,658,127
Pinnacle Financial Partners, Inc.	29,459	1,728,949
Regions Financial Corp.	230,807	3,785,235
South State Corp.	43,080	3,060,403
Western Alliance Bancorp†	81,695	3,780,027
Zions Bancorporation#	114,488	5,850,337

		36,857,236

Banks - Fiduciary — 0.2%
State Street Corp.	20,429	1,468,232

Banks - Super Regional — 3.3%
Comerica, Inc.	69,548	6,058,326
Fifth Third Bancorp	163,636	4,513,081
Huntington Bancshares, Inc.	387,780	5,587,910
KeyCorp	168,689	2,979,048
SunTrust Banks, Inc.	89,490	5,805,216

		24,943,581

Batteries/Battery Systems — 0.6%
EnerSys	65,625	4,844,437

Beverages - Non-alcoholic — 0.4%
Coca-Cola European Partners PLC	61,918	2,918,815

Building & Construction Products - Misc. — 0.7%
Fortune Brands Home & Security, Inc.	79,233	3,733,459
Owens Corning	33,795	1,687,384

		5,420,843

Security Description	Shares	Value (Note 2)

Building Products - Cement — 0.4%
Buzzi Unicem SpA#	139,822	$2,735,496

Building Products - Doors & Windows — 0.8%
JELD-WEN Holding, Inc.†#	113,685	2,297,574
Sanwa Holdings Corp.	330,626	3,829,347

		6,126,921

Building Products - Wood — 0.3%
Masco Corp.	60,712	2,280,343

Building - Heavy Construction — 0.3%
Granite Construction, Inc.	47,545	2,213,695

Building - Residential/Commercial — 0.4%
Lennar Corp., Class A	70,146	3,365,605

Cable/Satellite TV — 0.2%
Liberty Global PLC, Class C†	59,626	1,513,904

Capacitors — 0.3%
KEMET Corp.	107,567	2,038,395

Cellular Telecom — 0.5%
Millicom International Cellular SA SDR	69,138	4,162,054

Chemicals - Diversified — 2.1%
Celanese Corp.	58,648	5,999,104
FMC Corp.	112,519	10,070,450

		16,069,554

Chemicals - Specialty — 0.9%
Cabot Corp.	95,860	4,493,917
Versum Materials, Inc.	51,436	2,520,364

		7,014,281

Commercial Services — 0.1%
Atento SA†	243,822	970,412

Commercial Services - Finance — 0.7%
Global Payments, Inc.	26,659	3,475,800
Moody’s Corp.	12,307	2,130,588

		5,606,388

Computer Services — 2.2%
Amdocs, Ltd.	103,845	5,770,667
Cognizant Technology Solutions Corp., Class A	13,744	975,549
Leidos Holdings, Inc.	150,989	9,752,379

		16,498,595

Computer Software — 0.8%
SS&C Technologies Holdings, Inc.	103,772	6,390,280

Computers — 0.8%
Hewlett Packard Enterprise Co.	132,726	2,174,052
HP, Inc.	212,305	4,188,778

		6,362,830

Computers - Memory Devices — 0.3%
NetApp, Inc.	24,699	1,610,375
Western Digital Corp.	17,704	890,511

		2,500,886

Consulting Services — 0.3%
Booz Allen Hamilton Holding Corp.	42,121	2,226,516

Containers - Metal/Glass — 0.2%
Crown Holdings, Inc.†	21,285	1,155,563

Containers - Paper/Plastic — 0.4%
Berry Global Group, Inc.†	20,804	1,091,586

64

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Containers - Paper/Plastic (continued)
Graphic Packaging Holding Co.#	137,785	$1,678,221

		2,769,807

Cruise Lines — 0.5%
Norwegian Cruise Line Holdings, Ltd.†	61,889	3,436,696

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc.	47,175	5,101,976
First Data Corp., Class A†	97,349	2,447,354

		7,549,330

Dialysis Centers — 0.2%
DaVita, Inc.†	25,078	1,426,938

Disposable Medical Products — 0.5%
STERIS PLC	34,275	4,145,904

Distribution/Wholesale — 0.8%
HD Supply Holdings, Inc.†	70,950	3,051,559
KAR Auction Services, Inc.	47,412	2,235,476
WESCO International, Inc.†	21,513	1,171,383

		6,458,418

Diversified Manufacturing Operations — 1.7%
Eaton Corp. PLC	46,452	3,705,476
ITT, Inc.	43,228	2,496,849
Parker-Hannifin Corp.	31,766	5,595,898
Textron, Inc.	23,032	1,250,638

		13,048,861

E-Commerce/Products — 0.6%
eBay, Inc.	115,677	4,297,401

E-Commerce/Services — 0.5%
Expedia Group, Inc.	31,614	3,898,322

Electric Products - Misc. — 0.9%
AMETEK, Inc.	83,698	6,660,687

Electric - Integrated — 4.9%
Alliant Energy Corp.	151,227	6,936,783
American Electric Power Co., Inc.	21,300	1,728,495
DTE Energy Co.	36,855	4,553,804
Edison International	27,219	1,630,146
Entergy Corp.	45,903	4,284,127
Evergy, Inc.	83,779	4,684,084
Pinnacle West Capital Corp.	74,206	6,956,070
Xcel Energy, Inc.	120,613	6,616,829

		37,390,338

Electronic Components - Misc. — 0.8%
Flex, Ltd.†	126,981	1,338,380
Gentex Corp.	53,586	1,089,939
Sensata Technologies Holding PLC†	73,205	3,713,690

		6,142,009

Electronic Components - Semiconductors — 0.9%
Qorvo, Inc.†	40,826	2,863,536
Silicon Motion Technology Corp. ADR	97,441	4,002,876

		6,866,412

Electronic Connectors — 0.8%
TE Connectivity, Ltd.	72,518	5,953,003

Electronic Measurement Instruments — 0.9%
Itron, Inc.†	74,425	3,945,269
Keysight Technologies, Inc.†	30,323	2,559,565

		6,504,834

Security Description	Shares	Value (Note 2)

Electronic Parts Distribution — 1.4%
Arrow Electronics, Inc.†	132,108	$10,529,008

Engines - Internal Combustion — 0.2%
Cummins, Inc.	8,341	1,285,265

Entertainment Software — 0.4%
Activision Blizzard, Inc.	34,244	1,443,042
NetEase, Inc. ADR	7,995	1,784,644

		3,227,686

Finance - Consumer Loans — 1.1%
Navient Corp.	107,763	1,316,864
SLM Corp.	528,196	5,836,566
Synchrony Financial	46,058	1,501,951

		8,655,381

Finance - Credit Card — 1.5%
Alliance Data Systems Corp.	11,496	1,988,808
Discover Financial Services	135,382	9,694,705

		11,683,513

Finance - Investment Banker/Broker — 1.3%
E*TRADE Financial Corp.	78,478	3,844,637
TD Ameritrade Holding Corp.	113,671	6,403,088

		10,247,725

Finance - Leasing Companies — 0.2%
Air Lease Corp.	45,853	1,713,068

Food - Meat Products — 0.2%
Tyson Foods, Inc., Class A	21,200	1,307,192

Food - Misc./Diversified — 0.9%
Ingredion, Inc.	19,045	1,760,710
Nomad Foods, Ltd.†	124,994	2,512,380
Post Holdings, Inc.†	27,766	2,828,800

		7,101,890

Food - Wholesale/Distribution — 0.7%
US Foods Holding Corp.†	156,456	5,513,509

Gas - Distribution — 1.0%
UGI Corp.	143,225	7,863,052

Hazardous Waste Disposal — 0.8%
Clean Harbors, Inc.†	88,757	6,035,476

Home Decoration Products — 0.4%
Newell Brands, Inc.#	181,556	2,946,654

Hotels/Motels — 0.7%
Wyndham Destinations, Inc.	43,011	1,936,786
Wyndham Hotels & Resorts, Inc.	59,211	3,112,722

		5,049,508

Human Resources — 0.8%
ManpowerGroup, Inc.	23,534	1,982,739
Robert Half International, Inc.	64,520	4,399,619

		6,382,358

Independent Power Producers — 0.3%
Vistra Energy Corp.†	75,931	1,977,243

Industrial Automated/Robotic — 0.4%
Ichor Holdings, Ltd.†#	163,155	3,421,360

Insurance Brokers — 1.2%
Aon PLC	38,556	6,613,511
Marsh & McLennan Cos., Inc.	26,663	2,480,192

		9,093,703

65

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Life/Health — 1.7%
Aflac, Inc.	30,141	$1,481,129
CNO Financial Group, Inc.	292,047	4,973,560
Torchmark Corp.	19,828	1,637,000
Unum Group	120,331	4,495,566

		12,587,255

Insurance - Multi-line — 1.5%
Allstate Corp.	43,898	4,143,093
Assurant, Inc.	48,714	5,017,055
Loews Corp.	45,395	2,161,710

		11,321,858

Insurance - Property/Casualty — 3.3%
Alleghany Corp.†	12,638	8,125,728
Hanover Insurance Group, Inc.	44,809	5,319,276
Lancashire Holdings, Ltd.	525,448	4,617,147
Travelers Cos., Inc.	19,758	2,626,036
WR Berkley Corp.	49,853	4,170,702

		24,858,889

Insurance - Reinsurance — 2.1%
Everest Re Group, Ltd.	18,259	4,128,542
Reinsurance Group of America, Inc.	84,161	12,160,423

		16,288,965

Investment Management/Advisor Services — 0.3%
Raymond James Financial, Inc.	27,918	2,305,468

Lasers - System/Components — 0.4%
Coherent, Inc.†#	20,524	2,731,334

Machine Tools & Related Products — 0.6%
Milacron Holdings Corp.†	307,323	4,299,449

Machinery - Material Handling — 0.7%
Dover Corp.	56,481	5,113,225

Medical Instruments — 0.3%
Boston Scientific Corp.†	48,127	1,930,855

Medical Labs & Testing Services — 1.4%
ICON PLC†	24,693	3,456,526
IQVIA Holdings, Inc.†	27,149	3,803,575
Laboratory Corp. of America Holdings†	22,109	3,277,438

		10,537,539

Medical Products — 1.4%
Henry Schein, Inc.†	23,551	1,396,574
Hill-Rom Holdings, Inc.	55,937	5,932,119
Zimmer Biomet Holdings, Inc.	26,571	3,297,993

		10,626,686

Medical - Drugs — 0.3%
Jazz Pharmaceuticals PLC†	14,502	2,030,715

Medical - HMO — 0.5%
Centene Corp.†	50,608	3,081,521
Humana, Inc.	2,606	742,814

		3,824,335

Medical - Hospitals — 0.6%
Acadia Healthcare Co., Inc.†#	62,852	1,652,379
Universal Health Services, Inc., Class B	21,075	2,925,842

		4,578,221

Medical - Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	32,580	2,713,914
McKesson Corp.	30,772	3,912,968

		6,626,882

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication — 0.2%
Timken Co.	32,775	$1,422,107

Metal - Aluminum — 0.4%
Alcoa Corp.†	106,460	3,140,570

Office Automation & Equipment — 0.4%
Xerox Corp.	88,649	2,739,254

Office Supplies & Forms — 0.4%
Avery Dennison Corp.	30,267	3,270,047

Oil Companies - Exploration & Production — 4.8%
Canadian Natural Resources, Ltd.	53,540	1,520,536
Cimarex Energy Co.	46,996	3,379,482
Diamondback Energy, Inc.	130,560	13,438,541
Encana Corp.	696,466	5,049,379
Laredo Petroleum, Inc.†	310,973	1,066,637
Noble Energy, Inc.	130,162	2,883,088
Pioneer Natural Resources Co.	27,048	3,812,416
Viper Energy Partners LP	74,524	2,452,585
WPX Energy, Inc.†	219,836	2,712,776

		36,315,440

Oil Refining & Marketing — 0.5%
Delek US Holdings, Inc.	52,799	1,868,029
Marathon Petroleum Corp.	36,916	2,289,161

		4,157,190

Oil - Field Services — 0.3%
Apergy Corp.†	51,449	2,159,829

Power Converter/Supply Equipment — 0.6%
Hubbell, Inc.	39,381	4,648,927

Real Estate Investment Trusts — 10.1%
American Assets Trust, Inc.	45,241	1,965,269
American Homes 4 Rent, Class A	66,611	1,454,784
Boston Properties, Inc.	51,831	6,877,456
Brixmor Property Group, Inc.	298,468	5,211,251
Corporate Office Properties Trust	181,474	4,716,509
Douglas Emmett, Inc.	108,782	4,198,985
Duke Realty Corp.	118,966	3,517,825
Equity LifeStyle Properties, Inc.	28,550	3,101,672
Equity Residential	67,684	4,987,634
Kilroy Realty Corp.	25,538	1,882,406
Life Storage, Inc.	31,678	3,091,773
Park Hotels & Resorts, Inc.	162,079	5,063,348
Physicians Realty Trust	279,464	5,049,915
Prologis, Inc.	45,972	3,220,798
PS Business Parks, Inc.	30,025	4,418,779
Regency Centers Corp.	61,789	4,031,732
Retail Properties of America, Inc., Class A	124,823	1,555,295
SL Green Realty Corp.	60,328	5,472,956
STORE Capital Corp.	220,196	7,149,764

		76,968,151

Retail - Apparel/Shoe — 0.7%
Caleres, Inc.	102,765	3,195,992
Ross Stores, Inc.	21,840	2,071,087

		5,267,079

Retail - Discount — 0.3%
Dollar Tree, Inc.†	20,315	1,956,944

Retail - Major Department Stores — 0.1%
Nordstrom, Inc.#	22,937	1,084,461

Rubber - Tires — 0.3%
Goodyear Tire & Rubber Co.	107,430	2,124,965

66

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Rubber/Plastic Products — 0.2%
Trinseo SA	22,935	$1,151,108

Savings & Loans/Thrifts — 0.6%
Sterling Bancorp	218,830	4,448,814

Semiconductor Components - Integrated Circuits — 0.5%
Marvell Technology Group, Ltd.	184,684	3,684,446

Semiconductor Equipment — 0.6%
Axcelis Technologies, Inc.†	124,553	2,618,104
KLA-Tencor Corp.	15,103	1,744,246

		4,362,350

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	10,711	2,242,990

Steel - Producers — 1.4%
Carpenter Technology Corp.	65,389	3,069,360
Commercial Metals Co.	137,088	2,268,806
Reliance Steel & Aluminum Co.	59,806	5,337,686

		10,675,852

Telecom Equipment - Fiber Optics — 0.2%
Acacia Communications, Inc.†	30,321	1,617,625

Television — 0.3%
TEGNA, Inc.	187,306	2,466,820

Toys — 0.3%
Hasbro, Inc.#	23,004	1,953,040

Transport - Rail — 0.7%
Genesee & Wyoming, Inc., Class A†	66,188	5,427,416

Transport - Truck — 0.3%
Knight-Swift Transportation Holdings, Inc.#	67,840	2,281,459

Web Hosting/Design — 0.4%
VeriSign, Inc.†	16,080	2,862,884

Total Long-Term Investment Securities
(cost $691,869,184)		745,725,298

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
State Street Institutional Liquid Reserves Fund, Administration Class 2.10%(3)	9,527,130	9,528,082

Security Description	Shares/ Principal Amount	Value (Note 2)

Registered Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(3)	1,417,878	$1,417,878

Total Short-Term Investment Securities
(cost $10,945,960)		10,945,960

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount of $4,623,064 collateralized by $4,840,000 of United States Treasury Notes, bearing interest at 1.88% due 01/31/2022 and having an approximate value of $4,764,070 (cost $4,623,000)	$4,623,000	4,623,000

TOTAL INVESTMENTS
(cost $707,438,144)(2)	100.1%	761,294,258
Liabilities in excess of other assets	(0.1)	(798,650)

NET ASSETS	100.0%	$760,495,608

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)

At February 28, 2019, the Fund had loaned securities with a total value of $19,769,233. This was secured by collateral of $1,417,878, which was received in cash and subsequently invested in short-term investments currently value at $1,417,878 as reported in the portfolio of investments. The remaining collateral of $19,084,895 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	$879,749
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	18,205,146

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of February 28, 2019.

ADR—American Depositary Receipt

SDR—Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$745,725,298	$—	$—	$745,725,298
Short-Term Investment Securities	10,945,960	—	—	10,945,960
Repurchase Agreements	—	4,623,000	—	4,623,000

Total Investments at Value	$756,671,258	$4,623,000	$—	$761,294,258

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

67

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	48.2%
Domestic Fixed Income Investment Companies	35.4
International Equity Investment Companies	10.1
International Fixed Income Investment Companies	3.4
Real Estate Investment Companies	2.9

100.0%

*	Calculated as a percentage of net assets

68

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 48.2%
VALIC Co. I Blue Chip Growth Fund	344,842	$7,534,798
VALIC Co. I Dividend Value Fund	3,787,660	48,671,436
VALIC Co. I Large Cap Core Fund	766,716	9,254,257
VALIC Co. I Large Capital Growth Fund	416,753	6,876,418
VALIC Co. I Mid Cap Index Fund	1,029,369	28,606,161
VALIC Co. I Mid Cap Strategic Growth Fund	645,314	10,847,731
VALIC Co. I Nasdaq-100 Index Fund	1,915,724	27,375,700
VALIC Co. I Science & Technology Fund	1,260,457	40,284,221
VALIC Co. I Small Cap Index Fund	330,822	7,337,639
VALIC Co. I Small Cap Special Values Fund	1,049,218	14,269,368
VALIC Co. I Stock Index Fund	2,067,714	85,024,393
VALIC Co. I Value Fund	1,030,982	18,702,012
VALIC Co. II Capital Appreciation Fund	1,322,330	25,401,965
VALIC Co. II Large Cap Value Fund	2,416,653	52,199,695
VALIC Co. II Mid Cap Growth Fund	1,040,371	10,715,826
VALIC Co. II Mid Cap Value Fund	1,264,399	26,413,288
VALIC Co. II Small Cap Growth Fund	388,733	8,497,706
VALIC Co. II Small Cap Value Fund	1,380,220	19,612,932

Total Domestic Equity Investment Companies
(cost $415,660,953)		447,625,546

Domestic Fixed Income Investment Companies — 35.4%
VALIC Co. I Capital Conservation Fund	3,080,448	30,095,982
VALIC Co. I Government Securities Fund	1,215,480	12,713,924
VALIC Co. I Inflation Protected Fund	3,529,464	38,647,634
VALIC Co. II Core Bond Fund	7,180,115	78,478,652
VALIC Co. II High Yield Bond Fund	6,300,162	48,385,242
VALIC Co. II Strategic Bond Fund	10,856,150	120,611,828

Total Domestic Fixed Income Investment Companies
(cost $327,436,265)		328,933,262

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 10.1%
VALIC Co. I Emerging Economies Fund	3,605,328	$29,671,852
VALIC Co. I Foreign Value Fund	2,620,576	25,838,881
VALIC Co. I International Equities Index Fund	1,480,885	10,469,855
VALIC Co. I International Growth Fund	429,157	6,192,730
VALIC Co. II International Opportunities Fund	1,114,280	21,360,751

Total International Equity Investment Companies
(cost $93,875,446)		93,534,069

International Fixed Income Investment Companies — 3.4%
VALIC Co. I International Government Bond Fund
(cost $31,942,701)	2,716,853	32,004,531

Real Estate Investment Companies — 2.9%
VALIC Co. I Global Real Estate Fund
(cost $26,347,106)	3,344,659	26,790,719

TOTAL INVESTMENTS
(cost $895,262,471)(2)	100.0%	928,888,127
Liabilities in excess of other assets	(0.0)	(138,789)

NET ASSETS	100.0%	$928,749,338

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com

(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$928,888,127	$—	$—	$928,888,127

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

69

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	9.2%
Medical — Drugs	6.0
Enterprise Software/Service	4.7
Computer Software	3.3
Electronic Components — Semiconductors	2.8
Semiconductor Equipment	2.7
Internet Application Software	2.6
Distribution/Wholesale	2.6
Retail — Automobile	2.2
Building & Construction Products — Misc.	2.2
Applications Software	2.0
Medical Products	1.9
Internet Security	1.9
Schools	1.8
Registered Investment Companies	1.8
Non-Hazardous Waste Disposal	1.8
Retail — Discount	1.7
Food — Wholesale/Distribution	1.7
Footwear & Related Apparel	1.6
Banks — Commercial	1.5
Retail — Vision Service Center	1.5
Medical Labs & Testing Services	1.5
Casino Hotels	1.4
Television	1.4
Medical — Outpatient/Home Medical	1.3
Finance — Investment Banker/Broker	1.3
Diversified Manufacturing Operations	1.2
Building Products — Air & Heating	1.2
E-Commerce/Products	1.2
Transport — Truck	1.1
Miscellaneous Manufacturing	1.1
Internet Telephone	1.0
Retail — Restaurants	1.0
Machinery — General Industrial	1.0
Telecom Equipment — Fiber Optics	1.0
Medical Instruments	1.0
Steel Pipe & Tube	1.0
Recreational Centers	1.0
Real Estate Investment Trusts	1.0
Electric Products — Misc.	1.0
Patient Monitoring Equipment	1.0
Gambling (Non-Hotel)	1.0
Publishing — Newspapers	1.0
Advanced Materials	0.9
Chemicals — Specialty	0.9
Drug Delivery Systems	0.9
Web Hosting/Design	0.9
Telecommunication Equipment	0.9
Retail — Pet Food & Supplies	0.8
Retail — Misc./Diversified	0.8
Machinery — Pumps	0.8
Machinery — Construction & Mining	0.8
Entertainment Software	0.8
Aerospace/Defense — Equipment	0.8
Therapeutics	0.8
Aerospace/Defense	0.8
Building — Mobile Home/Manufactured Housing	0.6
Educational Software	0.6
Transport — Marine	0.6
Real Estate Management/Services	0.6
Beverages — Non-alcoholic	0.6
Oil Companies — Exploration & Production	0.5
Investment Companies	0.5
Computer Services	0.5
Building — Residential/Commercial	0.5
Retail — Floor Coverings	0.5
Medical — Hospitals	0.4
Computers	0.4
Savings & Loans/Thrifts	0.4

E-Commerce/Services	0.4
Diagnostic Equipment	0.2

100.4%

*	Calculated as a percentage of net assets

70

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Advanced Materials — 0.9%
Hexcel Corp.	26,101	$1,882,926

Aerospace/Defense — 0.8%
MSA Safety, Inc.	15,090	1,560,155

Aerospace/Defense - Equipment — 0.8%
HEICO Corp.	17,409	1,631,746

Applications Software — 2.0%
HubSpot, Inc.†	13,717	2,309,668
Smartsheet, Inc., Class A†#	45,765	1,750,054

		4,059,722

Banks - Commercial — 1.5%
First Financial Bankshares, Inc.	9,377	608,098
Signature Bank	10,297	1,397,921
Webster Financial Corp.	18,635	1,070,022

		3,076,041

Beverages - Non-alcoholic — 0.6%
Primo Water Corp.†	74,368	1,090,979

Building & Construction Products - Misc. — 2.2%
Simpson Manufacturing Co., Inc.	17,151	1,027,859
Trex Co., Inc.†	44,129	3,307,469

		4,335,328

Building Products - Air & Heating — 1.2%
Lennox International, Inc.	9,747	2,390,452

Building - Mobile Home/Manufactured Housing — 0.6%
Winnebago Industries, Inc.#	39,267	1,281,282

Building - Residential/Commercial — 0.5%
TRI Pointe Group, Inc.†#	72,448	912,845

Casino Hotels — 1.4%
Boyd Gaming Corp.	95,615	2,845,502

Chemicals - Specialty — 0.9%
Ferro Corp.†	95,819	1,857,930

Computer Services — 0.5%
Elastic NV†	10,601	960,027

Computer Software — 3.3%
Cloudera, Inc.†	142,934	2,082,548
Envestnet, Inc.†	62,775	3,829,903
MongoDB, Inc.†#	7,063	717,318

		6,629,769

Computers — 0.4%
Nutanix, Inc., Class A†	17,214	862,249

Diagnostic Equipment — 0.2%
GenMark Diagnostics, Inc.†#	56,810	436,869

Distribution/Wholesale — 2.6%
H&E Equipment Services, Inc.	48,003	1,382,007
Pool Corp.	15,589	2,487,069
SiteOne Landscape Supply, Inc.†#	26,044	1,398,823

		5,267,899

Diversified Manufacturing Operations — 1.2%
ITT, Inc.	42,266	2,441,284

Drug Delivery Systems — 0.9%
Heron Therapeutics, Inc.†#	28,872	764,242
Revance Therapeutics, Inc.†	62,447	1,057,852

		1,822,094

E-Commerce/Products — 1.2%
Etsy, Inc.†	13,690	975,686

Security Description	Shares	Value (Note 2)

E-Commerce/Products (continued)
Farfetch, Ltd., Class A†	57,541	$1,409,755

		2,385,441

E-Commerce/Services — 0.4%
GrubHub, Inc.†#	9,126	744,499

Educational Software — 0.6%
Instructure, Inc.†#	25,241	1,179,512

Electric Products - Misc. — 1.0%
Littelfuse, Inc.	10,167	1,963,146

Electronic Components - Semiconductors — 2.8%
Inphi Corp.†#	69,378	2,998,517
Monolithic Power Systems, Inc.	18,906	2,535,484

		5,534,001

Enterprise Software/Service — 4.7%
Evolent Health, Inc., Class A†#	96,820	1,277,056
ManTech International Corp., Class A	22,082	1,200,157
New Relic, Inc.†	8,122	858,901
Paycom Software, Inc.†#	10,726	1,949,236
Pluralsight, Inc., Class A†#	50,858	1,653,393
SailPoint Technologies Holding, Inc.†	77,765	2,398,273

		9,337,016

Entertainment Software — 0.8%
Glu Mobile, Inc.†	182,647	1,640,170

Finance - Investment Banker/Broker — 1.3%
Evercore, Inc., Class A	27,608	2,542,697

Food - Wholesale/Distribution — 1.7%
Performance Food Group Co.†	86,698	3,340,474

Footwear & Related Apparel — 1.6%
Wolverine World Wide, Inc.	89,208	3,190,078

Gambling (Non-Hotel) — 1.0%
Red Rock Resorts, Inc., Class A	68,239	1,918,881

Internet Application Software — 2.6%
Anaplan, Inc.†#	40,483	1,518,517
Okta, Inc.†	18,443	1,565,442
Zendesk, Inc.†	28,051	2,216,590

		5,300,549

Internet Security — 1.9%
Proofpoint, Inc.†	18,831	2,223,753
Zscaler, Inc.†#	30,385	1,509,527

		3,733,280

Internet Telephone — 1.0%
RingCentral, Inc., Class A†	19,813	2,086,111

Investment Companies — 0.5%
PennantPark Investment Corp.	136,539	973,523

Machinery - Construction & Mining — 0.8%
Oshkosh Corp.	21,615	1,681,863

Machinery - General Industrial — 1.0%
Applied Industrial Technologies, Inc.	35,562	2,067,575

Machinery - Pumps — 0.8%
Graco, Inc.	35,859	1,683,939

Medical Instruments — 1.0%
LivaNova PLC†	16,976	1,582,163
TransEnterix, Inc.†#	170,747	425,160

		2,007,323

71

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Labs & Testing Services — 1.5%
Teladoc Health, Inc.†#	46,206	$2,973,818

Medical Products — 1.9%
iRhythm Technologies, Inc.†	26,350	2,524,066
Nevro Corp.†	27,900	1,285,353

		3,809,419

Medical - Biomedical/Gene — 9.2%
ACADIA Pharmaceuticals, Inc.†#	23,191	614,562
Adverum Biotechnologies, Inc.†#	139,507	565,003
Atara Biotherapeutics, Inc.†#	41,351	1,480,779
Avrobio, Inc.†#	41,143	685,442
Biohaven Pharmaceutical Holding Co., Ltd.†#	40,871	1,797,507
Exact Sciences Corp.†#	18,584	1,691,144
FibroGen, Inc.†	31,996	1,849,369
Halozyme Therapeutics, Inc.†#	120,344	2,075,934
Homology Medicines, Inc.†#	50,966	1,502,478
Intercept Pharmaceuticals, Inc.†#	7,451	743,163
REGENXBIO, Inc.†#	27,086	1,401,159
Rubius Therapeutics, Inc.†	25,131	399,080
Sage Therapeutics, Inc.†#	6,966	1,109,335
Spark Therapeutics, Inc.†#	14,753	1,671,515
Twist Bioscience Corp.†#	37,512	816,636

		18,403,106

Medical - Drugs — 6.0%
Array BioPharma, Inc.†#	50,137	1,150,143
Bellicum Pharmaceuticals, Inc.†	95,512	306,594
Clementia Pharmaceuticals, Inc.†	70,624	1,824,218
Coherus Biosciences, Inc.†#	112,839	1,618,111
Global Blood Therapeutics, Inc.†#	9,812	515,130
Horizon Pharma PLC†	97,192	2,819,540
Nektar Therapeutics†	16,168	655,451
Optinose, Inc.†#	63,165	468,684
TherapeuticsMD, Inc.†#	274,346	1,569,259
Tricida, Inc.†#	42,908	992,462

		11,919,592

Medical - Hospitals — 0.4%
Acadia Healthcare Co., Inc.†#	33,151	871,540

Medical - Outpatient/Home Medical — 1.3%
Amedisys, Inc.†	20,888	2,596,378

Miscellaneous Manufacturing — 1.1%
John Bean Technologies Corp.	22,608	2,118,370

Non-Hazardous Waste Disposal — 1.8%
Advanced Disposal Services, Inc.†	134,485	3,566,542

Oil Companies - Exploration & Production — 0.5%
Centennial Resource Development, Inc., Class A†#	109,553	993,646

Patient Monitoring Equipment — 1.0%
Insulet Corp.†#	20,785	1,951,919

Publishing - Newspapers — 1.0%
New York Times Co., Class A#	58,292	1,914,892

Real Estate Investment Trusts — 1.0%
CubeSmart	31,697	971,196
Highwoods Properties, Inc.	22,025	1,019,978

		1,991,174

Real Estate Management/Services — 0.6%
RE/MAX Holdings, Inc., Class A	28,331	1,111,425

Recreational Centers — 1.0%
Planet Fitness, Inc., Class A†	34,048	2,001,341

Security Description	Shares	Value (Note 2)

Retail - Automobile — 2.2%
Lithia Motors, Inc., Class A#	20,607	$1,860,194
Rush Enterprises, Inc., Class A	62,627	2,625,324

		4,485,518

Retail - Discount — 1.7%
Ollie’s Bargain Outlet Holdings, Inc.†	39,295	3,466,605

Retail - Floor Coverings — 0.5%
Floor & Decor Holdings, Inc., Class A†#	24,051	894,216

Retail - Misc./Diversified — 0.8%
Hudson, Ltd., Class A†	113,460	1,690,554

Retail - Pet Food & Supplies — 0.8%
Freshpet, Inc.†	41,052	1,692,163

Retail - Restaurants — 1.0%
Texas Roadhouse, Inc.	32,845	2,079,417

Retail - Vision Service Center — 1.5%
National Vision Holdings, Inc.†	91,184	3,063,782

Savings & Loans/Thrifts — 0.4%
Axos Financial, Inc.†	26,215	846,220

Schools — 1.8%
2U, Inc.†#	19,062	1,404,869
Bright Horizons Family Solutions, Inc.†	18,431	2,285,444

		3,690,313

Semiconductor Equipment — 2.7%
Entegris, Inc.#	87,620	3,095,615
MKS Instruments, Inc.	28,673	2,376,131

		5,471,746

Steel Pipe & Tube — 1.0%
Advanced Drainage Systems, Inc.	78,921	2,006,172

Telecom Equipment - Fiber Optics — 1.0%
Ciena Corp.†	47,771	2,037,911

Telecommunication Equipment — 0.9%
Quantenna Communications, Inc.†	99,258	1,801,533

Television — 1.4%
World Wrestling Entertainment, Inc., Class A#	32,287	2,702,422

Therapeutics — 0.8%
G1 Therapeutics, Inc.†#	31,647	584,204
Portola Pharmaceuticals, Inc.†#	31,968	981,737

		1,565,941

Transport - Marine — 0.6%
Kirby Corp.†	15,262	1,132,746

Transport - Truck — 1.1%
Saia, Inc.†	34,332	2,271,405

Web Hosting/Design — 0.9%
Wix.com, Ltd.†	16,553	1,808,415

Total Long-Term Investment Securities
(cost $173,094,654)		197,585,418

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(2) (cost $3,650,424)	3,650,424	3,650,424

TOTAL INVESTMENTS
(cost $176,745,078)(3)	100.4%	201,235,842
Liabilities in excess of other assets	(0.4)	(752,914)

NET ASSETS	100.0%	$200,482,928

72

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At February 28, 2019, the Fund had loaned securities with a total value of $42,011,720. This was secured by collateral of $3,650,424, which was received in cash and subsequently invested in short-term investments currently valued at $3,650,424 as reported in the Portfolio of Investments. Additional collateral of $39,918,823 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/15/2040 to 12/01/2047	$365,799
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2041 to 05/01/2048	247,772
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	201,231
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	760,931
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	38,343,090

(2)	The rate shown is the 7-day yield as of February 28, 2019.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$197,585,418	$—	$—	$197,585,418
Short-Term Investment Securities	3,650,424	—	—	3,650,424

Total Investments at Value	$201,235,842	$—	$—	$201,235,842

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

73

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited)

Industry Allocation*

Banks — Commercial	15.1%
Real Estate Investment Trusts	12.6
Savings & Loans/Thrifts	3.4
Repurchase Agreements	2.8
Electronic Components — Semiconductors	2.2
Auto/Truck Parts & Equipment — Original	1.9
Gas — Distribution	1.8
Oil — Field Services	1.7
Coal	1.6
Electric — Integrated	1.6
Consulting Services	1.6
Insurance — Life/Health	1.5
Electronic Components — Misc.	1.5
Computer Services	1.4
Registered Investment Companies	1.3
Electronic Parts Distribution	1.3
Medical — Biomedical/Gene	1.2
Building — Residential/Commercial	1.2
Transport — Truck	1.2
Medical — HMO	1.1
Financial Guarantee Insurance	1.1
Independent Power Producers	1.1
Retail — Apparel/Shoe	1.1
Oil Companies — Exploration & Production	1.1
Electric — Distribution	1.1
Insurance — Property/Casualty	1.1
Medical — Drugs	1.1
Building & Construction — Misc.	1.1
Distribution/Wholesale	1.0
Paper & Related Products	1.0
Human Resources	0.9
Energy — Alternate Sources	0.9
Consumer Products — Misc.	0.8
Diversified Manufacturing Operations	0.8
Engineering/R&D Services	0.8
E-Commerce/Services	0.8
Office Supplies & Forms	0.8
Investment Management/Advisor Services	0.7
Retail — Restaurants	0.7
Enterprise Software/Service	0.7
Oil Refining & Marketing	0.7
Schools	0.7
Rubber/Plastic Products	0.6
Dental Supplies & Equipment	0.6
Insurance — Reinsurance	0.6
Semiconductor Components — Integrated Circuits	0.6
Semiconductor Equipment	0.6
Retail — Office Supplies	0.6
Retail — Misc./Diversified	0.6
Publishing — Newspapers	0.5
Aerospace/Defense — Equipment	0.5
Networking Products	0.5
Medical — Generic Drugs	0.5
Building — Maintenance & Services	0.5
Auto — Truck Trailers	0.5
Metal Processors & Fabrication	0.4
Retail — Sporting Goods	0.4
Cosmetics & Toiletries	0.4
Food — Misc./Diversified	0.4
Television	0.4
Printing — Commercial	0.4
Medical — Wholesale Drug Distribution	0.4
Building — Heavy Construction	0.4
Airlines	0.3
Transport — Marine	0.3
Telecom Equipment — Fiber Optics	0.3
Retail — Bookstores	0.3
Apparel Manufacturers	0.3
Building & Construction Products — Misc.	0.3
Racetracks	0.3

Transactional Software	0.3
Metal Products — Distribution	0.3
Retail — Drug Store	0.3
Commercial Services — Finance	0.3
Finance — Investment Banker/Broker	0.3
Computers — Integrated Systems	0.3
Food — Wholesale/Distribution	0.3
Audio/Video Products	0.3
Finance — Mortgage Loan/Banker	0.2
Retail — Discount	0.2
Building Products — Wood	0.2
Publishing — Books	0.2
Communications Software	0.2
Electric — Generation	0.2
Machinery — Farming	0.2
Retail — Automobile	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Machinery — General Industrial	0.2
Computers — Other	0.2
Chemicals — Specialty	0.2
E-Services/Consulting	0.2
Electronic Measurement Instruments	0.2
Medical Information Systems	0.2
Dialysis Centers	0.2
Wireless Equipment	0.2
Rental Auto/Equipment	0.2
Oil & Gas Drilling	0.2
Retail — Jewelry	0.2
Water	0.2
Finance — Consumer Loans	0.2
Medical — Hospitals	0.2
Computer Software	0.1
Data Processing/Management	0.1
Transport — Services	0.1
Industrial Automated/Robotic	0.1
Steel — Producers	0.1
Broadcast Services/Program	0.1
Telephone — Integrated	0.1
Telecommunication Equipment	0.1
Capacitors	0.1
Retail — Appliances	0.1
Multimedia	0.1
Telecom Services	0.1
Power Converter/Supply Equipment	0.1
Banks — Mortgage	0.1
Travel Services	0.1
E-Marketing/Info	0.1
Internet Content — Entertainment	0.1
Medical Instruments	0.1
Machinery — Pumps	0.1
Linen Supply & Related Items	0.1
Oil Field Machinery & Equipment	0.1
Insurance — Multi-line	0.1
Medical Labs & Testing Services	0.1
Commercial Services	0.1
Metal — Iron	0.1
Tobacco	0.1
Cable/Satellite TV	0.1
Retirement/Aged Care	0.1
Machine Tools & Related Products	0.1
Machinery — Construction & Mining	0.1
Home Furnishings	0.1
Appliances	0.1
Containers — Paper/Plastic	0.1
Finance — Commercial	0.1
Disposable Medical Products	0.1
Hotels/Motels	0.1

101.2%

*	Calculated as a percentage of net assets

74

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.1%
Aerospace/Defense - Equipment — 0.5%
Moog, Inc., Class A	21,600	$2,029,536

Airlines — 0.3%
SkyWest, Inc.	25,000	1,351,000

Apparel Manufacturers — 0.3%
Deckers Outdoor Corp.†	8,400	1,242,780

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A#	10,200	247,554

Audio/Video Products — 0.3%
Sonos, Inc.†	96,100	992,713

Auto - Truck Trailers — 0.5%
Wabash National Corp.	128,300	1,903,972

Auto/Truck Parts & Equipment - Original — 1.9%
American Axle & Manufacturing Holdings, Inc.†#	27,400	441,140
Cooper - Standard Holdings, Inc.†	14,600	877,606
Dana, Inc.	53,600	1,058,600
Meritor, Inc.†	63,900	1,423,692
Methode Electronics, Inc.	9,300	260,958
Modine Manufacturing Co.†	4,900	73,647
Tenneco, Inc., Class A	83,000	2,871,800
Tower International, Inc.	14,100	361,665

		7,369,108

Auto/Truck Parts & Equipment - Replacement — 0.2%
Douglas Dynamics, Inc.	18,900	797,202

Banks - Commercial — 15.1%
1st Source Corp.	14,920	709,446
Allegiance Bancshares, Inc.†	4,000	153,040
American National Bankshares, Inc.	800	28,640
BancFirst Corp.	15,680	884,038
Bancorp, Inc.†	75,100	681,157
BancorpSouth Bank	9,700	316,123
Bank of Commerce Holdings	3,000	34,050
Bank of Marin Bancorp	1,000	44,500
Banner Corp.	23,900	1,484,907
Bryn Mawr Bank Corp.	3,900	158,964
Cadence BanCorp	2,100	41,979
Cathay General Bancorp	32,390	1,258,028
CenterState Bank Corp.	7,113	188,210
Central Pacific Financial Corp.	56,000	1,634,080
Central Valley Community Bancorp	6,100	118,767
Century Bancorp, Inc., Class A	518	40,067
Chemung Financial Corp.	700	32,606
Citizens & Northern Corp.	2,400	62,976
City Holding Co.	18,100	1,450,534
Columbia Banking System, Inc.	38,300	1,450,804
Community Bank System, Inc.#	16,980	1,100,134
Community Trust Bancorp, Inc.	20,418	873,482
ConnectOne Bancorp, Inc.	27,900	601,803
Customers Bancorp, Inc.†	62,200	1,330,458
East West Bancorp, Inc.	6,373	348,030
Enterprise Financial Services Corp.	26,500	1,197,270
Farmers National Banc Corp.	11,100	163,392
Fidelity Southern Corp.	30,500	993,690
Financial Institutions, Inc.	26,100	786,654
First Bancorp, Inc./North Carolina	8,600	337,034
First BanCorp./Puerto Rico	339,700	3,909,947
First Business Financial Services, Inc.	6,800	150,008

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First Citizens BancShares, Inc., Class A	1,740	$759,649
First Commonwealth Financial Corp.	163,800	2,303,028
First Community Bancshares, Inc.	7,500	268,875
First Financial Bancorp	8,200	227,386
First Financial Corp.	12,300	545,874
First Hawaiian, Inc.	18,000	485,280
First Interstate BancSystem, Inc., Class A	12,370	515,087
First Midwest Bancorp, Inc.	11,000	254,650
Franklin Financial Network, Inc.#	1,900	62,320
Fulton Financial Corp.	21,500	369,370
Glacier Bancorp, Inc.	26,500	1,161,230
Great Southern Bancorp, Inc.	11,800	668,234
Great Western Bancorp, Inc.	12,800	480,640
Hancock Whitney Corp.	48,721	2,128,133
Hanmi Financial Corp.	52,000	1,200,160
Heartland Financial USA, Inc.	10,100	490,759
Heritage Commerce Corp.	6,700	93,599
Hilltop Holdings, Inc.	49,400	949,468
HomeStreet, Inc.†	8,000	223,200
Hope Bancorp, Inc.	80,227	1,169,710
IBERIABANK Corp.	26,100	2,041,803
Independent Bank Corp./Michigan	23,900	555,675
Lakeland Financial Corp.	5,170	249,814
MB Financial, Inc.	2,100	95,067
Mercantile Bank Corp.	2,400	83,112
Midland States Bancorp, Inc.	3,700	94,350
Northrim BanCorp, Inc.	3,100	116,281
OFG Bancorp	60,500	1,251,745
Old Second Bancorp, Inc.	12,400	177,072
Pacific Mercantile Bancorp†	11,700	96,525
PacWest Bancorp	5,835	239,352
Peoples Bancorp, Inc.	9,700	323,398
Preferred Bank	2,200	112,684
Premier Financial Bancorp, Inc.	2,325	38,525
Republic Bancorp, Inc., Class A	5,200	235,248
S&T Bancorp, Inc.	2,780	115,036
Shore Bancshares, Inc.	2,900	45,675
Sierra Bancorp	4,200	113,190
Simmons First National Corp., Class A	4,478	120,145
South State Corp.	21,870	1,553,645
Stock Yards Bancorp, Inc.	2,350	83,707
Tompkins Financial Corp.	2,748	220,967
Towne Bank	2,500	68,925
TriCo Bancshares	26,700	1,073,874
TriState Capital Holdings, Inc.†	6,200	140,182
TrustCo Bank Corp.	29,000	245,630
Trustmark Corp.	48,200	1,710,136
UMB Financial Corp.	27,860	1,917,047
Umpqua Holdings Corp.	112,114	2,038,232
Union Bankshares Corp.	13,000	462,410
United Community Banks, Inc.	55,400	1,534,026
Veritex Holdings, Inc.	22,622	633,642
Washington Trust Bancorp, Inc.	4,780	250,472
Webster Financial Corp.	14,000	803,880
West Bancorporation, Inc.	4,830	111,670
Westamerica Bancorporation	39,424	2,534,175
Wintrust Financial Corp.	19,700	1,451,299

		59,860,086

75

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Mortgage — 0.1%
Walker & Dunlop, Inc.	8,500	$474,300

Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	37,500	521,250

Building & Construction Products - Misc. — 0.3%
Armstrong Flooring, Inc.†	17,700	253,818
Louisiana-Pacific Corp.	38,200	965,314

		1,219,132

Building & Construction - Misc. — 1.1%
EMCOR Group, Inc.	47,998	3,462,096
MYR Group, Inc.†	21,600	724,464

		4,186,560

Building Products - Doors & Windows — 0.0%
Masonite International Corp.†	2,300	127,535

Building Products - Wood — 0.2%
Boise Cascade Co.	32,000	892,480
Universal Forest Products, Inc.	800	24,776

		917,256

Building - Heavy Construction — 0.4%
Sterling Construction Co., Inc.†	36,100	527,421
Tutor Perini Corp.†#	46,100	867,602

		1,395,023

Building - Maintenance & Services — 0.5%
ABM Industries, Inc.	53,800	1,918,508

Building - Residential/Commercial — 1.2%
Hovnanian Enterprises, Inc., Class A†#	76,071	51,508
KB Home	156,700	3,574,327
Taylor Morrison Home Corp., Class A†	16,500	276,705
TRI Pointe Group, Inc.†#	60,700	764,820

		4,667,360

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	7,200	141,264
WideOpenWest, Inc.†	18,000	147,960

		289,224

Capacitors — 0.1%
KEMET Corp.	26,600	504,070

Chemicals - Diversified — 0.0%
AdvanSix, Inc.†	5,800	189,950

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.#	3,400	47,906

Chemicals - Specialty — 0.2%
Minerals Technologies, Inc.	7,460	441,632
Stepan Co.	2,300	216,430
Valhi, Inc.#	27,900	112,995

		771,057

Coal — 1.6%
Arch Coal, Inc., Class A#	32,300	3,009,068
NACCO Industries, Inc., Class A	7,200	263,304
Peabody Energy Corp.	47,000	1,449,950
Ramaco Resources, Inc.†	19,600	104,468
SunCoke Energy, Inc.†	29,900	296,608
Warrior Met Coal, Inc.	45,800	1,341,024

		6,464,422

Security Description	Shares	Value (Note 2)

Commercial Services — 0.1%
Acacia Research Corp.†	114,272	$348,530

Commercial Services - Finance — 0.3%
CBIZ, Inc.†	22,700	468,301
EVERTEC, Inc.	4,100	117,342
Green Dot Corp., Class A†	2,300	148,465
Travelport Worldwide, Ltd.	22,400	352,128

		1,086,236

Communications Software — 0.2%
Avaya Holdings Corp.†	54,900	850,401

Computer Services — 1.4%
CACI International, Inc., Class A†	2,300	419,198
Insight Enterprises, Inc.†	28,900	1,613,198
Perspecta, Inc.	76,300	1,609,930
Unisys Corp.†#	111,350	1,504,338
Virtusa Corp.†	7,200	363,384

		5,510,048

Computer Software — 0.1%
TiVo Corp.	55,300	554,659

Computers - Integrated Systems — 0.3%
NetScout Systems, Inc.†	38,400	1,051,008

Computers - Other — 0.2%
Lumentum Holdings, Inc.†	15,600	776,100

Consulting Services — 1.6%
CRA International, Inc.	7,600	379,696
FTI Consulting, Inc.†	21,500	1,594,440
Huron Consulting Group, Inc.†	23,200	1,063,024
Kelly Services, Inc., Class A	35,000	844,550
Navigant Consulting, Inc.	78,200	1,610,138
Vectrus, Inc.†	32,000	862,720

		6,354,568

Consumer Products - Misc. — 0.8%
Central Garden & Pet Co., Class A†	47,700	1,328,445
Helen of Troy, Ltd.†	17,500	1,961,925

		3,290,370

Containers - Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	18,310	223,016

Cosmetics & Toiletries — 0.4%
Edgewell Personal Care Co.†	38,400	1,703,424

Data Processing/Management — 0.1%
Fair Isaac Corp.†	2,220	550,160

Dental Supplies & Equipment — 0.6%
Patterson Cos., Inc.#	108,800	2,453,440

Dialysis Centers — 0.2%
American Renal Associates Holdings, Inc.†	54,800	684,452

Disposable Medical Products — 0.1%
CONMED Corp.	2,500	192,250

Distribution/Wholesale — 1.0%
Anixter International, Inc.†	3,400	199,512
Core-Mark Holding Co., Inc.	52,000	1,638,520
Fossil Group, Inc.†#	33,500	523,940
Nexeo Solutions, Inc.†#	13,800	137,034
Titan Machinery, Inc.†	46,700	897,107

76

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Distribution/Wholesale (continued)
Veritiv Corp.†	23,100	$667,359

		4,063,472

Diversified Manufacturing Operations — 0.8%
EnPro Industries, Inc.	2,600	178,334
Fabrinet†	48,200	2,819,700
Harsco Corp.†	12,800	286,464

		3,284,498

E-Commerce/Services — 0.8%
Liberty Expedia Holdings, Inc., Class A†	72,300	3,202,890

E-Marketing/Info — 0.1%
New Media Investment Group, Inc.	33,900	451,548

E-Services/Consulting — 0.2%
Perficient, Inc.†	26,900	769,609

Electric Products - Misc. — 0.0%
Graham Corp.	6,900	156,285

Electric - Distribution — 1.1%
Portland General Electric Co.	72,100	3,615,094
Spark Energy, Inc., Class A#	38,500	384,615
Unitil Corp.	5,900	323,969

		4,323,678

Electric - Generation — 0.2%
Atlantic Power Corp.†#	298,700	803,503

Electric - Integrated — 1.6%
Avista Corp.#	30,980	1,251,902
El Paso Electric Co.	40,500	2,178,900
IDACORP, Inc.	12,100	1,190,761
MGE Energy, Inc.	3,900	249,288
NorthWestern Corp.	21,318	1,461,135
PNM Resources, Inc.	1,200	52,416

		6,384,402

Electronic Components - Misc. — 1.5%
Bel Fuse, Inc., Class B	24,700	603,915
Benchmark Electronics, Inc.	66,621	1,825,415
Comtech Telecommunications Corp.	4,400	116,600
Kimball Electronics, Inc.†	19,300	299,150
OSI Systems, Inc.†	9,100	790,335
Sanmina Corp.†	56,400	1,801,416
Vishay Intertechnology, Inc.	10,400	227,968
Vishay Precision Group, Inc.†	2,400	83,664

		5,748,463

Electronic Components - Semiconductors — 2.2%
Alpha & Omega Semiconductor, Ltd.†	47,800	514,328
Amkor Technology, Inc.†	157,100	1,379,338
Photronics, Inc.†	36,100	354,141
Electronic Components - Semiconductors (continued)
Rambus, Inc.†	287,600	2,953,652
Synaptics, Inc.†#	34,500	1,444,515
Xperi Corp.	78,800	1,891,200

		8,537,174

Electronic Measurement Instruments — 0.2%
Stoneridge, Inc.†	25,600	756,992

Security Description	Shares	Value (Note 2)

Electronic Parts Distribution — 1.3%
Tech Data Corp.†	49,950	$5,105,889

Energy - Alternate Sources — 0.9%
FutureFuel Corp.	34,000	626,960
Renewable Energy Group, Inc.†#	61,900	1,644,683
REX American Resources Corp.†	13,800	1,099,998

		3,371,641

Engineering/R&D Services — 0.8%
Argan, Inc.	4,400	204,600
KBR, Inc.	116,100	2,294,136
VSE Corp.	20,500	724,675

		3,223,411

Enterprise Software/Service — 0.7%
Donnelley Financial Solutions, Inc.†	22,600	321,146
MicroStrategy, Inc., Class A†	13,000	1,839,500
Progress Software Corp.	4,300	158,154
Verint Systems, Inc.†	6,600	351,450

		2,670,250

Finance - Commercial — 0.1%
Marlin Business Services Corp.	9,100	214,214

Finance - Consumer Loans — 0.2%
Nelnet, Inc., Class A	11,300	619,466

Finance - Investment Banker/Broker — 0.3%
Arlington Asset Investment Corp., Class A#	5,400	44,766
GAIN Capital Holdings, Inc.#	48,800	336,720
Houlihan Lokey, Inc.	3,900	179,322
Oppenheimer Holdings, Inc., Class A	12,300	347,106
Piper Jaffray Cos.	2,200	153,912

		1,061,826

Finance - Mortgage Loan/Banker — 0.2%
PennyMac Financial Services, Inc.	41,900	977,108

Finance - Other Services — 0.0%
BGC Partners, Inc., Class A	30,200	185,126

Financial Guarantee Insurance — 1.1%
MBIA, Inc.†	147,700	1,466,661
MGIC Investment Corp.†	119,800	1,555,004
Radian Group, Inc.	71,300	1,451,668

		4,473,333

Food - Dairy Products — 0.0%
Dean Foods Co.#	35,800	143,558

Food - Misc./Diversified — 0.4%
Darling Ingredients, Inc.†	68,200	1,499,036

Food - Wholesale/Distribution — 0.3%
Fresh Del Monte Produce, Inc.	10,250	283,720
SpartanNash Co.	40,300	764,894

		1,048,614

Footwear & Related Apparel — 0.0%
Weyco Group, Inc.	800	24,256

Gas - Distribution — 1.8%
New Jersey Resources Corp.	24,300	1,176,120
Northwest Natural Holding Co.	27,900	1,791,738
Southwest Gas Holdings, Inc.	33,640	2,756,462

77

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Gas - Distribution (continued)
Spire, Inc.	17,600	$1,396,032

		7,120,352

Home Furnishings — 0.1%
Hooker Furniture Corp.	8,400	263,760

Hotels/Motels — 0.1%
Red Lion Hotels Corp.†	23,900	190,722

Housewares — 0.0%
Lifetime Brands, Inc.	17,500	183,050

Human Resources — 0.9%
Barrett Business Services, Inc.	14,000	1,099,560
Cross Country Healthcare, Inc.†	71,400	624,036
Heidrick & Struggles International, Inc.	6,600	284,526
Korn Ferry	3,800	185,402
TrueBlue, Inc.†	55,000	1,266,100

		3,459,624

Independent Power Producers — 1.1%
Clearway Energy, Inc., Class A	99,000	1,461,240
Clearway Energy, Inc., Class C	107,700	1,614,423
Vistra Energy Corp.†	52,529	1,367,855

		4,443,518

Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	12,500	536,000

Insurance - Life/Health — 1.5%
American Equity Investment Life Holding Co.	98,700	3,123,855
CNO Financial Group, Inc.	153,509	2,614,258
Primerica, Inc.	1,400	175,056

		5,913,169

Insurance - Multi-line — 0.1%
Horace Mann Educators Corp.	9,380	367,602

Insurance - Property/Casualty — 1.1%
Ambac Financial Group, Inc.†	33,800	668,226
FedNat Holding Co.	12,100	220,825
First American Financial Corp.	13,900	705,981
Hallmark Financial Services, Inc.†	9,100	95,095
Heritage Insurance Holdings, Inc.#	81,200	1,211,504
National General Holdings Corp.	3,500	90,335
ProAssurance Corp.	15,980	648,788
Stewart Information Services Corp.	14,600	626,778

		4,267,532

Insurance - Reinsurance — 0.6%
Argo Group International Holdings, Ltd.	9,375	651,656
Essent Group, Ltd.†	15,600	672,984
Global Indemnity, Ltd.	1,400	54,012
Third Point Reinsurance, Ltd.†	91,400	977,066

		2,355,718

Internet Content - Entertainment — 0.1%
Limelight Networks, Inc.†	142,900	417,268

Investment Management/Advisor Services — 0.7%
Associated Capital Group, Inc., Class A#	1,400	59,542
Boston Private Financial Holdings, Inc.	59,800	711,022
Stifel Financial Corp.	28,700	1,562,141
Virtus Investment Partners, Inc.#	4,800	491,088

		2,823,793

Security Description	Shares	Value (Note 2)

Linen Supply & Related Items — 0.1%
UniFirst Corp.	2,600	$373,932

Machine Tools & Related Products — 0.1%
Milacron Holdings Corp.†	20,000	279,800

Machinery - Construction & Mining — 0.1%
Hyster-Yale Materials Handling, Inc.	4,000	270,640

Machinery - Electrical — 0.0%
Bloom Energy Corp. Class A†#	1,800	26,046

Machinery - Farming — 0.2%
AGCO Corp.	11,860	801,499

Machinery - General Industrial — 0.2%
Applied Industrial Technologies, Inc.	1,000	58,140
DXP Enterprises, Inc.†	20,300	718,011

		776,151

Machinery - Pumps — 0.1%
SPX FLOW, Inc.†	12,000	414,240

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	4,200	95,970

Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	63,400	679,648
NantHealth, Inc.†#	31,267	21,418

		701,066

Medical Instruments — 0.1%
AngioDynamics, Inc.†	18,500	414,585

Medical Labs & Testing Services — 0.1%
SI-BONE, Inc.†	17,600	364,672

Medical Products — 0.0%
FONAR Corp.†	8,700	188,355

Medical - Biomedical/Gene — 1.2%
Acceleron Pharma, Inc.†#	7,200	317,088
Acorda Therapeutics, Inc.†	9,600	141,504
AMAG Pharmaceuticals, Inc.†#	7,100	105,719
Arbutus Biopharma Corp.†	64,900	284,911
Arcus Biosciences, Inc.†	41,365	487,694
BioCryst Pharmaceuticals, Inc.†#	43,900	362,614
Epizyme, Inc.†	37,400	484,704
Fate Therapeutics, Inc.†#	21,700	340,907
Five Prime Therapeutics, Inc.†#	20,100	232,758
Iovance Biotherapeutics, Inc.†#	36,000	369,720
Karyopharm Therapeutics, Inc.†#	32,300	133,399
Medicines Co.†#	26,400	651,288
Scholar Rock Holding Corp.†#	24,300	452,466
Tocagen, Inc.†#	39,935	436,090

		4,800,862

Medical - Drugs — 1.1%
Corvus Pharmaceuticals, Inc.†#	16,700	80,828
Enanta Pharmaceuticals, Inc.†	4,400	451,176
Intra-Cellular Therapies, Inc.†	16,500	224,730
Kala Pharmaceuticals, Inc.†	41,000	343,990
Lannett Co., Inc.†	100,100	941,941
Mallinckrodt PLC†#	30,200	753,792
Minerva Neurosciences, Inc.†	48,800	386,984
Prestige Consumer Healthcare, Inc.†#	20,200	591,052
Spero Therapeutics, Inc.†#	23,400	276,120

78

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Zogenix, Inc.†#	3,800	$200,374

		4,250,987

Medical - Generic Drugs — 0.5%
Endo International PLC†	178,500	1,961,715

Medical - HMO — 1.1%
Magellan Health, Inc.†	10,900	742,399
Molina Healthcare, Inc.†	2,600	350,038
Triple-S Management Corp., Class B†	113,520	2,887,949
WellCare Health Plans, Inc.†	2,100	532,518

		4,512,904

Medical - Hospitals — 0.2%
Community Health Systems, Inc.†#	120,200	594,990

Medical - Outpatient/Home Medical — 0.0%
Civitas Solutions, Inc.†	5,600	99,456

Medical - Wholesale Drug Distribution — 0.4%
Owens & Minor, Inc.#	234,550	1,463,592

Metal Processors & Fabrication — 0.4%
Global Brass & Copper Holdings, Inc.	48,200	1,626,750
LB Foster Co., Class A†	7,300	126,363

		1,753,113

Metal Products - Distribution — 0.3%
Worthington Industries, Inc.	29,140	1,145,493

Metal - Iron — 0.1%
Cleveland-Cliffs, Inc.#	27,700	307,193

Multimedia — 0.1%
Entravision Communications Corp., Class A	125,600	496,120

Networking Products — 0.5%
Infinera Corp.†	166,800	852,348
NeoPhotonics Corp.†	36,200	289,600
NETGEAR, Inc.†	23,800	853,230

		1,995,178

Office Furnishings - Original — 0.0%
Kimball International, Inc., Class B	6,900	108,261

Office Supplies & Forms — 0.8%
ACCO Brands Corp.	322,400	2,998,320

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.†#	15,700	149,935
Noble Corp. PLC†	161,400	485,814

		635,749

Oil Companies - Exploration & Production — 1.1%
Abraxas Petroleum Corp.†	148,000	185,000
Denbury Resources, Inc.†#	419,700	805,824
EP Energy Corp., Class A†#	78,028	41,753
Gulfport Energy Corp.†	9,300	71,238
Midstates Petroleum Co., Inc.†	84,600	730,944
Southwestern Energy Co.†#	197,000	833,310
Unit Corp.†	22,700	352,985
W&T Offshore, Inc.†#	265,700	1,384,297

		4,405,351

Security Description	Shares	Value (Note 2)

Oil Field Machinery & Equipment — 0.1%
Exterran Corp.†	18,300	$312,381
Natural Gas Services Group, Inc.†	3,100	57,288

		369,669

Oil Refining & Marketing — 0.7%
CVR Energy, Inc.#	32,300	1,309,442
Delek US Holdings, Inc.	36,800	1,301,984

		2,611,426

Oil - Field Services — 1.7%
FTS International, Inc.†	113,300	1,165,857
Matrix Service Co.†	82,900	1,731,781
McDermott International, Inc.†#	49,133	416,648
MRC Global, Inc.†#	105,000	1,770,300
Nine Energy Service, Inc.†	32,000	839,040
NOW, Inc.†	63,600	917,748

		6,841,374

Paper & Related Products — 1.0%
Domtar Corp.	12,340	628,229
Schweitzer-Mauduit International, Inc.	61,100	2,356,016
Verso Corp., Class A†	40,600	797,790

		3,782,035

Poultry — 0.0%
Sanderson Farms, Inc.#	1,000	115,200

Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.	14,900	478,141

Printing - Commercial — 0.4%
Ennis, Inc.	10,400	220,480
LSC Communications, Inc.	73,700	623,502
Quad/Graphics, Inc.#	39,300	573,387
RR Donnelley & Sons Co.	12,600	67,788

		1,485,157

Publishing - Books — 0.2%
Houghton Mifflin Harcourt Co.†	68,500	541,835
Tribune Publishing Co.†	29,100	350,946

		892,781

Publishing - Newspapers — 0.5%
Gannett Co., Inc.#	178,800	2,099,112

Racetracks — 0.3%
Penn National Gaming, Inc.†	48,026	1,193,446

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	7,000	28,770

Real Estate Investment Trusts — 12.6%
AG Mtg. Investment Trust, Inc.	49,900	887,222
Alexander & Baldwin, Inc.†	24,875	570,384
American Assets Trust, Inc.	29,600	1,285,824
Armada Hoffler Properties, Inc.	53,600	820,080
ARMOUR Residential REIT, Inc.	14,700	294,735
Ashford Hospitality Trust, Inc.	220,880	1,183,917
Braemar Hotels & Resorts, Inc.	76,800	999,936
Capstead Mtg. Corp.	100,000	830,000
CBL & Associates Properties, Inc.#	31,040	66,426

79

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Cedar Realty Trust, Inc.	47,900	$166,692
Cherry Hill Mtg. Investment Corp.#	37,500	695,250
City Office REIT, Inc.	10,400	114,400
CoreCivic, Inc.	97,000	2,054,460
CorEnergy Infrastructure Trust, Inc.#	9,608	350,308
CorePoint Lodging, Inc.	57,700	806,069
CoreSite Realty Corp.	13,800	1,411,050
Cousins Properties, Inc.	242,760	2,311,075
DiamondRock Hospitality Co.	237,334	2,537,100
Dynex Capital, Inc.	70,700	431,270
Easterly Government Properties, Inc.	34,000	611,320
First Industrial Realty Trust, Inc.	28,200	945,264
Franklin Street Properties Corp.	41,300	299,012
GEO Group, Inc.	178,950	4,065,744
Getty Realty Corp.	35,846	1,181,126
Gladstone Commercial Corp.	9,100	187,824
Global Medical REIT, Inc.	15,400	158,620
Hersha Hospitality Trust	7,700	145,145
Highwoods Properties, Inc.	12,300	569,613
Hospitality Properties Trust	19,840	537,069
Hudson Pacific Properties, Inc.	5,700	189,354
Industrial Logistics Properties Trust	4,574	95,414
InfraREIT, Inc.†	23,900	510,265
Invesco Mtg. Capital, Inc.	111,200	1,770,304
Jernigan Capital, Inc.	10,100	216,645
Kite Realty Group Trust	33,900	533,586
KKR Real Estate Finance Trust, Inc.	30,100	613,137
Mack-Cali Realty Corp.	52,800	1,109,328
New Senior Investment Group, Inc.	99,600	513,936
Office Properties Income Trust	2,322	70,844
Pebblebrook Hotel Trust	96,893	3,101,545
Pennsylvania Real Estate Investment Trust#	39,080	240,342
Piedmont Office Realty Trust, Inc., Class A	28,300	579,301
PotlatchDeltic Corp.#	60,400	2,173,796
Preferred Apartment Communities, Inc., Class A	52,740	803,757
PS Business Parks, Inc.	5,300	780,001
Redwood Trust, Inc.	50,100	766,530
RLJ Lodging Trust	47,526	882,558
Saul Centers, Inc.	1,500	85,005
STAG Industrial, Inc.	8,700	240,816
Sun Communities, Inc.	3,900	442,923
Sunstone Hotel Investors, Inc.	125,572	1,889,858
Tier REIT, Inc.	8,800	213,400
Two Harbors Investment Corp.	85,405	1,184,567
Urban Edge Properties	62,400	1,211,808
Urstadt Biddle Properties, Inc., Class A	14,800	309,616
Washington Prime Group, Inc.#	81,453	470,798
Washington Real Estate Investment Trust	1,100	29,139
Xenia Hotels & Resorts, Inc.	115,900	2,263,527

		49,809,035

Real Estate Management/Services — 0.0%
Newmark Group, Inc., Class A	14,329	132,686

Rental Auto/Equipment — 0.2%
Rent-A-Center, Inc.†	36,200	673,682

Retail - Apparel/Shoe — 1.1%
Abercrombie & Fitch Co., Class A	110,700	2,429,865

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe (continued)
Caleres, Inc.	13,900	$432,290
Cato Corp., Class A	37,400	588,676
Chico’s FAS, Inc.	23,400	136,656
DSW, Inc., Class A	2,700	79,947
Express, Inc.†#	68,700	357,240
Genesco, Inc.†	3,500	168,945
Tilly’s, Inc., Class A	20,000	242,600

		4,436,219

Retail - Appliances — 0.1%
Conn’s, Inc.†#	21,100	497,749

Retail - Automobile — 0.2%
Rush Enterprises, Inc., Class A	19,100	800,672

Retail - Bookstores — 0.3%
Barnes & Noble Education, Inc.†	181,400	1,249,846

Retail - Building Products — 0.0%
BMC Stock Holdings, Inc.†	7,300	139,649

Retail - Discount — 0.2%
BJ’s Wholesale Club Holdings, Inc.†	28,600	724,152
Citi Trends, Inc.	10,500	227,220

		951,372

Retail - Drug Store — 0.3%
Rite Aid Corp.†#	1,534,600	1,135,604

Retail - Home Furnishings — 0.0%
Bassett Furniture Industries, Inc.	7,000	138,250

Retail - Jewelry — 0.2%
Movado Group, Inc.	15,100	528,953
Signet Jewelers, Ltd.	3,700	104,007

		632,960

Retail - Misc./Diversified — 0.6%
GameStop Corp., Class A#	185,400	2,169,180
Sally Beauty Holdings, Inc.†#	4,300	77,701

		2,246,881

Retail - Office Supplies — 0.6%
Office Depot, Inc.	649,200	2,252,724

Retail - Pawn Shops — 0.0%
FirstCash, Inc.	200	17,532

Retail - Restaurants — 0.7%
Brinker International, Inc.	50,300	2,302,231
Cannae Holdings, Inc.†	17,200	394,224

		2,696,455

Retail - Sporting Goods — 0.4%
Hibbett Sports, Inc.†	78,600	1,457,244
Zumiez, Inc.†	11,700	288,990

		1,746,234

Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	41,800	282,568

Rubber/Plastic Products — 0.6%
Myers Industries, Inc.	6,858	130,851
Trinseo SA	48,300	2,424,177

		2,555,028

80

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts — 3.4%
BankFinancial Corp.	22,700	$355,028
Beneficial Bancorp, Inc.	142,658	2,299,647
Berkshire Hills Bancorp, Inc.	800	25,056
BSB Bancorp, Inc.†	2,700	95,310
Dime Community Bancshares, Inc.	18,000	359,640
First Defiance Financial Corp.	16,000	495,040
Flushing Financial Corp.	23,500	545,435
HomeTrust Bancshares, Inc.	3,800	103,474
Investors Bancorp, Inc.	293,200	3,685,524
Meridian Bancorp, Inc.	38,700	630,423
Northfield Bancorp, Inc.	77,800	1,159,998
Oritani Financial Corp.#	3,400	61,030
Pacific Premier Bancorp, Inc.	23,200	692,520
Riverview Bancorp, Inc.	10,100	78,174
Territorial Bancorp, Inc.	3,200	89,920
United Community Financial Corp.	14,900	149,298
United Financial Bancorp, Inc.	12,100	187,913
Washington Federal, Inc.	74,400	2,282,592
Waterstone Financial, Inc.	11,000	185,240
WSFS Financial Corp.	3,574	154,683

		13,635,945

Schools — 0.7%
American Public Education, Inc.†	10,500	339,255
K12, Inc.†	70,600	2,262,024

		2,601,279

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	29,596	106,842

Semiconductor Components - Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	57,500	2,307,475

Semiconductor Equipment — 0.6%
Cohu, Inc.	37,700	674,453
Ultra Clean Holdings, Inc.†#	96,000	1,022,400
Veeco Instruments, Inc.†	51,000	582,420

		2,279,273

Steel - Producers — 0.1%
Commercial Metals Co.	31,800	526,290

Telecom Equipment - Fiber Optics — 0.3%
Ciena Corp.†	31,100	1,326,726

Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.#	34,300	340,599
HC2 Holdings, Inc.†#	35,500	111,825
Spok Holdings, Inc.	2,700	37,287

		489,711

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	33,600	504,672

Telephone - Integrated — 0.1%
Frontier Communications Corp.†#	170,650	520,482

Television — 0.4%
Gray Television, Inc.†	14,400	315,504
Sinclair Broadcast Group, Inc., Class A	25,300	913,330
TEGNA, Inc.	19,500	256,815

		1,485,649

Security Description	Shares	Value (Note 2)

Textile - Products — 0.0%
Culp, Inc.	4,400	$81,620

Theaters — 0.0%
National CineMedia, Inc.	12,800	99,072

Tobacco — 0.1%
Vector Group, Ltd.#	25,915	303,724

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	15,236	65,972

Transactional Software — 0.3%
ACI Worldwide, Inc.†	31,400	1,000,718
Synchronoss Technologies, Inc.†	22,600	181,930

		1,182,648

Transport - Marine — 0.3%
Costamare, Inc.	54,798	284,950
SEACOR Holdings, Inc.†	23,400	1,045,044

		1,329,994

Transport - Services — 0.1%
Echo Global Logistics, Inc.†	22,400	538,048

Transport - Truck — 1.2%
ArcBest Corp.	76,420	2,661,708
Covenant Transportation Group, Inc., Class A†	9,200	209,852
USA Truck, Inc.†	5,200	89,440
YRC Worldwide, Inc.†	207,728	1,593,274

		4,554,274

Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	30,100	454,209

Water — 0.2%
American States Water Co.	5,600	398,328
Artesian Resources Corp., Class A	1,400	54,936
Consolidated Water Co., Ltd.	13,100	173,051

		626,315

Wireless Equipment — 0.2%
InterDigital, Inc.	5,600	390,488
Ribbon Communications, Inc.†	56,300	289,945

		680,433

Total Common Stocks
(cost $359,098,732)		384,787,666

WARRANTS — 0.0%
Finance - Other Services—0.0%
Emergent Capital, Inc. Expires 10/01/2019 (strike price $10.75) (cost $0)†(4)	994	0

Total Long-Term Investment Securities
(cost $357,513,086)		384,787,666

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(3) (cost $5,185,970)	5,185,970	5,185,970

81

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount of $11,041,153 collateralized by $10,295,000 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2022 and having an approximate value of $11,268,341 (cost $11,041,000)	$11,041,000	$11,041,000

TOTAL INVESTMENTS
(cost $373,740,056)(2)	101.2%	401,014,636
Liabilities in excess of other assets	(1.2)	(4,710,496)

NET ASSETS	100.0%	$396,304,140

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At February 28, 2019, the Fund had loaned securities with a total value of $38,303,319. This was secured by collateral of $5,185,970, which was received in cash and subsequently invested in short-term investments currently valued at $5,185,970 as reported in the Portfolio of Investments. Additional collateral of $34,433,581 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/15/2040 to 12/01/2047	$463,616
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2041 to 05/01/2048	314,029
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	255,041
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	930,149
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	32,470,746

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of February 28, 2019.
(4)	Illiquid security. At February 28, 2019 the aggregate value of these securities was $0 representing 0.0% of net assets.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
139	Long	Russell 2000 E-Mini Index	March 2019	$10,835,247	$10,949,725	$114,478

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$384,787,666	$—	$—	$384,787,666
Warrants	—	0	—	0
Short-Term Investment Securities	5,185,970	—	—	5,185,970
Repurchase Agreements	—	11,041,000	—	11,041,000

Total Investments at Value	$389,973,636	$11,041,000	$—	$401,014,636

Other Financial Instruments:+

Futures Contracts	$114,478	$—	$—	$114,478

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

82

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited)

Industry Allocation*

Applications Software	5.6%
Repurchase Agreements	4.1
Computers	3.9
Finance — Credit Card	3.9
Web Portals/ISP	3.8
Medical — Biomedical/Gene	3.6
Banks — Super Regional	3.1
Real Estate Investment Trusts	3.0
Electronic Components — Semiconductors	2.9
Cosmetics & Toiletries	2.7
Electric — Integrated	2.6
Oil Companies — Exploration & Production	2.6
Medical Products	2.4
Diagnostic Equipment	2.1
Beverages — Non-alcoholic	2.0
Telephone — Integrated	1.9
Retail — Building Products	1.9
Commercial Services — Finance	1.8
Networking Products	1.5
Medical — Drugs	1.5
Banks — Commercial	1.4
Retail — Restaurants	1.4
Multimedia	1.3
E-Commerce/Services	1.3
Insurance — Multi-line	1.3
Medical — HMO	1.2
Transport — Rail	1.1
Aerospace/Defense	1.1
Diversified Manufacturing Operations	1.1
Internet Content — Entertainment	1.0
Insurance — Life/Health	1.0
Cable/Satellite TV	1.0
Computer Services	1.0
Food — Misc./Diversified	0.9
Banks — Fiduciary	0.9
Finance — Other Services	0.9
Pipelines	0.9
Industrial Gases	0.9
Medical Labs & Testing Services	0.9
Enterprise Software/Service	0.8
Investment Management/Advisor Services	0.8
Airlines	0.8
Electronic Forms	0.7
Oil — Field Services	0.7
Insurance Brokers	0.7
Water	0.7
Electric Products — Misc.	0.7
Insurance — Property/Casualty	0.6
Retail — Drug Store	0.6
Machinery — General Industrial	0.6
Machinery — Construction & Mining	0.6
Chemicals — Diversified	0.5
Auto — Cars/Light Trucks	0.5
Commercial Services	0.5
Retail — Major Department Stores	0.5
Electronic Measurement Instruments	0.5
Finance — Investment Banker/Broker	0.5
Medical — Hospitals	0.5
Steel — Producers	0.4
Non-Hazardous Waste Disposal	0.4
Semiconductor Components — Integrated Circuits	0.4
Transport — Services	0.4
Apparel Manufacturers	0.4
Oil Refining & Marketing	0.4
Data Processing/Management	0.3
U.S. Government Treasuries	0.3
Machinery — Farming	0.3
Retail — Apparel/Shoe	0.3
Retail — Auto Parts	0.3

Consumer Products — Misc.	0.3%
E-Commerce/Products	0.3
Entertainment Software	0.3
Web Hosting/Design	0.3
Building Products — Cement	0.2
Food — Retail	0.2
Distribution/Wholesale	0.2
Instruments — Scientific	0.2
Medical Instruments	0.2
Retail — Discount	0.2
Industrial Automated/Robotic	0.2
Retail — Regional Department Stores	0.2
Computers — Memory Devices	0.2
Medical — Generic Drugs	0.2
Building Products — Air & Heating	0.2
Medical Information Systems	0.2
Semiconductor Equipment	0.1
Dental Supplies & Equipment	0.1
Computer Aided Design	0.1
Engines — Internal Combustion	0.1
Paper & Related Products	0.1
Food — Meat Products	0.1
Instruments — Controls	0.1
Auto — Heavy Duty Trucks	0.1
Advertising Agencies	0.1
Tools — Hand Held	0.1
Auto/Truck Parts & Equipment — Original	0.1
Agricultural Chemicals	0.1
Containers — Metal/Glass	0.1
Food — Confectionery	0.1
Diagnostic Kits	0.1
Containers — Paper/Plastic	0.1
Toys	0.1
Electric — Distribution	0.1
Gas — Distribution	0.1
Computer Software	0.1
Wireless Equipment	0.1
Decision Support Software	0.1
Oil Field Machinery & Equipment	0.1
Electronic Components — Misc.	0.1
Respiratory Products	0.1
Retail — Consumer Electronics	0.1
Registered Investment Companies	0.1
Retail — Perfume & Cosmetics	0.1
Consulting Services	0.1
Broadcast Services/Program	0.1
Electronic Connectors	0.1
Chemicals — Specialty	0.1

100.0%

*	Calculated as a percentage of net assets

83

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.5%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	11,052	$836,636

Aerospace/Defense — 1.1%
TransDigm Group, Inc.†	18,481	8,022,417

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	6,923	292,151
Mosaic Co.	15,461	483,465

		775,616

Airlines — 0.8%
American Airlines Group, Inc.	12,910	459,983
Delta Air Lines, Inc.	49,445	2,451,483
Southwest Airlines Co.	28,427	1,593,049
United Continental Holdings, Inc.†	10,775	946,153

		5,450,668

Apparel Manufacturers — 0.4%
Capri Holdings, Ltd.†	10,414	474,878
Hanesbrands, Inc.#	27,796	516,728
PVH Corp.	9,020	1,035,857
Ralph Lauren Corp.	6,830	854,911
Under Armour, Inc., Class C†	12	241

		2,882,615

Applications Software — 5.6%
Intuit, Inc.	9,671	2,389,994
Microsoft Corp.	279,100	31,267,573
Red Hat, Inc.†	1,210	220,946
salesforce.com, Inc.†	35,670	5,837,396

		39,715,909

Auto - Cars/Light Trucks — 0.5%
Ford Motor Co.	397,406	3,485,251

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	12,959	878,620

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	9,373	778,990

Banks - Commercial — 1.4%
BB&T Corp.	74,383	3,791,301
Citizens Financial Group, Inc.	47,718	1,762,703
M&T Bank Corp.	13,066	2,261,202
Regions Financial Corp.	94,954	1,557,246
Zions Bancorporation	8,027	410,180

		9,782,632

Banks - Fiduciary — 0.9%
Bank of New York Mellon Corp.	72,771	3,819,022
Northern Trust Corp.	12,208	1,137,785
State Street Corp.	23,264	1,671,984

		6,628,791

Banks - Super Regional — 3.1%
Comerica, Inc.	9,086	791,481
Fifth Third Bancorp	51,422	1,418,219
Huntington Bancshares, Inc.	125,888	1,814,046
KeyCorp	80,910	1,428,871
PNC Financial Services Group, Inc.	46,295	5,834,096
SunTrust Banks, Inc.	38,298	2,484,391
US Bancorp	153,692	7,944,340

		21,715,444

Security Description	Shares	Value (Note 2)

Beverages - Non-alcoholic — 2.0%
Monster Beverage Corp.†	25,257	$1,612,154
PepsiCo, Inc.	106,521	12,318,089

		13,930,243

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	13,534	391,133

Building Products - Air & Heating — 0.2%
Johnson Controls International PLC	31,887	1,124,654

Building Products - Cement — 0.2%
Martin Marietta Materials, Inc.	4,626	868,763
Vulcan Materials Co.	7,853	875,295

		1,744,058

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	182,197	7,045,558

Chemicals - Diversified — 0.5%
Eastman Chemical Co.	4,865	402,287
LyondellBasell Industries NV, Class A	16,839	1,440,071
PPG Industries, Inc.	15,472	1,732,400

		3,574,758

Chemicals - Specialty — 0.1%
International Flavors & Fragrances, Inc.	2,821	359,678

Commercial Services — 0.5%
Cintas Corp.	90	18,594
Ecolab, Inc.	18,285	3,088,519
Nielsen Holdings PLC	11,699	306,514

		3,413,627

Commercial Services - Finance — 1.8%
Automatic Data Processing, Inc.	19,111	2,924,556
H&R Block, Inc.	2,176	52,551
IHS Markit, Ltd.†	16,877	897,350
Moody’s Corp.	8,453	1,463,383
PayPal Holdings, Inc.†	41,742	4,093,638
S&P Global, Inc.	17,433	3,493,050

		12,924,528

Computer Aided Design — 0.1%
Autodesk, Inc.†	5,914	964,041

Computer Services — 1.0%
Accenture PLC, Class A	30,108	4,858,829
Cognizant Technology Solutions Corp., Class A	22,285	1,581,789
DXC Technology Co.	6,465	425,785

		6,866,403

Computer Software — 0.1%
Akamai Technologies, Inc.†	7,891	549,687

Computers — 3.9%
Apple, Inc.	147,355	25,514,518
Hewlett Packard Enterprise Co.	65,965	1,080,507
HP, Inc.	52,981	1,045,315

		27,640,340

Computers - Memory Devices — 0.2%
NetApp, Inc.	6,491	423,213
Seagate Technology PLC	5,843	272,050
Western Digital Corp.	10,824	544,447

		1,239,710

Consulting Services — 0.1%
Verisk Analytics, Inc.†	3,265	412,794

84

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consumer Products - Misc. — 0.3%
Kimberly - Clark Corp.	17,437	$2,037,165

Containers - Metal/Glass — 0.1%
Ball Corp.	13,967	765,112

Containers - Paper/Plastic — 0.1%
WestRock Co.	18,046	674,559

Cosmetics & Toiletries — 2.7%
Colgate-Palmolive Co.	54,097	3,563,369
Estee Lauder Cos., Inc., Class A	12,867	2,019,347
Procter & Gamble Co.	138,847	13,683,372

		19,266,088

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	13,611	1,472,030
Fiserv, Inc.†#	10,243	867,480
Paychex, Inc.	861	66,314

		2,405,824

Decision Support Software — 0.1%
MSCI, Inc.	2,759	509,642

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	2,260	585,272
DENTSPLY SIRONA, Inc.	10,902	455,268

		1,040,540

Diagnostic Equipment — 2.1%
Danaher Corp.	58,075	7,376,687
Thermo Fisher Scientific, Inc.	27,451	7,125,456

		14,502,143

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	3,384	714,126

Distribution/Wholesale — 0.2%
Fastenal Co.	8,346	525,298
LKQ Corp.†	17,173	475,692
WW Grainger, Inc.	1,760	536,395

		1,537,385

Diversified Manufacturing Operations — 1.1%
Eaton Corp. PLC	38,539	3,074,256
Illinois Tool Works, Inc.	18,533	2,670,235
Ingersoll - Rand PLC	10,410	1,098,880
Parker - Hannifin Corp.	5,078	894,540

		7,737,911

E-Commerce/Products — 0.3%
eBay, Inc.	54,036	2,007,437

E-Commerce/Services — 1.3%
Booking Holdings, Inc.†	3,671	6,229,834
Expedia Group, Inc.	16,028	1,976,412
TripAdvisor, Inc.†	15,293	813,129

		9,019,375

Electric Products - Misc. — 0.7%
AMETEK, Inc.	15,508	1,234,127
Emerson Electric Co.	49,047	3,342,553

		4,576,680

Electric - Distribution — 0.1%
CenterPoint Energy, Inc.	20,325	612,595

Electric - Integrated — 2.6%
AES Corp.	79,569	1,370,974
CMS Energy Corp.	29,428	1,600,883

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
Consolidated Edison, Inc.	81,065	$6,683,809
Eversource Energy	26,645	1,860,087
PPL Corp.	54,806	1,763,109
WEC Energy Group, Inc.	66,541	5,075,748

		18,354,610

Electronic Components - Misc. — 0.1%
Corning, Inc.	14,457	503,248

Electronic Components - Semiconductors — 2.9%
Advanced Micro Devices, Inc.†	23,560	554,367
Broadcom, Inc.	13,763	3,789,780
Intel Corp.	152,914	8,098,325
Micron Technology, Inc.†	36,234	1,481,246
NVIDIA Corp.	20,169	3,111,270
Texas Instruments, Inc.	34,179	3,615,454

		20,650,442

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	4,734	388,614

Electronic Forms — 0.7%
Adobe, Inc.†	19,766	5,188,575

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	21,961	1,744,582
Fortive Corp.	19,156	1,562,555

		3,307,137

Engines - Internal Combustion — 0.1%
Cummins, Inc.	6,249	962,908

Enterprise Software/Service — 0.8%
Oracle Corp.	112,814	5,880,994

Entertainment Software — 0.3%
Activision Blizzard, Inc.	25,193	1,061,633
Electronic Arts, Inc.†	9,818	940,368

		2,002,001

Finance - Credit Card — 3.9%
American Express Co.	22,084	2,379,330
Capital One Financial Corp.	13,167	1,100,498
Mastercard, Inc., Class A	42,682	9,593,633
Visa, Inc., Class A#	96,650	14,315,798

		27,389,259

Finance - Investment Banker/Broker — 0.5%
Charles Schwab Corp.	61,770	2,842,038
Jefferies Financial Group, Inc.	19,378	392,792

		3,234,830

Finance - Other Services — 0.9%
CME Group, Inc.	21,056	3,830,297
Intercontinental Exchange, Inc.	35,493	2,738,285

		6,568,582

Food - Confectionery — 0.1%
J.M. Smucker Co.	7,210	763,611

Food - Meat Products — 0.1%
Hormel Foods Corp.#	21,132	916,284

Food - Misc./Diversified — 0.9%
Campbell Soup Co.#	12,530	451,331
General Mills, Inc.	40,475	1,907,587
Kellogg Co.	22,919	1,289,423
Kraft Heinz Co.	63,765	2,116,360
McCormick & Co., Inc.	6,434	874,895

		6,639,596

85

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Retail — 0.2%
Kroger Co.	58,169	$1,706,097

Gas - Distribution — 0.1%
NiSource, Inc.	21,672	584,711

Home Decoration Products — 0.0%
Newell Brands, Inc.#	6,146	99,750

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	7,177	1,281,525

Industrial Gases — 0.9%
Air Products & Chemicals, Inc.	19,422	3,518,878
Linde PLC	16,012	2,773,919

		6,292,797

Instruments - Controls — 0.1%
Mettler - Toledo International, Inc.†	1,320	898,801

Instruments - Scientific — 0.2%
PerkinElmer, Inc.	6,112	575,506
Waters Corp.†	3,852	933,031

		1,508,537

Insurance Brokers — 0.7%
Aon PLC	10,227	1,754,237
Marsh & McLennan Cos., Inc.	26,685	2,482,239
Willis Towers Watson PLC	2,359	405,795

		4,642,271

Insurance - Life/Health — 1.0%
Aflac, Inc.	70,131	3,446,237
Lincoln National Corp.	4,667	291,781
Principal Financial Group, Inc.	2,195	115,545
Prudential Financial, Inc.	34,163	3,274,524

		7,128,087

Insurance - Multi-line — 1.3%
Allstate Corp.	25,001	2,359,594
Chubb, Ltd.	41,760	5,591,664
Loews Corp.	18,961	902,923

		8,854,181

Insurance - Property/Casualty — 0.6%
Progressive Corp.	27,591	2,011,384
Travelers Cos., Inc.	18,754	2,492,594

		4,503,978

Internet Content - Entertainment — 1.0%
Netflix, Inc.†	18,195	6,515,629
Twitter, Inc.†	26,247	807,883

		7,323,512

Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	2,918	384,096
BlackRock, Inc.	9,007	3,992,083
Franklin Resources, Inc.	7,521	245,260
Invesco, Ltd.	22,647	438,219
T. Rowe Price Group, Inc.	6,933	696,281

		5,755,939

Machinery - Construction & Mining — 0.6%
Caterpillar, Inc.	29,313	4,025,847

Machinery - Farming — 0.3%
Deere & Co.	14,389	2,360,372

Machinery - General Industrial — 0.6%
Roper Technologies, Inc.	12,465	4,034,297

Security Description	Shares	Value (Note 2)

Medical Information Systems — 0.2%
Cerner Corp.†	19,428	$1,086,997

Medical Instruments — 0.2%
Edwards Lifesciences Corp.†	8,660	1,466,051

Medical Labs & Testing Services — 0.9%
IQVIA Holdings, Inc.†	11,033	1,545,723
Laboratory Corp. of America Holdings†	16,337	2,421,797
Quest Diagnostics, Inc.	26,053	2,254,887

		6,222,407

Medical Products — 2.4%
Abbott Laboratories	105,118	8,159,259
ABIOMED, Inc.†	1,269	424,481
Baxter International, Inc.	39,184	2,928,220
Cooper Cos., Inc.	2,398	685,804
Henry Schein, Inc.†	16,711	990,962
Hologic, Inc.†	10,838	511,012
Stryker Corp.	18,325	3,454,446

		17,154,184

Medical - Biomedical/Gene — 3.6%
Alexion Pharmaceuticals, Inc.†	9,932	1,344,098
Amgen, Inc.	38,054	7,233,304
Biogen, Inc.†	8,809	2,889,440
Celgene Corp.†	33,566	2,790,006
Gilead Sciences, Inc.	65,520	4,260,110
Illumina, Inc.†	6,735	2,106,506
Incyte Corp.†	7,150	616,544
Regeneron Pharmaceuticals, Inc.†	4,154	1,789,294
Vertex Pharmaceuticals, Inc.†	13,073	2,467,529

		25,496,831

Medical - Drugs — 1.5%
AbbVie, Inc.	57,806	4,580,547
Nektar Therapeutics†	9,089	368,468
Zoetis, Inc.	57,355	5,404,562

		10,353,577

Medical - Generic Drugs — 0.2%
Perrigo Co. PLC	24,678	1,201,819

Medical - HMO — 1.2%
Centene Corp.†	41,328	2,516,462
Humana, Inc.	16,496	4,702,020
WellCare Health Plans, Inc.†	5,205	1,319,884

		8,538,366

Medical - Hospitals — 0.5%
HCA Healthcare, Inc.	23,079	3,208,904

Multimedia — 1.3%
Viacom, Inc., Class B	13,635	398,415
Walt Disney Co.	77,284	8,720,726

		9,119,141

Networking Products — 1.5%
Cisco Systems, Inc.	207,275	10,730,627

Non - Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	9,541	748,301
Waste Management, Inc.	23,165	2,345,456

		3,093,757

Office Automation & Equipment — 0.0%
Xerox Corp.	1,950	60,255

86

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production — 2.6%
Anadarko Petroleum Corp.	35,719	$1,553,777
Apache Corp.	20,278	672,824
Cabot Oil & Gas Corp.	29,204	719,002
Concho Resources, Inc.	10,550	1,160,500
Devon Energy Corp.	34,997	1,032,761
EOG Resources, Inc.	41,636	3,913,784
Hess Corp.	19,171	1,109,042
Marathon Oil Corp.	59,008	979,533
Noble Energy, Inc.	34,305	759,856
Occidental Petroleum Corp.	62,010	4,101,962
Pioneer Natural Resources Co.	14,113	1,989,227

		17,992,268

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	17,948	505,057

Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	10,542	539,750
Valero Energy Corp.	27,544	2,246,489

		2,786,239

Oil - Field Services — 0.7%
Baker Hughes a GE Co., LLC	17,288	456,058
Schlumberger, Ltd.	87,337	3,848,068
TechnipFMC PLC	18,060	402,557

		4,706,683

Paper & Related Products — 0.1%
International Paper Co.	20,681	947,603

Pipelines — 0.9%
Kinder Morgan, Inc.	193,349	3,704,567
ONEOK, Inc.	42,365	2,722,375

		6,426,942

Real Estate Investment Trusts — 3.0%
American Tower Corp.	21,585	3,802,198
AvalonBay Communities, Inc.	6,291	1,224,417
Crown Castle International Corp.	19,264	2,287,600
Digital Realty Trust, Inc.	7,268	822,156
Equinix, Inc.	3,254	1,378,069
Equity Residential	12,765	940,653
HCP, Inc.	6,226	191,574
Host Hotels & Resorts, Inc.	7,543	147,918
Prologis, Inc.	30,915	2,165,905
Public Storage	6,488	1,372,147
SBA Communications Corp.†	2,446	441,650
Simon Property Group, Inc.	19,855	3,596,932
Ventas, Inc.	13,573	851,706
Welltower, Inc.	18,605	1,382,537
Weyerhaeuser Co.	21,113	525,503

		21,130,965

Respiratory Products — 0.1%
ResMed, Inc.	4,856	497,400

Retail - Apparel/Shoe — 0.3%
L Brands, Inc.	4,451	116,349
Ross Stores, Inc.	13,459	1,276,317
Tapestry, Inc.	25,288	883,563

		2,276,229

Retail - Auto Parts — 0.3%
Genuine Parts Co.	9,359	1,018,072
O’Reilly Automotive, Inc.†	2,883	1,072,361

		2,090,433

Security Description	Shares	Value (Note 2)

Retail - Automobile — 0.0%
CarMax, Inc.†	1,599	$99,298

Retail - Building Products — 1.9%
Home Depot, Inc.	54,087	10,013,667
Lowe’s Cos., Inc.	31,301	3,289,422

		13,303,089

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	6,713	462,123

Retail - Discount — 0.2%
Dollar Tree, Inc.†	14,975	1,442,542

Retail - Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	60,248	4,289,055

Retail - Jewelry — 0.0%
Tiffany & Co.	1,709	162,423

Retail - Major Department Stores — 0.5%
Nordstrom, Inc.#	7,241	342,355
TJX Cos., Inc.	58,528	3,001,901

		3,344,256

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	1,363	425,924

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.	12,123	818,666
Macy’s, Inc.	18,583	460,673

		1,279,339

Retail - Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†	911	553,460
Darden Restaurants, Inc.	6,198	694,858
Starbucks Corp.	77,383	5,436,930
Yum! Brands, Inc.	30,747	2,905,591

		9,590,839

Semiconductor Components - Integrated Circuits — 0.4%
Analog Devices, Inc.	5,034	538,437
QUALCOMM, Inc.#	47,250	2,522,677

		3,061,114

Semiconductor Equipment — 0.1%
Applied Materials, Inc.	21,354	818,712
Lam Research Corp.	1,330	234,200

		1,052,912

Steel - Producers — 0.4%
Nucor Corp.	51,635	3,127,532

Telephone - Integrated — 1.9%
CenturyLink, Inc.	53,371	703,964
Verizon Communications, Inc.	224,670	12,788,216

		13,492,180

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc.	6,292	833,250

Toys — 0.1%
Hasbro, Inc.	6,458	548,284
Mattel, Inc.†	4,565	65,827

		614,111

Transport - Rail — 1.1%
CSX Corp.	24,450	1,776,782
Norfolk Southern Corp.	7,461	1,337,757
Union Pacific Corp.	29,492	4,945,808

		8,060,347

87

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Transport - Services — 0.4%
United Parcel Service, Inc., Class B	27,258	$3,003,832

Water — 0.7%
American Water Works Co., Inc.	45,331	4,606,536

Web Hosting/Design — 0.3%
VeriSign, Inc.†	10,218	1,819,213

Web Portals/ISP — 3.8%
Alphabet, Inc., Class A†	23,579	26,562,922

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	3,732	534,124

Total Long-Term Investment Securities
(cost $501,381,342)		672,552,472

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(1)(2)	458,964	458,964

U.S. Government Treasuries — 0.3%
United States Treasury Bills 2.40% due 06/20/2019(4)	$2,400,000	2,382,268

Total Short-Term Investment Securities
(cost $2,841,348)		2,841,232

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 4.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 02/28/2019, to be repurchased 03/01/2019 in the amount of $29,150,405 collateralized by $30,210,000 of United States Treasury Notes, bearing interest at 1.88% due 01/31/2022 and having an approximate value of $29,736,066 (cost $29,150,000)	$29,150,000	$29,150,000

TOTAL INVESTMENTS
(cost $533,372,690)(3)	100.0%	704,543,704
Liabilities in excess of other assets	(0.0)	(53,741)

NET ASSETS	100.0%	$704,489,963

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2019.
(2)

At February 28, 2019, the Fund had loaned securities with a total value of $19,379,197. This was secured by collateral of $458,964, which was received in cash and subsequently invested in short-term investments currently valued at $458,964 as reported in the Portfolio of Investments. Additional collateral of $19,251,451 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Bills	0.00%	03/07/2019 to 06/20/2019	$1,300,970
United States Treasury Notes/Bonds	zero coupon to 8.75%	03/15/2019 to 11/15/2048	17,950,481

(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
231	Long	S&P 500 E-Mini Index	March 2019	$29,195,196	$32,163,285	$2,968,089

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$672,552,472	$—	$—	$672,552,472
Short Term Investment Securities:
Registered Investment Companies	458,964	—	—	458,964
U.S. Government Treasuries	—	2,382,268	—	2,382,268
Repurchase Agreements	—	29,150,000	—	29,150,000

Total Investments at Value	$673,011,436	$31,532,268	$—	$704,543,704

Other Financial Instruments:+

Futures Contracts	$2,968,089	$—	$—	$2,968,089

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

88

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	16.6%
Sovereign	10.9
Registered Investment Companies	9.8
United States Treasury Notes	4.7
Federal Home Loan Mtg. Corp.	4.6
Diversified Banking Institutions	3.0
Cable/Satellite TV	2.3
Government National Mtg. Assoc.	2.2
Pipelines	2.2
Diversified Financial Services	2.0
Oil Companies — Exploration & Production	2.0
Real Estate Investment Trusts	2.0
Banks — Commercial	1.6
Telephone — Integrated	1.5
Cellular Telecom	1.4
Electric — Integrated	1.4
Satellite Telecom	1.1
Chemicals — Diversified	1.0
Medical — Drugs	1.0
U.S. Government Treasuries	1.0
Oil — Field Services	0.9
Oil Companies — Integrated	0.8
Finance — Consumer Loans	0.8
Auto — Cars/Light Trucks	0.6
Real Estate Management/Services	0.5
Television	0.5
Enterprise Software/Service	0.5
Cosmetics & Toiletries	0.5
Medical — Hospitals	0.5
Metal Processors & Fabrication	0.5
Aerospace/Defense — Equipment	0.5
Retail — Restaurants	0.5
Computer Services	0.5
Electric — Generation	0.4
Computers	0.4
Insurance — Life/Health	0.4
Broadcast Services/Program	0.4
Oil Field Machinery & Equipment	0.4
Building — Heavy Construction	0.4
Metal — Copper	0.4
Food — Misc./Diversified	0.4
Transport — Equipment & Leasing	0.4
Building & Construction Products — Misc.	0.4
Computers — Integrated Systems	0.4
Agricultural Chemicals	0.4
Medical Labs & Testing Services	0.4
Chemicals — Specialty	0.4
Containers — Metal/Glass	0.4
Finance — Credit Card	0.4
Metal — Diversified	0.4
Transport — Rail	0.4
Diversified Manufacturing Operations	0.3
Security Services	0.3
Insurance — Property/Casualty	0.3
Banks — Super Regional	0.3
Auto — Heavy Duty Trucks	0.3
Batteries/Battery Systems	0.3
Building & Construction — Misc.	0.3
Commercial Services — Finance	0.3
Rental Auto/Equipment	0.3
Oil & Gas Drilling	0.3
Steel — Producers	0.3
Hotels/Motels	0.3
Diversified Minerals	0.3
Food — Meat Products	0.3
Paper & Related Products	0.3
Medical — HMO	0.3
Applications Software	0.3
Electronic Parts Distribution	0.3

Retail — Office Supplies	0.3
Computer Software	0.3
Gambling (Non-Hotel)	0.3
Containers — Paper/Plastic	0.3
Distribution/Wholesale	0.3
Transport — Marine	0.2
Machinery — Farming	0.2
Finance — Investment Banker/Broker	0.2
Multimedia	0.2
Food — Retail	0.2
Auto/Truck Parts & Equipment — Original	0.2
Casino Services	0.2
Insurance Brokers	0.2
Diagnostic Equipment	0.2
Coal	0.2
Poultry	0.2
Energy — Alternate Sources	0.2
Consumer Products — Misc.	0.2
Machinery — Construction & Mining	0.2
Retail — Appliances	0.2
Internet Content — Entertainment	0.2
Finance — Mortgage Loan/Banker	0.2
Retail — Automobile	0.2
Chemicals — Fibers	0.2
Metal — Iron	0.2
Building — Residential/Commercial	0.2
Machinery — General Industrial	0.2
Beverages — Non-alcoholic	0.2
Dialysis Centers	0.2
Investment Companies	0.2
Savings & Loans/Thrifts	0.2
Internet Connectivity Services	0.2
Publishing — Books	0.2
Computers — Memory Devices	0.2
Real Estate Operations & Development	0.2
Brewery	0.2
Radio	0.2
Pharmacy Services	0.1
Medical — Generic Drugs	0.1
Insurance — Multi-line	0.1
Retail — Vitamins & Nutrition Supplements	0.1
Finance — Other Services	0.1
Telecom Services	0.1
Airport Development/Maintenance	0.1
Food — Dairy Products	0.1
Transport — Truck	0.1
Retail — Pawn Shops	0.1
Water	0.1
Human Resources	0.1
Transport — Services	0.1
Telecommunication Equipment	0.1
Electronic Components — Semiconductors	0.1
Electric — Distribution	0.1
Building Societies	0.1
Medical Products	0.1
Semiconductor Equipment	0.1
Finance — Commercial	0.1
Finance — Leasing Companies	0.1
Leisure Products	0.1
Insurance — Mutual	0.1
Airlines	0.1
Machinery — Pumps	0.1
United States Treasury Bonds	0.1
Theaters	0.1
Retail — Sporting Goods	0.1
Building Products — Doors & Windows	0.1
Retail — Petroleum Products	0.1
Retail — Hypermarkets	0.1
Diversified Operations	0.1

89

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2019 (unaudited) — (continued)

Industry Allocation* (continued)

Retail — Discount	0.1%
Trucking/Leasing	0.1
Retail — Mail Order	0.1
Electronic Measurement Instruments	0.1
E-Commerce/Services	0.1
Medical Instruments	0.1
Marine Services	0.1
Banks — Special Purpose	0.1
Medical — Wholesale Drug Distribution	0.1
Tools — Hand Held	0.1
Electronic Components — Misc.	0.1
Auto Repair Centers	0.1
Platinum	0.1
Diamonds/Precious Stones	0.1
Sovereign Agency	0.1
Quarrying	0.1
Retail — Building Products	0.1
Retail — Major Department Stores	0.1
Soap & Cleaning Preparation	0.1
Internet Financial Services	0.1
Office Supplies & Forms	0.1

105.7%

Credit Quality†#

Aaa	31.5%
Aa	1.7
A	5.7
Baa	14.3
Ba	14.1
B	22.8
Caa	4.6
Not Rated@	5.3

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source

90

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited)

Security Description	Principal Amount(9)	Value (Note 2)

ASSET BACKED SECURITIES — 2.0%
Diversified Financial Services — 2.0%
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	$225,000	$226,184
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	303,000	306,416
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	400,000	397,323
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	318,000	319,910
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	680,000	701,903
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	850,000	879,503
Benchmark Mtg. Trust Series 2018-B7, Class A4 4.51% due 05/15/2053(1)	2,000,000	2,153,289
BX Trust FRS Series 2018-MCSF, Class A 3.07% (1 ML+0.58%) due 04/15/2035*(1)	1,235,000	1,215,660
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	175,000	171,331
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	400,000	405,447
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(19)	786,266	788,049
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	99,509
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	100,000	101,358
Citigroup Commercial Mtg. Trust Series 2018-C5, Class A4 4.23% due 06/10/2051(1)	1,000,000	1,051,752
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 0.95% due 03/10/2048(1)(4)(19)	4,868,055	184,436
COMM Mtg. Trust Series 2018-COR3, Class A3 4.23% due 05/10/2051(1)	1,000,000	1,046,030
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	150,000	149,518
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	490,000	495,036
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 3.19% (1 ML+0.70%) due 06/15/2034*(1)	1,000,000	994,367
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	100,000	99,130
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	220,000	221,425

Security Description	Principal Amount(9)	Value (Note 2)

Diversified Financial Services (continued)
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	$115,000	$113,050
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	100,000	100,669
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	129,000	127,743
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A 2.48% due 09/15/2024	250,000	246,443
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	196,951
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	75,000	75,010
Honda Auto Receivables Owner Trust Series 2019 -1, Class A3 2.83% due 03/20/2023	233,000	233,096
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(19)	1,755,970	1,744,421
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	62,000	62,203
Mercedes-Benz Auto Lease Trust Series 2018-B, Class A4 3.31% due 07/15/2024	367,000	370,292
MTRO Commercial Mtg. Trust-TECH FRS Series 2019 -TECH, Class A 3.39% (1 ML+0.90%) due 12/15/2033*(1)	550,000	550,344
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(19)	915,587	895,862
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	98,536
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	200,000	201,631
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	250,000	247,811
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	100,000	99,941
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	150,000	152,316
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31% due 08/15/2024	200,000	198,049

Total Asset Backed Securities
(cost $17,542,834)		17,721,944

U.S. CORPORATE BONDS & NOTES — 32.7%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	108,000	108,920

91

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Advertising Agencies (continued)
Interpublic Group of Cos., Inc. Senior Notes 5.40% due 10/01/2048		$155,000	$150,530

			259,450

Aerospace/Defense — 0.0%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020		248,000	248,318

Aerospace/Defense - Equipment — 0.4%
Harris Corp. Senior Notes 4.40% due 06/15/2028		398,000	409,691
L3 Technologies, Inc. Company Guar. Notes 4.40% due 06/15/2028		179,000	183,875
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021		1,347,000	1,326,795
United Technologies Corp. Senior Notes 1.15% due 05/18/2024	EUR	825,000	945,881
United Technologies Corp. Senior Notes 3.95% due 08/16/2025		539,000	549,755

			3,415,997

Airlines — 0.1%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(5)(6)		47,508	47,784
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024		862,319	868,183

			915,967

Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*		181,000	181,000

Applications Software — 0.3%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026		1,266,000	1,305,563
Microsoft Corp. Senior Notes 3.13% due 12/06/2028	EUR	750,000	1,028,692

			2,334,255

Auto - Cars/Light Trucks — 0.6%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*		408,000	408,645
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*		273,000	264,349
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*		518,000	513,154
Daimler Finance North America LLC Company Guar. Notes 3.75% due 11/05/2021*		278,000	280,310

Security Description	Principal Amount(9)		Value (Note 2)

Auto - Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 3.02% due 03/06/2024	EUR	600,000	$682,470
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/18/2021		489,000	479,738
General Motors Financial Co, Inc. Company Guar. Notes 1.69% due 03/26/2025	EUR	600,000	658,231
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023		270,000	266,217
Hyundai Capital America Senior Notes 3.95% due 02/01/2022*		659,000	662,758
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*		412,000	396,265
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023		364,000	369,107

			4,981,244

Auto - Heavy Duty Trucks — 0.3%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*		1,329,000	1,337,306
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*		1,434,000	1,408,905

			2,746,211

Banks - Commercial — 0.3%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		1,140,000	1,164,042
Citizens Bank NA Senior Notes 3.75% due 02/18/2026		257,000	256,900
KeyBank NA Senior Notes 3.30% due 02/01/2022		302,000	303,986
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037(6)		700,000	903,110
SunTrust Bank Senior Notes 3.50% due 08/02/2022		308,000	310,064

			2,938,102

Banks - Super Regional — 0.3%
Bank of America NA Senior Notes 3.34% due 01/25/2023		426,000	428,152
Wells Fargo & Co. Senior Notes 1.00% due 02/02/2027	EUR	1,000,000	1,111,193
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025		705,000	686,272
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023		327,000	324,761

92

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Super Regional (continued)
Wells Fargo Bank NA Senior Notes 3.55% due 08/14/2023		$382,000	$387,718

			2,938,096

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*		1,580,000	1,595,800
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		1,293,000	1,286,535

			2,882,335

Beverages - Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 1.25% due 03/08/2031	EUR	470,000	530,297
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023*		194,000	196,132
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*		513,000	522,382
PepsiCo., Inc. Senior Notes 2.75% due 04/30/2025		288,000	283,612

			1,532,423

Brewery — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*		243,000	234,571
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*		222,000	213,002
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		124,000	114,198
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049		701,000	736,510

			1,298,281

Broadcast Services/Program — 0.3%
Fox Corp. Company Guar. Notes 5.48% due 01/25/2039*		203,000	213,566
Fox Corp. Company Guar. Notes 5.58% due 01/25/2049*		257,000	270,963
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*		1,985,000	1,801,388

			2,285,917

Building & Construction Products - Misc. — 0.3%
Owens Corning Senior Notes 4.30% due 07/15/2047		483,000	375,507

Security Description	Principal Amount(9)	Value (Note 2)

Building & Construction Products - Misc. (continued)
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	$1,800,000	$1,878,750

		2,254,257

Building & Construction - Misc. — 0.3%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*#	1,246,000	1,266,248
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,253,000	1,184,085

		2,450,333

Building - Heavy Construction — 0.4%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	1,256,000	1,316,916
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	1,900,000	1,900,000

		3,216,916

Building - Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	226,000	212,158

Cable/Satellite TV — 1.1%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	1,486,000	1,534,295
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	556,000	534,802
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	980,000	1,003,275
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	394,000	402,865
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	472,000	491,470
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	29,000	27,958
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	112,000	111,976
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	101,000	108,131
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	350,000	355,288
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	62,000	58,278
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	351,000	362,220

93

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*		$4,095,000	$4,104,173
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023#		394,000	350,660

			9,445,391

Casino Services — 0.2%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026*#		1,660,000	1,689,050

Cellular Telecom — 1.0%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		7,670,000	8,208,894
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*		730,000	730,913

			8,939,807

Chemicals - Diversified — 0.2%
Dow Chemical Co. Senior Notes 5.55% due 11/30/2048*		251,000	264,099
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028		370,000	386,118
DowDuPont, Inc. Senior Notes 5.42% due 11/15/2048		353,000	376,752
Eastman Chemical Co. Senior Notes 1.50% due 05/26/2023	EUR	575,000	676,268

			1,703,237

Chemicals - Fibers — 0.2%
Rayonier AM Products, Inc. Company Guar. Notes 5.50% due 06/01/2024*		1,720,000	1,591,000

Chemicals - Specialty — 0.3%
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*		1,915,000	1,936,544
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		155,000	203,576

			2,140,120

Coal — 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		1,954,000	1,988,195

Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048		29,000	23,936

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		228,000	222,538

Security Description	Principal Amount(9)		Value (Note 2)

Commercial Services - Finance — 0.2%
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*		$1,985,000	$1,942,198

Computer Services — 0.4%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*		1,021,000	953,359
IBM Credit LLC Senior Notes 3.00% due 02/06/2023		796,000	791,581
International Business Machines Corp. Senior Notes 1.75% due 01/31/2031	EUR	375,000	428,686
International Business Machines Corp. Senior Notes 1.75% due 01/31/2031	EUR	525,000	598,952
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022		329,000	324,609

			3,097,187

Computer Software — 0.2%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*#		1,565,000	1,369,375

Computers — 0.4%
Apple, Inc. Senior Notes 2.85% due 05/06/2021		189,000	189,394
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*		3,115,000	3,304,844
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*		249,000	281,701
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		59,000	60,741

			3,836,680

Computers - Integrated Systems — 0.4%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024		2,107,000	1,790,950
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*		1,265,000	1,265,000

			3,055,950

Consumer Products - Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028		1,350,000	1,252,125

Containers - Metal/Glass — 0.3%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		854,000	935,130
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		1,584,000	1,615,601

			2,550,731

94

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries — 0.5%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*#		$1,875,000	$1,806,938
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*		1,328,000	1,298,120
Procter & Gamble Co. Senior Notes 1.88% due 10/30/2038	EUR	550,000	659,924
Procter & Gamble Co. Senior Notes 1.88% due 10/30/2038	EUR	250,000	299,965

			4,064,947

Diagnostic Equipment — 0.2%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*#		1,482,000	1,426,425
Thermo Fisher Scientific, Inc. Senior Notes 2.88% due 07/24/2037	EUR	480,000	575,992

			2,002,417

Distribution/Wholesale — 0.2%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		1,290,000	1,277,100

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 0.75% due 07/26/2023#	EUR	1,125,000	1,287,490
Bank of America Corp. Senior Notes 2.38% due 06/19/2024	EUR	1,100,000	1,353,292
Bank of America Corp. Senior Notes 3.55% due 03/05/2024		313,000	314,225
Bank of America Corp. Senior Notes 3.86% due 07/23/2024		277,000	281,529
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		784,000	780,760
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037(6)		296,000	341,749
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026		858,000	821,513
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025		142,000	140,070
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		387,000	388,551
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048		378,000	394,290
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033(6)		269,000	300,723
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033(6)		107,000	121,324

Security Description	Principal Amount(9)		Value (Note 2)

Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 1.25% due 05/01/2025	EUR	900,000	$1,022,649
Goldman Sachs Group, Inc. Senior Notes 2.00% due 11/01/2028	EUR	600,000	689,664
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023		325,000	318,998
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/20/2024		357,000	357,322
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038		359,000	331,511
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025		341,000	342,574
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037(6)		232,000	275,815
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021		882,000	873,949
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		222,000	210,495
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		1,610,000	1,693,298
Woori Bank Sub. Notes 4.75% due 04/30/2024		550,000	564,095

			13,205,886

Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 02/14/2024		227,000	230,409
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021		728,000	748,853
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024		244,000	248,720

			1,227,982

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034		161,000	179,518

Electric - Distribution — 0.1%
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*		303,000	306,548
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048*		584,000	605,938

			912,486

Electric - Generation — 0.0%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*		19,000	19,390

95

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated — 0.7%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	$280,000	$305,002
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	524,000	511,722
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	165,000	164,474
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	747,000	758,776
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	78,000	77,266
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	959,000	1,236,650
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	224,000	220,997
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	148,000	151,112
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	445,000	415,695
MidAmerican Energy Co. 1st Mtg. Notes 4.25% due 07/15/2049	478,000	488,275
Nevada Power Co. General Refunding Mtg. 2.75% due 04/15/2020	167,000	167,113
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	366,000	372,459
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	259,000	260,717
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	166,000	170,904
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	570,000	620,640

		5,921,802

Electronic Components - Semiconductors — 0.1%
Intel Corp. Senior Notes 2.45% due 07/29/2020	333,000	332,014
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	106,000	106,727
Micron Technology, Inc. Senior Notes 5.33% due 02/06/2029	310,000	310,555

		749,296

Electronic Measurement Instruments — 0.1%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	32,000	32,210

Security Description	Principal Amount(9)	Value (Note 2)

Electronic Measurement Instruments (continued)
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	$631,000	$626,942

		659,152

Electronic Parts Distribution — 0.3%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	183,000	177,214
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	2,149,000	2,108,066

		2,285,280

Energy - Alternate Sources — 0.2%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,869,000	1,903,352

Enterprise Software/Service — 0.3%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,709,000	1,702,591
Oracle Corp. Senior Notes 2.95% due 11/15/2024	535,000	528,767

		2,231,358

Finance - Consumer Loans — 0.8%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,753,000	1,678,497
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,079,000	1,022,353
SLM Corp. Senior Notes 5.63% due 08/01/2033	2,289,000	1,768,252
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,850,000	1,893,937
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	549,000	555,863
Synchrony Financial Senior Notes 4.25% due 08/15/2024	249,000	244,201

		7,163,103

Finance - Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	1,730,000	1,760,275
American Express Co. Senior Notes 2.50% due 08/01/2022	30,000	29,383
American Express Co. Senior Notes 3.40% due 02/22/2024	550,000	551,472
American Express Co. Senior Notes 4.20% due 11/06/2025	176,000	182,891

		2,524,021

96

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker — 0.2%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	$217,000	$189,599
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016(6)†	97,000	1,892
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(5)(6)†	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(5)(6)†	143,000	14
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,730,000	1,749,462

		1,940,978

Finance - Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,775,000	1,751,925

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	471,000	466,593
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	256,000	248,659
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	173,000	169,756

		885,008

Food - Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	140,000	132,848
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	302,000	292,679

		425,527

Food - Misc./Diversified — 0.4%
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048#	339,000	318,076
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	280,000	316,203
General Mills, Inc. Senior Notes 4.70% due 04/17/2048#	418,000	389,748
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	360,000	365,872
Mondelez International, Inc. Senior Notes 3.63% due 02/13/2026	355,000	350,359
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	335,000	340,698

Security Description	Principal Amount(9)	Value (Note 2)

Food - Misc./Diversified (continued)
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	$1,072,000	$1,074,680

		3,155,636

Food - Retail — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	2,025,000	1,923,750
Kroger Co. Senior Notes 5.40% due 01/15/2049	215,000	211,888

		2,135,638

Gambling (Non-Hotel) — 0.2%
Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*#	1,325,000	1,283,594
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(5)(6)	272,905	5,076

		1,288,670

Gas - Distribution — 0.0%
Brooklyn Union Gas Co. Senior Notes 4.49% due 03/04/2049*	195,000	194,571
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	185,000	205,911

		400,482

Hotels/Motels — 0.3%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	761,000	785,733
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	671,000	674,355
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027#	1,195,000	1,186,037

		2,646,125

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Senior Notes 4.20% due 03/01/2049	131,000	131,569

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	172,000	173,606
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	186,000	183,721

		357,327

Insurance - Life/Health — 0.0%
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048	78,000	72,911

97

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health (continued)
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		$272,000	$215,228

			288,139

Insurance - Multi-line — 0.0%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		144,000	159,511

Insurance - Mutual — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*		287,000	280,144
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*		647,000	638,088

			918,232

Insurance - Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022		239,000	239,595
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*		1,265,000	1,296,625
Chubb INA Holdings, Inc. Company Guar. Notes 2.50% due 03/15/2038	EUR	500,000	578,386

			2,114,606

Internet Connectivity Services — 0.2%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		1,359,000	1,382,783

Internet Content - Entertainment — 0.2%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025#		1,667,000	1,767,020

Investment Companies — 0.2%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*		1,495,000	1,512,656

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022		150,000	147,601
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021		151,000	151,942
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023		228,000	231,162
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*		1,341,000	1,304,122

			1,834,827

Machinery - Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023		284,000	285,752

Security Description	Principal Amount(9)	Value (Note 2)

Machinery - Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	$463,000	$462,710
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	180,000	178,590
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	344,000	350,703
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	159,000	163,994

		1,155,997

Machinery - General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	549,000	552,360

Machinery - Thermal Process — 0.0%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	209,000	204,298

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049	186,000	185,698
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	433,000	432,069

		617,767

Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	418,000	406,257
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	269,000	252,436
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	2,144,000	2,168,120
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	226,000	218,831

		3,045,644

Medical Products — 0.0%
Baxter International, Inc. Senior Notes 3.50% due 08/15/2046	272,000	224,799

Medical - Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 3.63% due 05/15/2024	279,000	278,624
Celgene Corp. Senior Notes 4.63% due 05/15/2044	130,000	121,351

		399,975

Medical - Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.45% due 05/14/2046	190,000	166,882

98

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Drugs (continued)
AbbVie, Inc. Senior Notes 4.88% due 11/14/2048	$215,000	$201,945
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	175,000	177,190
Pfizer, Inc. Senior Notes 3.00% due 09/15/2021#	168,000	169,073

		715,090

Medical - Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	271,000	255,322

Medical - HMO — 0.2%
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	1,280,000	1,257,275
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	231,000	237,137
UnitedHealth Group, Inc. Senior Notes 4.45% due 12/15/2048	220,000	229,461

		1,723,873

Medical - Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	209,000	218,337
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,039,000	1,095,810

		1,314,147

Medical - Wholesale Drug Distribution — 0.1%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	102,000	104,468
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	533,000	468,091

		572,559

Metal Processors & Fabrication — 0.2%
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,508,000	1,519,310

Metal - Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,708,000	1,683,200

Metal - Iron — 0.2%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	1,624,000	1,587,460

Multimedia — 0.2%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	1,315,000	1,265,687

Security Description	Principal Amount(9)		Value (Note 2)

Multimedia (continued)
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045		$236,000	$222,577
Warner Media LLC Company Guar. Notes 1.95% due 09/15/2023	EUR	550,000	648,882

			2,137,146

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021		382,000	378,202

Office Supplies & Forms — 0.1%
Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028		401,000	414,964

Oil Companies - Exploration & Production — 1.4%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036		231,000	259,948
Apache Corp. Senior Notes 4.38% due 10/15/2028		96,000	94,374
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026		1,460,000	1,460,000
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*		1,725,000	1,086,750
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*		1,700,000	1,411,000
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*		1,929,000	1,854,251
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*		1,498,000	1,460,550
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037		147,000	169,574
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047		466,000	436,019
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#		1,169,000	1,095,937
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023		782,000	118,278
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026		1,250,000	1,296,875
WildHorse Resource Development Corp. Company Guar. Notes 6.88% due 02/01/2025(6)		1,574,000	1,595,642

			12,339,198

Oil Companies - Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.25% due 05/06/2022		265,000	266,997

99

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated (continued)
BP Capital Markets America, Inc. Company Guar. Notes 4.23% due 11/06/2028	$314,000	$330,311
Chevron Corp. Senior Notes 2.90% due 03/03/2024	367,000	365,453

		962,761

Oil Field Machinery & Equipment — 0.4%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,409,000	1,236,398
Hi-Crush Partners LP Senior Notes 9.50% due 08/01/2026*#	2,620,000	2,010,850

		3,247,248

Oil - Field Services — 0.6%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	1,016,000	1,014,730
Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*	1,455,000	1,076,700
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	745,000	745,000
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,322,000	813,030
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	282,000	283,401
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,230,000	1,251,525
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 09/01/2027*	312,000	318,240

		5,502,626

Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	515,000	509,468
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	473,000	478,086
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	139,000	144,037

		1,131,591

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	157,000	156,372

Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038*	277,000	275,234

Security Description	Principal Amount(9)	Value (Note 2)

Pharmacy Services (continued)
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	$495,000	$480,363
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	143,000	141,400
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	99,568	100,155
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	62,073	66,268
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	134,459	145,577

		1,208,997

Pipelines — 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Senior Notes 5.75% due 03/01/2027*	756,000	761,670
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	60,000	63,901
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	1,955,000	2,165,162
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	230,000	228,457
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	1,489,000	1,507,910
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	228,000	234,373
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	250,000	260,765
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	191,000	204,971
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	72,000	67,131
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	107,000	104,726
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	18,000	15,210
Enterprise Products Operating LLC Company Guar. Notes 4.80% due 02/01/2049	267,000	271,399
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,403,000	1,304,804
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	678,000	679,688
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,252,000	1,283,300

100

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024		$288,000	$296,349
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038		113,000	135,115
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	1,090,000	1,275,403
Magellan Midstream Partners LP Senior Notes 4.85% due 02/01/2049		215,000	218,357
MPLX LP Senior Notes 4.00% due 03/15/2028		274,000	264,611
MPLX LP Senior Notes 4.13% due 03/01/2027		146,000	143,155
MPLX LP Senior Notes 5.50% due 02/15/2049		455,000	465,126
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*		297,000	299,970
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022		2,179,000	2,121,801
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022		1,743,000	1,725,570
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026		254,000	252,242
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044		273,000	287,572

			16,638,738

Platinum — 0.1%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		530,000	504,740

Poultry — 0.2%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*#		1,990,000	1,955,175

Publishing - Books — 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*#		1,680,000	1,352,400

Radio — 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*		1,280,000	1,283,200

Real Estate Investment Trusts — 2.0%
American Tower Corp. Senior Notes 1.95% due 05/22/2026	EUR	400,000	460,121
American Tower Corp. Senior Notes 4.00% due 06/01/2025		249,000	251,430

Security Description	Principal Amount(9)	Value (Note 2)

Real Estate Investment Trusts (continued)
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	$335,000	$330,616
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049	257,000	256,268
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,362,000	1,368,810
ERP Operating LP Senior Notes 4.15% due 12/01/2028	194,000	201,537
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,990,000	1,980,050
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	1,045,000	992,750
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	1,020,000	966,450
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,035,000	1,066,423
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	1,290,000	1,220,663
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,385,000	1,357,300
iStar, Inc. Senior Notes 6.00% due 04/01/2022	616,000	615,230
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	555,000	568,181
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,364,000	1,353,770
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	1,575,000	1,496,619
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	327,000	335,534
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	2,250,000	2,188,800

		17,010,552

Real Estate Management/Services — 0.5%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,006,000	1,960,865
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023*	1,269,000	1,275,821
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*#	1,554,000	1,406,370

		4,643,056

101

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development — 0.2%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	$1,310,000	$1,316,262

Rental Auto/Equipment — 0.3%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,469,000	1,355,153
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*#	1,479,000	1,379,892

		2,735,045

Retail - Appliances — 0.2%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,917,000	1,801,980

Retail - Automobile — 0.2%
AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024	308,000	288,775
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	1,325,000	1,311,750

		1,600,525

Retail - Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.50% due 12/06/2048	419,000	443,189

Retail - Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 2.55% due 04/11/2023	701,000	694,854

Retail - Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 4.80% due 11/18/2044	154,000	143,815

Retail - Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	672,000	676,516

Retail - Office Supplies — 0.3%
Staples, Inc. Company Guar. Notes 8.50% due 09/15/2025*	2,315,000	2,268,700

Retail - Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	1,163,000	1,177,886

Retail - Restaurants — 0.4%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,208,000	1,162,700
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	351,000	320,841
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	1,236,000	1,273,080

Security Description	Principal Amount(9)		Value (Note 2)

Retail - Restaurants (continued)
McDonald’s Corp. Senior Notes 4.45% due 09/01/2048		$542,000	$527,281

			3,283,902

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(5)(6)(7)(8)		25,000	0

Satellite Telecom — 0.2%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026		1,684,000	1,656,635

Savings & Loans/Thrifts — 0.2%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		849,000	931,042
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028		532,000	534,890

			1,465,932

Security Services — 0.2%
ADT Corp. Senior Sec. Notes 4.13% due 06/15/2023		1,701,000	1,669,106

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*		806,000	791,895
Lam Research Corp. Senior Notes 4.00% due 03/15/2029		248,000	248,066

			1,039,961

Steel - Producers — 0.3%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026		1,169,000	1,148,543
United States Steel Corp. Senior Notes 6.88% due 08/15/2025		1,560,000	1,536,600

			2,685,143

Telecommunication Equipment — 0.1%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025*		879,000	909,765

Telephone - Integrated — 1.0%
AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	625,000	705,061
AT&T, Inc. Senior Notes 4.35% due 03/01/2029		249,000	248,001
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		911,000	858,132
AT&T, Inc. Senior Notes 4.90% due 08/15/2037		527,000	508,219

102

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024#		$3,000,000	$3,173,437
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031#		1,835,000	1,009,250
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024		2,350,000	1,327,750
Verizon Communications, Inc. Senior Bonds 2.88% due 01/15/2038	EUR	330,000	392,103
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		157,000	157,290
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		563,000	612,876

			8,992,119

Television — 0.5%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		1,530,000	1,663,875
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024		238,000	236,578
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*		1,100,000	1,095,875
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*		273,000	275,730
Gray Television, Inc. Senior Notes 7.00% due 05/15/2027*		895,000	946,462

			4,218,520

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026		354,000	352,889
Stanley Black & Decker, Inc. Senior Notes 4.85% due 11/15/2048		209,000	218,048

			570,937

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 4.35% due 02/15/2024		407,000	413,161
GATX Corp. Senior Notes 4.70% due 04/01/2029		135,000	136,779

			549,940

Transport - Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028		261,000	255,472

Transport - Rail — 0.1%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048		220,000	219,818

Security Description	Principal Amount(9)		Value (Note 2)

Transport - Rail (continued)
Norfolk Southern Corp. Senior Notes 5.10% due 08/01/2118		$348,000	$348,333

			568,151

Transport - Services — 0.0%
FedEx Corp. Company Guar. Notes 4.95% due 10/17/2048		215,000	213,320

Transport - Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026		354,000	353,195

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.65% due 07/29/2021*		257,000	258,485
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*		435,000	428,491

			686,976

Total U.S. Corporate Bonds & Notes
(cost $286,779,290)			282,064,894

FOREIGN CORPORATE BONDS & NOTES — 14.1%
Agricultural Chemicals — 0.4%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		1,540,000	1,501,500
Nutrien, Ltd. Senior Notes 3.63% due 03/15/2024		231,000	227,968
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*		1,279,000	1,323,765

			3,053,233

Airport Development/Maintenance — 0.1%
Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026		1,300,000	1,191,138

Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC Aptive PLC 5.40% due 03/15/2049		142,000	141,373
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		1,810,000	1,610,556
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*		523,000	522,027

			2,273,956

Banks - Commercial — 1.2%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*		497,000	498,933
Banco Bilbao Vizcaya Argentaria SA Senior Notes 1.38% due 05/14/2025	EUR	800,000	908,461
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		970,000	914,235
Banco Internacional del Peru SAA Interbank Senior Notes 3.38% due 01/18/2023		1,000,000	979,000

103

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Bank of Montreal Senior Notes 3.30% due 02/05/2024		$497,000	$495,634
BPCE SA Sub. Notes 4.63% due 07/18/2023	EUR	1,100,000	1,431,784
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020		381,000	376,192
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	1,145,000	1,399,928
Danske Bank A/S Senior Notes 0.88% due 05/22/2023	EUR	650,000	718,919
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*		522,000	537,920
ING Groep NV Senior Notes 4.63% due 01/06/2026*		220,000	226,922
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*		307,000	287,341
Malayan Banking Bhd Sub. Notes 3.91% due 10/29/2026		550,000	545,380
National Australia Bank, Ltd. Senior Notes 3.63% due 06/20/2023		456,000	461,453
Standard Chartered PLC Senior Notes 1.63% due 10/03/2027	EUR	650,000	743,841

			10,525,943

Banks - Special Purpose — 0.1%
KFW Government Guar. Notes 2.63% due 02/28/2024		584,000	583,248

Broadcast Services/Program — 0.0%
Fox Corp. Company Guar. Notes 4.03% due 01/25/2024*		353,000	360,297

Building Societies — 0.1%
Nationwide Building Society Senior Notes 1.50% due 03/08/2026	EUR	725,000	816,854
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*		279,000	254,818

			1,071,672

Building - Residential/Commercial — 0.2%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*		1,431,000	1,375,102

Cable/Satellite TV — 1.0%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		2,170,000	2,099,475
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		419,000	421,095

Security Description	Principal Amount(9)		Value (Note 2)

Cable/Satellite TV (continued)
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#		$2,665,000	$2,366,853
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029		369,000	376,896
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048		264,000	274,669
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		1,470,000	1,442,437
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		1,279,000	1,307,778

			8,289,203

Cellular Telecom — 0.3%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		1,654,000	1,620,920
Millicom International Cellular SA Senior Notes 6.00% due 03/15/2025		510,000	518,287
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*		200,000	207,450
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*		200,000	201,912

			2,548,569

Chemicals - Diversified — 0.8%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		290,000	284,925
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 4.88% due 03/14/2025		1,300,000	1,348,572
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		1,955,000	1,867,025
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		930,000	883,500
Solvay SA Senior Notes 1.63% due 12/02/2022	EUR	1,000,000	1,187,030
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*		1,415,000	1,330,100

			6,901,152

Computers - Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025		1,385,000	1,332,496

Consumer Products - Misc. — 0.1%
Controladora Mabe SA de CV Company Guar. Notes 5.60% due 10/23/2028		655,000	649,269

104

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Containers - Paper/Plastic — 0.2%
Intertape Polymer Group, Inc. Senior Notes 7.00% due 10/15/2026*		$1,490,000	$1,501,175

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		1,325,000	1,311,750

Diamonds/Precious Stones — 0.1%
Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		520,000	483,600

Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 4.27% due 07/23/2029		196,000	201,313
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*		271,000	270,635
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*		405,000	417,117
Credit Suisse Group AG Senior Notes 1.25% due 07/17/2025	EUR	750,000	850,041
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021		201,000	200,175
Lloyds Banking Group PLC Senior Notes 0.63% due 01/15/2024	EUR	650,000	720,243
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024		945,000	944,920
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023		979,000	983,340
Morgan Stanley Senior Notes 4.43% due 01/23/2030		301,000	311,070
Royal Bank of Scotland Group PLC Senior Notes 1.75% due 03/02/2026	EUR	675,000	764,326
Royal Bank of Scotland Group PLC Senior Notes 2.50% due 03/22/2023	EUR	750,000	889,937
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024		260,000	261,329
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	875,000	1,060,255
UBS Group Funding Switzerland AG Company Guar. Bonds 1.25% due 09/01/2026	EUR	850,000	966,601
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*		828,000	825,798
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		606,000	541,492

Security Description	Principal Amount(9)		Value (Note 2)

Diversified Banking Institutions (continued)
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		$377,000	$386,002

			10,594,594

Diversified Manufacturing Operations — 0.2%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*		783,000	777,258
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.88% due 03/10/2028#	EUR	1,000,000	1,327,282

			2,104,540

Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 3.25% due 04/03/2023	EUR	835,000	1,028,708
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 5.13% due 03/15/2023*		1,550,000	1,546,125

			2,574,833

Diversified Operations — 0.1%
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027		720,000	699,674

Electric - Generation — 0.3%
Electricite de France SA Senior Notes 1.00% due 10/13/2026	EUR	700,000	793,759
Electricite de France SA Senior Notes 4.88% due 09/21/2038*		245,000	241,279
Electricite de France SA Senior Notes 5.00% due 09/21/2048*#		200,000	196,742
Greenko Investment Co. Senior Sec. Notes 4.88% due 08/16/2023		470,000	443,656
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		1,300,000	1,326,099

			3,001,535

Electric - Integrated — 0.6%
Capex SA Senior Notes 6.88% due 05/15/2024		900,000	794,250
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	1,175,000	1,391,540
EDP Finance BV Senior Notes 3.63% due 07/15/2024*		207,000	202,053
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*		639,000	589,356
Gas Natural Fenosa Finance BV Company Guar. Notes 1.38% due 01/21/2025	EUR	700,000	819,782
Iberdrola Finanzas SA Company Guar. Notes 1.00% due 03/07/2025	EUR	1,100,000	1,269,474

			5,066,455

105

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Finance - Commercial — 0.1%
Azure Orbit IV International Finance, Ltd. Company Guar. Notes 3.75% due 01/25/2023		$500,000	$494,443
Unifin Financiera SAB de CV Company Guar. Notes 7.25% due 09/27/2023		520,000	514,805

			1,009,248

Finance - Leasing Companies — 0.1%
CDBL Funding 1 Company Guar. Notes 3.00% due 04/24/2023		500,000	480,374
ICBCIL Finance Co., Ltd. Senior Notes 3.63% due 11/15/2027		500,000	471,066

			951,440

Food - Meat Products — 0.2%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*		2,059,000	2,116,652

Gambling (Non-Hotel) — 0.1%
LHMC Finco SARL Senior Sec. Notes 7.88% due 12/20/2023*		870,000	889,575

Insurance - Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028		303,000	282,990

Machinery - Farming — 0.1%
CNH Industrial Finance Europe SA Company Guar. Notes 1.88% due 01/19/2026	EUR	600,000	680,811
CNH Industrial NV Senior Notes 3.85% due 11/15/2027		305,000	282,833
CNH Industrial NV Senior Notes 4.50% due 08/15/2023		222,000	226,307

			1,189,951

Medical - Drugs — 0.7%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*		371,000	374,246
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*		2,636,000	2,622,820
Bayer Capital Corp BV Company Guar. Notes 1.50% due 06/26/2026	EUR	700,000	800,723
Novartis Finance SA Company Guar. Notes 1.63% due 11/09/2026	EUR	900,000	1,096,694
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023		251,000	242,257
Takeda Pharmaceutical Co., Ltd. Senior Notes 4.40% due 11/26/2023*		572,000	591,086

			5,727,826

Security Description	Principal Amount(9)		Value (Note 2)

Medical - Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025		$209,000	$206,447

Medical - Hospitals — 0.3%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		2,500,000	2,592,975

Metal - Copper — 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		725,000	686,937
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		814,000	799,755

			1,486,692

Metal - Diversified — 0.2%
Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022		1,300,000	1,261,862
Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	300,000	423,488

			1,685,350

Oil & Gas Drilling — 0.3%
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*		1,007,000	941,545
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*		1,400,000	1,337,000

			2,278,545

Oil Companies - Exploration & Production — 0.5%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		194,000	236,017
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023		257,000	261,931
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		1,979,000	1,944,368
Nostrum Oil & Gas Finance BV Company Guar. Notes 7.00% due 02/16/2025*		1,040,000	609,357
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026		880,000	847,482
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*		273,000	271,639

			4,170,794

Oil Companies - Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	1,200,000	1,554,417
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#		239,000	227,719

106

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated (continued)
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	$302,000	$276,225
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*	600,000	617,480
Petro-Canada Senior Notes 5.95% due 05/15/2035	154,000	173,205
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028	470,000	476,815
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029	1,000,000	951,400
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	2,200,000	1,991,000

		6,268,261

Oil - Field Services — 0.2%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	1,793,000	1,429,917

Paper & Related Products — 0.2%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	535,000	536,337
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	868,000	850,640

		1,386,977

Pharmacy Services — 0.0%
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048*	273,000	270,047

Pipelines — 0.1%
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028	690,000	691,725

Satellite Telecom — 0.8%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*	1,570,000	1,562,150
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023#	3,482,000	3,177,325
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*	685,000	691,644
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	1,457,000	1,566,275

		6,997,394

Security Services — 0.1%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	1,275,000	1,220,813

Security Description	Principal Amount(9)		Value (Note 2)

Semiconductor Components - Integrated Circuits — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		$283,000	$290,918

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(5)(6)(7)(8)		560,000	0

SupraNational Banks — 0.0%
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		332,000	341,503

Telephone - Integrated — 0.4%
Orange SA Senior Notes 1.38% due 03/20/2028	EUR	400,000	454,488
Orange SA Senior Notes 1.88% due 09/12/2030	EUR	600,000	695,846
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		231,000	236,775
Telefonica Emisiones SA Company Guar. Notes 5.52% due 03/01/2049		530,000	529,206
Telefonica Emisiones SAU Company Guar. Notes 2.93% due 10/17/2029	EUR	700,000	874,156
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		562,000	514,513

			3,304,984

Transport - Equipment & Leasing — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*		1,775,000	1,792,750
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*		374,000	383,350

			2,176,100

Transport - Marine — 0.2%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025#*		475,000	470,511
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025		1,650,000	1,634,408

			2,104,919

Transport - Rail — 0.3%
Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021		173,000	172,273
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		177,000	205,806
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		1,700,000	1,946,595

			2,324,674

107

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Transport - Services — 0.1%
Rumo Luxembourg SARL Company Guar. Notes 7.38% due 02/09/2024		$870,000	$933,771

Total Foreign Corporate Bonds & Notes
(cost $124,305,008)			121,823,922

FOREIGN GOVERNMENT OBLIGATIONS — 11.0%
Sovereign — 10.9%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027		2,900,000	2,823,933
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029*		1,200,000	1,229,400
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		4,750,000	4,859,744
Dominican Republic Senior Bonds 6.85% due 01/27/2045#		3,600,000	3,744,000
Dominican Republic Senior Bonds 6.88% due 01/29/2026*		400,000	433,500
Federal Republic of Nigeria Senior Notes 7.14% due 02/23/2030*		1,300,000	1,295,177
Federal Republic of Nigeria Senior Notes 7.63% due 11/28/2047		1,650,000	1,600,500
Gabonese Republic Bonds 6.38% due 12/12/2024		1,000,000	963,920
Government of Jamaica Senior Notes 6.75% due 04/28/2028		1,650,000	1,826,270
Government of Mongolia Senior Notes 5.63% due 05/01/2023		1,000,000	1,008,622
Government of Ukraine Senior Notes 7.38% due 09/25/2032*		2,150,000	1,851,842
Government of Ukraine Senior Notes 7.75% due 09/01/2022		700,000	680,750
Government of Ukraine Senior Notes 7.75% due 09/01/2023		1,200,000	1,150,375
Government of Ukraine Senior Notes 7.75% due 09/01/2025		700,000	651,686
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*#		900,000	878,652
Kingdom of Saudi Arabia Senior Notes 4.38% due 04/16/2029*		1,800,000	1,835,964
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	350,000	619,753
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031		3,621,999	3,692,628
Republic of Argentina Senior Notes 5.88% due 01/11/2028#		1,995,000	1,556,100

Security Description	Principal Amount(9)	Value (Note 2)

Sovereign (continued)
Republic of Argentina Senior Notes 6.88% due 01/26/2027	$1,500,000	$1,245,000
Republic of Argentina Senior Notes 8.28% due 12/31/2033	3,785,503	3,240,428
Republic of Belarus Senior Notes 6.88% due 02/28/2023	1,000,000	1,041,620
Republic of Belarus Senior Notes 7.63% due 06/29/2027	1,900,000	2,043,868
Republic of Colombia Senior Notes 4.38% due 07/12/2021	500,000	511,250
Republic of Colombia Senior Notes 8.13% due 05/21/2024	2,050,000	2,439,500
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045	1,300,000	1,239,875
Republic of El Salvador Senior Notes 6.38% due 01/18/2027	2,500,000	2,443,750
Republic of El Salvador Senior Notes 7.63% due 02/01/2041	1,250,000	1,270,625
Republic of Ghana Senior Notes 7.63% due 05/16/2029	1,400,000	1,355,936
Republic of Ghana Senior Notes 8.63% due 06/16/2049	1,800,000	1,705,500
Republic of Guatemala Senior Notes 4.88% due 02/13/2028	1,795,000	1,762,905
Republic of Honduras Senior Notes 6.25% due 01/19/2027	2,800,000	2,894,556
Republic of Hungary Senior Notes 7.63% due 03/29/2041	900,000	1,311,773
Republic of Indonesia Senior Notes 3.70% due 01/08/2022	1,500,000	1,506,063
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*	1,900,000	1,762,250
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033	1,300,000	1,205,750
Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024	1,800,000	1,838,304
Republic of Kenya Senior Notes 6.88% due 06/24/2024	900,000	923,850
Republic of Panama Senior Notes 6.70% due 01/26/2036	1,180,000	1,495,650
Republic of Paraguay Senior Notes 5.00% due 04/15/2026	1,200,000	1,246,188

108

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		$1,500,000	$1,645,470
Republic of Senegal Bonds 6.25% due 05/23/2033		2,200,000	2,090,000
Republic of Senegal Senior Notes 6.75% due 03/13/2048*		1,700,000	1,548,020
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		550,000	536,911
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		2,800,000	2,733,363
Republic of Turkey Senior Notes 6.88% due 03/17/2036		1,570,000	1,507,200
Republic of Turkey Senior Notes 7.00% due 06/05/2020		1,000,000	1,026,772
Republic of Turkey Senior Notes 7.38% due 02/05/2025		1,000,000	1,046,000
Republic of Turkey Senior Notes 11.88% due 01/15/2030		588,000	801,985
State of Kuwait Senior Notes 2.75% due 03/20/2022		2,400,000	2,377,411
State of Qatar Senior Notes 4.50% due 04/23/2028		3,000,000	3,168,750
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		5,700,000	5,145,333
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	600,000	808,815
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	250,000	444,679
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,185,000	2,188,988
United Mexican States Senior Notes 4.50% due 04/22/2029		255,000	256,660
United Mexican States Senior Bonds 4.75% due 03/08/2044		216,000	204,770

			94,718,584

Sovereign Agency — 0.1%
Kommunalbanken AS Senior Notes 2.75% due 02/05/2024*		447,000	447,353

Total Foreign Government Obligations
(cost $95,530,549)			95,165,937

U.S. GOVERNMENT AGENCIES — 23.4%
Federal Home Loan Mtg. Corp. — 4.6%
2.50% due 01/01/2028		194,310	191,795
2.50% due 04/01/2028		417,348	411,948

Security Description	Principal Amount(9)	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
2.50% due 03/01/2031	$270,538	$265,595
2.50% due 10/01/2032	3,661,584	3,594,679
2.50% due 11/01/2032	1,671,400	1,644,380
3.00% due 04/01/2043	420,606	413,628
3.00% due 11/01/2046	10,017,031	9,816,663
3.50% due 03/01/2042	280,776	283,391
3.50% due 04/01/2042	536,154	541,147
3.50% due 08/01/2042	469,093	473,461
3.50% due 09/01/2043	43,600	43,998
3.50% due 07/01/2045	4,844,601	4,870,234
3.50% due 11/01/2047	2,277,982	2,281,719
3.50% due 03/01/2048	12,443,737	12,490,313
4.00% due 01/01/2046	310,995	319,937
4.00% due 01/01/2047	75,197	77,568
4.50% due 02/01/2020	1,057	1,074
4.50% due 08/01/2020	1,290	1,311
4.50% due 03/01/2023	15,854	16,110
5.00% due 05/01/2034	56,974	61,189
5.00% due 11/01/2043	45,756	48,946
5.50% due 06/01/2022	12,290	12,623
5.50% due 07/01/2035	16,592	18,048
6.00% due 03/01/2040	45,406	49,888
6.50% due 02/01/2036	8,843	9,954
Federal Home Loan Mtg. Corp. FRS
4.33% (6 ML+1.49%) due 02/01/2037	14,781	15,207
4.52% (12 ML+1.89%) due 11/01/2037	135,391	142,437
Federal Home Loan Mtg. Corp. REMIC
Series 4800, Class KG 3.50% due 11/15/2045(2)	200,000	199,357
Series 3820, Class DA 4.00% due 11/15/2035(2)	844,551	849,465
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.31% (6.80%-1 ML) due 09/15/2039(2)(4)(10)	142,254	16,070
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2015-HQA2, Class M2 5.29% (1 ML+2.80%) due 05/25/2028(2)	98,403	100,451
Federal Home Loan Mtg. Corp., REMIC Series 4740, Class BA 3.00% due 09/15/2045(2)	487,242	485,439

		39,748,025

Federal National Mtg. Assoc. — 16.6%
2.50% due 12/01/2026	630,462	622,027
2.50% due 08/01/2031	3,223,535	3,166,226
2.50% due 02/01/2032	1,223,365	1,201,212
3.00% due 10/01/2027	187,825	187,761
3.00% due 12/01/2027	221,320	221,419
3.00% due 03/01/2030	2,630,156	2,628,089
3.00% due 10/01/2030	339,156	338,740
3.00% due 12/01/2042	150,024	147,422
3.00% due 08/01/2046	10,048,732	9,840,170
3.00% due 01/01/2047	3,162,862	3,094,195
3.00% due 04/01/2047	4,285,021	4,191,870
3.00% due 09/01/2048	5,369,254	5,252,721
3.50% due 09/01/2026	175,282	178,215
3.50% due 08/01/2027	46,883	47,659
3.50% due 10/01/2028	193,942	197,819
3.50% due 03/01/2033	1,797,888	1,827,614

109

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 08/01/2033	$3,881,307	$3,945,481
3.50% due 08/01/2042	256,725	255,376
3.50% due 10/01/2045	483,280	485,530
3.50% due 11/01/2045	395,258	396,792
3.50% due 07/01/2046	5,004,978	5,028,277
3.50% due 01/01/2047	831,121	833,791
3.50% due 12/01/2047	22,568,147	22,615,142
3.50% due 04/01/2048	10,626,416	10,641,642
3.50% due March 15 TBA	2,420,000	2,458,710
3.50% due March 30 TBA	3,080,000	3,081,444
4.00% due 11/01/2025	90,639	93,307
4.00% due 03/01/2039	4,200,000	4,312,833
4.00% due 12/01/2040	32,056	32,971
4.00% due 01/01/2043	1,972,366	2,033,680
4.00% due 10/01/2043	525,476	540,268
4.00% due 10/01/2044	263,283	269,794
4.00% due 02/01/2045	2,878,061	2,970,247
4.00% due 06/01/2046	611,437	625,734
4.00% due 01/01/2047	24,643	25,210
4.00% due 05/01/2047	635,700	650,242
4.00% due 07/01/2047	4,314,457	4,412,826
4.00% due 08/01/2047	7,803,692	7,981,015
4.00% due 06/01/2048	4,109,383	4,208,135
4.00% due 01/01/2049	3,987,636	4,067,675
4.00% due 03/01/2049	4,000,000	4,080,288
4.50% due 06/01/2019	552	561
4.50% due 03/01/2042	249,611	261,526
4.50% due 08/01/2045	3,962,154	4,189,798
4.50% due 11/01/2047	2,455,357	2,543,553
4.50% due 10/01/2048	2,289,167	2,370,328
4.50% due 11/01/2048	4,901,271	5,076,441
5.00% due 01/01/2023	21,339	21,745
5.00% due 04/01/2023	21,917	22,442
5.00% due 03/01/2037	7,005	7,349
5.00% due 05/01/2040	180,880	193,671
5.00% due 06/01/2040	55,810	59,756
5.00% due 07/01/2040	19,637	21,019
5.00% due 02/01/2045	528,150	565,527
5.50% due 08/01/2037	214,026	232,839
5.50% due 06/01/2038	28,051	30,369
6.00% due 02/01/2032	3,077	3,308
6.00% due 10/01/2034	118	127
6.00% due 09/01/2038	52,729	58,013
6.00% due 11/01/2038	15,473	17,043
6.00% due 06/01/2040	13,027	14,350
6.50% due 11/01/2037	40,259	45,744
Federal National Mtg. Assoc. FRS
4.27% (6 ML+1.54%) due 09/01/2035	108,459	112,126
4.31% (12 ML+1.66%) due 07/01/2039	90,255	93,994
4.31% (1 Yr USTYCR+2.26%) due 11/01/2036	47,591	50,077
4.34% (12 ML+1.57%) due 05/01/2037	24,963	25,986
4.53% (1 Yr USTYCR+2.21%) due 10/01/2035	113,826	119,549
4.57% (12 ML+1.82%) due 10/01/2040	26,790	28,004
4.58% (12 ML+1.91%) due 08/01/2035	80,516	84,681
4.66% (12 ML+1.76%) due 05/01/2040	114,600	119,918

Security Description	Principal Amount(9)	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.67% (12 ML+1.83%) due 10/01/2040	$67,114	$70,056
Federal National Mtg. Assoc. REMIC Series 2017-100, Class NP 3.00% due 12/25/2047(2)	1,156,650	1,129,215
Series 2017-94, Class DA 3.00% due 06/25/2045(2)	2,083,234	2,068,981
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	2,786,755	2,724,430
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	1,419,912	1,380,400

		142,932,495

Government National Mtg. Assoc. — 2.2%
3.00% due 03/20/2046	385,162	381,309
3.00% due 05/20/2046	5,527,400	5,471,210
3.50% due 03/20/2047	440,492	444,920
4.00% due 05/20/2048	4,664,819	4,792,233
4.50% due 10/20/2045	4,292,094	4,503,428
4.50% due 04/20/2047	3,363,467	3,499,930

		19,093,030

Total U.S. Government Agencies
(cost $202,673,983)		201,773,550

U.S. GOVERNMENT TREASURIES — 5.4%
United States Treasury Bonds — 0.1%
3.00% due 08/15/2048	200,000	196,531
3.38% due 11/15/2048	660,000	697,641

		894,172

United States Treasury Notes — 5.3%
1.38% due 08/31/2020	282,000	277,153
1.63% due 08/31/2019	1,000,000	995,430
2.25% due 02/29/2020	620,000	618,159
2.25% due 11/15/2027	10,000,000	9,661,328
2.38% due 02/29/2024	4,670,000	4,640,630
2.38% due 04/30/2020	1,000,000	997,969
2.50% due 05/31/2020	13,000,000	12,990,859
2.50% due 01/31/2024#	1,771,000	1,769,893
2.63% due 02/15/2029	670,000	664,897
2.88% due 10/31/2020	12,000,000	12,062,813
2.88% due 11/30/2025	500,000	508,145
3.13% due 11/15/2028	169,000	174,875

		45,362,151

Total U.S. Government Treasuries
(cost $46,247,237)		46,256,323

LOANS(11)(12)(13) — 5.4%
Aerospace/Defense - Equipment — 0.1%
TransDigm, Inc. FRS BTL-F 4.99% (1 ML+2.50%) due 06/09/2023	433,907	428,122

Auto Repair Centers — 0.1%
Mavis Tire Express Services Corp. FRS Delayed Draw 5.74% (3ML+3.25%) due 03/20/2025(18)	51,217	49,936
Mavis Tire Express Services Corp. FRS Delayed Draw 5.74% (1ML+3.25%) due 03/20/2025	683	666

110

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

LOANS (continued)
Auto Repair Centers (continued)
Mavis Tire Express Services Corp. FRS 1st Lien 5.74% (1 ML+3.25%) due 03/20/2025	$387,125	$377,447
Wand NewCo 3, Inc. FRS 1st Lien 6.01% (3 ML+3.50%) due 02/05/2026	102,777	102,938

		530,987

Auto - Heavy Duty Trucks — 0.0%
Navistar Financial Corp. FRS BTL-B coupon TBD due 07/30/2025	84,444	84,127
Navistar Financial Corp. FRS 6.25% (1 ML+3.75%) due 07/30/2025	232,154	231,284

		315,411

Broadcast Services/Program — 0.1%
NEP Group, Inc. FRS BTL coupon TBD due 10/20/2025	435,000	435,000
Univision Communications, Inc. FRS 1st Lein 5.24% (1 ML+2.75%) due 03/15/2024	440,692	409,292

		844,292

Building & Construction Products - Misc. — 0.1%
Forterra Finance LLC FRS BTL-B 5.49% (1 ML+3.00%) due 10/25/2023	905,734	838,559

Building & Construction - Misc. — 0.0%
Verra Mobility Corp. FRS 1st Lien 6.24% (1 ML+3.75%) due 02/28/2025	417,880	419,447

Building Products - Air & Heating — 0.0%
API Heat Transfer ThermaSys Corp. FRS 1st Lien 8.50% (USFRBPLR+3.00%) due 05/03/2019	382,225	344,002

Building Products - Doors & Windows — 0.1%
CHI Doors Holding Corp. FRS 1st Lien 5.74% (1 ML+3.25%) due 07/29/2022	836,379	833,242

Building - Maintenance & Services — 0.0%
Allied Universal Holdco LLC FRS 1st Lein 6.74% (1 ML+4.25%) due 07/28/2022	430,000	423,335

Cable/Satellite TV — 0.2%
Altice France SA FRS BTL-B13 6.49% (1 ML+4.00%) due 08/14/2026	443,888	431,681

Security Description	Principal Amount(9)	Value (Note 2)

Cable/Satellite TV (continued)
CSC Holdings LLC FRS BTL-B 4.99% (1 ML+2.50%) due 01/25/2026	$838,663	$831,674
Unitymedia Finance LLC FRS BTL-B 4.74% (1 ML+2.25%) due 09/30/2025	205,550	204,265
Unitymedia Finance LLC FRS coupon TBD due 09/30/2025	224,450	223,047

		1,690,667

Casino Services — 0.0%
Stars Group Holdings FRS BTL 6.30% (3ML+3.50%) due 07/10/2025	141,806	141,857
Stars Group Holdings FRS BTL coupon TBD due 07/10/2025	276,988	277,087

		418,944

Cellular Telecom — 0.1%
Sprint Communications, Inc. FRS BTL-B 5.50% (1 ML+3.00%) due 02/02/2024	370,477	366,772
Sprint Communicatons, Inc. FRS BTL coupon TBD due 02/02/2024	65,000	64,350

		431,122

Chemicals - Specialty — 0.1%
LTI Holdings, Inc. FRS 1st Lien 5.99% (1 ML+3.50%) due 09/06/2025	93,271	91,172
LTI Holdings, Inc. FRS BTL coupon TBD due 09/06/2025	195,000	190,613
LTI Holdings, Inc. FRS 2nd Lien 9.24% (1 ML+6.75%) due 09/06/2026	16,595	15,848
LTI Holdings, Inc. FRS BTL coupon TBD due 09/06/2026	145,000	138,475
Starfruit US HoldCo. LLC FRS BTL-B 5.76% (1 ML+3.25%) due 10/01/2025	436,588	434,406

		870,514

Commercial Services - Finance — 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 6.24% (1 ML+3.75%) due 10/01/2025	442,159	435,066
MoneyGram International, Inc. FRS BTL-B 5.74% (1 ML+3.25%) due 03/27/2020	349,930	322,810

111

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

LOANS (continued)
Commercial Services - Finance (continued)
Verscend Holding Corp. FRS BTL-B 6.99% (1 ML+4.50%) due 08/24/2025	$86,701	$86,539

		844,415

Computer Data Security — 0.0%
McAfee LLC FRS BTL-B1 6.24% (1 ML+3.75%) due 09/30/2024	425,000	425,664

Computer Services — 0.1%
Alion Science & Tech Corp. FRS BTL-B 6.99% (1 ML+4.50%) due 08/19/2021	460,658	459,218

Computer Software — 0.1%
Rackspace Hosting, Inc. FRS 1st Lien 5.63% (3 ML+3.00%) due 11/03/2023	1,146	1,090
Rackspace Hosting, Inc. FRS 1st Lien 5.74% (3 ML+3.00%) due 11/03/2023	450,362	428,407
Vertafore, Inc. FRS 1st Lein 6.05% (3 ML+3.25%) due 07/02/2025	225,000	222,234
Vertafore, Inc. FRS 2nd Lien 10.05% (3 ML+7.25%) due 07/02/2026	216,071	213,370

		865,101

Consulting Services — 0.0%
AlixPartners LLP FRS BTL 5.24% (1 ML+2.75%) due 04/04/2024	219,442	218,893
Stiphout Finance LLC FRS 1st Lien 5.49% (1 ML+3.00%) due 10/26/2022	78,148	76,195

		295,088

Containers - Metal/Glass — 0.1%
BWAY Corp. FRS BTL coupon TBD due 04/03/2024	446,000	436,968

Containers - Paper/Plastic — 0.1%
Charter NEX US, Inc. FRS 1st Lien coupon TBD due 05/16/2024	445,000	434,709

Dialysis Centers — 0.0%
U.S. Renal Care, Inc. FRS 1st Lien 7.05% (3 ML+4.25%) due 12/30/2022	206,097	205,582

Security Description	Principal Amount(9)	Value (Note 2)

Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC FRS BTL 5.49% (1 ML+3.00%) due 05/15/2022	$428,909	$419,794

Distribution/Wholesale — 0.1%
Univar USA, Inc. FRS BTL-B3 4.74% (1 ML+2.25%) due 07/01/2024	336,115	335,359
Univar USA, Inc. FRS BTL coupon TBD due 07/01/2024	98,600	98,378

		433,737

E-Commerce/Services — 0.1%
RentPath LLC FRS 2nd Lien 11.50% (1 ML+9.00%) due 12/17/2022	2,178,597	653,579

Electronic Components - Misc. — 0.1%
AI Ladder Luxembourg Subco SARL FRS BTL coupon TBD due 07/09/2025	62,069	53,603
Al Ladder Luxembourg Subco SARL FRS BTL 7.24% (3 ML+4.50%) due 07/09/2025	373,722	374,561

		428,164

Electronic Components - Semiconductors — 0.0%
Bright Bidco BV FRS BTL-B 5.99% (1 ML+3.50%) due 06/30/2024	136,061	110,663
Bright Bidco BV FRS BTL-B 6.30% (3 ML+3.50%) due 06/30/2024	283,939	230,937

		341,600

Enterprise Software/Service — 0.2%
Almonde, Inc. FRS BTL-B 6.30% (3 ML+3.50%) due 06/13/2024	448,801	444,394
Applied Systems, Inc. FRS 1st Lein 5.49% (1 ML+3.00%) due 09/19/2024	430,000	426,345
Epicor Software Corp. FRS 1st Lien coupon TBD due 06/01/2022	430,000	425,162
Focus Financial Partners LLC FRS BTL 5.74% (1 ML+3.25%) due 08/05/2022	406,526	406,425
Sophia LP FRS BTL-B coupon TBD due 09/30/2022	430,000	428,387

		2,130,713

112

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

LOANS (continued)
Finance - Credit Card — 0.1%
Pi US Mergerco, Inc. FRS 1st Lien 5.99% (1 ML+3.50%) due 12/20/2024	$435,550	$430,650

Finance - Investment Banker/Broker — 0.0%
Advisor Group, Inc. FRS BTL 6.24% (1 ML+3.75%) due 08/15/2025	67,418	67,418
Deerfield Holdings Corp. Acquisition FRS BTL-B 5.74% (1 ML+3.25%) due 02/13/2025	283,985	278,660

		346,078

Human Resources — 0.1%
Team Health Holdings, Inc. FRS 1st Lien 5.24% (1 ML+2.75%) due 02/06/2024	1,271,764	1,150,946

Insurance Brokers — 0.2%
Alliant Holdings Intermediate LLC FRS BTL-B1 5.23% (1 ML+2.75%) due 05/09/2025	450,000	444,515
HUB International, Ltd. FRS BTL-B 5.38% (2 ML+2.75%) due 04/25/2025	1,121	1,111
HUB International, Ltd. FRS BTL-B 5.51% (3 ML+2.75%) due 04/25/2025	412,750	409,035
HUB International, Ltd. FRS BTL coupon TBD due 04/25/2025	32,256	31,966
USI, Inc. FRS BTL 5.80% (3 ML+3.00%) due 05/16/2024	836,529	828,164

		1,714,791

Insurance - Multi-line — 0.1%
York Risk Services Holdings Corp. FRS BTL-B 6.24% (1 ML+3.75%) due 10/01/2021	836,266	791,666

Insurance - Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 5.49% (1 ML+3.00%) due 11/03/2023	811,978	811,724
Asurion LLC FRS 2nd Lien 8.99% (1 ML+6.50%) due 08/04/2025	16,737	16,995
Sedgwick Claims Management Services, Inc. FRS BTL 5.74% (1 ML+3.25%) due 12/31/2025	324,536	322,913

		1,151,632

Security Description	Principal Amount(9)	Value (Note 2)

Internet Financial Services — 0.1%
ION Trading Finance, Ltd. FRS BTL 6.63% (2 ML+4.00%) due 11/21/2024	$451,566	$426,730

Leisure Products — 0.1%
Hayward Industries, Inc. FRS 1st Lien 5.99% (1 ML+3.50%) due 08/05/2024	955,961	942,518

Machinery - General Industrial — 0.1%
Duravant LLC FRS 1st Lien 6.05% (3 ML+3.25%) due 07/19/2024	836,550	803,088
Shape Technologies Group, Inc. FRS BTL 5.78% (3 ML+3.00%) due 04/21/2025	224,406	222,162

		1,025,250

Machinery - Pumps — 0.1%
STS Operating, Inc. FRS BTL 6.74% (1 ML+4.25%) due 12/11/2024	464,830	457,858
Titan Acquisition, Ltd. FRS BTL 5.49% (1 ML+3.00%) due 03/28/2025	457,210	438,007

		895,865

Marine Services — 0.1%
Drew Marine Group, Inc. FRS 1st Lien 5.74% (1 ML+3.25%) due 11/19/2020	602,636	590,583

Medical Products — 0.1%
Auris Luxembourg III SARL FRS BTL coupon TBD due 02/27/2026	51,251	51,230
Greatbatch, Ltd. FRS BTL-B 5.51% (1 ML+3.00%) due 10/27/2022	627,208	625,770
VVC Holding Corp. FRS BTL-B 7.20% (3 ML+4.50%) due 02/11/2026	141,234	139,556

		816,556

Medical - Drugs — 0.2%
Akorn, Inc. FRS BTL-B 8.00% (1 ML+5.50%) due 04/16/2021	845,000	667,550
Alphabet Holding Co., Inc. FRS 1st Lien 5.99% (1 ML+3.50%) due 09/26/2024	447,733	427,305
Bausch Health Companies, Inc. FRS BTL 5.26% (1 ML+2.75%) due 11/27/2025	241,591	240,505

113

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

LOANS (continued)
Medical - Drugs (continued)
Valeant Pharmaceuticals International, Inc. FRS BTL 5.51% (1 ML+3.00%) due 06/02/2025	$54,595	$54,622

		1,389,982

Medical - Generic Drugs — 0.1%
Alvogen Pharma US, Inc. FRS BTL-B 7.24% (1 ML+4.75%) due 04/02/2022	421,933	416,131
Amneal Pharmaceuticals LLC FRS BTL-B coupon TBD due 05/04/2025	434,000	433,458

		849,589

Medical - HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 5.55% (3 ML+2.75%) due 06/07/2023	777,234	768,814

Metal Processors & Fabrication — 0.3%
CIRCOR International, Inc. FRS 1st Lien 6.00% (1 ML+3.50%) due 12/11/2024	797,798	779,183
Crosby US Acquisition Corp. FRS 1st Lien 5.48% (1 ML+3.00%) due 11/23/2020	836,198	797,873
Doncasters Group, Ltd. FRS BTL 6.30% (3 ML+3.50%) due 04/09/2020	606,105	560,647
Dynacast International LLC FRS BTL coupon TBD due 01/28/2022	196,444	193,498

		2,331,201

Oil & Gas Drilling — 0.0%
Seadrill Operating LP FRS BTL 8.80% (3 ML+6.00%) due 02/21/2021	498,628	416,105

Oil Companies - Exploration & Production — 0.1%
Osum Production Corp. FRS BTL 8.30% (3 ML+5.50%) due 07/28/2020(5)	974,819	857,841

Oil - Field Services — 0.1%
Lucid Energy Group II Borrower LLC FRS 1st Lien coupon TBD due 02/17/2025	466,000	433,380

Pipelines — 0.1%
Medallion Midland Acquisition LLC FRS BTL 5.74% (1 ML+3.25%) due 10/30/2024	431,550	418,873
Medallion Midland Acquisition LLC FRS BTL coupon TBD due 10/30/2024	10,968	10,646

		429,519

Security Description	Principal Amount(9)	Value (Note 2)

Publishing - Periodicals — 0.0%
Meredith Corp. FRS BTL-B1 5.24% (1 ML+2.75%) due 01/31/2025	$211,556	$211,159
Meredith Corp. FRS coupon TBD due 01/31/2025	206,415	206,028

		417,187

Quarrying — 0.1%
US Silica Co. FRS BTL-B 6.50% (1 ML+4.00%) due 05/01/2025	477,419	451,558

Real Estate Management/Services — 0.0%
DTZ U. S. Borrower LLC FRS BTL-B 5.74% (1 ML+3.25%) due 08/21/2025	257,789	255,856

Resort/Theme Parks — 0.0%
SW Acquisitions Co., Inc. FRS BTL-B5 5.49% (1 ML+3.00%) due 03/31/2024	430,486	426,397

Retail - Hypermarkets — 0.1%
Smart & Final Stores LLC FRS 1st Lien 6.13% (3 ML+3.50%) due 11/15/2022	845,000	801,694

Retail - Major Department Stores — 0.1%
Hudson’s Bay Co. FRS BTL-B 5.75% (1 ML+3.25%) due 09/30/2022	130,007	127,326
Hudson's Bay Co. FRS coupon TBD due 019/30/2022	310,000	303,606

		430,932

Retail - Petroleum Products — 0.1%
EG America LLC FRS BTL 6.81% (3 ML+4.00%) due 02/07/2025	838,664	812,980

Retail - Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B coupon TBD due 02/05/2025	445,000	441,106

Retail - Sporting Goods — 0.1%
Bass Pro Group LLC FRS BTL 7.49% (1 ML+5.00%) due 09/25/2024	836,529	833,915

Retail - Vitamins & Nutrition Supplements — 0.1%
JP Intermediate B LLC FRS BTL 8.24% (3 ML+5.50%) due 11/20/2025	1,297,633	1,235,995

114

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

LOANS (continued)
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA FRS BTL-B3 6.23% (1 ML+3.75%) due 11/27/2023	$435,000	$434,184

Security Services — 0.0%
Prime Security Services Borrower LLC FRS BTL-B1 5.24% (1 ML+2.75%) due 05/02/2022	420,896	419,406

Soap & Cleaning Preparation — 0.1%
Diamond BC BV FRS BTL 5.63% (2 ML+3.00%) due 09/06/2024	446,550	430,176

Telecom Services — 0.1%
GTT Communications, Inc. FRS BTL-B 5.24% (1 ML+2.75%) due 05/31/2025	422,875	402,965
Sable International Finance, Ltd. FRS BTL-B4 5.74% (1 ML+3.25%) due 01/30/2026	435,000	432,747
West Corp. FRS BTL-B1 5.99% (1 ML+3.50%) due 10/10/2024	996	937
West Corp. FRS BTL-B1 6.13% (3 ML+3.50%) due 10/10/2024	395,596	371,859

		1,208,508

Telecommunication Equipment — 0.0%
CommScope, Inc. FRS BTL-B coupon TBD due 02/06/2026	221,774	222,606

Telephone - Integrated — 0.1%
CenturyLink, Inc. FRS BTL-B 5.24% (1 ML+2.75%) due 01/31/2025	441,550	434,596
Level 3 Financing, Inc. FRS BTL-B 4.73% (1 ML+2.25%) due 02/22/2024	435,000	433,504

		868,100

Theaters — 0.1%
Cineworld, Ltd. FRS BTL 4.99% (1 ML+2.50%) due 02/28/2025	418,724	415,583
William Morris Endeavor Entertainment LLC FRS BTL-B1 5.25% (1 ML+2.75%) due 05/18/2025	460,000	445,625

		861,208

Security Description	Shares/ Principal Amount(9)	Value (Note 2)

Transport - Equipment & Leasing — 0.0%
IBC Capital, Ltd. FRS 1st Lien 6.55% (3 ML+3.75%) due 09/11/2023	$428,587	$419,480

Transport - Truck — 0.1%
Pods LLC FRS 1st Lien 5.27% (1 ML+2.75%) due 12/06/2024	836,531	830,257

Total Loans
(cost $48,713,429)		46,324,217

COMMON STOCKS — 0.0%
Building Products - Air & Heating — 0.0%
API Heat Transfer, Inc.†(5)(6)(14)	407,576	134,500

Television — 0.0%
ION Media Networks, Inc.†(5)(6)(14)	316	260,348

Total Common Stocks
(cost $134,503)		394,848

PREFERRED SECURITIES — 0.0%
Building Products - Air & Heating — 0.0%
API Heat Transfer, Inc. Class A 8.63%(5)(6)(14)	86,869	86,869

Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%	7,075	171,710

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 7.88%	2,642	24,994

Total Preferred Securities
(cost $304,537)		283,573

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Banks - Commercial — 0.1%
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(15)	461,000	471,373

Banks - Super Regional — 0.0%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(15)	154,000	148,225
Wells Fargo Capital X 5.95% due 12/01/2086(6)	138,000	148,695

		296,920

Diversified Banking Institutions — 0.3%
Bank of Nova Scotia 4.65% due 10/12/2022(15)	440,000	402,050
HSBC Holdings PLC 6.00% due 05/22/2027(15)	349,000	339,839
HSBC Holdings PLC 6.25% due 03/23/2023(15)	470,000	468,825
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022#(15)	7,000	6,489
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(15)	502,000	522,080
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(15)	245,000	260,313
Societe Generale SA 7.88% due 12/18/2023*#(15)	551,000	570,285

115

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
UBS Group Funding Switzerland AG 7.00% due 01/31/2024*(15)		$277,000	$278,939

			2,848,820

Electric - Generation — 0.1%
Electricite de France SA 4.25% due 01/29/2020(15)	EUR	700,000	820,340

Electric - Integrated — 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054		139,000	139,035
Gas Natural Fenosa Finance BV 3.38% due 04/24/2024(15)	EUR	400,000	457,759

			596,794

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(5)(6)		101,000	10

Finance - Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		341,000	329,965

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,115,000	1,190,263

Insurance - Life/Health — 0.4%
AG Insurance SA 6.75% due 03/21/2019(15)		2,200,000	2,203,080
Aviva PLC 6.13% due 07/05/2043	EUR	400,000	522,817
Prudential Financial, Inc. 5.63% due 06/15/2043		357,000	370,387
Prudential Financial, Inc. 5.70% due 09/15/2048		149,000	145,928

			3,242,212

Insurance - Multi-line — 0.0%
Assurant, Inc. 7.00% due 03/27/2048		342,000	335,160

Metal - Diversified — 0.2%
China Minmetals Corp. 3.75% due 11/13/2022(15)		1,300,000	1,234,845

Pipelines — 0.1%
Energy Transfer Partners LP 6.25% due 02/15/2023(15)		152,000	138,700
EnLink Midstream Partners LP 6.00% due 12/15/2022(15)		149,000	121,063
Enterprise Products Operating LLC 5.25% due 08/16/2077		110,000	100,869
TransCanada Trust 5.30% due 03/15/2077		198,000	184,140
TransCanada Trust 5.63% due 05/20/2075		139,000	134,135

			678,907

Water — 0.1%
Suez 3.00% due 06/23/2020(15)	EUR	1,000,000	1,163,906

Total Preferred Securities/Capital Securities
(cost $13,323,820)			13,209,515

Total Long-Term Investment Securities
(cost $835,555,190)			825,018,723

Security Description	Shares/ Principal Amount(9)	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 10.2%
Registered Investment Companies — 9.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35%(17)	68,361,036	$68,361,036
State Street Navigator Securities Lending Government Money Market Portfolio 2.43%(16)(17)	16,668,518	16,668,518

		85,029,554

U.S. Government Treasuries — 0.4%
United States Treasury Bills 2.37% due 03/21/2019	$3,000,000	2,996,090

Total Short-Term Investment Securities
(cost $88,025,634)		88,025,644

TOTAL INVESTMENTS
(cost $923,580,824)(3)	105.7%	913,044,367
Liabilities in excess of other assets	(5.7)	(49,501,103)

NET ASSETS	100.0%	$863,543,264

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2019, the aggregate value of these securities was $193,051,261 representing 22.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Interest Only
(5)	Securities classified as Level 3 (see Note 2).
(6)	Illiquid security. At February 28, 2019, the aggregate value of these securities was $4,223,562 representing 0.5% of net assets.
(7)	Company has filed for bankruptcy protection.
(8)	Security in default of interest and principal at maturity.
(9)	Denominated in United States Dollars unless otherwise indicated.
(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2019.
(11)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(13)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(14)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent

116

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2019, the Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Common Stock

ION Media Networks, Inc.	3/5/2014	316	$3	$260,348	$823.89	0.03%
API Heat Transfer, Inc.	12/31/2018	407,576	134,500	134,500	0.33	0.02%
Preferred Securities

API Heat Transfer, Inc. Class A	12/31/2018	86,869	86,869	86,869	1.00	0.01%

				$481,717		0.06%

(15)	Perpetual maturity — maturity date reflects the next call date.
(16)

At February 28, 2019, the Fund had loaned securities with a total value of $27,578,448. This was secured by collateral of $16,668,518, which was received in cash and subsequently invested in short-term investments currently valued at $16,668,518 as reported in the Portfolio of Investments. Additional collateral of $11,570,630 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2019
United States Treasury Notes/Bonds	0.13% to 8.75%	07/15/2019 to 11/15/2045	$11,570,630
(17)	The rate shown is the 7-day yield as of February 28, 2019.
(18)	All or a portion of this holding is subject to unfunded loan commitments (See Note 12).
(19)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

BTL—Bank Term Loan

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2018 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

EUR—Euro Currency

GBP—British Pound

Index Legend

1 ML—1 Month USD LIBOR

2 ML—2 Month USD LIBOR

3 ML—3 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

USFRBPLR—US Federal Reserve Bank Prime Loan Rate Bank Term Loan

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	32,257,600	USD	37,187,666	03/15/2019	$462,479	$–
	EUR	6,730,000	USD	7,695,357	05/09/2019	–	(2,117)
	GBP	3,360,000	USD	4,320,043	03/15/2019	–	(139,000)
	USD	2,029,388	EUR	1,776,000	03/15/2019	–	(7,420)
	USD	496,681	GBP	380,000	03/15/2019	7,615	–

Net Unrealized Appreciation/(Depreciation)						$470,094	$(148,537)

EUR—Euro Currency

GBP—Britisth Pound

USD—United States Dollar

117

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2019 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$17,721,944	$—	$17,721,944
U.S. Corporate Bonds & Notes:
Airlines	—	868,183	47,784	915,967
Finance - Investment Banker/Broker	—	1,940,953	25	1,940,978
Gambling (Non-Hotel)	—	1,283,594	5,076	1,288,670
Rubber/Plastic Products	—	—	0	0
Other Industries	—	277,919,279	—	277,919,279
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	121,823,922	—	121,823,922
Foreign Government Obligations	—	95,165,937	—	95,165,937
U.S. Government Agencies	—	201,773,550	—	201,773,550
U.S. Government Treasuries	—	46,256,323	—	46,256,323
Loans:
Oil Companies - Exploration & Production	—	—	857,841	857,841
Other Industries	—	45,466,376	—	45,466,376
Common Stocks	—	—	394,848	394,848
Preferred Securities:
Building Products - Air & Heating	—	—	86,869	86,869
Others	196,704	—	—	196,704
Preferred Securities/Capital Securities:
Finance Investment Banker/Broker	—	—	10	10
Other Industries	—	13,209,505	—	13,209,505
Short-Term Investment Securities:
Registered Investment Companies	85,029,554	—	—	85,029,554
U.S. Government Treasuries	—	2,996,090	—	2,996,090

Total Investments at Value	$85,226,258	$826,425,656	$1,392,453	$913,044,367

Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$470,094	$—	$470,094

LIABILITIES:
Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$148,537	$—	$148,537

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material transfers during the reporting period.

See Notes to Financial Statements

118

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2019 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND
ASSETS:
Investment at value (unaffiliated)*†	$–	$102,989,162	$–	$1,639,815,084	$120,574,546	$613,181,538	$604,551,570
Investment at value (affiliated)*†	580,288,683	–	321,488,634	–	–	–	–
Repurchase agreements (cost equals market value)	–	–	–	–	–	55,862,000	2,161,000
Cash	207,420	1,469,391	62,634	–	54,986	448,562	51,172
Foreign cash*	–	–	–	–	–	–	3,390,409
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	195,579	32,707	24,853	569,667	14,858	41,562	7,888
Dividends and interest	–	138,770	–	10,992,918	77,546	8,956,034	848,956
Investments sold	–	–	–	12,762,009	–	1,848,805	2,125,137
Investments sold on an extended settlement basis	–	–	–	59,088,941	–	–	–
Securities lending income	–	1,071	–	14,253	–	29,153	22,184
Prepaid expenses and other assets	22,204	12,340	15,758	45,755	25,491	29,240	49,930
Due from investment adviser for expense reimbursements/fee waivers	17,708	12,179	12,751	6,984	11,237	5,870	100,950
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	3,081	–

TOTAL ASSETS	580,731,594	104,655,620	321,604,630	1,723,295,611	120,758,664	680,405,845	613,309,196

LIABILITIES:
Payable for:
Fund shares reacquired	66,075	9,429	6,388	411,253	9,251	106,090	114,961
Investments purchased	128,824	–	18,078	55,326,922	2,001,642	15,803,992	2,748,576
Investments purchased on an extended settlement basis	–	–	–	84,165,233	–	9,279,205	191,570
Investment advisory and management fees	44,050	43,184	24,556	488,365	22,923	270,653	369,105
Administrative service fees	–	5,237	–	76,958	6,116	29,799	30,135
Shareholder services	–	19,629	–	288,447	22,922	111,692	112,948
Transfer agent fees and expenses	213	428	213	428	161	428	371
Trustees’ fees and expenses	16,126	6,485	10,726	27,322	18,480	21,055	43,212
Other accrued expenses	74,979	39,224	56,472	181,142	46,441	108,617	216,381
Accrued foreign tax on capital gains	–	–	–	–	–	–	70,728
Collateral upon return of securities loaned	–	359,572	–	18,909,203	–	35,206,758	14,063,361
Variation margin on futures contracts	–	–	–	–	–	–	–
Due to custodian	–	–	–	325,431	–	–	–
Due to broker	–	–	–	–	–	–	–
Commitments (Note 12)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	30,771	–

TOTAL LIABILITIES	330,267	483,188	116,433	160,200,704	2,127,936	60,969,060	17,961,348

NET ASSETS	$580,401,327	$104,172,432	$321,488,197	$1,563,094,907	$118,630,728	$619,436,785	$595,347,848

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$528,614	$54,241	$263,403	$1,429,481	$1,186,101	$806,543	$310,491
Additional paid in capital	499,291,760	64,880,799	300,646,753	1,534,543,926	117,453,256	593,737,868	490,908,579
Total distributable earnings (loss)	80,580,953	39,237,392	20,578,041	27,121,500	(8,629)	24,892,374	104,128,778

NET ASSETS	$580,401,327	$104,172,432	$321,488,197	$1,563,094,907	$118,630,728	$619,436,785	$595,347,848

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	52,861,384	5,424,104	26,340,258	142,948,085	118,610,136	80,654,278	31,049,099
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.98	$19.21	$12.21	$10.93	$1.00	$7.68	$19.17

* Cost
Investments (unaffiliated)	$–	$90,302,832	$–	$1,649,695,892	$120,574,546	$618,644,269	$516,502,856

Investments (affiliated)	$557,316,120	$–	$316,078,035	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$–	$3,384,416

† Including securities on loan	$–	$2,289,924	$–	$35,166,107	$–	$42,844,791	$26,882,974

See Notes to Financial Statements

119

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2019 (unaudited) — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investment at value (unaffiliated)*†	$271,807,719	$231,243,627	$756,671,258	$–	$201,235,842	$389,973,636	$675,393,704	$913,044,367
Investment at value (affiliated)*†	–	–	–	928,888,127	–	–	–	–
Repurchase agreements (cost equals market value)	–	–	4,623,000	–	–	11,041,000	29,150,000	–
Cash	293,204	299,302	645	–	1,804,721	1,273	895	2,771,961
Foreign cash*	–	152	29	–	–	–	–	6,873
Cash collateral for futures contracts	–	–	–	–	–	753,700	–	–
Due from broker	–	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	68,786	104,185	22,459	96,714	48,275	32,271	30,970	272,926
Dividends and interest	645,590	100,526	893,153	–	72,972	283,220	1,056,820	9,105,242
Investments sold	2,196,403	260,527	2,174,510	–	1,334,483	1,331,237	–	3,035,499
Investments sold on an extended settlement basis	–	–	–	–	–	–	–	44,876,706
Securities lending income	301	8,225	3,125	–	16,149	17,277	1,799	14,292
Prepaid expenses and other assets	23,279	17,651	61,745	32,379	13,296	36,319	54,700	43,467
Due from investment adviser for expense reimbursements/fee waivers	16,226	46,071	8,010	24,312	11,970	39,249	27,217	–
Variation margin on futures contracts	–	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–	470,094

TOTAL ASSETS	275,051,508	232,080,266	764,457,934	929,041,532	204,537,708	403,509,182	705,716,105	973,641,427

LIABILITIES:
Payable for:
Fund shares reacquired	7,018	116,833	293,107	51,199	138,925	138,230	182,202	17,291
Investments purchased	2,167,705	284,178	1,426,167	44,417	43,825	1,380,893	–	32,790,995
Investments purchased on an extended settlement basis	–	–	–	–	–	–	–	59,716,487
Investment advisory and management fees	102,374	126,198	402,380	70,633	122,708	208,189	133,473	329,029
Administrative service fees	13,657	11,477	38,158	–	9,911	20,970	35,611	43,653
Shareholder services	51,187	43,016	143,023	–	37,148	78,597	133,473	163,616
Transfer agent fees and expenses	353	374	481	213	428	374	213	588
Trustees’ fees and expenses	15,238	9,522	58,583	24,339	5,913	30,434	46,294	30,969
Other accrued expenses	56,911	59,198	182,549	101,393	45,498	113,106	115,743	137,263
Accrued foreign tax on capital gains	–	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	1,232,672	1,417,878	–	3,650,424	5,185,970	458,964	16,668,518
Variation margin on futures contracts	–	–	–	–	–	45,870	120,120	–
Due to custodian	–	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	2,409	49	–
Commitments (Note 12)	–	–	–	–	–	–	–	51,217
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–	148,537

TOTAL LIABILITIES	2,414,443	1,883,468	3,962,326	292,194	4,054,780	7,205,042	1,226,142	110,098,163

NET ASSETS	$272,637,065	$230,196,798	$760,495,608	$928,749,338	$200,482,928	$396,304,140	$704,489,963	$863,543,264

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$126,205	$223,561	$364,079	$633,580	$91,721	$278,822	$313,126	$777,305
Additional paid in capital	233,735,198	195,782,225	546,929,571	818,881,051	124,204,115	296,250,587	373,313,310	858,584,631
Total distributable earnings (loss)	38,775,662	34,191,012	213,201,958	109,234,707	76,187,092	99,774,731	330,863,527	4,181,328

NET ASSETS	$272,637,065	$230,196,798	$760,495,608	$928,749,338	$200,482,928	$396,304,140	$704,489,963	$863,543,264

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	12,620,508	22,356,149	36,407,903	63,358,039	9,172,113	27,882,211	31,312,573	77,730,482
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.60	$10.30	$20.89	$14.66	$21.86	$14.21	$22.50	$11.11

* Cost
Investments (unaffiliated)	$261,133,212	$207,107,888	$702,815,144	$–	$176,745,078	$362,699,056	$504,222,690	$923,580,824

Investments (affiliated)	$–	$–	$–	$895,262,471	$–	$–	$–	$–

Foreign cash	$–	$150	$29	$–	$–	$–	$–	$7,223

† Including securities on loan	$6,342,048	$44,572,459	$19,769,233	$–	$42,011,720	$38,303,319	$19,379,197	$27,578,448

See Notes to Financial Statements

120

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2019 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$629,187	$–	$31,696	$–	$64,983	$2,943,884
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	–	12,222	–	86,246	–	214,374	182,187
Interest (unaffiliated)	–	–	–	26,538,580	1,317,629	17,695,051	102,212

Total investment income*	–	641,409	–	26,656,522	1,317,629	17,974,408	3,228,283

EXPENSES:
Investment advisory and management fees	281,987	275,730	159,421	2,905,819	149,131	1,689,042	2,443,869
Administrative service fee	–	33,436	–	455,572	39,784	185,271	199,595
Shareholder services fee	–	125,332	–	1,707,661	149,131	694,490	748,213
Transfer agent fees and expenses	821	1,644	821	1,644	616	1,644	1,435
Custodian and accounting fees	6,187	8,840	6,187	54,602	7,824	25,838	112,694
Reports to shareholders	34,532	6,714	19,443	69,908	7,435	32,443	42,166
Audit and tax fees	16,345	19,351	16,133	23,000	20,988	22,372	31,645
Legal fees	21,998	12,067	16,014	38,132	11,023	21,418	25,062
Trustees’ fees and expenses	18,362	3,195	10,457	39,366	4,014	17,657	22,167
Interest expense	–	–	–	–	–	97	206
Other expenses	9,721	11,974	8,475	18,893	6,406	16,288	23,238

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	389,953	498,283	236,951	5,314,597	396,352	2,706,560	3,650,290

Fees waived and expenses reimbursed by investment adviser (Note 3)	(107,966)	(72,156)	(77,530)	(55,000)	(68,264)	(39,720)	(657,440)
Fees paid indirectly (Note 7)	–	(254)	–	–	–	–	–

Net expenses	281,987	425,873	159,421	5,259,597	328,088	2,666,840	2,992,850

Net investment income (loss)	(281,987)	215,536	(159,421)	21,396,925	989,541	15,307,568	235,433

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	(203,040)	–	(7,944,205)	(297)	(3,300,224)	(8,184,726)
Investments (affiliated)	(1,401,809)	–	(5,996,529)	–	–	–	–
Futures contracts	–	–	–	–	–	–	–
Forward contracts	–	–	–	–	–	495,762	–
Swap contracts	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	(14,294)	(265,497)
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(1,401,809)	(203,040)	(5,996,529)	(7,944,205)	(297)	(2,818,756)	(8,450,223)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	(5,096,819)	–	14,167,771	–	(668,692)	(62,441,422)
Investments (affiliated)	(18,151,878)	–	2,743,436	–	–	–	–
Futures contracts	–	–	–	–	–	–	–
Forward contracts	–	–	–	–	–	(7,094)	–
Swap contracts	–	–	–	–	–	–	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	(303)	6,485
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	46,434

Net unrealized gain (loss) on investments and foreign currencies	(18,151,878)	(5,096,819)	2,743,436	14,167,771	–	(676,089)	(62,388,503)

Net realized and unrealized gain (loss) on investments and foreign currencies	(19,553,687)	(5,299,859)	(3,253,093)	6,223,566	(297)	(3,494,845)	(70,838,726)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,835,674)	$(5,084,323)	$(3,412,514)	$27,620,491	$989,244	$11,812,723	$(70,603,293)

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$179	$–	$–	$227,988

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$16,452

See Notes to Financial Statements

121

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2019 (unaudited) — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,312,198	$852,681	$7,291,313	$–	$420,007	$4,524,377	$6,938,411	$38,893
Dividends (affiliated)	–	–	–	–	–	–	–	–
Securities lending income	7,087	55,903	33,597	–	108,212	101,851	18,416	133,028
Interest (unaffiliated)	27,491	–	11,129	–	5,724	23,885	68,736	20,815,278

Total investment income*	3,346,776	908,584	7,336,039	–	533,943	4,650,113	7,025,563	20,987,199

EXPENSES:
Investment advisory and management fees	657,557	771,586	2,677,393	452,696	771,535	1,425,167	873,082	2,117,066
Administrative service fee	87,711	69,972	254,620	–	62,254	143,681	232,912	280,694
Shareholder services fee	328,779	262,284	954,465	–	233,356	538,605	873,082	1,052,175
Transfer agent fees and expenses	1,447	1,438	1,848	821	1,644	1,438	821	2,259
Custodian and accounting fees	9,519	8,709	47,567	6,183	9,962	51,404	20,316	60,518
Reports to shareholders	15,686	9,205	55,029	54,204	9,885	31,482	43,900	43,732
Audit and tax fees	18,249	18,898	18,853	16,794	17,884	20,472	19,278	24,168
Legal fees	14,180	12,990	27,991	30,180	12,764	19,731	25,457	28,296
Trustees’ fees and expenses	8,014	5,628	28,744	28,949	5,779	16,161	23,652	25,300
Interest expense	508	61	14	285	291	10	7,316	–
Other expenses	14,454	12,720	19,422	10,927	12,901	19,210	17,521	18,423

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,156,104	1,173,491	4,085,946	601,039	1,138,255	2,267,361	2,137,337	3,652,631

Fees waived and expenses reimbursed by investment adviser (Note 3)	(90,861)	(281,726)	(77,191)	(148,344)	(55,484)	(220,663)	(181,634)	–
Fees paid indirectly (Note 7)	(8,803)	(159)	(1,490)	–	(8,363)	(30,112)	–	–

Net expenses	1,056,440	891,606	4,007,265	452,695	1,074,408	2,016,586	1,955,703	3,652,631

Net investment income (loss)	2,290,336	16,978	3,328,774	(452,695)	(540,465)	2,633,527	5,069,860	17,334,568

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	1,337,783	2,234,726	19,499,960	–	9,090,857	14,955,671	94,040,688	(10,035,849)
Investments (affiliated)	–	–	–	(4,404,263)	–	–	–	–
Futures contracts	–	–	–	–	–	(343,569)	(3,356,036)	–
Forward contracts	–	–	–	–	–	–	–	1,436,472
Swap contracts	–	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	20	(1,984)	–	–	–	–	31,072
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	–	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	1,337,783	2,234,746	19,497,976	(4,404,263)	9,090,857	14,612,102	90,684,652	(8,568,305)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(17,911,373)	(9,652,699)	(75,529,323)	–	(22,518,221)	(69,051,237)	(119,212,092)	10,203,058
Investments (affiliated)	–	–	–	(17,860,719)	–	–	–	–
Futures contracts	–	–	–	–	–	(179,140)	2,615,678	–
Forward contracts	–	–	–	–	–	–	–	27,186
Swap contracts	–	–	–	–	–	–	–	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	2	(1,071)	–	–	–	–	8,060
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(17,911,373)	(9,652,697)	(75,530,394)	(17,860,719)	(22,518,221)	(69,230,377)	(116,596,414)	10,238,304

Net realized and unrealized gain (loss) on investments and foreign currencies	(16,573,590)	(7,417,951)	(56,032,418)	(22,264,982)	(13,427,364)	(54,618,275)	(25,911,762)	1,669,999

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,283,254)	$(7,400,973)	$(52,703,644)	$(22,717,677)	$(13,967,829)	$(51,984,748)	$(20,841,902)	$19,004,567

* Net of foreign withholding taxes on interest and dividends of	$3,505	$5,494	$31,526	$–	$–	$3,138	$19	$(538)

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

122

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(281,987)	$8,857,344	$215,536	$219,346	$(159,421)	$8,383,703	$21,396,925	$33,581,505
Net realized gain (loss) on investments and foreign currencies	(1,401,809)	53,602,115	(203,040)	26,494,594	(5,996,529)	14,267,169	(7,944,205)	(7,802,673)
Net unrealized gain (loss) on investments and foreign currencies	(18,151,878)	1,524,189	(5,096,819)	(2,110,223)	2,743,436	(6,137,864)	14,167,771	(41,645,334)

Net increase (decrease) in net assets resulting from operations	(19,835,674)	63,983,648	(5,084,323)	24,603,717	(3,412,514)	16,513,008	27,620,491	(15,866,502)

DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
Distributable earnings	–	(28,418,172)	–	(5,084,499)	–	(9,573,695)	–	(29,745,347)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(8,472,000)	5,300,297	(439,952)	(1,401,691)	(13,892,188)	(2,053,403)	252,888,661	212,261,412

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,307,674)	40,865,773	(5,524,275)	18,117,527	(17,304,702)	4,885,910	280,509,152	166,649,563
NET ASSETS:
Beginning of period	608,709,001	567,843,228	109,696,707	91,579,180	338,792,899	333,906,989	1,282,585,755	1,115,936,192

End of period	$580,401,327	$608,709,001	$104,172,432	$109,696,707	$321,488,197	$338,792,899	$1,563,094,907	$1,282,585,755

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the August 31, 2018 annual report.

Distributions to shareholders from:
Net investment income	$(8,100,720)	$(434,154)	$(7,646,556)	$(29,295,082)
Net realized gain on securities	(20,317,452)	(4,650,345)	(1,927,139)	(450,265)

Total distributions to shareholders	$(28,418,172)	$(5,084,499)	$(9,573,695)	$(29,745,347)

See Notes to Financial Statements

123

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT MONEY MARKET II FUND		HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$989,541	$1,175,020	$15,307,568	$29,649,641	$235,433	$4,501,228	$2,290,336	$3,420,241
Net realized gain (loss) on investments and foreign currencies	(297)	(7,492)	(2,818,756)	4,441,845	(8,450,223)	82,165,251	1,337,783	22,214,795
Net unrealized gain (loss) on investments and foreign currencies	–	–	(676,089)	(17,327,317)	(62,388,503)	(12,601,347)	(17,911,373)	9,558,207

Net increase (decrease) in net assets resulting from operations	989,244	1,167,528	11,812,723	16,764,169	(70,603,293)	74,065,132	(14,283,254)	35,193,243

DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
Distributable earnings	(989,541)	(1,175,020)	–	(32,204,893)	–	(5,841,813)	–	(11,232,389)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(18,355,845)	4,050,214	31,070,986	30,514,165	(58,076,243)	(15,293,377)	2,833,852	33,499,196

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,356,142)	4,042,722	42,883,709	15,073,441	(128,679,536)	52,929,942	(11,449,402)	57,460,050
NET ASSETS:
Beginning of period	136,986,870	132,944,148	576,553,076	561,479,635	724,027,384	671,097,442	284,086,467	226,626,417

End of period	$118,630,728	$136,986,870	$619,436,785	$576,553,076	$595,347,848	$724,027,384	$272,637,065	$284,086,467

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the August 31, 2018 annual report.

Distributions to shareholders from:
Net investment income	$(1,175,020)	$(32,204,893)	$(5,841,813)	$(2,959,420)
Net realized gain on securities	–	–	–	(8,272,969)

Total distributions to shareholders	$(1,175,020)	$(32,204,893)	$(5,841,813)	$(11,232,389)

See Notes to Financial Statements

124

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP GROWTH FUND		MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		SMALL CAP GROWTH FUND
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$16,978	$(303,012)	$3,328,774	$4,045,936	$(452,695)	$16,403,626	$(540,465)	$(1,078,825)
Net realized gain (loss) on investments and foreign currencies	2,234,746	8,380,845	19,497,976	139,462,749	(4,404,263)	69,662,433	9,090,857	45,046,628
Net unrealized gain (loss) on investments and foreign currencies	(9,652,697)	28,304,073	(75,530,394)	(17,892,671)	(17,860,719)	(1,720,543)	(22,518,221)	17,234,244

Net increase (decrease) in net assets resulting from operations	(7,400,973)	36,381,906	(52,703,644)	125,616,014	(22,717,677)	84,345,516	(13,967,829)	61,202,047

DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
Distributable earnings	–	(26,389,601)	–	(71,757,096)	–	(35,064,153)	–	(6,146,636)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	17,153,956	76,463,063	(103,085,025)	(183,620,229)	(13,140,460)	18,980,604	(932,980)	22,997,976

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,752,983	86,455,368	(155,788,669)	(129,761,311)	(35,858,137)	68,261,967	(14,900,809)	78,053,387
NET ASSETS:
Beginning of period	220,443,815	133,988,447	916,284,277	1,046,045,588	964,607,475	896,345,508	215,383,737	137,330,350

End of period	$230,196,798	$220,443,815	$760,495,608	$916,284,277	$928,749,338	$964,607,475	$200,482,928	$215,383,737

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the August 31, 2018 annual report.

Distributions to shareholders from:
Net investment income	$(219,879)	$(3,732,456)	$(14,676,075)	$–
Net realized gain on securities	(26,169,722)	(68,024,640)	(20,388,078)	(6,146,636)

Total distributions to shareholders	$(26,389,601)	$(71,757,096)	$(35,064,153)	$(6,146,636)

See Notes to Financial Statements

125

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (Unaudited)	For the Year Ended August 31, 2018
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$2,633,527	$5,331,667	$5,069,860	$10,863,154	$17,334,568	$29,863,580
Net realized gain (loss) on investments and foreign currencies	14,612,102	52,025,949	90,684,652	51,589,236	(8,568,305)	(3,504,948)
Net unrealized gain (loss) on investments and foreign currencies	(69,230,377)	30,354,684	(116,596,414)	72,482,641	10,238,304	(33,808,260)

Net increase (decrease) in net assets resulting from operations	(51,984,748)	87,712,300	(20,841,902)	134,935,031	19,004,567	(7,449,628)

DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
Distributable earnings	–	(40,911,561)	–	(25,957,719)	–	(30,340,988)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(86,259,057)	(41,757,567)	(63,786,275)	(119,757,020)	(8,862,877)	142,137,238

TOTAL INCREASE (DECREASE) IN NET ASSETS	(138,243,805)	5,043,172	(84,628,177)	(10,779,708)	10,141,690	104,346,622
NET ASSETS:
Beginning of period	534,547,945	529,504,773	789,118,140	799,897,848	853,401,574	749,054,952

End of period	$396,304,140	$534,547,945	$704,489,963	$789,118,140	$863,543,264	$853,401,574

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the August 31, 2018 annual report.

Distributions to shareholders from:
Net investment income	$(4,198,015)	$(12,121,511)	$(30,340,988)
Net realized gain on securities	(36,713,546)	(13,836,208)	–

Total distributions to shareholders	$(40,911,561)	$(25,957,719)	$(30,340,988)

See Notes to Financial Statements

126

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware statutory trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively, the “Funds,” or each, a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Growth Fund
Capital Appreciation Fund	Mid Cap Value Fund
Conservative Growth Lifestyle Fund*	Moderate Growth Lifestyle Fund*
Core Bond Fund	Small Cap Growth Fund
Government Money Market II Fund	Small Cap Value Fund
High Yield Bond Fund	Socially Responsible Fund
International Opportunities Fund	Strategic Bond Fund
Large Cap Value Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either the VALIC Company I (“VC I”) or VC II mutual funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of February 28, 2019, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the

127

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual

128

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The following tables represent the value of derivatives held as of February 28, 2019, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended February 28, 2019. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of February 28, 2019, please refer to the schedule at the end of each Fund’s Portfolio of Investments.

	Asset Derivatives
	Equity Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(2)
High Yield Bond	$—	$3,081	$3,081
Small Cap Value	—	—	—
Socially Responsible	—	—	—
Strategic Bond	—	470,094	470,094

	Liability Derivatives
	Equity Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(3)
High Yield Bond	$—	$30,771	$30,771
Small Cap Value	45,870	—	45,870
Socially Responsible	120,120	—	120,120
Strategic Bond	—	148,537	148,537

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Small Cap Value	$114,478
Socially Responsible	2,968,089

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Equity Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)	Forward Foreign Currency Contracts(2)
High Yield Bond	$—	$495,762	$495,762
Small Cap Value	(343,569)	—	(343,569)
Socially Responsible	(3,356,036)	—	(3,356,036)
Strategic Bond	—	1,436,472	1,436,472

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Equity Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(3)	Forward Foreign Currency Contracts(4)
High Yield Bond	$—	$(7,094)	$(7,094)
Small Cap Value	(179,140)	—	(179,140)
Socially Responsible	2,615,678	—	2,615,678
Strategic Bond	—	27,186	27,186

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on forward contracts
(3)	Change in unrealized appreciation (depreciation) on futures contracts
(4)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended February 28, 2019.

	Average Amount Outstanding During the Year
Fund	Futures Contracts(1)	Foreign Exchange Contracts(1)
High Yield Bond	$—	$13,171,858
Small Cap Value	9,519,169	—
Socially Responsible	22,706,639	—
Strategic Bond	—	54,667,894

(1)	Amounts represent notional amounts in U.S. dollars.

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VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of February 28, 2019. The repurchase agreements held by the Funds and securities on loan as of February 28, 2019, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments of each Fund and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$3,081	$—	$—	$3,081	$—	$—	$—	$—	$3,081	$—	$3,081
HSBC Bank USA	—	—	—	—	30,771	—	—	30,771	(30,771)	—	(30,771)

Total	$3,081	$—	$—	$3,081	$30,771	$—	$—	$30,771	$(27,690)	$—	$(27,690)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

C. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

D. Mortgage-Backed Dollar Rolls

Certain Funds may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund‘s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

E. When-Issued Securities and Forward Commitments

Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

F. Loans

The Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

G. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance,

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

H. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Series’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

I. Investment Securities Loaned

To realize additional income, a Fund, except for Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and the Government Money Market II Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statements of Operations as securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

J. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Lifestyle Funds, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the Underlying Funds.

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VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 — 2017 or expected to be taken in each Fund’s 2018 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

K. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

L. New Accounting Pronouncements

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements of Regulation S-X to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. All required changes have been made in accordance with Regulation S-X.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
Government Money Market II Fund	0.25%
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million

VALIC has entered into subadvisory agreements with the following:

BMO Asset Management Corp. (“BMO AM”)—subadvisor for the Capital Appreciation Fund.

Delaware Investments Fund Advisers (“Delaware Investments”)—subadviser for a portion of the International Opportunities Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and the Small Cap Value Fund.

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”)—subadviser for a portion of the Mid Cap Value Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Government Money Market II Fund and the Socially Responsible Fund.

The Boston Company Asset Management, LLC (“The Boston Co.”)—subadviser for a portion of the Large Cap Value Fund.

Wellington Management Company LLP—subadviser for the High Yield Bond Fund, Mid Cap Growth Fund and a portion of the Mid Cap Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund’s average daily net assets through December 31, 2019. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. The contractual expense waivers and fee reimbursements will continue until December 31, 2019, subject to termination by the Board, including a majority of the Trustees who are not interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (the “Disinterested Trustees”).

Fund	Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
Government Money Market II	0.55%
High Yield Bond	0.96%
International Opportunities	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

135

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

For the six months ended February 28, 2019, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$107,966
Capital Appreciation	72,156
Conservative Growth Lifestyle	77,530
Core Bond	55,000
Government Money Market II	68,264
High Yield Bond	39,720
International Opportunities	657,440
Large Cap Value	90,861
Mid Cap Growth	281,726
Mid Cap Value	77,191
Moderate Growth Lifestyle	148,344
Small Cap Growth	55,484
Small Cap Value	220,663
Socially Responsible	181,634

VALIC may also voluntarily waive fees and/or reimburse expenses to avoid a negative yield on the Government Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market II Fund will be able to avoid a negative yield. For the six months ended February 28, 2019, VALIC did not voluntarily waive expenses to avoid a negative yield for the Government Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of VALIC. SunAmerica receives from each Fund in the Series, other than the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. For the six months ended February 28, 2019, the Administrator earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC I an annual fee of $132,510, which is allocated to each Fund in the Series and VC I based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended February 28, 2019, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the six months ended February 28, 2019, VALIC earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the six months ended February 28, 2019, VC II has deferred $16,418 of trustee compensation.

136

†

Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “Funds-of-Funds” and “Feeder Funds.”

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

At February 28, 2019, the following affiliates owned outstanding shares of the following Funds:

	Holder
Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VALIC Co. I Dynamic Allocation Fund	VCII Aggressive Growth Lifestyle	VCII Conservative Growth Lifestyle	VCII Moderate Growth Lifestyle
Aggressive Growth Lifestyle	—%	—%	100.00%	—%	—%	—%	—%
Capital Appreciation	—	—	44.31	6.15	20.21	4.95	24.38
Conservative Growth Lifestyle	—	—	100.00	—	—	—	—
Core Bond	—	—	90.67	0.78	0.73	2.80	5.02
Government Money Market II	—	—	100.00	—	—	—	—
High Yield Bond	0.01	—	81.76	0.30	4.57	5.55	7.81
International Opportunities	—	—	91.64	0.24	3.59	0.94	3.59
Large Cap Value	—	—	62.91	1.29	13.05	3.60	19.15
Mid Cap Growth	—	—	89.17	1.21	4.20	0.76	4.66
Mid Cap Value	0.30	—	92.32	0.36	2.68	0.87	3.47
Moderate Growth Lifestyle	—	—	100.00	—	—	—	—
Small Cap Growth	—	—	88.24	2.12	4.52	0.88	4.24
Small Cap Value	—	—	88.44	1.04	4.39	1.18	4.95
Socially Responsible	0.01	—	99.99	—	—	—	—
Strategic Bond	0.05	0.01	75.16	0.37	3.24	7.20	13.97

The VC I Dynamic Allocation Fund and the VC II Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC II Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds own shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the six months ended February 28, 2019, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2018	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2019
VALIC Co. I Blue Chip Growth Fund	$—	$—	$11,369,749	$1,250,107	$9,146,233	$1,725,285	$(3,063,143)	$2,135,765
VALIC Co. I Capital Conservation Fund	—	—	10,920,916	1,155,328	3,360,496	(48,059)	291,450	8,959,139
VALIC Co. I Dividend Value Fund	—	—	30,651,225	2,364,554	—	—	(623,090)	32,392,689
VALIC Co. I Emerging Economies Fund	—	—	16,083,395	15,901,619	3,632,121	(1,081,669)	2,007,575	29,278,799
VALIC Co. I Foreign Value Fund	—	—	29,258,337	7,792,437	5,457,470	(833,979)	(913,575)	29,845,750
VALIC Co. I Global Real Estate Fund	—	—	42,476,598	—	14,450,949	(468,472)	810,581	28,367,758
VALIC Co. I Government Securities Fund	—	—	—	5,621,879	808,037	22,510	162,486	4,998,838
VALIC Co. I Inflation Protected Fund	—	—	27,168,351	—	2,962,985	(16,994)	117,162	24,305,534
VALIC Co. I International Equities Index Fund	—	—	29,235,953	6,072,176	19,114,858	(2,591,619)	726,575	14,328,227
VALIC Co. I International Government Bond Fund	—	—	14,790,122	1,765,813	1,616,075	(34,709)	488,722	15,393,873
VALIC Co. I International Growth Fund	—	—	12,180,810	207,201	3,553,372	404,210	(826,155)	8,412,694
VALIC Co. I Large Cap Core Fund	—	—	6,400,013	2,765,200	—	—	(351,832)	8,813,381
VALIC Co. I Large Capital Growth Fund	—	—	3,070,439	7,150,664	5,625,657	(625,571)	206,076	4,175,951
VALIC Co. I Mid Cap Index Fund	—	—	23,358,328	8,742,337	6,217,451	277,708	(1,336,550)	24,824,372
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	10,038,114	—	—	—	(135,491)	9,902,623
VALIC Co. I Nasdaq-100® Index Fund	—	—	15,941,576	2,918,499	—	—	(987,047)	17,873,028
VALIC Co. I Science & Technology Fund	—	—	22,147,228	4,928,134	—	—	(467,906)	26,607,456
VALIC Co. I Small Cap Index Fund	—	—	7,771,408	7,730,258	7,140,001	444,131	(485,855)	8,319,941
VALIC Co. I Small Cap Special Values Fund	—	—	20,114,463	—	7,948,187	461,878	(2,295,508)	10,332,646
VALIC Co. I Stock Index Fund	—	—	51,100,555	9,024,513	3,510,009	51,956	(1,534,838)	55,132,177
VALIC Co. I Value Fund	—	—	12,120,568	2,734,587	925,360	383,261	(667,590)	13,645,466
VALIC Co. II Capital Appreciation Fund	—	—	22,388,386	—	317,458	217,444	(1,229,190)	21,059,182
VALIC Co. II Core Bond Fund	—	—	10,606,501	8,027,813	7,593,203	(148,204)	511,313	11,404,220
VALIC Co. II High Yield Bond Fund	—	—	16,835,780	11,124,701	375,066	516	748,931	28,334,862
VALIC Co. II International Opportunities Fund	—	—	20,935,917	4,788,341	2,145,242	321,620	(2,514,863)	21,385,773
VALIC Co. II Large Cap Value Fund	—	—	30,522,454	6,440,289	—	—	(1,387,232)	35,575,511
VALIC Co. II Mid Cap Growth Fund	—	—	10,058,488	—	—	—	(385,059)	9,673,429
VALIC Co. II Mid Cap Value Fund	—	—	24,113,525	1,712,335	4,287,303	(27,898)	(1,109,815)	20,400,844
VALIC Co. II Small Cap Growth Fund	—	—	12,585,346	98,740	2,860,308	788,554	(1,560,639)	9,051,693
VALIC Co. II Small Cap Value Fund	—	—	34,936,655	—	13,954,687	(452,214)	(3,137,335)	17,392,419
VALIC Co. II Strategic Bond Fund	—	—	29,613,913	1,276,712	3,544,452	(171,494)	789,964	27,964,643

	$—	$—	$608,795,113	$121,594,237	$130,546,980	$(1,401,809)	$(18,151,878)	$580,288,683

†	Includes reinvestment of distributions paid.

137

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2018	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2019
VALIC Co. I Blue Chip Growth Fund	$—	$—	$355,523	$1,343,674	$1,479,692	$(198,846)	$(20,659)	$—
VALIC Co. I Capital Conservation Fund	—	—	14,999,827	1,232,335	—	—	337,874	16,570,036
VALIC Co. I Dividend Value Fund	—	—	12,063,106	1,520,797	—	—	(275,115.00)	13,308,788
VALIC Co. I Emerging Economies Fund	—	—	3,858,220	6,340,067	1,978,275	(587,693)	958,754.00	8,591,073
VALIC Co. I Foreign Value Fund	—	—	12,351,492	4,153,898	5,897,570	(682,781)	(50,197)	9,874,842
VALIC Co. I Global Real Estate Fund	—	—	6,846,871	2,401,589	639,061	(35,635)	353,400	8,927,164
VALIC Co. I Government Securities Fund	—	—	—	8,025,039	—	—	269,616	8,294,655
VALIC Co. I Inflation Protected Fund	—	—	15,263,733	—	1,710,325	(9,528)	65,040	13,608,920
VALIC Co. I International Equities Index Fund	—	—	13,236,917	7,125,370	17,517,744	(1,994,909)	1,063,089	1,912,723
VALIC Co. I International Government Bond Fund	—	—	15,035,233	1,830,873	2,164,552	(36,840)	485,567	15,150,281
VALIC Co. I International Growth Fund	—	—	3,425,602	43,048	1,979,904	(43,884)	(103,954)	1,340,908
VALIC Co. I Large Cap Core Fund	—	—	2,912,942	—	420,058	43,856	(153,215)	2,383,525
VALIC Co. I Large Capital Growth Fund	—	—	862,699	1,003,050	1,672,901	(166,498)	(15,747)	10,603
VALIC Co. I Mid Cap Index Fund	—	—	7,392,919	7,477,839	8,478,297	(2,217)	(145,212)	6,245,032
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	893,003	802,144	—	—	70,582	1,765,729
VALIC Co. I Nasdaq-100® Index Fund	—	—	6,176,313	798,622	1,082,276	(65,764)	(424,526)	5,402,369
VALIC Co. I Science & Technology Fund	—	—	7,061,333	1,894,028	1,095,529	(111,640)	2,175	7,750,367
VALIC Co. I Small Cap Index Fund	—	—	1,935,641	1,278,122	1,778,375	(2,383)	(153,730)	1,279,275
VALIC Co. I Small Cap Special Values Fund	—	—	9,715,985	—	4,055,914	(60,114)	(855,982)	4,743,975
VALIC Co. I Stock Index Fund	—	—	15,695,830	1,317,374	1,109,819	(7,990)	(496,925)	15,398,470
VALIC Co. I Value Fund	—	—	3,405,935	—	84,853	35,144	(137,516)	3,218,710
VALIC Co. II Capital Appreciation Fund	—	—	5,505,327	—	96,945	69,845	(319,162)	5,159,065
VALIC Co. II Core Bond Fund	—	—	23,123,524	20,428,502	685,408	(12,507)	940,155	43,794,266
VALIC Co. II High Yield Bond Fund	—	—	44,929,098	7,553,434	18,913,839	(602,123)	1,387,204	34,353,774
VALIC Co. II International Opportunities Fund	—	—	6,722,148	1,278,122	1,687,961	245,588	(986,697)	5,571,200
VALIC Co. II Large Cap Value Fund	—	—	8,575,886	1,675,861	—	—	(449,638)	9,802,109
VALIC Co. II Mid Cap Growth Fund	—	—	880,603	831,295	—	—	42,983	1,754,881
VALIC Co. II Mid Cap Value Fund	—	—	7,089,162	2,791,798	2,990,440	16,605	(264,979)	6,642,146
VALIC Co. II Small Cap Growth Fund	—	—	3,738,931	—	1,627,132	45,679	(388,341)	1,769,137
VALIC Co. II Small Cap Value Fund	—	—	10,879,821	—	5,025,934	(326,110)	(877,170)	4,650,607
VALIC Co. II Strategic Bond Fund	—	—	73,917,970	9,485,478	22,569,422	(1,505,784)	2,885,762	62,214,004

	$—	$—	$338,851,594	$92,632,359	$106,742,226	$(5,996,529)	$2,743,436	$321,488,634

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2018	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2019
VALIC Co. I Blue Chip Growth Fund	$—	$—	$17,529,694	$1,852,154	$10,395,376	$1,550,869	$(3,002,543)	$7,534,798
VALIC Co. I Capital Conservation Fund	—	—	28,866,538	2,345,884	1,744,135	(88,562)	716,257	30,095,982
VALIC Co. I Dividend Value Fund	—	—	39,505,611	10,124,911	—	—	(959,086)	48,671,436
VALIC Co. I Emerging Economies Fund	—	—	12,758,533	20,718,098	4,997,303	(1,545,035)	2,737,559	29,671,852
VALIC Co. I Foreign Value Fund	—	—	37,671,537	4,581,889	14,383,475	(1,921,024)	(110,046)	25,838,881
VALIC Co. I Global Real Estate Fund	—	—	38,517,791	—	12,099,745	(179,012)	551,685	26,790,719
VALIC Co. I Government Securities Fund	—	—	—	13,572,321	1,308,101	36,441	413,263	12,713,924
VALIC Co. I Inflation Protected Fund	—	—	43,099,943	—	4,612,682	(28,554)	188,927	38,647,634
VALIC Co. I International Equities Index Fund	—	—	42,099,317	7,485,769	36,134,186	(3,689,870)	708,825	10,469,855
VALIC Co. I International Government Bond Fund	—	—	25,791,156	5,330,103	—	—	883,272	32,004,531
VALIC Co. I International Growth Fund	—	—	14,466,933	304,297	7,867,147	1,155,835	(1,867,188)	6,192,730
VALIC Co. I Large Cap Core Fund	—	—	9,048,778	586,027	—	—	(380,548)	9,254,257
VALIC Co. I Large Capital Growth Fund	—	—	3,895,884	10,197,996	6,820,230	(717,569)	320,337	6,876,418
VALIC Co. I Mid Cap Index Fund	—	—	35,954,768	12,147,441	18,057,526	239,351	(1,677,873)	28,606,161
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	10,996,154	—	—	—	(148,423)	10,847,731
VALIC Co. I Nasdaq-100® Index Fund	—	—	20,275,685	8,404,419	—	—	(1,304,404)	27,375,700
VALIC Co. I Science & Technology Fund	—	—	30,167,305	10,577,113	—	—	(460,197)	40,284,221
VALIC Co. I Small Cap Index Fund	—	—	7,400,536	7,331,023	6,799,261	388,065	(982,724)	7,337,639

138

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Moderate Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2018	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2019
VALIC Co. I Small Cap Special Values Fund	$—	$—	$29,403,393	$—	$12,463,846	$139,021	$(2,809,200)	$14,269,368
VALIC Co. I Stock Index Fund	—	—	61,363,473	25,302,757	—	—	(1,641,837)	85,024,393
VALIC Co. I Value Fund	—	—	14,423,156	4,609,204	—	—	(330,348)	18,702,012
VALIC Co. II Capital Appreciation Fund	—	—	26,863,489	—	242,546	168,390	(1,387,368)	25,401,965
VALIC Co. II Core Bond Fund	—	—	56,324,113	28,553,504	8,163,630	(266,794)	2,031,459	78,478,652
VALIC Co. II High Yield Bond Fund	—	—	43,007,529	10,526,101	6,373,184	277,546	947,250	48,385,242
VALIC Co. II International Opportunities Fund	—	—	26,109,153	3,665,512	5,572,733	910,117	(3,751,298)	21,360,751
VALIC Co. II Large Cap Value Fund	—	—	46,001,586	8,469,627	—	—	(2,271,518)	52,199,695
VALIC Co. II Mid Cap Growth Fund	—	—	11,142,378	—	—	—	(426,552)	10,715,826
VALIC Co. II Mid Cap Value Fund	—	—	30,856,167	5,498,267	8,644,479	(8,126)	(1,288,541)	26,413,288
VALIC Co. II Small Cap Growth Fund	—	—	15,825,486	—	6,011,790	1,695,321	(3,011,311)	8,497,706
VALIC Co. II Small Cap Value Fund	—	—	46,506,035	—	22,125,886	(1,912,139)	(2,855,078)	19,612,932
VALIC Co. II Strategic Bond Fund	—	—	138,878,160	10,332,029	31,296,357	(608,534)	3,306,530	120,611,828

	$—	$—	$964,750,281	$212,516,446	$226,113,618	$(4,404,263)	$(17,860,719)	$928,888,127

†	Includes reinvestment of distributions paid.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended February 28, 2019 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$121,594,237	$130,546,980	$—	$—
Capital Appreciation	23,014,949	23,309,141	—	—
Conservative Growth Lifestyle	92,632,359	106,742,226	—	—
Core Bond	495,645,291	413,650,952	365,377,426	183,016,770
Government Money Market II	—	—	—	—
High Yield Bond	125,028,271	91,879,446	—	—
International Opportunities	139,170,366	176,571,141	—	—
Large Cap Value	119,824,122	114,756,699	—	—
Mid Cap Growth	44,808,712	27,123,790	—	—
Mid Cap Value	158,389,724	252,806,777	—	—
Moderate Growth Lifestyle	212,516,446	226,113,618	—	—
Small Cap Growth	54,956,366	55,308,391	—	—
Small Cap Value	129,968,437	204,387,123	—	—
Socially Responsible	181,843,859	263,725,293	—	—
Strategic Bond	317,093,814	365,791,249	84,372,775	33,188,882

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, treatment of deferred compensation, late year ordinary losses, straddles, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at February 28, 2019.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Aggressive Growth Lifestyle	$559,575,300	$29,324,940	$(8,611,557)	$20,713,383
Capital Appreciation	90,306,272	15,660,646	(2,977,756)	12,682,890
Conservative Growth Lifestyle	317,488,271	7,013,627	(3,013,264)	4,000,363
Core Bond	1,649,799,836	10,487,237	(20,471,989)	(9,984,752)
Government Money Market II	120,574,546	—	—	—

139

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
High Yield Bond	$674,801,280	$11,335,698	$(17,100,534)	$(5,764,836)
International Opportunities	522,580,757	112,603,164	(28,471,302)	84,131,862
Large Cap Value	262,935,184	21,077,825	(12,205,290)	8,872,535
Mid Cap Growth	207,249,403	31,871,643	(7,877,419)	23,994,224
Mid Cap Value	712,965,408	89,023,664	(40,694,814)	48,328,850
Moderate Growth Lifestyle	899,548,413	38,480,840	(9,141,126)	29,339,714
Small Cap Growth	177,963,470	36,022,408	(12,750,036)	23,272,372
Small Cap Value	377,437,923	50,140,281	(26,742,708)	23,397,573
Socially Responsible	534,716,798	210,149,398	(37,706,815)	172,442,583
Strategic Bond	923,989,678	6,946,057	(17,864,182)	(10,918,125)

@	Unrealized appreciation (depreciation) includes amounts for derivatives.

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains treated as ordinary income distributions for tax purposes.

The tax basis distributable earnings at August 31, 2018 and the tax character of distributions paid during the year ended August 31, 2018 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended August 31, 2018
Fund	Ordinary Income	Long-term Capital Gains and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$11,408,394	$50,153,748	$38,865,261	$9,804,295	$18,613,877
Capital Appreciation	4,245,900	22,299,719	17,779,709	434,154	4,650,345
Conservative Growth Lifestyle	10,490,382	12,250,183	1,256,927	8,269,513	1,304,182
Core Bond	36,081,103	(471,632)	(24,152,523)	29,745,347	—
Government Money Market II	7,922	—	—	1,175,017	3
High Yield Bond	29,483,669	(11,302,652)	(5,088,671)	32,204,893	—
International Opportunities	5,797,758	22,610,854	146,441,422	5,841,813	—
Large Cap Value	7,370,515	18,912,710	26,783,908	2,959,420	8,272,969
Mid Cap Growth	2,607,082	5,580,867	33,646,923	3,368,041	23,021,560
Mid Cap Value	10,149,977	132,034,978	123,859,244	3,732,456	68,024,640
Moderate Growth Lifestyle	20,315,546	64,453,213	47,200,433	16,737,065	18,327,088
Small Cap Growth	6,683,473	38,487,003	45,790,593	—	6,146,636
Small Cap Value	11,991,137	47,156,311	92,627,950	17,762,025	23,149,536
Socially Responsible	12,859,450	49,830,219	289,038,997	13,352,654	12,605,065
Strategic Bond	29,934,832	(12,755,986)	(21,161,249)	30,340,988	—

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of August 31, 2018, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Unlimited
Fund	ST	LT
Aggressive Growth Lifestyle	$—	$—
Capital Appreciation	—	—
Conservative Growth Lifestyle	—	—
Core Bond	471,632	—
Government Money Market II	—	—
High Yield Bond	2,050,851	9,251,801
International Opportunities	—	—
Large Cap Value	—	—
Mid Cap Growth	—	—
Mid Cap Value	—	—
Moderate Growth Lifestyle	—	—
Small Cap Growth	—	—
Small Cap Value	—	—

140

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Unlimited
Fund	ST	LT
Socially Responsible	$—	$—
Strategic Bond	—	12,755,986

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year.

For the fiscal year ended August 31, 2018, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	—	—	—
Conservative Growth Lifestyle	—	—	—
Core Bond	—	8,192,783	3,680,765
Government Money Market II	—	7,492	—
High Yield Bond	—	—	—
International Opportunities	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	236,748	—	—
Mid Cap Value	110,267	—	—
Moderate Growth Lifestyle	—	—	—
Small Cap Growth	801,899	—	—
Small Cap Value	—	—	—
Socially Responsible	—	—	—
Strategic Bond	—	9,210,959	1,568,953

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. All required changes have been made in accordance with the Act.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the six months ended February 28, 2019 (unaudited)		For the year ended August 31, 2018		For the six months ended February 28, 2019 (unaudited)		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,219,118	$12,948,442	2,261,629	$25,539,244	270,571	$5,080,005	333,830	$6,131,430
Reinvested dividends	—	—	2,530,559	28,418,172	—	—	270,452	5,084,499
Shares redeemed	(2,017,658)	(21,420,442)	(4,299,771)	(48,657,119)	(295,743)	(5,519,957)	(689,625)	(12,617,620)

Net increase (decrease)	(798,540)	$(8,472,000)	492,417	$5,300,297	(25,172)	$(439,952)	(85,343)	$(1,401,691)

	Conservative Growth Lifestyle				Core Bond
	For the six months ended February 28, 2019 (unaudited)		For the year ended August 31, 2018		For the six months ended February 28, 2019 (unaudited)		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	599,932	$7,163,232	2,377,368	$29,437,020	31,124,009	$334,653,859	29,511,097	$323,398,151
Reinvested dividends	—	—	784,086	9,573,695	—	—	2,798,245	29,745,347
Shares redeemed	(1,776,082)	(21,055,420)	(3,319,276)	(41,064,118)	(7,607,396)	(81,765,198)	(12,929,573)	(140,882,086)

Net increase (decrease)	(1,176,150)	$(13,892,188)	(157,822)	$(2,053,403)	23,516,613	$252,888,661	19,379,769	$212,261,412

141

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Government Money Market II				High Yield Bond
	For the six months ended February 28, 2019 (unaudited)		For the year ended August 31, 2018		For the six months ended February 28, 2019 (unaudited)		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	24,834,613	$24,834,613	68,624,800	$68,624,800	12,169,129	$91,131,664	11,100,701	$86,814,583
Reinvested dividends	989,541	989,541	1,175,020	1,175,020	—	—	4,322,804	32,204,893
Shares redeemed	(44,179,999)	(44,179,999)	(65,749,606)	(65,749,606)	(8,039,732)	(60,060,678)	(11,359,541)	(88,505,311)

Net increase (decrease)	(18,355,845)	$(18,355,845)	4,050,214	$4,050,214	4,129,397	$31,070,986	4,063,964	$30,514,165

	International Opportunities				Large Cap Value
	For the six months ended February 28, 2019 (unaudited)		For the year ended August 31, 2018		For the six months ended February 28, 2019 (unaudited)		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,972,348	$36,778,421	3,699,729	$76,917,051	851,953	$18,140,860	2,543,267	$56,659,816
Reinvested dividends	—	—	265,537	5,841,813	—	—	505,508	11,232,389
Shares redeemed	(4,906,779)	(94,854,664)	(4,618,761)	(98,052,241)	(711,301)	(15,307,010)	(1,537,976)	(34,393,009)

Net increase (decrease)	(2,934,431)	$(58,076,243)	(653,495)	$(15,293,377)	140,652	$2,833,852	1,510,799	$33,499,196

	Mid Cap Growth				Mid Cap Value
	For the six months ended February 28, 2019 (unaudited)		For the year ended August 31, 2018		For the six months ended February 28, 2019 (unaudited)		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,060,844	$29,590,710	6,349,160	$67,710,409	1,150,829	$23,420,824	2,219,283	$48,598,719
Reinvested dividends	—	—	2,513,295	26,389,601	—	—	3,290,101	71,757,096
Shares redeemed	(1,288,929)	(12,436,754)	(1,591,525)	(17,636,947)	(6,154,195)	(126,505,849)	(13,359,809)	(303,976,044)

Net increase (decrease)	1,771,915	$17,153,956	7,270,930	$76,463,063	(5,003,366)	$(103,085,025)	(7,850,425)	$(183,620,229)

	Moderate Growth Lifestyle				Small Cap Growth
	For the six months ended February 28, 2019 (unaudited)		For the year ended August 31, 2018		For the six months ended February 28, 2019 (unaudited)		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,521,924	$21,817,454	3,727,590	$55,563,392	1,261,096	$26,068,771	3,205,402	$65,066,801
Reinvested dividends	—	—	2,364,407	35,064,153	—	—	275,881	6,146,636
Shares redeemed	(2,460,915)	(34,957,914)	(4,798,128)	(71,646,941)	(1,328,205)	(27,001,751)	(2,330,204)	(48,215,461)

Net increase (decrease)	(938,991)	$(13,140,460)	1,293,869	$18,980,604	(67,109)	$(932,980)	1,151,079	$22,997,976

	Small Cap Value				Socially Responsible
	For the six months ended February 28, 2019 (unaudited)		For the year ended August 31, 2018		For the six months ended February 28, 2019 (unaudited)		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,064,858	$28,381,109	2,328,908	$35,596,185	440,779	$9,273,534	742,747	$16,277,508
Reinvested dividends	—	—	2,630,969	40,911,561	—	—	1,164,545	25,957,719
Shares redeemed	(8,153,372)	(114,640,166)	(7,571,033)	(118,265,313)	(3,302,785)	(73,059,809)	(7,434,125)	(161,992,247)

Net increase (decrease)	(6,088,514)	$(86,259,057)	(2,611,156)	$(41,757,567)	(2,862,006)	$(63,786,275)	(5,526,833)	$(119,757,020)

	Strategic Bond
	For the six months ended February 28, 2019 (unaudited)		For the year ended August 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	8,337,981	$90,640,623	17,840,623	$200,318,993
Reinvested dividends	—	—	2,814,563	30,340,988
Shares redeemed	(9,181,447)	(99,503,500)	(7,925,949)	(88,522,743)

Net increase (decrease)	(843,466)	$(8,862,877)	12,729,237	$142,137,238

142

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the six months ended February 28, 2019, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investments from the U.S. Government. As a result of the Core Bond Fund, Government Money Market II Fund and Strategic Bond Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The International Opportunities Fund invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Fund, except the Government Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest is currently payable under the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted lines of credit made available by State Street to the Series and certain other funds managed by the Adviser, which are also party to the uncommitted lines of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. For the six months ended February 28, 2019, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
High Yield Bond	1	$97	$958,295	3.63%
International Opportunities	2	206	1,047,303	3.56%
Large Cap Value	13	508	407,310	3.56%
Mid Cap Growth	1	61	579,213	3.76%
Mid Cap Value	1	14	133,974	3.63%
Moderate Growth Lifestyle	5	285	580,165	3.53%
Small Cap Growth	1	291	2,941,773	3.56%
Small Cap Value	1	10	103,358	3.63%
Socially Responsible	18	7,316	4,175,655	3.48%

At February 28, 2019, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended February 28, 2019, none of the Funds participated in this program.

143

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

For the six months ended February 28, 2019, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
International Opportunities	$24,007	$406,687	$42,918
Mid Cap Growth	145,726	309,287	(12,801)
Mid Cap Value	524,566	200,753	(43,172)

Note 12 — Unfunded Loan Commitments

At February 28, 2019, Strategic Bond Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Mavis Tire Express Services Corp., Inc.	Delayed Draw	03/20/2025	$51,217	$49,936

144

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund												Capital Appreciation Fund
	Six Months Ended February 28, 2019(f)		Year Ended August 31,										Six Months Ended February 28, 2019(f)		Year Ended August 31,
			2018		2017		2016		2015		2014				2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$11.34		$10.68		$10.41		$10.67		$12.04		$10.30		$20.13		$16.55	$15.99	$16.35	$15.88	$12.82

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.17		0.16		0.19		0.20		0.18		0.04		0.04	0.08	0.09	0.06	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.35)		1.04		0.93		0.56		(0.52)		1.77		(0.96)		4.51	2.12	1.20	0.46	3.08
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	(0.36)		1.21		1.09		0.75		(0.32)		1.95		(0.92)		4.55	2.20	1.29	0.52	3.13

Distributions from:
Net investment income	–		(0.16)		(0.21)		(0.23)		(0.19)		(0.11)		–		(0.08)	(0.08)	(0.06)	(0.05)	(0.07)
Net realized gain on securities	–		(0.39)		(0.61)		(0.78)		(0.86)		(0.10)		–		(0.89)	(1.56)	(1.59)	–	–

Total distributions	–		(0.55)		(0.82)		(1.01)		(1.05)		(0.21)		–		(0.97)	(1.64)	(1.65)	(0.05)	(0.07)

Net asset value at end of period	$10.98		$11.34		$10.68		$10.41		$10.67		$12.04		$19.21		$20.13	$16.55	$15.99	$16.35	$15.88

TOTAL RETURN(a)	(3.17)%		11.39%		10.61%		7.53%		(3.17)%		19.03%		(4.57)%		27.94%	14.13%	8.33%	3.28%	24.43%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85	%(g)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.14	%(e)(g)	0.14	%(e)	0.14	%(e)	0.15	%(e)	0.14	%(e)	0.14	%(e)	0.99	%(g)	0.99%	0.99%	1.00%	0.98%	0.99%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		0.00	%(g)	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.10	)%(e)(g)	1.49	%(e)	1.47	%(e)	1.78	%(e)	1.71	%(e)	1.56	%(e)	0.43	%(g)	0.22%	0.50%	0.52%	0.36%	0.31%
Ratio of net investment income (loss) to average net assets(c)	(0.14	)%(e)(g)	1.45	%(e)	1.44	%(e)	1.73	%(e)	1.67	%(e)	1.52	%(e)	0.29	%(g)	0.08%	0.36%	0.37%	0.23%	0.17%
Portfolio turnover rate	21%		49%		36%		24%		31%		32%		23%		124%	66%	54%	44%	44%
Number of shares outstanding at end of period (000’s)	52,861		53,660		53,168		51,410		47,707		42,546		5,424		5,449	5,535	5,313	5,014	5,491
Net assets at the end of period (000’s)	$580,401		$608,709		$567,843		$535,245		$508,890		$512,113		$104,172		$109,697	$91,579	$84,946	$81,961	$87,214

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

145

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund												Core Bond Fund
	Six Months Ended February 28, 2019(f)		Year Ended August 31,										Six Months Ended February 28, 2019(f)		Year Ended August 31,
			2018		2017		2016		2015		2014				2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$12.31		$12.07		$11.82		$11.95		$13.12		$12.13		$10.74		$11.15	$11.30	$10.93	$11.09	$10.69

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.31		0.28		0.30		0.31		0.29		0.16		0.30	0.27	0.24	0.23	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.09)		0.28		0.39		0.41		(0.62)		1.31		0.03		(0.45)	(0.12)	0.38	(0.16)	0.44
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	(0.10)		0.59		0.67		0.71		(0.31)		1.60		0.19		(0.15)	0.15	0.62	0.07	0.68

Distributions from:
Net investment income	–		(0.28)		(0.32)		(0.34)		(0.29)		(0.26)		–		(0.26)	(0.30)	(0.22)	(0.23)	(0.20)
Net realized gain on securities	–		(0.07)		(0.10)		(0.50)		(0.57)		(0.35)		–		(0.00)	–	(0.03)	–	(0.08)

Total distributions	–		(0.35)		(0.42)		(0.84)		(0.86)		(0.61)		–		(0.26)	(0.30)	(0.25)	(0.23)	(0.28)

Net asset value at end of period	$12.21		$12.31		$12.07		$11.82		$11.95		$13.12		$10.93		$10.74	$11.15	$11.30	$10.93	$11.09

TOTAL RETURN(a)	(0.81)%		4.94%		5.76%		6.19%		(2.65)%		13.34%		1.77%		(1.32)%	1.37%	5.78%	0.62%	6.44%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77	%(g)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.15	%(e)(g)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.14	%(e)	0.15	%(e)	0.78	%(g)	0.78%	0.80%	0.79%	0.79%	0.80%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.10	)%(e)(g)	2.47	%(e)	2.31	%(e)	2.51	%(e)	2.45	%(e)	2.26	%(e)	3.13	%(g)	2.80%	2.40%	2.16%	2.10%	2.24%
Ratio of net investment income (loss) to average net assets(c)	(0.15	)%(e)(g)	2.43	%(e)	2.27	%(e)	2.46	%(e)	2.40	%(e)	2.22	%(e)	3.12	%(g)	2.78%	2.37%	2.15%	2.08%	2.21%
Portfolio turnover rate	29%		44%		38%		27%		33%		31%		44%		73%	76%	139%	153%	169%
Number of shares outstanding at end of period (000’s)	26,340		27,516		27,674		27,779		27,270		24,601		142,948		119,431	100,052	106,434	97,489	85,364
Net assets at the end of period (000’s)	$321,488		$338,793		$333,907		$328,390		$325,797		$322,764		$1,563,095		$1,282,586	$1,115,936	$1,202,915	$1,065,803	$946,699

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

146

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Government Money Market II Fund								High Yield Bond Fund
	Six Months Ended February 28, 2019(f)		Year Ended August 31,						Six Months Ended February 28, 2019(f)		Year Ended August 31,
			2018	2017	2016	2015		2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$7.53		$7.75	$7.56	$7.40	$7.93	$7.63

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		0.01	0.00	0.00	0.00		0.00	0.20		0.40	0.41	0.37	0.38	0.41
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.00)		(0.00)	0.00	0.00	0.00		0.00	(0.05)		(0.18)	0.15	0.13	(0.53)	0.28
Net increase from payments by affiliates	–		–	–	–	0.00		–	–		–	–	–	–	–

Total income (loss) from investment operations	0.01		0.01	0.00	0.00	0.00		0.00	0.15		0.22	0.56	0.50	(0.15)	0.69

Distributions from:
Net investment income	(0.01)		(0.01)	(0.00)	(0.00)	(0.00)		(0.00)	–		(0.44)	(0.37)	(0.34)	(0.38)	(0.39)
Net realized gain on securities	–		–	–	–	–		–	–		–	–	–	–	–

Total distributions	(0.01)		(0.01)	(0.00)	(0.00)	(0.00)		(0.00)	–		(0.44)	(0.37)	(0.34)	(0.38)	(0.39)

Net asset value at end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$7.68		$7.53	$7.75	$7.56	$7.40	$7.93

TOTAL RETURN(a)	0.83%		0.91%	0.16%	0.01%	0.01	%(e)	0.01%	1.99%		2.89%	7.54%	7.07%	(2.02)%	9.10%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.55	%(g)	0.55%	0.50%	0.32%	0.15%		0.15%	0.96	%(g)	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets(c)	0.66	%(g)	0.65%	0.70%	0.66%	0.64%		0.63%	0.97	%(g)	0.97%	0.97%	0.99%	0.98%	0.99%
Ratio of expense reductions to average net assets	–		–	–	–	–		–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.66	%(g)	0.91%	0.16%	0.01%	0.01%		0.01%	5.51	%(g)	5.16%	5.27%	5.16%	5.00%	5.25%
Ratio of net investment income (loss) to average net assets(c)	1.54	%(g)	0.81%	(0.04)%	(0.33)%	(0.48)%		(0.47)%	5.50	%(g)	5.15%	5.26%	5.13%	4.97%	5.22%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A		N/A	17%		26%	52%	36%	36%	37%
Number of shares outstanding at end of period (000’s)	118,610		136,966	132,916	141,263	159,882		170,830	80,654		76,525	72,461	78,148	63,332	53,018
Net assets at the end of period (000’s)	$118,631		$136,987	$132,944	$141,291	$159,905		$170,575	$619,440		$576,553	$561,480	$590,679	$468,855	$420,459

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

147

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	International Opportunities Fund							Large Cap Value Fund
	Six Months Ended February 28, 2019(e)		Year Ended August 31,					Six Months Ended February 28, 2019(e)		Year Ended August 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$21.31		$19.38	$16.00	$15.08	$15.50	$13.78	$22.76		$20.66	$18.41	$17.08	$17.58	$14.51

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		0.13	0.14	0.14	0.16	0.16	0.18		0.30	0.24	0.27	0.20	0.22
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.15)		1.97	3.49	0.94	(0.38)	1.75	(1.34)		2.80	2.27	1.27	(0.46)	3.04
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	(2.14)		2.10	3.63	1.08	(0.22)	1.91	(1.16)		3.10	2.51	1.54	(0.26)	3.26

Distributions from:
Net investment income	–		(0.17)	(0.25)	(0.16)	(0.20)	(0.19)	–		(0.26)	(0.26)	(0.21)	(0.24)	(0.19)
Net realized gain on securities	–		–	–	–	–	–	–		(0.74)	–	–	–	–

Total distributions	–		(0.17)	(0.25)	(0.16)	(0.20)	(0.19)	–		(1.00)	(0.26)	(0.21)	(0.24)	(0.19)

Net asset value at end of period	$19.17		$21.31	$19.38	$16.00	$15.08	$15.50	$21.60		$22.76	$20.66	$18.41	$17.08	$17.58

TOTAL RETURN(a)	(10.04)%		10.81%	22.81%	7.23%	(1.50)%	13.88%	(5.10)%		15.12%	13.66%	9.09%	(1.56)%	22.55%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%	0.81	%(f)	0.81%	0.81%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets(c)	1.22	%(f)	1.20%	1.22%	1.21%	1.21%	1.21%	0.88	%(f)	0.88%	0.88%	0.89%	0.88%	0.88%
Ratio of expense reductions to average net assets	–		–	–	0.00%	0.01%	0.00%	0.01	%(f)	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.08	%(f)	0.61%	0.82%	0.91%	1.02%	1.05%	1.73	%(f)	1.35%	1.21%	1.59%	1.11%	1.31%
Ratio of net investment income (loss) to average net assets(c)	(0.14	)%(f)	0.41%	0.60%	0.70%	0.81%	0.84%	1.67	%(f)	1.27%	1.14%	1.51%	1.04%	1.24%
Portfolio turnover rate	23%		46%	62%	58%	59%	72%	43%		90%	77%	71%	72%	54%
Number of shares outstanding at end of period (000’s)	31,049		33,984	34,637	37,260	39,548	37,851	12,621		12,480	10,969	12,540	11,333	12,597
Net assets at the end of period (000’s)	$595,348		$724,027	$671,097	$596,055	$596,301	$586,631	$272,637		$284,086	$226,626	$230,844	$193,602	$221,453

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

148

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Growth Fund							Mid Cap Value Fund
	Six Months Ended February 28, 2019(e)		Year Ended August 31,					Six Months Ended February 28, 2019(e)		Year Ended August 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$10.71		$10.06	$8.42	$8.81	$10.13	$9.76	$22.13		$21.23	$20.45	$21.82	$25.15	$21.66

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		(0.02)	0.00	(0.02)	(0.02)	(0.05)	0.09		0.09	0.07	0.14	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.41)		2.56	1.64	0.24	0.27	1.33	(1.33)		2.62	2.17	1.73	(0.82)	5.06
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	(0.41)		2.54	1.64	0.22	0.25	1.28	(1.24)		2.71	2.24	1.87	(0.75)	5.11

Distributions from:
Net investment income	–		(0.02)	–	–	–	(0.01)	–		(0.09)	(0.13)	(0.06)	(0.05)	(0.08)
Net realized gain on securities	–		(1.87)	–	(0.61)	(1.57)	(0.90)	–		(1.72)	(1.33)	(3.18)	(2.53)	(1.54)

Total distributions	–		(1.89)	–	(0.61)	(1.57)	(0.91)	–		(1.81)	(1.46)	(3.24)	(2.58)	(1.62)

Net asset value at end of period	$10.30		$10.71	$10.06	$8.42	$8.81	$10.13	$20.89		$22.13	$21.23	$20.45	$21.82	$25.15

TOTAL RETURN(a)	(3.83)%		25.54%	19.48%	3.01%	1.66%	13.86%	(5.60)%		12.90%	11.02%	9.62%	(3.61)%	23.97%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%(f)	0.85%	0.85%	0.85%	0.85%	0.85%	1.05	%(f)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets(c)	1.12	%(f)	1.15%	1.17%	1.17%	1.14%	1.17%	1.07	%(f)	1.05%	1.05%	1.06%	1.06%	1.05%
Ratio of expense reductions to average net assets	0.00	%(f)	0.00%	0.00%	0.01%	0.01%	0.01%	0.00	%(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.02	%(f)	(0.18)%	0.04%	(0.27)%	(0.26)%	(0.47)%	0.87	%(f)	0.40%	0.32%	0.65%	0.28%	0.22%
Ratio of net investment income (loss) to average net assets(c)	(0.25	)%(f)	(0.49)%	(0.28)%	(0.59)%	(0.54)%	(0.79)%	0.85	%(f)	0.40%	0.32%	0.64%	0.27%	0.22%
Portfolio turnover rate	13%		35%	162%	92%	102%	175%	21%		44%	44%	44%	56%	29%
Number of shares outstanding at end of period (000’s)	22,356		20,584	13,313	14,338	17,507	16,118	36,408		41,411	49,262	48,776	42,460	38,551
Net assets at the end of period (000’s)	$230,197		$220,444	$133,988	$120,774	$154,291	$163,273	$760,496		$916,284	$1,046,046	$997,576	$926,580	$969,591

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

149

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Moderate Growth Lifestyle Fund												Small Cap Growth Fund
	Six Months Ended February 28, 2019(f)		Year Ended August 31,										Six Months Ended February 28, 2019(f)		Year Ended August 31,
			2018		2017		2016		2015		2014				2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$15.00		$14.23		$13.98		$14.09		$15.61		$13.93		$23.31		$16.98	$14.20	$15.31	$16.27	$16.11

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.26		0.24		0.30		0.29		0.28		(0.06)		(0.12)	(0.08)	(0.03)	(0.04)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.33)		1.08		0.92		0.70		(0.65)		1.99		(1.39)		7.14	3.72	0.42	0.97	1.68
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	(0.34)		1.34		1.16		1.00		(0.36)		2.27		(1.45)		7.02	3.64	0.39	0.93	1.54

Distributions from:
Net investment income	–		(0.24)		(0.32)		(0.32)		(0.28)		(0.20)		–		–	–	–	–	–
Net realized gain on securities	–		(0.33)		(0.59)		(0.79)		(0.88)		(0.39)		–		(0.69)	(0.86)	(1.50)	(1.89)	(1.38)

Total distributions	–		(0.57)		(0.91)		(1.11)		(1.16)		(0.59)		–		(0.69)	(0.86)	(1.50)	(1.89)	(1.38)

Net asset value at end of period	$14.66		$15.00		$14.23		$13.98		$14.09		$15.61		$21.86		$23.31	$16.98	$14.20	$15.31	$16.27

TOTAL RETURN(a)	(2.27)%		9.44%		8.42%		7.48%		(2.68)%		16.46%		(6.22)%		41.51%	26.05%	4.40%	5.26%	10.33%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	1.16	%(g)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.13	%(e)(g)	0.13	%(e)	0.14	%(e)	0.14	%(e)	0.13	%(e)	0.13	%(e)	1.22	%(g)	1.22%	1.25%	1.29%	1.25%	1.26%
Ratio of expense reduction to average net assets	–		–		–		–		–		–		0.01	%(g)	0.00%	0.00%	0.01%	0.01%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.10	)%(e)(g)	1.75	%(e)	1.68	%(e)	2.15	%(e)	1.92	%(e)	1.84	%(e)	(0.59	)%(g)	(0.61)%	(0.53)%	(0.22)%	(0.25)%	(0.83)%
Ratio of net investment income (loss) to average net assets(c)	(0.13	)%(e)(g)	1.72	%(e)	1.65	%(e)	2.11	%(e)	1.89	%(e)	1.81	%(e)	(0.65	)%(g)	(0.67)%	(0.62)%	(0.35)%	(0.34)%	(0.93)%
Portfolio turnover rate	23%		47%		36%		33%		30%		27%		29%		63%	40%	39%	49%	63%
Number of shares outstanding at end of period (000’s)	63,358		64,297		63,003		60,581		56,655		51,152		9,172		9,239	8,088	7,035	7,185	7,001
Net assets at the end of period (000’s)	$928,749		$964,607		$896,346		$846,974		$798,444		$798,521		$200,483		$215,384	$137,330	$99,884	$110,029	$113,907

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

150

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund							Socially Responsible Fund
	Six Months Ended February 28, 2019(e)		Year Ended August 31,					Six Months Ended February 28, 2019(e)		Year Ended August 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$15.74		$14.47	$13.57	$14.01	$16.65	$15.83	$23.09		$20.15	$19.23	$18.55	$18.56	$14.84

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.15	0.11	0.13	0.17	0.09	0.16		0.30	0.29	0.28	0.26	0.22
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.62)		2.36	1.48	1.27	(0.56)	2.70	(0.75)		3.39	2.33	1.89	(0.05)	3.74
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	(1.53)		2.51	1.59	1.40	(0.39)	2.79	(0.59)		3.69	2.62	2.17	0.21	3.96

Distributions from:
Net investment income	–		(0.13)	(0.14)	(0.17)	(0.10)	(0.17)	–		(0.35)	(0.29)	(0.28)	(0.22)	(0.24)
Net realized gain on securities	–		(1.11)	(0.55)	(1.67)	(2.15)	(1.80)	–		(0.40)	(1.41)	(1.21)	–	–

Total distributions	–		(1.24)	(0.69)	(1.84)	(2.25)	(1.97)	–		(0.75)	(1.70)	(1.49)	(0.22)	(0.24)

Net asset value at end of period	$14.21		$15.74	$14.47	$13.57	$14.01	$16.65	$22.50		$23.09	$20.15	$19.23	$18.55	$18.56

TOTAL RETURN(a)	(9.72)%		17.40%	11.61%	11.27%	(3.38)%	18.39%	(2.56)%		18.49%	13.90%	12.16%	1.06%	26.82%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95	%(f)	0.95%	0.95%	0.95%	0.95%	0.95%	0.56	%(f)	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	1.05	%(f)	1.03%	1.03%	1.04%	1.03%	1.03%	0.61	%(f)	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expense reductions to average net assets	0.01	%(f)	0.00%	0.00%	0.00%	0.00%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.21	%(f)	0.96%	0.71%	0.98%	1.02%	0.54%	1.45	%(f)	1.37%	1.46%	1.47%	1.35%	1.29%
Ratio of net investment income (loss) to average net assets(c)	1.11	%(f)	0.88%	0.62%	0.89%	0.95%	0.46%	1.40	%(f)	1.33%	1.41%	1.42%	1.31%	1.25%
Portfolio turnover rate	30%		46%	79%	59%	50%	47%	26%		5%	0%	25%	31%	26%
Number of shares outstanding at end of period (000’s)	27,882		33,971	36,582	37,866	34,784	33,516	31,313		34,175	39,701	39,360	39,153	36,604
Net assets at the end of period (000’s)	$396,304		$534,548	$529,505	$513,783	$487,157	$558,170	$704,490		$789,118	$799,898	$756,821	$726,460	$679,235

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

151

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Six Months Ended February 28, 2019(c)		Year Ended August 31,
			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$10.86		$11.38	$11.28	$11.00	$11.77	$11.23

Income (loss) from investment operations:
Net investment income (loss)(b)	0.22		0.42	0.39	0.38	0.42	0.48
Net realized and unrealized gain (loss) on investments and foreign currencies	0.03		(0.53)	0.13	0.39	(0.68)	0.62
Net increase from payments by affiliates	–		–	–	–	–	–

Total income (loss) from investment operations	0.25		(0.11)	0.52	0.77	(0.26)	1.10

Distributions from:
Net investment income	–		(0.41)	(0.42)	(0.45)	(0.41)	(0.44)
Net realized gain on securities	–		–	–	(0.04)	(0.10)	(0.12)

Total distributions	–		(0.41)	(0.42)	(0.49)	(0.51)	(0.56)

Net asset value at end of period	$11.11		$10.86	$11.38	$11.28	$11.00	$11.77

TOTAL RETURN(a)	2.30%		(0.96)%	4.75%	7.15%	(2.32)%	9.89%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets	0.87	%(d)	0.87%	0.88%	0.88%	0.87%	0.88%
Ratio of expenses to average net assets	0.87	%(d)	0.87%	0.88%	0.88%	0.87%	0.88%
Ratio of expense reductions to average net assets	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets	4.12	%(d)	3.73%	3.48%	3.51%	3.67%	4.11%
Ratio of net investment income (loss) to average net assets	4.12	%(d)	3.73%	3.48%	3.51%	3.67%	4.11%
Portfolio turnover rate	49%		133%	118%	162%	132%	150%
Number of shares outstanding at end of period (000’s)	77,730		78,574	65,845	72,983	71,428	64,149
Net assets at the end of period (000’s)	$863,543		$853,401	$749,055	$823,464	$785,635	$755,092

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	The per share amounts are calculated using the average share method.
(c)	Unaudited
(d)	Annualized

See Notes to Financial Statements

152

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

BMO Asset Management Corp.

115 S. LaSalle Street

Chicago, Illinois 60603

Delaware Investments Fund Advisers

2005 Market Street

Philadelphia, PA 19103

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

PineBridge Investments, LLC

399 Park Avenue

New York, New York 10022

Boston Partners Global Investors, Inc. d/b/a Boston Partners

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management, LLC

Haborside 5

185 Hudson Street, Suite 3300

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

One Boston Place

Boston, Massachusetts 02108

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

Christopher J. Tafone,

Assistant Secretary

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by Independent accountants and accordingly no opinion has been expressed thereon.

153

VALIC.com — Account acces

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With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542.

•	Print and download account transaction confirmations and tax statements

•	View transaction history and download it to Quicken using Direct ConnectSM

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•	Easily manage your personal profile to update your contact information (phone, address, email), update your beneficiaries, reset your password, and more

With VALIC.com, you can initiate account transactions including:

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•	Rebalance account to your desired allocation mix

•	Change contributions

•	Automate future contribution increases

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•	Follow steps to create a security profile

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CLICK VALIC.com     CALL 1-800-448-2542      VISIT your financial advisor

Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (“VFA”), member FINRA, SIPC and an SEC-registered investment advisor. VFA registered representatives offer securities and other products under retirement plans and IRAs, and to clients outside of such arrangements.

Annuities issued by The Variable Annuity Life Insurance Company (“VALIC”). Variable annuities distributed by its affiliate, AIG Capital Services, Inc. (“ACS”), member FINRA. VALIC, VFA and ACS are members of American International Group, Inc. (“AIG”).

Copyright © The Variable Annuity Life Insurance Company. All rights reserved.

VC 23800 (06/2017) J102011   EE

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 11387   (02/2019)   J55301

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 8, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: May 8, 2019